    As filed with the Securities and Exchange Commission on April 23, 2013



                                                             File Nos. 333-52272

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [ ]



                        Post-Effective Amendment No. 26                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 248                             [x]



                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt


                                   President

                      MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                 (908) 253-1833


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner
                                   Reed Smith
                               1301 K Street, NW
                              Washington, DC 20005
                                 (202) 414-9208



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on April 29, 2013 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                       PROSPECTUSES DATED APRIL 29, 2013

This supplements the prospectuses dated April 29, 2013, for the 3-year Series L and Class L products issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and First MetLife Investors Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Series/Class L
                                                                     SUPP-FXL13

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS L






                                                                  APRIL 29, 2013




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 63 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.






MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio
     JPMorgan Core Bond Portfolio
         (formerly American Funds (Reg. TM) Bond Portfolio)
     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:


     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
         (formerly Barclays Capital Aggregate Bond Index Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C) MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2013

TABLE OF CONTENTS
                                         PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
       Withdrawal Charge................ 39
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42
     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44


     Suspension of Payments or
       Transfers........................ 44
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders.. 45
     Guaranteed Income Benefits......... 45
     Description of GMIB Plus II........ 47
     Description of GMIB Plus I......... 52
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 55
     Description of the Lifetime
       Withdrawal Guarantee II.......... 57
     Description of the Lifetime
       Withdrawal Guarantee I........... 63
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 64
     Description of the Guaranteed
       Withdrawal Benefit I............. 69
     Guaranteed Minimum Accumulation
       Benefit.......................... 69
8. PERFORMANCE.......................... 71
9. DEATH BENEFIT........................ 72
     Upon Your Death.................... 72
     Standard Death Benefit - Principal
       Protection....................... 73
     Optional Death Benefit - Annual
       Step-Up.......................... 73
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 74
     Optional Death Benefit -
       Compounded-Plus.................. 77
     Additional Death Benefit -
       Earnings Preservation
       Benefit.......................... 77
     General Death Benefit Provisions... 78
     Spousal Continuation............... 79
     Death of the Annuitant............. 79
     Controlled Payout.................. 79
10. FEDERAL INCOME TAX STATUS........... 79
     Taxation of Non-Qualified
       Contracts........................ 80
     Taxation of Qualified Contracts.... 82
     Puerto Rico Tax Considerations..... 85
     Tax Benefits Related to the Assets
       of the Separate Account.......... 86
     Possible Tax Law Changes........... 86
11. OTHER INFORMATION................... 86
     MetLife Investors.................. 86
     The Separate Account............... 86
     Distributor........................ 87
     Selling Firms...................... 87
     Requests and Elections............. 89
     Ownership.......................... 90
     Legal Proceedings.................. 91
     Financial Statements............... 91

TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION................  91
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 58 and 65
Annuitant................................................................ 91
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 40
Beneficiary.............................................................. 90
Benefit Base............................................................. 65
Business Day............................................................. 19
Contract Year............................................................ 19
Death Benefit Base....................................................... 74
Fixed Account............................................................ 17
Good Order............................................................... 90
Guaranteed Accumulation Amount........................................... 70
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 90
Non-Qualified Contract................................................... 80
Owner.................................................................... 90
Purchase Payment......................................................... 18
Qualified Contract....................................................... 80
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 86
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------



















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7
               1                            6
               2                            5
         3 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.35%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.60%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.20%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge         1.50%
  GMIB Plus II - current charge         1.00%

  GMIB Plus I - maximum charge          1.50%
  GMIB Plus I - current charge          0.80%

  GMIB II and GMIB I                    0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge  1.60%
  Single Life version - current charge  1.25%
  Joint Life version - maximum charge   1.80%
  Joint Life version - current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge  0.95%
  Single Life version - current charge  0.50%
  Joint Life version - maximum charge   1.40%
  Joint Life version - current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit - current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I - maximum     1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) - current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) - current charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum*    Maximum**
                                          -------     -------

Total Annual Portfolio Expenses           0.53%         9.71%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------


* The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.52%.


** The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Multi-Index Targeted Risk Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Multi-Index Targeted Risk Portfolio are 0.86%.


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.62%        0.25%          0.04%      0.01%      0.92%       0.01%         0.91%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.12%      0.06%      1.04%       0.01%         1.03%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.02%      0.21%      1.14%       0.02%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.01%      0.91%          -          0.91%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.06%      0.00%      0.91%          -          0.91%
 ClearBridge Aggressive Growth Portfolio   0.61%        0.25%          0.03%      0.00%      0.89%          -          0.89%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -          1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.12%      0.06%      1.09%          -          1.09%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.03%      0.00%      0.85%       0.02%         0.83%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.01%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.09%      0.00%      0.89%       0.13%         0.76%
 JPMorgan Global Active Allocation         0.79%        0.25%          0.28%      0.00%      1.32%       0.07%         1.25%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.09%      0.00%      1.04%          -          1.04%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.65%        0.25%          0.04%      0.06%      1.00%       0.00%         1.00%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.07%      0.00%      0.82%       0.02%         0.80%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
  Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.01%      0.43%      0.94%       0.01%         0.93%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          9.02%      0.26%      9.71%       8.85%         0.86%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.91%        0.25%          0.16%      0.00%      1.32%       0.02%         1.30%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.05%         0.95%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.11%      0.00%      0.83%          -          0.83%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.04%      0.00%      0.93%       0.03%         0.90%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.27%      0.48%      1.45%       0.17%         1.28%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.67%        0.25%          0.32%      0.14%      1.38%       0.14%         1.24%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock      0.81%         0.25%          0.10%      0.00%      1.16%       0.10%         1.06%
  Portfolio
 Barclays Aggregate Bond Index Portfolio  0.25%         0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 BlackRock Money Market Portfolio         0.33%         0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio            0.70%         0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Frontier Mid Cap Growth Portfolio        0.73%         0.25%          0.05%      0.00%      1.03%       0.02%         1.01%
 Jennison Growth Portfolio                0.61%         0.25%          0.03%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio      0.81%         0.25%          0.04%      0.00%      1.10%          -          1.10%
 Met/Dimensional International Small      0.81%         0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
  Company Portfolio
 MetLife Mid Cap Stock Index Portfolio    0.25%         0.30%          0.07%      0.02%      0.64%       0.00%         0.64%
 MetLife Stock Index Portfolio            0.25%         0.25%          0.03%      0.00%      0.53%       0.01%         0.52%
 MFS (Reg. TM) Value Portfolio            0.70%         0.25%          0.03%      0.00%      0.98%       0.13%         0.85%
 MSCI EAFE (Reg. TM) Index Portfolio      0.30%         0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Neuberger Berman Genesis Portfolio       0.82%         0.25%          0.04%      0.00%      1.11%       0.01%         1.10%
 Russell 2000 (Reg. TM) Index Portfolio   0.25%         0.30%          0.08%      0.09%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth           0.60%         0.25%          0.04%      0.00%      0.89%       0.01%         0.88%
  Portfolio
 Van Eck Global Natural Resources         0.78%         0.25%          0.04%      0.02%      1.09%       0.01%         1.08%
  Portfolio
 Western Asset Management U.S.            0. 47%        0.25%          0.03%      0.00%      0.75%       0.02%         0.73%
  Government
 Portfolio
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate        0.06%         0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced        0.06%         0.55%          0.01%      0.38%      1.00%          -          1.00%
  Allocation Portfolio
 American Funds (Reg. TM) Growth          0.07%         0.55%          0.01%      0.38%      1.01%          -          1.01%
  Allocation Portfolio
 MetLife Defensive Strategy Portfolio     0.06%         0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio      0.06%         0.25%          0.00%      0.60%      0.91%          -          0.91%
 MetLife Balanced Strategy Portfolio      0.05%         0.25%          0.01%      0.65%      0.96%          -          0.96%
 MetLife Growth Strategy Portfolio        0.06%         0.25%          0.00%      0.69%      1.00%          -          1.00%
 MetLife Aggressive Strategy Portfolio    0.09%         0.25%          0.01%      0.72%      1.07%          -          1.07%
 SSgA Growth and Income ETF Portfolio     0.31%         0.25%          0.01%      0.24%      0.81%          -          0.81%
 SSgA Growth ETF Portfolio                0.32%         0.25%          0.03%      0.25%      0.85%          -          0.85%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years        10 years
                 ------------   ------------   ------------   -------------
    maximum       (a)$2,201      (a)$4,668      (a)$6,599      (a)$11,355
    minimum       (b)$1,285      (b)$2,258      (b)$3,103       (b)$6,701


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years        10 years
                 ------------   ------------   ------------   -------------
    maximum       (a)$1,501      (a)$4,218      (a)$6,599      (a)$11,355
    minimum         (b)$585      (b)$1,808      (b)$3,103       (b)$6,701


CHART 2. Chart 2 assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,858      (a)$3,704      (a)$5,089      (a)$8,729
    minimum         (b)$942      (b)$1,194      (b)$1,268      (b)$2,689


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,158      (a)$3,254      (a)$5,089      (a)$8,729
    minimum         (b)$242        (b)$744      (b)$1,268      (b)$2,689


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.





2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



We reserve the right to reject any application.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:



o  The minimum initial Purchase Payment we will accept is $10,000.



o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase

     Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     Barclays Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio

     JPMorgan Core Bond Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio

     Davis Venture Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Janus Forty Portfolio
     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Value Portfolio

     MSCI EAFE (Reg. TM) Index Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio



Platform 3
----------



     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio

     Lord Abbett Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio
     JPMorgan Core Bond Portfolio
         (formerly American Funds (Reg. TM) Bond Portfolio)
     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
         (formerly Barclays Capital Aggregate Bond Index Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B or, as noted, Class C portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio

         (Class C)
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the

Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).



If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.



If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.



For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.



If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.



LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an

Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.



If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.



(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then



3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.



The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         5
  3 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first

Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate



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the dollar amount of Annuity Payments. (For more information, see "Variable
Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.



You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.



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


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the



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


     number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the



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request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or



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o  during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit



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


proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase -

Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


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


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the



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


     year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first

Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


     (1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of



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    Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(12) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)    The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and



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is at least age 59 1/2 at continuation), even after the entire amount of
Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



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


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal

(including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).



7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



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


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.



For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed



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



     Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.



o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



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


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage



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should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);



(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7)    termination of the contract to which the rider is


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


     attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on




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the applicable annuity option rates and your Account Value on the Annuity Date.



If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal



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Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time,



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the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be



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larger than your Annual Benefit Payment. If you enroll in the Automated
Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the



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terms described above. (If you discontinue Automatic Annual Resets, the
Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is



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


reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit




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



     Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you



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


made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At



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


the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or
(3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is



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increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least



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30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."



TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the




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



     death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.



(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


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


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available



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


under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should



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consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


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o  made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.



Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends, and certain other items).


The new 3.8% Medicare tax is imposed on the lesser of:


1.    the taxpayer's "net investment income" (from Non-Qualified
     Contracts, interest, dividends, etc., offset by specified allowable deductions); or


2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in sections 401(a), 403(a), 403(b), 408, 408A, or 457(b) of the Internal Revenue Code (the Code)), but such income will increase modified adjusted gross income in Item 2.


The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.



Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in



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the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in section 408 of the Code, permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that




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could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013 (plus, for an employee age 50 or older, $2,500). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in section 408A of the Code, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a section 403(b)




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contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship



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distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of



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the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are



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credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for




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Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MetLife Securities, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MetLife Securities sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife Securities sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MetLife Securities sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MetLife Securities sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and



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the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2012, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.198697         10.532766         191,322.4983
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008246          7.002006       5,589,697.0771
  01/01/2009    to  12/31/2009        7.002006          8.911697       9,241,029.7600
  01/01/2010    to  12/31/2010        8.911697          9.836852       9,191,817.8037
  01/01/2011    to  12/31/2011        9.836852          9.475085       8,533,683.1425
  01/01/2012    to  12/31/2012        9.475085         10.585364       8,015,915.1324
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038245          8.940063         262,827.7655
  01/01/2009    to  12/31/2009        8.940063          9.864681         898,050.7200
  01/01/2010    to  12/31/2010        9.864681         10.300392         890,395.0257
  01/01/2011    to  12/31/2011       10.300392         10.724159         745,350.8484
  01/01/2012    to  12/31/2012       10.724159         11.071850         664,172.4779
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998247          6.351043       6,186,702.7634
  01/01/2009    to  12/31/2009        6.351043          8.377803       9,019,711.0400
  01/01/2010    to  12/31/2010        8.377803          9.356566       8,649,578.7024
  01/01/2011    to  12/31/2011        9.356566          8.772532       8,404,374.9105
  01/01/2012    to  12/31/2012        8.772532         10.027496       7,986,387.0669
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988247          5.751733         620,502.5375
  01/01/2009    to  12/31/2009        5.751733          7.861733       1,077,178.1000
  01/01/2010    to  12/31/2010        7.861733          9.154919       1,075,342.4146
  01/01/2011    to  12/31/2011        9.154919          8.595309       1,095,960.9899
  01/01/2012    to  12/31/2012        8.595309          9.930956         907,219.8194
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088243          6.046592         492,886.2557
  01/01/2009    to  12/31/2009        6.046592          8.483058         764,891.8100
  01/01/2010    to  12/31/2010        8.483058          8.923930         707,873.5558
  01/01/2011    to  12/31/2011        8.923930          7.527931         663,835.9042
  01/01/2012    to  12/31/2012        7.527931          8.699940         583,178.8331
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018246          7.674799       2,664,817.0264
  01/01/2009    to  12/31/2009        7.674799          9.320117       5,343,186.9400
  01/01/2010    to  12/31/2010        9.320117         10.080914       5,388,673.0570
  01/01/2011    to  12/31/2011       10.080914          9.940216       5,105,877.5472
  01/01/2012    to  12/31/2012        9.940216         10.841879       4,471,714.5124
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.130359         11.521583         232,044.9082
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.954140         10.262698         267,552.7769
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.425532         12.270938          21,365.2806
  01/01/2009    to  12/31/2009       12.270938         17.709663         133,734.8400
  01/01/2010    to  12/31/2010       17.709663         20.177578         150,284.4309
  01/01/2011    to  12/31/2011       20.177578         20.323542         146,295.0553
  01/01/2012    to  12/31/2012       20.323542         23.307882         133,217.6576
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998685         12.816450         162,452.6748
  01/01/2005    to  12/31/2005       12.816450         14.289435         117,737.2912
  01/01/2006    to  12/31/2006       14.289435         19.348461         122,116.0401
  01/01/2007    to  12/31/2007       19.348461         16.182460         115,312.7949
  01/01/2008    to  12/31/2008       16.182460          9.288287         112,002.3474
  01/01/2009    to  12/31/2009        9.288287         12.315905         131,815.8800
  01/01/2010    to  12/31/2010       12.315905         14.072750         115,045.0683
  01/01/2011    to  12/31/2011       14.072750         13.076104         111,591.5739
  01/01/2012    to  12/31/2012       13.076104         16.211779         103,570.7158
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998685         11.955751         177,820.3075
  01/01/2005    to  12/31/2005       11.955751         13.241624         258,292.2290
  01/01/2006    to  12/31/2006       13.241624         15.076958         388,135.5197
  01/01/2007    to  12/31/2007       15.076958         15.295768         276,245.1858
  01/01/2008    to  12/31/2008       15.295768          9.621978         215,140.8480
  01/01/2009    to  12/31/2009        9.621978         12.528083         190,337.0300
  01/01/2010    to  12/31/2010       12.528083         15.317038         158,709.4140
  01/01/2011    to  12/31/2011       15.317038         14.125705         128,375.9092
  01/01/2012    to  12/31/2012       14.125705         16.418830         116,221.2616
============   ==== ==========      ==========        ==========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.739807         365,928.6730
  01/01/2004    to  12/31/2004       11.739807         13.924184         674,632.3592
  01/01/2005    to  12/31/2005       13.924184         15.654760         779,913.6862
  01/01/2006    to  12/31/2006       15.654760         19.851689         847,142.4195
  01/01/2007    to  12/31/2007       19.851689         19.316358         586,313.6481
  01/01/2008    to  12/31/2008       19.316358         11.237068         511,771.2547
  01/01/2009    to  12/31/2009       11.237068         17.147896         491,608.4400
  01/01/2010    to  12/31/2010       17.147896         19.646879         438,641.1749
  01/01/2011    to  12/31/2011       19.646879         16.579144         421,965.9012
  01/01/2012    to  12/31/2012       16.579144         21.087207         365,566.1644
============   ==== ==========      ==========        ==========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010680          1.046550       2,369,752.1127
============   ==== ==========      ==========        ==========       ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.587034         192,026.2966
  01/01/2004    to  12/31/2004       11.587034         12.136100         375,629.8958
  01/01/2005    to  12/31/2005       12.136100         12.931287         257,550.8176
  01/01/2006    to  12/31/2006       12.931287         14.531532         259,862.6027
  01/01/2007    to  12/31/2007       14.531532         15.882811         171,452.9408
  01/01/2008    to  12/31/2008       15.882811          9.576584         177,699.0561
  01/01/2009    to  12/31/2009        9.576584         12.611958         197,078.9500
  01/01/2010    to  12/31/2010       12.611958         15.661715         164,748.2169
  01/01/2011    to  12/31/2011       15.661715         15.246982         159,545.6826
  01/01/2012    to  12/31/2012       15.246982         17.739074         148,507.0523
============   ==== ==========      ==========        ==========       ==============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      142.925755        146.788850           2,041.5901
  01/01/2011    to  12/31/2011      146.788850        133.563610           3,604.3520
  01/01/2012    to  12/31/2012      133.563610        161.026092           3,307.8436
============   ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564926          9.980526        19,957.5876
  01/01/2008    to  12/31/2008        9.980526          5.715558        97,266.3396
  01/01/2009    to  12/31/2009        5.715558          6.932672       166,719.7500
  01/01/2010    to  12/31/2010        6.932672          7.872314       129,247.0632
  01/01/2011    to  12/31/2011        7.872314          7.450121       159,186.2622
  01/01/2012    to  12/31/2012        7.450121          8.260356        63,730.0444
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012734          1.048594       329,296.4136
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.703844       498,709.5641
  01/01/2004    to  12/31/2004        6.703844          7.153997       569,830.2928
  01/01/2005    to  12/31/2005        7.153997          7.996630       390,172.4270
  01/01/2006    to  12/31/2006        7.996630          7.733229       378,763.2755
  01/01/2007    to  12/31/2007        7.733229          7.782325       263,851.7052
  01/01/2008    to  12/31/2008        7.782325          4.667622       277,325.3571
  01/01/2009    to  12/31/2009        4.667622          6.107641       268,024.4000
  01/01/2010    to  12/31/2010        6.107641          7.440526       259,717.3848
  01/01/2011    to  12/31/2011        7.440526          7.560468       314,242.3619
  01/01/2012    to  12/31/2012        7.560468          8.816804       341,270.6064
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246869         10.622029             0.0000
  01/01/2006    to  12/31/2006       10.622029         11.142009        31,273.6735
  01/01/2007    to  12/31/2007       11.142009         10.316557        40,270.0983
  01/01/2008    to  12/31/2008       10.316557          4.607445        99,827.2676
  01/01/2009    to  12/31/2009        4.607445          6.255989       115,603.3900
  01/01/2010    to  12/31/2010        6.255989          6.608321       121,696.8098
  01/01/2011    to  04/29/2011        6.608321          7.022114             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.325606         3,701.3770
  01/01/2007    to  12/31/2007       10.325606         12.991090        52,532.9585
  01/01/2008    to  12/31/2008       12.991090          7.765170       226,093.9196
  01/01/2009    to  12/31/2009        7.765170         10.761189       313,946.4200
  01/01/2010    to  12/31/2010       10.761189         12.921756       307,693.6401
  01/01/2011    to  12/31/2011       12.921756         12.528496       285,681.6047
  01/01/2012    to  12/31/2012       12.528496         14.416084       388,504.1250
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.082371         486,518.7169
  01/01/2004    to  12/31/2004       16.082371         17.118943         582,980.4835
  01/01/2005    to  12/31/2005       17.118943         17.099563         431,019.9121
  01/01/2006    to  12/31/2006       17.099563         18.368342         398,942.4854
  01/01/2007    to  12/31/2007       18.368342         19.259181         313,365.7384
  01/01/2008    to  12/31/2008       19.259181         15.426805         255,713.1620
  01/01/2009    to  12/31/2009       15.426805         20.764874         318,056.5400
  01/01/2010    to  12/31/2010       20.764874         23.084982         271,163.3403
  01/01/2011    to  12/31/2011       23.084982         23.732450         233,488.4675
  01/01/2012    to  12/31/2012       23.732450         26.377521         214,421.6133
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.651896         16.220126          52,129.4530
  01/01/2009    to  12/31/2009       16.220126         20.198268         143,337.5800
  01/01/2010    to  12/31/2010       20.198268         24.952252         135,607.8180
  01/01/2011    to  12/31/2011       24.952252         23.648823         123,899.6146
  01/01/2012    to  12/31/2012       23.648823         26.691850         121,312.0398
============   ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997808         10.208891           7,952.1719
  01/01/2011    to  12/31/2011       10.208891         10.248932          23,730.8709
  01/01/2012    to  12/31/2012       10.248932         10.824756          22,356.2117
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987809          9.753794          85,644.3522
  01/01/2012    to  12/31/2012        9.753794         10.020301          87,253.8509
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998247          6.591041         219,561.2861
  01/01/2009    to  12/31/2009        6.591041          8.100526         606,327.8600
  01/01/2010    to  12/31/2010        8.100526          8.850782         620,363.6578
  01/01/2011    to  12/31/2011        8.850782          8.662946         595,951.6049
  01/01/2012    to  12/31/2012        8.662946          9.711073         537,657.6449
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998247          7.023948       1,653,920.9793
  01/01/2009    to  12/31/2009        7.023948          8.886076       2,473,643.2300
  01/01/2010    to  12/31/2010        8.886076          9.623600       2,609,344.5307
  01/01/2011    to  12/31/2011        9.623600          9.304422       2,557,307.4329
  01/01/2012    to  12/31/2012        9.304422         10.632302       2,220,148.5028
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.712200          99,672.9565
  01/01/2004    to  11/19/2004        7.712200          7.908682         163,966.1431
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998247         10.882555        10,402.2500
  01/01/2010    to  12/31/2010       10.882555         12.160270        50,282.8310
  01/01/2011    to  12/31/2011       12.160270         11.928070        61,716.8849
  01/01/2012    to  12/31/2012       11.928070         13.414839        62,894.1591
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.981038         10.430094       131,256.9638
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.464459        44,211.4997
  01/01/2007    to  12/31/2007       10.464459         14.068459        60,362.3082
  01/01/2008    to  12/31/2008       14.068459          6.156400       183,082.8006
  01/01/2009    to  12/31/2009        6.156400         10.236000       394,869.9100
  01/01/2010    to  12/31/2010       10.236000         12.456715       411,331.9877
  01/01/2011    to  12/31/2011       12.456715          9.966333       394,659.3244
  01/01/2012    to  12/31/2012        9.966333         11.660563       385,623.6213
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.478581       166,240.6474
  01/01/2004    to  12/31/2004        9.478581         11.152257       497,680.7338
  01/01/2005    to  12/31/2005       11.152257         12.778216       393,078.1542
  01/01/2006    to  12/31/2006       12.778216         15.916585       385,203.9388
  01/01/2007    to  12/31/2007       15.916585         17.744346       337,942.6028
  01/01/2008    to  12/31/2008       17.744346         10.064027       342,548.8292
  01/01/2009    to  12/31/2009       10.064027         13.030672       405,139.3400
  01/01/2010    to  12/31/2010       13.030672         14.286492       361,024.7350
  01/01/2011    to  12/31/2011       14.286492         12.553706       323,547.9357
  01/01/2012    to  12/31/2012       12.553706         14.417451       298,150.4957
============   ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.728989         12.010450       194,373.2798
  01/01/2004    to  12/31/2004       12.010450         13.521569       216,833.8611
  01/01/2005    to  12/31/2005       13.521569         14.379967       227,025.2887
  01/01/2006    to  12/31/2006       14.379967         16.229201       181,452.5398
  01/01/2007    to  12/31/2007       16.229201         15.537348       145,481.8258
  01/01/2008    to  12/31/2008       15.537348          9.433749       151,703.4546
  01/01/2009    to  12/31/2009        9.433749         12.696966       148,947.8700
  01/01/2010    to  12/31/2010       12.696966         15.351926       136,161.6882
  01/01/2011    to  12/31/2011       15.351926         14.311582       143,218.4122
  01/01/2012    to  12/31/2012       14.311582         14.827643       127,931.9868
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.421980         501,714.2422
  01/01/2004    to  12/31/2004       10.421980         11.180310         973,583.6416
  01/01/2005    to  12/31/2005       11.180310         11.155964         807,879.0494
  01/01/2006    to  12/31/2006       11.155964         11.021843         774,626.7527
  01/01/2007    to  12/31/2007       11.021843         12.017125         564,947.6329
  01/01/2008    to  12/31/2008       12.017125         11.011145         642,872.5960
  01/01/2009    to  12/31/2009       11.011145         12.792237       1,278,268.0700
  01/01/2010    to  12/31/2010       12.792237         13.566288       1,363,997.1733
  01/01/2011    to  12/31/2011       13.566288         14.839021       1,263,497.7086
  01/01/2012    to  12/31/2012       14.839021         15.935720       1,152,555.0873
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.664058         621,754.8429
  01/01/2004    to  12/31/2004       11.664058         12.050144         730,537.2305
  01/01/2005    to  12/31/2005       12.050144         12.125947         754,483.4460
  01/01/2006    to  12/31/2006       12.125947         12.473143         772,871.7788
  01/01/2007    to  12/31/2007       12.473143         13.202604         681,086.9876
  01/01/2008    to  12/31/2008       13.202604         13.045741         939,859.3459
  01/01/2009    to  12/31/2009       13.045741         15.153372       2,024,883.8200
  01/01/2010    to  12/31/2010       15.153372         16.131354       2,087,639.8273
  01/01/2011    to  12/31/2011       16.131354         16.379191       1,880,812.5800
  01/01/2012    to  12/31/2012       16.379191         17.612171       1,854,755.8132
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.995244         15.910675               0.0000
  01/01/2010    to  12/31/2010       15.910675         18.152803           6,541.8132
  01/01/2011    to  12/31/2011       18.152803         16.994843           2,202.4542
  01/01/2012    to  12/31/2012       16.994843         18.459187           4,373.5910
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.776604         12.353553          38,150.5395
  01/01/2011    to  12/31/2011       12.353553         12.578305         161,695.9862
  01/01/2012    to  12/31/2012       12.578305         13.795504          75,728.5778
============   ==== ==========       =========         =========       ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.750877         10.902463          32,676.1332
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.593698        92,501.8913
  01/01/2004    to  12/31/2004        4.593698          4.325647       230,230.4273
  01/01/2005    to  12/31/2005        4.325647          4.726140       178,108.8488
  01/01/2006    to  12/31/2006        4.726140          4.899998       147,348.8628
  01/01/2007    to  12/31/2007        4.899998          6.341871       117,478.8935
  01/01/2008    to  12/31/2008        6.341871          3.466669       157,699.1430
  01/01/2009    to  12/31/2009        3.466669          5.423684       191,746.2100
  01/01/2010    to  12/31/2010        5.423684          6.815663       204,702.5014
  01/01/2011    to  12/31/2011        6.815663          6.043953       184,072.7008
  01/01/2012    to  12/31/2012        6.043953          6.668266       163,015.7639
============   ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010712          1.066681       231,223.5383
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.353050          8.515568        18,428.4736
  01/01/2009    to  12/31/2009        8.515568         10.466056       590,011.9800
  01/01/2010    to  12/31/2010       10.466056         11.560613       802,840.1111
  01/01/2011    to  12/31/2011       11.560613         11.498218       860,927.0403
  01/01/2012    to  12/31/2012       11.498218         12.768225       783,604.8569
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.734168          7.807073        13,581.3625
  01/01/2009    to  12/31/2009        7.807073          9.918888       460,977.9800
  01/01/2010    to  12/31/2010        9.918888         11.143167       684,659.9620
  01/01/2011    to  12/31/2011       11.143167         10.733165       772,968.6540
  01/01/2012    to  12/31/2012       10.733165         12.149667       684,976.0389
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         43.027856       245,655.4382
  01/01/2004    to  12/31/2004       43.027856         47.698291       328,790.1190
  01/01/2005    to  12/31/2005       47.698291         48.535509       317,092.3545
  01/01/2006    to  12/31/2006       48.535509         56.262562       305,261.8883
  01/01/2007    to  12/31/2007       56.262562         57.425171       235,298.5966
  01/01/2008    to  12/31/2008       57.425171         35.979786       198,128.1781
  01/01/2009    to  12/31/2009       35.979786         41.921405       203,292.6700
  01/01/2010    to  12/31/2010       41.921405         48.277737       172,789.7882
  01/01/2011    to  12/31/2011       48.277737         45.607572       158,727.6366
  01/01/2012    to  12/31/2012       45.607572         52.948759       142,367.8267
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.116168         545,166.8913
  01/01/2004    to  12/31/2004        6.116168          7.091623         461,770.0175
  01/01/2005    to  12/31/2005        7.091623          8.000247         489,375.6850
  01/01/2006    to  12/31/2006        8.000247          8.358931         487,979.0168
  01/01/2007    to  12/31/2007        8.358931          9.676372         421,923.0021
  01/01/2008    to  12/31/2008        9.676372          5.737228         489,667.0905
  01/01/2009    to  12/31/2009        5.737228          8.213605         741,087.3900
  01/01/2010    to  12/31/2010        8.213605         10.321049         662,094.7830
  01/01/2011    to  12/31/2011       10.321049          9.990196         589,261.1994
  01/01/2012    to  12/31/2012        9.990196         11.175965         523,493.9362
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.465522         391,708.1789
  01/01/2004    to  12/31/2004       11.465522         14.273751         552,235.2175
  01/01/2005    to  12/31/2005       14.273751         16.222215         538,296.4680
  01/01/2006    to  12/31/2006       16.222215         18.061760         498,409.0921
  01/01/2007    to  12/31/2007       18.061760         17.236545         344,450.5905
  01/01/2008    to  12/31/2008       17.236545         11.903543         337,419.9555
  01/01/2009    to  12/31/2009       11.903543         14.813199         447,863.6600
  01/01/2010    to  12/31/2010       14.813199         17.478914         403,638.8587
  01/01/2011    to  12/31/2011       17.478914         15.656440         356,308.8574
  01/01/2012    to  12/31/2012       15.656440         18.177905         317,076.1095
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998685         11.100137         145,279.7418
  01/01/2005    to  12/31/2005       11.100137         12.165185          93,844.4813
  01/01/2006    to  12/31/2006       12.165185         12.699575          95,011.2319
  01/01/2007    to  12/31/2007       12.699575         15.514806         109,263.4236
  01/01/2008    to  12/31/2008       15.514806          7.893597         157,799.7674
  01/01/2009    to  12/31/2009        7.893597         11.432244         171,557.6200
  01/01/2010    to  12/31/2010       11.432244         14.307007         123,011.2352
  01/01/2011    to  12/31/2011       14.307007         13.029205         115,323.8410
  01/01/2012    to  12/31/2012       13.029205         13.593123         106,998.9324
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998685         10.461847           82,549.9513
  01/01/2006    to  12/31/2006       10.461847         11.949081          153,106.2245
  01/01/2007    to  12/31/2007       11.949081         11.465355          165,345.7311
  01/01/2008    to  12/31/2008       11.465355          7.230874          178,518.4878
  01/01/2009    to  12/31/2009        7.230874          9.008179          214,665.0600
  01/01/2010    to  12/31/2010        9.008179         10.184113          182,449.3113
  01/01/2011    to  12/31/2011       10.184113          9.876117          195,192.7305
  01/01/2012    to  12/31/2012        9.876117         11.518581          238,037.7193
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.117727         14.593884           27,717.8300
  01/01/2010    to  12/31/2010       14.593884         15.173825           28,558.3036
  01/01/2011    to  12/31/2011       15.173825         16.001403           33,414.1832
  01/01/2012    to  12/31/2012       16.001403         16.310287           40,935.1541
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.922260         10.013530           97,581.8904
  01/01/2006    to  12/31/2006       10.013530         10.303529          577,027.1482
  01/01/2007    to  12/31/2007       10.303529         10.627251          490,874.9630
  01/01/2008    to  12/31/2008       10.627251         10.729941        1,410,955.8585
  01/01/2009    to  12/31/2009       10.729941         10.586364        2,023,968.6400
  01/01/2010    to  12/31/2010       10.586364         10.418325        1,501,868.6819
  01/01/2011    to  12/31/2011       10.418325         10.253403        1,602,794.4528
  01/01/2012    to  12/31/2012       10.253403         10.089764        1,450,320.5138
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.012101           78,254.1037
  01/01/2004    to  12/31/2004       10.012101          9.915939           89,810.9084
  01/01/2005    to  04/30/2005        9.915939          9.922437           27,580.7740
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.760288          591,834.6737
  01/01/2004    to  12/31/2004       10.760288         11.874740        1,193,178.8170
  01/01/2005    to  12/31/2005       11.874740         12.871367        1,157,297.7390
  01/01/2006    to  12/31/2006       12.871367         14.492475        1,280,822.9065
  01/01/2007    to  12/31/2007       14.492475         14.893261          993,143.0635
  01/01/2008    to  12/31/2008       14.893261          8.873076        1,091,631.1943
  01/01/2009    to  12/31/2009        8.873076         11.511510        1,265,180.3900
  01/01/2010    to  12/31/2010       11.511510         12.667599        1,132,850.1142
  01/01/2011    to  12/31/2011       12.667599         11.945921        1,109,967.2411
  01/01/2012    to  12/31/2012       11.945921         13.248456          960,981.7607
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.742491         391,976.6035
  01/01/2004    to  12/31/2004        9.742491         10.444336         610,848.0166
  01/01/2005    to  12/31/2005       10.444336         11.670509         485,982.1327
  01/01/2006    to  12/31/2006       11.670509         11.775638         519,440.0857
  01/01/2007    to  12/31/2007       11.775638         12.907448         378,638.7789
  01/01/2008    to  12/31/2008       12.907448          8.059753         355,411.5824
  01/01/2009    to  12/31/2009        8.059753         11.069917         438,301.9600
  01/01/2010    to  12/31/2010       11.069917         12.126850         411,086.8915
  01/01/2011    to  12/31/2011       12.126850         11.961220         330,681.2756
  01/01/2012    to  12/31/2012       11.961220         13.601550         469,918.0235
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.953701         871,650.5499
  01/01/2004    to  12/31/2004        7.953701          8.328364       1,190,042.9860
  01/01/2005    to  12/31/2005        8.328364          8.582943         902,272.7773
  01/01/2006    to  12/31/2006        8.582943          9.090394         847,022.1465
  01/01/2007    to  12/31/2007        9.090394         10.223547         693,303.3113
  01/01/2008    to  12/31/2008       10.223547          5.438802         531,037.5819
  01/01/2009    to  12/31/2009        5.438802          7.691650         430,461.7400
  01/01/2010    to  12/31/2010        7.691650          8.280910         346,728.3459
  01/01/2011    to  12/31/2011        8.280910          8.037222         298,418.1038
  01/01/2012    to  12/31/2012        8.037222          9.035962               0.0000
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.961360         431,144.8032
  01/01/2004    to  12/31/2004       13.961360         15.065379         504,706.1415
  01/01/2005    to  12/31/2005       15.065379         16.266263         485,542.0215
  01/01/2006    to  12/31/2006       16.266263         17.957569         415,646.4344
  01/01/2007    to  12/31/2007       17.957569         16.420738         288,395.4648
  01/01/2008    to  12/31/2008       16.420738          8.704398         280,128.8125
  01/01/2009    to  12/31/2009        8.704398         12.095358         261,209.3300
  01/01/2010    to  12/31/2010       12.095358         13.660430         216,373.5206
  01/01/2011    to  12/31/2011       13.660430         14.316621         195,324.9369
  01/01/2012    to  12/31/2012       14.316621         15.719850         174,624.8563
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065149         10.132460           3,372.0209
  01/01/2009    to  12/31/2009       10.132460         14.231178          15,451.6300
  01/01/2010    to  12/31/2010       14.231178         17.169192          15,688.5208
  01/01/2011    to  12/31/2011       17.169192         14.150930          16,194.2469
  01/01/2012    to  12/31/2012       14.150930         16.418403          15,405.4116
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.886608         13.552069        12,612.7000
  01/01/2010    to  12/31/2010       13.552069         16.793842         7,291.7703
  01/01/2011    to  12/31/2011       16.793842         16.157675        13,953.8392
  01/01/2012    to  12/31/2012       16.157675         18.645282        24,403.1756
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.439147       113,340.9506
  01/01/2004    to  12/31/2004       10.439147         11.328989       405,352.2510
  01/01/2005    to  12/31/2005       11.328989         11.637556       271,933.0387
  01/01/2006    to  12/31/2006       11.637556         13.192652       247,620.4043
  01/01/2007    to  12/31/2007       13.192652         13.627956       208,045.7804
  01/01/2008    to  12/31/2008       13.627956          8.414024       224,457.8946
  01/01/2009    to  12/31/2009        8.414024         10.426819       270,690.6300
  01/01/2010    to  12/31/2010       10.426819         11.748324       267,014.9565
  01/01/2011    to  12/31/2011       11.748324         11.751302       282,649.7718
  01/01/2012    to  12/31/2012       11.751302         13.347990       281,521.5604
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.036620         11.629649        15,741.6600
  01/01/2010    to  12/31/2010       11.629649         12.333790        17,014.4042
  01/01/2011    to  12/31/2011       12.333790         10.602515         9,084.4016
  01/01/2012    to  12/31/2012       10.602515         12.305116         9,563.5923
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.201841         13.769524         8,138.1900
  01/01/2010    to  12/31/2010       13.769524         17.148383         1,874.8261
  01/01/2011    to  12/31/2011       17.148383         16.146327        12,300.4348
  01/01/2012    to  12/31/2012       16.146327         18.422276        12,162.7227
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615690         14.752537         5,222.5200
  01/01/2010    to  12/31/2010       14.752537         18.732453        43,115.4499
  01/01/2011    to  12/31/2011       18.732453         15.361565        65,783.5895
  01/01/2012    to  12/31/2012       15.361565         15.506197        61,713.0192
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.474174         15.437838            2,861.8458
  01/01/2006    to  12/31/2006       15.437838         15.788248            4,947.0969
  01/01/2007    to  12/31/2007       15.788248         16.162956           24,623.6546
  01/01/2008    to  12/31/2008       16.162956         15.821074          115,655.2450
  01/01/2009    to  12/31/2009       15.821074         16.205260          356,921.0300
  01/01/2010    to  12/31/2010       16.205260         16.824014          333,567.8734
  01/01/2011    to  12/31/2011       16.824014         17.429548          274,569.8444
  01/01/2012    to  12/31/2012       17.429548         17.674177          243,731.0716
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301432         10.688161        1,155,952.0390
  01/01/2005    to  12/31/2005       10.688161         11.610860        1,918,517.4014
  01/01/2006    to  12/31/2006       11.610860         12.986595        1,726,380.5698
  01/01/2007    to  12/31/2007       12.986595         13.148279          983,261.7149
  01/01/2008    to  12/31/2008       13.148279          7.658055          908,888.7942
  01/01/2009    to  12/31/2009        7.658055          9.996887          953,634.3200
  01/01/2010    to  12/31/2010        9.996887         11.461735          932,055.6363
  01/01/2011    to  12/31/2011       11.461735         10.628642          847,148.4606
  01/01/2012    to  12/31/2012       10.628642         12.210162          716,789.3567
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101591         10.392155        2,974,335.7840
  01/01/2005    to  12/31/2005       10.392155         10.956056        7,339,993.7543
  01/01/2006    to  12/31/2006       10.956056         12.074147       10,414,889.7788
  01/01/2007    to  12/31/2007       12.074147         12.461603       16,373,851.6908
  01/01/2008    to  12/31/2008       12.461603          8.346747       20,396,473.7915
  01/01/2009    to  12/31/2009        8.346747         10.541860       21,644,875.5600
  01/01/2010    to  12/31/2010       10.541860         11.784043       20,159,247.7024
  01/01/2011    to  12/31/2011       11.784043         11.399904       18,682,792.0813
  01/01/2012    to  12/31/2012       11.399904         12.780853       17,332,446.1695
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941718         10.108289          202,145.7266
  01/01/2005    to  12/31/2005       10.108289         10.393947          696,792.8515
  01/01/2006    to  12/31/2006       10.393947         11.111755          824,564.8463
  01/01/2007    to  12/31/2007       11.111755         11.581702        1,391,746.6327
  01/01/2008    to  12/31/2008       11.581702          9.043675        2,289,019.7551
  01/01/2009    to  12/31/2009        9.043675         10.938981        4,067,866.1600
  01/01/2010    to  12/31/2010       10.938981         11.939096        4,370,498.7801
  01/01/2011    to  12/31/2011       11.939096         11.958591        4,189,134.7331
  01/01/2012    to  12/31/2012       11.958591         13.051863        4,752,401.2437
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241480         10.603065         2,157,771.3080
  01/01/2005    to  12/31/2005       10.603065         11.387414         5,424,112.8450
  01/01/2006    to  12/31/2006       11.387414         12.730735         9,456,728.6613
  01/01/2007    to  12/31/2007       12.730735         13.116699        17,125,157.0655
  01/01/2008    to  12/31/2008       13.116699          8.019935        18,940,256.7162
  01/01/2009    to  12/31/2009        8.019935         10.268189        19,015,499.5900
  01/01/2010    to  12/31/2010       10.268189         11.670563        18,125,112.4005
  01/01/2011    to  12/31/2011       11.670563         11.040799        16,814,070.4147
  01/01/2012    to  12/31/2012       11.040799         12.572620        16,034,184.7504
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011662         10.228501         1,031,983.9640
  01/01/2005    to  12/31/2005       10.228501         10.651728         2,981,665.5207
  01/01/2006    to  12/31/2006       10.651728         11.555753         4,033,925.9474
  01/01/2007    to  12/31/2007       11.555753         12.077188         5,707,726.2798
  01/01/2008    to  12/31/2008       12.077188          8.744835         7,294,859.3975
  01/01/2009    to  12/31/2009        8.744835         10.851048         8,276,339.8100
  01/01/2010    to  12/31/2010       10.851048         12.003012         8,013,002.7479
  01/01/2011    to  12/31/2011       12.003012         11.799088         7,741,652.2586
  01/01/2012    to  12/31/2012       11.799088         13.049943         6,984,652.7794
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.137177         10.427165             0.0000
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007589          6.973097        16,631.1534
  01/01/2009    to  12/31/2009        6.973097          8.821827        24,338.5900
  01/01/2010    to  12/31/2010        8.821827          9.679446        22,823.7111
  01/01/2011    to  12/31/2011        9.679446          9.267807        39,385.4886
  01/01/2012    to  12/31/2012        9.267807         10.291548        39,903.6892
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037587          8.903238             0.0000
  01/01/2009    to  12/31/2009        8.903238          9.765301        45,919.2900
  01/01/2010    to  12/31/2010        9.765301         10.135640         6,421.1529
  01/01/2011    to  12/31/2011       10.135640         10.489688         9,798.0645
  01/01/2012    to  12/31/2012       10.489688         10.764647         5,531.8906
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997589          6.324798        14,778.8498
  01/01/2009    to  12/31/2009        6.324798          8.293283         4,423.8700
  01/01/2010    to  12/31/2010        8.293283          9.206817         3,740.2666
  01/01/2011    to  12/31/2011        9.206817          8.580581         3,028.8035
  01/01/2012    to  12/31/2012        8.580581          9.749123         3,350.6089
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987590          5.727942             0.0000
  01/01/2009    to  12/31/2009        5.727942          7.782381         6,023.4300
  01/01/2010    to  12/31/2010        7.782381          9.008354        12,053.9167
  01/01/2011    to  12/31/2011        9.008354          8.407199        11,170.2372
  01/01/2012    to  12/31/2012        8.407199          9.655225        31,324.6910
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087584          6.021612             0.0000
  01/01/2009    to  12/31/2009        6.021612          8.397486         1,313.3400
  01/01/2010    to  12/31/2010        8.397486          8.781125         1,313.3356
  01/01/2011    to  12/31/2011        8.781125          7.363178         1,759.1297
  01/01/2012    to  12/31/2012        7.363178          8.458381         1,755.6486
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017588          7.643140        12,301.3023
  01/01/2009    to  12/31/2009        7.643140          9.226164        64,655.1500
  01/01/2010    to  12/31/2010        9.226164          9.919631        64,149.8207
  01/01/2011    to  12/31/2011        9.919631          9.722805        62,866.3212
  01/01/2012    to  12/31/2012        9.722805         10.540983        55,015.4326
============   ==== ==========       =========         =========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.061450         11.404244         1,312.2657
============   ==== ==========       =========         =========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.894088         10.159794             0.0000
============   ==== ==========       =========         =========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.314967         11.394847             0.0000
  01/01/2009    to  12/31/2009       11.394847         16.347022         7,088.8000
  01/01/2010    to  12/31/2010       16.347022         18.513704         5,063.1117
  01/01/2011    to  12/31/2011       18.513704         18.536366         4,604.7618
  01/01/2012    to  12/31/2012       18.536366         21.130475           391.4248
============   ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         12.764997        31,565.0512
  01/01/2005    to  12/31/2005       12.764997         14.147202        17,997.4337
  01/01/2006    to  12/31/2006       14.147202         19.041742        20,642.5617
  01/01/2007    to  12/31/2007       19.041742         15.830068        16,553.3006
  01/01/2008    to  12/31/2008       15.830068          9.031329        14,313.0589
  01/01/2009    to  12/31/2009        9.031329         11.903521        13,490.6200
  01/01/2010    to  12/31/2010       11.903521         13.520294        11,213.1890
  01/01/2011    to  12/31/2011       13.520294         12.487734        31,116.9594
  01/01/2012    to  12/31/2012       12.487734         15.389257        31,272.9932
============   ==== ==========       =========         =========        ===========
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.907728        31,370.0740
  01/01/2005    to  12/31/2005       11.907728         13.109814        29,408.5086
  01/01/2006    to  12/31/2006       13.109814         14.837854        36,303.7736
  01/01/2007    to  12/31/2007       14.837854         14.962649        33,835.6747
  01/01/2008    to  12/31/2008       14.962649          9.355816        29,874.2059
  01/01/2009    to  12/31/2009        9.355816         12.108663        28,425.5100
  01/01/2010    to  12/31/2010       12.108663         14.715813        28,636.0875
  01/01/2011    to  12/31/2011       14.715813         13.490166        27,273.5670
  01/01/2012    to  12/31/2012       13.490166         15.585846        21,984.7226
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.692887        87,666.4696
  01/01/2004    to  12/31/2004       11.692887         13.785392       107,551.7072
  01/01/2005    to  12/31/2005       13.785392         15.406303        86,238.7524
  01/01/2006    to  12/31/2006       15.406303         19.420146        75,280.4714
  01/01/2007    to  12/31/2007       19.420146         18.782747        62,901.8688
  01/01/2008    to  12/31/2008       18.782747         10.860931        52,037.6731
  01/01/2009    to  12/31/2009       10.860931         16.474724        50,894.6000
  01/01/2010    to  12/31/2010       16.474724         18.762814        40,718.4027
  01/01/2011    to  12/31/2011       18.762814         15.738457        35,944.7791
  01/01/2012    to  12/31/2012       15.738457         19.897599        28,135.6916
============   ==== ==========      ==========        ==========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010580          1.042242       310,133.8216
============   ==== ==========      ==========        ==========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.540760        42,998.4318
  01/01/2004    to  12/31/2004       11.540760         12.015117        73,108.5388
  01/01/2005    to  12/31/2005       12.015117         12.726042        54,225.5085
  01/01/2006    to  12/31/2006       12.726042         14.215555        46,531.9722
  01/01/2007    to  12/31/2007       14.215555         15.443992        33,809.0099
  01/01/2008    to  12/31/2008       15.443992          9.255971        26,590.9386
  01/01/2009    to  12/31/2009        9.255971         12.116794        24,796.8100
  01/01/2010    to  12/31/2010       12.116794         14.956905        17,602.1139
  01/01/2011    to  12/31/2011       14.956905         14.473874        13,883.9484
  01/01/2012    to  12/31/2012       14.473874         16.738361        13,310.2012
============   ==== ==========      ==========        ==========       ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      120.722022        123.492816             0.0000
  01/01/2011    to  12/31/2011      123.492816        111.695374             0.0000
  01/01/2012    to  12/31/2012      111.695374        133.852189            26.3620
============   ==== ==========      ==========        ==========       ============
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563024          9.970501             0.0000
  01/01/2008    to  12/31/2008        9.970501          5.675456         2,703.1348
  01/01/2009    to  12/31/2009        5.675456          6.842845         2,680.3100
  01/01/2010    to  12/31/2010        6.842845          7.723872         2,659.9826
  01/01/2011    to  12/31/2011        7.723872          7.265988         2,641.0534
  01/01/2012    to  12/31/2012        7.265988          8.007763         2,675.4595
============   ==== ==========      ==========        ==========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012635          1.044277       358,103.7596
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.677059         143,010.0163
  01/01/2004    to  12/31/2004        6.677059          7.082674         133,941.9579
  01/01/2005    to  12/31/2005        7.082674          7.869701          95,505.9231
  01/01/2006    to  12/31/2006        7.869701          7.565054          88,931.1267
  01/01/2007    to  12/31/2007        7.565054          7.567283          57,741.7189
  01/01/2008    to  12/31/2008        7.567283          4.511342          35,156.0070
  01/01/2009    to  12/31/2009        4.511342          5.867821          27,423.0900
  01/01/2010    to  12/31/2010        5.867821          7.105657          24,476.7137
  01/01/2011    to  12/31/2011        7.105657          7.177090          14,483.6250
  01/01/2012    to  12/31/2012        7.177090          8.319389          13,864.0230
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245695         10.611559               0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607               0.0000
  01/01/2007    to  12/31/2007       11.064607         10.183235           1,316.4803
  01/01/2008    to  12/31/2008       10.183235          4.520486           1,702.2688
  01/01/2009    to  12/31/2009        4.520486          6.101182           1,802.8200
  01/01/2010    to  12/31/2010        6.101182          6.406271           1,915.2978
  01/01/2011    to  04/29/2011        6.406271          6.794109               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091               0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098           1,148.7826
  01/01/2008    to  12/31/2008       12.861098          7.641242           5,822.0995
  01/01/2009    to  12/31/2009        7.641242         10.526144           4,646.9000
  01/01/2010    to  12/31/2010       10.526144         12.564008           1,858.2971
  01/01/2011    to  12/31/2011       12.564008         12.108903           1,791.0493
  01/01/2012    to  12/31/2012       12.108903         13.849513           3,749.4724
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.018030         144,853.2736
  01/01/2004    to  12/31/2004       16.018030         16.948206         114,971.4284
  01/01/2005    to  12/31/2005       16.948206         16.828031          81,992.6511
  01/01/2006    to  12/31/2006       16.828031         17.968847          69,707.3441
  01/01/2007    to  12/31/2007       17.968847         18.727017          51,977.7890
  01/01/2008    to  12/31/2008       18.727017         14.910488          39,405.5049
  01/01/2009    to  12/31/2009       14.910488         19.949964          37,760.9600
  01/01/2010    to  12/31/2010       19.949964         22.046418          29,942.4191
  01/01/2011    to  12/31/2011       22.046418         22.529533          29,759.8114
  01/01/2012    to  12/31/2012       22.529533         24.889981          29,366.0221
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.119688         15.150115             0.0000
  01/01/2009    to  12/31/2009       15.150115         18.752927             0.0000
  01/01/2010    to  12/31/2010       18.752927         23.028309             0.0000
  01/01/2011    to  12/31/2011       23.028309         21.695017             0.0000
  01/01/2012    to  12/31/2012       21.695017         24.339394         1,337.3265
============   ==== ==========       =========         =========        ===========
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996987         10.167529             0.0000
  01/01/2011    to  12/31/2011       10.167529         10.146507             0.0000
  01/01/2012    to  12/31/2012       10.146507         10.652134             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.986988          9.714258             0.0000
  01/01/2012    to  12/31/2012        9.714258          9.919665        12,933.1575
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997589          6.563810             0.0000
  01/01/2009    to  12/31/2009        6.563810          8.018802             0.0000
  01/01/2010    to  12/31/2010        8.018802          8.709116             0.0000
  01/01/2011    to  12/31/2011        8.709116          8.473386             0.0000
  01/01/2012    to  12/31/2012        8.473386          9.441471         3,542.0567
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997589          6.994952         2,002.1388
  01/01/2009    to  12/31/2009        6.994952          8.796467         4,412.0600
  01/01/2010    to  12/31/2010        8.796467          9.469607         4,220.0033
  01/01/2011    to  12/31/2011        9.469607          9.100861         4,868.5751
  01/01/2012    to  12/31/2012        9.100861         10.337166         5,181.4568
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.681378        44,988.5086
  01/01/2004    to  11/19/2004        7.681378          7.835364        41,129.1322
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997589         10.838832             0.0000
  01/01/2010    to  12/31/2010       10.838832         12.039017             0.0000
  01/01/2011    to  12/31/2011       12.039017         11.738652             0.0000
  01/01/2012    to  12/31/2012       11.738652         13.122429             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.920830         10.325525             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355             0.0000
  01/01/2007    to  12/31/2007       10.422355         13.927648           234.7302
  01/01/2008    to  12/31/2008       13.927648          6.058060         6,355.1636
  01/01/2009    to  12/31/2009        6.058060         10.012274         6,318.6200
  01/01/2010    to  12/31/2010       10.012274         12.111688        13,590.0955
  01/01/2011    to  12/31/2011       12.111688          9.632356        12,706.3741
  01/01/2012    to  12/31/2012        9.632356         11.202058         5,233.0485
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.440699        46,229.8593
  01/01/2004    to  12/31/2004        9.440699         11.041095        81,060.3535
  01/01/2005    to  12/31/2005       11.041095         12.575417        53,351.8014
  01/01/2006    to  12/31/2006       12.575417         15.570576        52,843.7563
  01/01/2007    to  12/31/2007       15.570576         17.254194        36,962.8244
  01/01/2008    to  12/31/2008       17.254194          9.727162        39,001.9045
  01/01/2009    to  12/31/2009        9.727162         12.519144        32,099.5400
  01/01/2010    to  12/31/2010       12.519144         13.643664        26,052.9821
  01/01/2011    to  12/31/2011       13.643664         11.917182        21,152.8980
  01/01/2012    to  12/31/2012       11.917182         13.604147        19,738.5867
============   ==== ==========       =========         =========        ===========
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.728989         11.962451        49,809.4994
  01/01/2004    to  12/31/2004       11.962451         13.386766        35,384.6763
  01/01/2005    to  12/31/2005       13.386766         14.151717        28,226.7573
  01/01/2006    to  12/31/2006       14.151717         15.876342        22,835.6573
  01/01/2007    to  12/31/2007       15.876342         15.108094        20,617.3624
  01/01/2008    to  12/31/2008       15.108094          9.117948        12,659.8112
  01/01/2009    to  12/31/2009        9.117948         12.198515        12,026.3500
  01/01/2010    to  12/31/2010       12.198515         14.661117        11,320.3981
  01/01/2011    to  12/31/2011       14.661117         13.585944         9,848.0246
  01/01/2012    to  12/31/2012       13.585944         13.991164         9,468.9050
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.380246         159,927.6384
  01/01/2004    to  12/31/2004       10.380246         11.068762         171,205.7546
  01/01/2005    to  12/31/2005       11.068762         10.978760         118,754.1884
  01/01/2006    to  12/31/2006       10.978760         10.782048         102,141.5173
  01/01/2007    to  12/31/2007       10.782048         11.684998          76,454.2246
  01/01/2008    to  12/31/2008       11.684998         10.642578          73,796.8698
  01/01/2009    to  12/31/2009       10.642578         12.290146          63,227.3600
  01/01/2010    to  12/31/2010       12.290146         12.955862          43,514.8988
  01/01/2011    to  12/31/2011       12.955862         14.086822          48,518.2876
  01/01/2012    to  12/31/2012       14.086822         15.036974          39,523.4351
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.617358         131,171.1083
  01/01/2004    to  12/31/2004       11.617358         11.929910          99,283.6491
  01/01/2005    to  12/31/2005       11.929910         11.933334          77,461.3139
  01/01/2006    to  12/31/2006       11.933334         12.201788          67,915.9234
  01/01/2007    to  12/31/2007       12.201788         12.837722          50,466.3402
  01/01/2008    to  12/31/2008       12.837722         12.609123          45,246.6944
  01/01/2009    to  12/31/2009       12.609123         14.558656          74,403.5900
  01/01/2010    to  12/31/2010       14.558656         15.405575          40,629.3530
  01/01/2011    to  12/31/2011       15.405575         15.548946          53,642.0033
  01/01/2012    to  12/31/2012       15.548946         16.618896          55,099.4435
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.858543         14.461665               0.0000
  01/01/2010    to  12/31/2010       14.461665         16.400985               0.0000
  01/01/2011    to  12/31/2011       16.400985         15.263076               0.0000
  01/01/2012    to  12/31/2012       15.263076         16.478515               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.653667         12.176080               0.0000
  01/01/2011    to  12/31/2011       12.176080         12.323645           5,218.2568
  01/01/2012    to  12/31/2012       12.323645         13.434935           6,704.2294
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.686059         10.793183               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.575366        21,277.4770
  01/01/2004    to  12/31/2004        4.575366          4.282527        39,694.1716
  01/01/2005    to  12/31/2005        4.282527          4.651129        26,372.5236
  01/01/2006    to  12/31/2006        4.651129          4.793453        25,059.5151
  01/01/2007    to  12/31/2007        4.793453          6.166694        19,180.7770
  01/01/2008    to  12/31/2008        6.166694          3.350622        24,747.6760
  01/01/2009    to  12/31/2009        3.350622          5.210781        18,016.6100
  01/01/2010    to  12/31/2010        5.210781          6.509010        18,325.5648
  01/01/2011    to  12/31/2011        6.509010          5.737545        20,804.6279
  01/01/2012    to  12/31/2012        5.737545          6.292144        15,006.8657
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010613          1.062291             0.0000
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.198306          8.350805             0.0000
  01/01/2009    to  12/31/2009        8.350805         10.202154             0.0000
  01/01/2010    to  12/31/2010       10.202154         11.201756         9,340.6171
  01/01/2011    to  12/31/2011       11.201756         11.074793        16,430.8271
  01/01/2012    to  12/31/2012       11.074793         12.224092         6,050.8047
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.590864          7.655988             0.0000
  01/01/2009    to  12/31/2009        7.655988          9.668742             0.0000
  01/01/2010    to  12/31/2010        9.668742         10.797232             0.0000
  01/01/2011    to  12/31/2011       10.797232         10.337860             0.0000
  01/01/2012    to  12/31/2012       10.337860         11.631841         3,257.4388
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.855921        72,881.9582
  01/01/2004    to  12/31/2004       42.855921         47.222817        71,324.8972
  01/01/2005    to  12/31/2005       47.222817         47.765062        64,077.4105
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,327.2282
  01/01/2007    to  12/31/2007       55.039266         55.838679        56,554.2577
  01/01/2008    to  12/31/2008       55.838679         34.775173        48,092.0215
  01/01/2009    to  12/31/2009       34.775173         40.275311        34,540.7600
  01/01/2010    to  12/31/2010       40.275311         46.104835        31,315.1715
  01/01/2011    to  12/31/2011       46.104835         43.294716        28,155.3213
  01/01/2012    to  12/31/2012       43.294716         49.961415        24,817.3057
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.091734         139,482.7721
  01/01/2004    to  12/31/2004        6.091734          7.020938          76,592.0630
  01/01/2005    to  12/31/2005        7.020938          7.873283          67,565.1172
  01/01/2006    to  12/31/2006        7.873283          8.177181          60,257.8152
  01/01/2007    to  12/31/2007        8.177181          9.409055          47,391.3719
  01/01/2008    to  12/31/2008        9.409055          5.545172          55,171.7026
  01/01/2009    to  12/31/2009        5.545172          7.891163          40,977.3800
  01/01/2010    to  12/31/2010        7.891163          9.856625          36,803.6835
  01/01/2011    to  12/31/2011        9.856625          9.483678          34,716.9043
  01/01/2012    to  12/31/2012        9.483678         10.545524          26,866.2455
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.419748          98,541.2877
  01/01/2004    to  12/31/2004       11.419748         14.131547          89,629.8076
  01/01/2005    to  12/31/2005       14.131547         15.964866          71,366.0317
  01/01/2006    to  12/31/2006       15.964866         17.669187          66,421.5343
  01/01/2007    to  12/31/2007       17.669187         16.760427          57,369.8572
  01/01/2008    to  12/31/2008       16.760427         11.505142          42,665.7820
  01/01/2009    to  12/31/2009       11.505142         14.231733          39,382.3100
  01/01/2010    to  12/31/2010       14.231733         16.692458          38,689.7359
  01/01/2011    to  12/31/2011       16.692458         14.862668          32,276.3591
  01/01/2012    to  12/31/2012       14.862668         17.152563          27,381.5469
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.055516          28,818.4921
  01/01/2005    to  12/31/2005       11.055516         12.044039          17,565.5306
  01/01/2006    to  12/31/2006       12.044039         12.498059          17,750.3036
  01/01/2007    to  12/31/2007       12.498059         15.176821          13,442.9782
  01/01/2008    to  12/31/2008       15.176821          7.675150          24,983.6965
  01/01/2009    to  12/31/2009        7.675150         11.049385          17,506.2900
  01/01/2010    to  12/31/2010       11.049385         13.745263          11,307.9464
  01/01/2011    to  12/31/2011       13.745263         12.442863           9,262.3299
  01/01/2012    to  12/31/2012       12.442863         12.903305           8,936.7100
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817           692.9001
  01/01/2006    to  12/31/2006       10.419817         11.830096         6,191.2777
  01/01/2007    to  12/31/2007       11.830096         11.282900         6,385.4138
  01/01/2008    to  12/31/2008       11.282900          7.072990         7,082.6776
  01/01/2009    to  12/31/2009        7.072990          8.757605         7,073.1300
  01/01/2010    to  12/31/2010        8.757605          9.839688         7,026.0942
  01/01/2011    to  12/31/2011        9.839688          9.483231         7,146.3914
  01/01/2012    to  12/31/2012        9.483231         10.985717        10,738.8209
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.256573         13.649510        25,988.4200
  01/01/2010    to  12/31/2010       13.649510         14.107038        17,031.4475
  01/01/2011    to  12/31/2011       14.107038         14.787710         7,952.2107
  01/01/2012    to  12/31/2012       14.787710         14.982516         9,086.4566
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.803573          9.854474        47,629.7585
  01/01/2006    to  12/31/2006        9.854474         10.079384         2,602.5395
  01/01/2007    to  12/31/2007       10.079384         10.333545        22,406.4230
  01/01/2008    to  12/31/2008       10.333545         10.370813       221,348.7191
  01/01/2009    to  12/31/2009       10.370813         10.170825        87,559.7300
  01/01/2010    to  12/31/2010       10.170825          9.949497       114,746.1148
  01/01/2011    to  12/31/2011        9.949497          9.733572        81,154.1241
  01/01/2012    to  12/31/2012        9.733572          9.520611        77,694.4064
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666          9.972016        57,382.7046
  01/01/2004    to  12/31/2004        9.972016          9.816994        64,078.0296
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.717292       130,577.3700
  01/01/2004    to  12/31/2004       10.717292         11.756369       186,488.7410
  01/01/2005    to  12/31/2005       11.756369         12.667083       145,251.1574
  01/01/2006    to  12/31/2006       12.667083         14.177401       130,843.6964
  01/01/2007    to  12/31/2007       14.177401         14.481835       110,456.1032
  01/01/2008    to  12/31/2008       14.481835          8.576031        89,302.0400
  01/01/2009    to  12/31/2009        8.576031         11.059572        86,307.2400
  01/01/2010    to  12/31/2010       11.059572         12.097525        77,727.1080
  01/01/2011    to  12/31/2011       12.097525         11.340196        66,830.8361
  01/01/2012    to  12/31/2012       11.340196         12.501071        62,190.9412
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.703565        99,507.4759
  01/01/2004    to  12/31/2004        9.703565         10.340216       106,217.6620
  01/01/2005    to  12/31/2005       10.340216         11.485287        75,623.7424
  01/01/2006    to  12/31/2006       11.485287         11.519592        63,261.1803
  01/01/2007    to  12/31/2007       11.519592         12.550851        46,376.8323
  01/01/2008    to  12/31/2008       12.550851          7.789937        47,747.4059
  01/01/2009    to  12/31/2009        7.789937         10.635361        34,954.2600
  01/01/2010    to  12/31/2010       10.635361         11.581157        27,010.5865
  01/01/2011    to  12/31/2011       11.581157         11.354781        22,340.0553
  01/01/2012    to  12/31/2012       11.354781         12.834325        49,001.6804
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.921912       232,072.7023
  01/01/2004    to  12/31/2004        7.921912          8.245328       217,351.0950
  01/01/2005    to  12/31/2005        8.245328          8.446691       156,074.4244
  01/01/2006    to  12/31/2006        8.446691          8.892708       137,534.0808
  01/01/2007    to  12/31/2007        8.892708          9.941074       105,567.2421
  01/01/2008    to  12/31/2008        9.941074          5.256691        79,095.0097
  01/01/2009    to  12/31/2009        5.256691          7.389648        71,424.9200
  01/01/2010    to  12/31/2010        7.389648          7.908215        49,038.4167
  01/01/2011    to  12/31/2011        7.908215          7.629672        44,178.6107
  01/01/2012    to  12/31/2012        7.629672          8.561031             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.905578       102,993.4673
  01/01/2004    to  12/31/2004       13.905578         14.915178        73,451.5810
  01/01/2005    to  12/31/2005       14.915178         16.008064        60,351.3600
  01/01/2006    to  12/31/2006       16.008064         17.567121        50,802.4709
  01/01/2007    to  12/31/2007       17.567121         15.967034        47,062.7862
  01/01/2008    to  12/31/2008       15.967034          8.412940        37,561.1265
  01/01/2009    to  12/31/2009        8.412940         11.620403        32,287.5100
  01/01/2010    to  12/31/2010       11.620403         13.045574        27,953.1667
  01/01/2011    to  12/31/2011       13.045574         13.590610        23,186.1886
  01/01/2012    to  12/31/2012       13.590610         14.832929        16,013.0969
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063331         10.122150             0.0000
  01/01/2009    to  12/31/2009       10.122150         14.131649             0.0000
  01/01/2010    to  12/31/2010       14.131649         16.947280         1,164.4281
  01/01/2011    to  12/31/2011       16.947280         13.884521             0.0000
  01/01/2012    to  12/31/2012       13.884521         16.012469             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.324144         12.801193             0.0000
  01/01/2010    to  12/31/2010       12.801193         15.768575         6,465.7600
  01/01/2011    to  12/31/2011       15.768575         15.080638         6,423.8859
  01/01/2012    to  12/31/2012       15.080638         17.297802           539.2783
============   ==== ==========       =========         =========        ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.397428        29,927.0459
  01/01/2004    to  12/31/2004       10.397428         11.216052        39,193.2251
  01/01/2005    to  12/31/2005       11.216052         11.452829        39,175.2801
  01/01/2006    to  12/31/2006       11.452829         12.905807        38,596.6065
  01/01/2007    to  12/31/2007       12.905807         13.251461        31,128.0186
  01/01/2008    to  12/31/2008       13.251461          8.132357        27,448.3477
  01/01/2009    to  12/31/2009        8.132357         10.017481        23,140.5200
  01/01/2010    to  12/31/2010       10.017481         11.219650        23,029.3612
  01/01/2011    to  12/31/2011       11.219650         11.155496        49,903.5063
  01/01/2012    to  12/31/2012       11.155496         12.595054        49,364.1211
============   ==== ==========       =========         =========        ===========
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.485066         10.876743             0.0000
  01/01/2010    to  12/31/2010       10.876743         11.466372             0.0000
  01/01/2011    to  12/31/2011       11.466372          9.797929             0.0000
  01/01/2012    to  12/31/2012        9.797929         11.302969             0.0000
============   ==== ==========       =========         =========        ===========
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.518068         12.878014             0.0000
  01/01/2010    to  12/31/2010       12.878014         15.942282             0.0000
  01/01/2011    to  12/31/2011       15.942282         14.921040           276.7349
  01/01/2012    to  12/31/2012       14.921040         16.921936           274.5744
============   ==== ==========       =========         =========        ===========
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.580099         14.649275             0.0000
  01/01/2010    to  12/31/2010       14.649275         18.490188             0.0000
  01/01/2011    to  12/31/2011       18.490188         15.072264            53.5604
  01/01/2012    to  12/31/2012       15.072264         15.122648            53.2055
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002                0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618                0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588                0.0000
  01/01/2008    to  12/31/2008       14.934588         14.530999                0.0000
  01/01/2009    to  12/31/2009       14.530999         14.794839            3,452.4800
  01/01/2010    to  12/31/2010       14.794839         15.267862                0.0000
  01/01/2011    to  12/31/2011       15.267862         15.723043                0.0000
  01/01/2012    to  12/31/2012       15.723043         15.847828           12,146.8613
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298220         10.677989          155,892.6343
  01/01/2005    to  12/31/2005       10.677989         11.530646          300,066.3359
  01/01/2006    to  12/31/2006       11.530646         12.819947          316,630.1193
  01/01/2007    to  12/31/2007       12.819947         12.901474          201,025.7269
  01/01/2008    to  12/31/2008       12.901474          7.469089          193,840.1801
  01/01/2009    to  12/31/2009        7.469089          9.691868          198,502.1000
  01/01/2010    to  12/31/2010        9.691868         11.045619          192,646.7497
  01/01/2011    to  12/31/2011       11.045619         10.181589          204,771.2097
  01/01/2012    to  12/31/2012       10.181589         11.626269          202,553.9723
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098439         10.382260          735,259.9208
  01/01/2005    to  12/31/2005       10.382260         10.880346        1,274,871.8928
  01/01/2006    to  12/31/2006       10.880346         11.919190        1,261,307.8705
  01/01/2007    to  12/31/2007       11.919190         12.227681        1,154,152.2595
  01/01/2008    to  12/31/2008       12.227681          8.140832        1,057,818.0630
  01/01/2009    to  12/31/2009        8.140832         10.220292          964,485.6000
  01/01/2010    to  12/31/2010       10.220292         11.356297        1,007,590.9747
  01/01/2011    to  12/31/2011       11.356297         10.920513        1,020,771.7699
  01/01/2012    to  12/31/2012       10.920513         12.169778        1,010,832.8300
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938614         10.098659           38,552.2936
  01/01/2005    to  12/31/2005       10.098659         10.322104           49,536.5123
  01/01/2006    to  12/31/2006       10.322104         10.969126          142,746.2810
  01/01/2007    to  12/31/2007       10.969126         11.364282          136,203.1626
  01/01/2008    to  12/31/2008       11.364282          8.820609          292,950.0882
  01/01/2009    to  12/31/2009        8.820609         10.605365          386,816.3800
  01/01/2010    to  12/31/2010       10.605365         11.505777          576,357.5595
  01/01/2011    to  12/31/2011       11.505777         11.455793          544,388.1240
  01/01/2012    to  12/31/2012       11.455793         12.427921          593,237.2670
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238287         10.592973         455,800.3961
  01/01/2005    to  12/31/2005       10.592973         11.308736       1,160,486.5045
  01/01/2006    to  12/31/2006       11.308736         12.567360       1,328,693.1090
  01/01/2007    to  12/31/2007       12.567360         12.870484       1,672,461.4158
  01/01/2008    to  12/31/2008       12.870484          7.822055       1,377,841.0656
  01/01/2009    to  12/31/2009        7.822055          9.954917       1,156,248.5700
  01/01/2010    to  12/31/2010        9.954917         11.246887       1,056,706.6814
  01/01/2011    to  12/31/2011       11.246887         10.576445         967,544.4004
  01/01/2012    to  12/31/2012       10.576445         11.971431         841,179.1448
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008537         10.218758       1,048,355.7398
  01/01/2005    to  12/31/2005       10.218758         10.578112       1,421,861.3912
  01/01/2006    to  12/31/2006       10.578112         11.407435       1,583,591.4467
  01/01/2007    to  12/31/2007       11.407435         11.850475       1,682,525.0732
  01/01/2008    to  12/31/2008       11.850475          8.529120       1,032,117.3334
  01/01/2009    to  12/31/2009        8.529120         10.520089       1,019,678.6300
  01/01/2010    to  12/31/2010       10.520089         11.567354         924,881.9996
  01/01/2011    to  12/31/2011       11.567354         11.302961         829,629.0217
  01/01/2012    to  12/31/2012       11.302961         12.426058         778,163.8063
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)



SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


JPMORGAN CORE BOND PORTFOLIO (formerly American Funds (Reg. TM) Bond Portfolio)



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G) (formerly Barclays Capital Aggregate Bond Index Portfolio)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
  $5,000       $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.  Enhanced GWB - How the Optional Reset Works (may be elected prior to age 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2013              $100,000
   B    Account Value                                 10/1/2014              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2014           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2015              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2015              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2015              $  9,000
   G    Percentage Reduction in Account               10/2/2015                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2015              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2015           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2015              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2013              $100,000
   B    Account Value                                      10/1/2014              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2014           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2015              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2015              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2015              $  9,000
   G    Percentage Reduction in Account                    10/2/2015                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2015              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2015           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2015              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2013             $100,000
    B    Account Value                           10/1/2014 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2014             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2014             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2014          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2015 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2015             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2015          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2015             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2015             $  9,000
    G    Percentage Reduction in Account                 10/2/2015                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2015             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2015          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2015          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2015             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                CLASS L - 4 YEAR






                                                                  APRIL 29, 2013




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 63 investment choices -

a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.






MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Growth Portfolio (Class C)


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

         (formerly Van Kampen Comstock Portfolio)

     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio

     JPMorgan Core Bond Portfolio

         (formerly American Funds (Reg. TM) Bond Portfolio)

     JPMorgan Global Active Allocation Portfolio


     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio


     Pyramis (Reg. TM) Managed Risk Portfolio


     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

         (formerly Barclays Capital Aggregate Bond Index Portfolio)


     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Frontier Mid Cap Growth Portfolio (Class B)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)


     MFS (Reg. TM) Value Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2013

TABLE OF CONTENTS                       PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
       Withdrawal Charge................ 38
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42
     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44


     Suspension of Payments or
       Transfers........................ 44
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders.. 45
     Guaranteed Income Benefits......... 45
     Description of GMIB Plus II........ 47
     Description of GMIB Plus I......... 52
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 55
     Description of the Lifetime
       Withdrawal Guarantee II.......... 57
     Description of the Lifetime
       Withdrawal Guarantee I........... 63
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 64
     Description of the Guaranteed
       Withdrawal Benefit I............. 69
     Guaranteed Minimum Accumulation
       Benefit.......................... 69
8. PERFORMANCE.......................... 71
9. DEATH BENEFIT........................ 72
     Upon Your Death.................... 72
     Standard Death Benefit - Principal
       Protection....................... 73
     Optional Death Benefit - Annual
       Step-Up.......................... 73
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 74
     Optional Death Benefit -
       Compounded-Plus.................. 77
     Additional Death Benefit -
       Earnings Preservation Benefit.... 77
     General Death Benefit Provisions... 78
     Spousal Continuation............... 79
     Death of the Annuitant............. 79
     Controlled Payout.................. 79
10. FEDERAL INCOME TAX STATUS........... 79
     Taxation of Non-Qualified
       Contracts........................ 80
     Taxation of Qualified Contracts.... 82
     Puerto Rico Tax Considerations..... 85
     Tax Benefits Related to the Assets
       of the Separate Account.......... 86
     Possible Tax Law Changes........... 86
11. OTHER INFORMATION................... 86
     MetLife Investors.................. 86
     The Separate Account............... 86
     Distributor........................ 87
     Selling Firms...................... 87
     Requests and Elections............. 89
     Ownership.......................... 90
     Legal Proceedings.................. 91
     Financial Statements............... 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  91
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                        PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 58 and 65
Annuitant................................................................ 90
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 40
Beneficiary.............................................................. 90
Benefit Base............................................................. 65
Business Day............................................................. 19
Contract Year............................................................ 19
Death Benefit Base....................................................... 74
Fixed Account............................................................ 17
Good Order............................................................... 89
Guaranteed Accumulation Amount........................................... 70
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 90
Non-Qualified Contract................................................... 80
Owner.................................................................... 90
Purchase Payment......................................................... 18
Qualified Contract....................................................... 80
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 86
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------



















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7

                    1                              6
                    2                              6
                    3                              5
             4 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.35%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.60%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.20%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%

  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) -  current charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum*    Maximum**
                                          -----       -------

Total Annual Portfolio Expenses           0.53%         9.71%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)


--------


* The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.52%.


** The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Multi-Index Targeted Risk Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Multi-Index Targeted Risk Portfolio are 0.86%.


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.62%        0.25%          0.04%      0.01%      0.92%       0.01%         0.91%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.12%      0.06%      1.04%       0.01%         1.03%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.02%      0.21%      1.14%       0.02%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.01%      0.91%          -          0.91%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.06%      0.00%      0.91%          -          0.91%
 ClearBridge Aggressive Growth Portfolio   0.61%        0.25%          0.03%      0.00%      0.89%          -          0.89%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -          1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.12%      0.06%      1.09%          -          1.09%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.03%      0.00%      0.85%       0.02%         0.83%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.01%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.09%      0.00%      0.89%       0.13%         0.76%
 JPMorgan Global Active Allocation         0.79%        0.25%          0.28%      0.00%      1.32%       0.07%         1.25%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.09%      0.00%      1.04%          -          1.04%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.65%        0.25%          0.04%      0.06%      1.00%       0.00%         1.00%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.07%      0.00%      0.82%       0.02%         0.80%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
  Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.01%      0.43%      0.94%       0.01%         0.93%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          9.02%      0.26%      9.71%       8.85%         0.86%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.91%        0.25%          0.16%      0.00%      1.32%       0.02%         1.30%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.05%         0.95%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.11%      0.00%      0.83%          -          0.83%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.04%      0.00%      0.93%       0.03%         0.90%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.27%      0.48%      1.45%       0.17%         1.28%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.67%        0.25%          0.32%      0.14%      1.38%       0.14%         1.24%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock      0.81%         0.25%          0.10%      0.00%      1.16%       0.10%         1.06%
  Portfolio
 Barclays Aggregate Bond Index Portfolio  0.25%         0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 BlackRock Money Market Portfolio         0.33%         0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio            0.70%         0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Frontier Mid Cap Growth Portfolio        0.73%         0.25%          0.05%      0.00%      1.03%       0.02%         1.01%
 Jennison Growth Portfolio                0.61%         0.25%          0.03%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio      0.81%         0.25%          0.04%      0.00%      1.10%          -          1.10%
 Met/Dimensional International Small      0.81%         0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio    0.25%         0.30%          0.07%      0.02%      0.64%       0.00%         0.64%
 MetLife Stock Index Portfolio            0.25%         0.25%          0.03%      0.00%      0.53%       0.01%         0.52%
 MFS (Reg. TM) Value Portfolio            0.70%         0.25%          0.03%      0.00%      0.98%       0.13%         0.85%
 MSCI EAFE (Reg. TM) Index Portfolio      0.30%         0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Neuberger Berman Genesis Portfolio       0.82%         0.25%          0.04%      0.00%      1.11%       0.01%         1.10%
 Russell 2000 (Reg. TM) Index Portfolio   0.25%         0.30%          0.08%      0.09%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth           0.60%         0.25%          0.04%      0.00%      0.89%       0.01%         0.88%
  Portfolio
 Van Eck Global Natural Resources         0.78%         0.25%          0.04%      0.02%      1.09%       0.01%         1.08%
  Portfolio
 Western Asset Management U.S.            0. 47%        0.25%          0.03%      0.00%      0.75%       0.02%         0.73%
  Government
 Portfolio
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate        0.06%         0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation
 Portfolio
 American Funds (Reg. TM) Balanced        0.06%         0.55%          0.01%      0.38%      1.00%          -          1.00%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth          0.07%         0.55%          0.01%      0.38%      1.01%          -          1.01%
  Allocation
 Portfolio
 MetLife Defensive Strategy Portfolio     0.06%         0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio      0.06%         0.25%          0.00%      0.60%      0.91%          -          0.91%
 MetLife Balanced Strategy Portfolio      0.05%         0.25%          0.01%      0.65%      0.96%          -          0.96%
 MetLife Growth Strategy Portfolio        0.06%         0.25%          0.00%      0.69%      1.00%          -          1.00%
 MetLife Aggressive Strategy Portfolio    0.09%         0.25%          0.01%      0.72%      1.07%          -          1.07%
 SSgA Growth and Income ETF Portfolio     0.31%         0.25%          0.01%      0.24%      0.81%          -          0.81%
 SSgA Growth ETF Portfolio                0.32%         0.25%          0.03%      0.25%      0.85%          -          0.85%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years        10 years
                 ------------   ------------   ------------   -------------
    maximum       (a)$2,201      (a)$4,758      (a)$6,599      (a)$11,355
    minimum       (b)$1,285      (b)$2,348      (b)$3,103       (b)$6,701


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years        10 years
                 ------------   ------------   ------------   -------------
    maximum       (a)$1,501      (a)$4,218      (a)$6,599      (a)$11,355
    minimum         (b)$585      (b)$1,808      (b)$3,103       (b)$6,701


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,858      (a)$3,794      (a)$5,089      (a)$8,729
    minimum         (b)$942      (b)$1,284      (b)$1,268      (b)$2,689


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,158      (a)$3,254      (a)$5,089      (a)$8,729
    minimum         (b)$242        (b)$744      (b)$1,268      (b)$2,689


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.





2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



We reserve the right to reject any application.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:



o  The minimum initial Purchase Payment we will accept is $10,000.



o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase

     Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account


     Barclays Aggregate Bond Index Portfolio


     BlackRock Money Market Portfolio


     JPMorgan Core Bond Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio


     American Funds (Reg. TM) Moderate Allocation Portfolio


     AQR Global Risk Balanced Portfolio


     Baillie Gifford International Stock Portfolio


     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     ClearBridge Aggressive Growth Portfolio


     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio


     Janus Forty Portfolio

     Jennison Growth Portfolio


     JPMorgan Global Active Allocation Portfolio


     Loomis Sayles Global Markets Portfolio


     Lord Abbett Bond Debenture Portfolio


     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Stock Index Portfolio


     MFS (Reg. TM) Research International Portfolio


     MFS (Reg. TM) Value Portfolio


     MSCI EAFE (Reg. TM) Index Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio


     Pyramis (Reg. TM) Managed Risk Portfolio


     Schroders Global Multi-Asset Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Large Cap Value Portfolio



Platform 3
----------



     Frontier Mid Cap Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio


     T. Rowe Price Mid Cap Growth Portfolio



Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio


     Neuberger Berman Genesis Portfolio


     Russell 2000 (Reg. TM) Index Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Growth Portfolio (Class C)


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

         (formerly Van Kampen Comstock Portfolio)

     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio

     JPMorgan Core Bond Portfolio

         (formerly American Funds (Reg. TM) Bond Portfolio)

     JPMorgan Global Active Allocation Portfolio


     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio


     Pyramis (Reg. TM) Managed Risk Portfolio


     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

         (formerly Barclays Capital Aggregate Bond Index Portfolio)


     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Frontier Mid Cap Growth Portfolio (Class B)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)


     MFS (Reg. TM) Value Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B or, as noted, Class C portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio


         (Class C)


     American Funds (Reg. TM) Balanced Allocation Portfolio


         (Class C)


     American Funds (Reg. TM) Growth Allocation Portfolio


         (Class C)

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio


     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     MetLife Aggressive Strategy Portfolio


     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



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


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the

Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
      Earnings Preservation Benefit        0.25%


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).



If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.



If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.



The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.



For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.



For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.



If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued on or before April 29, 2005 for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.



LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.



(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.



For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.



GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.

GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then



3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.



The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not

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charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.



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


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.



You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the

Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.



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


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.



                                       43

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We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or



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o  during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the

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conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.



By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase -

Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


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


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first



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Contract Year. The rider charge for this prior version of the GMIB Plus I is
0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:



     (1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.



(4)    There is no Optional Step-Up feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of



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


    Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(12) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)    The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.



(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



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


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal

(including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).



7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



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


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.



For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed



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



     Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.



o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



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


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage



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should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);



(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7)    termination of the contract to which the rider is


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


     attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on




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



the applicable annuity option rates and your Account Value on the Annuity Date.



If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal



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Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time,



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the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is



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reduced to zero because you do not have a sufficient Account Value to pay the
Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit




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



     Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you



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


made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At



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


the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -
Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately



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by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want



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Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."



TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the




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



     death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.



(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


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


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available



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under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should



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consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


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o  made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.



Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends, and certain other items).


The new 3.8% Medicare tax is imposed on the lesser of:


     1. the taxpayer's "net investment income" (from Non-Qualified Contracts, interest, dividends, etc., offset by specified allowable deductions); or


2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in sections 401(a), 403(a), 403(b), 408, 408A, or 457(b) of the Internal Revenue Code (the Code)), but such income will increase modified adjusted gross income in Item 2.


The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.



Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in



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the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in section 408 of the Code, permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that




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could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013 (plus, for an employee age 50 or older, $2,500). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in section 408A of the Code, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a section 403(b)




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contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship



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distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of



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the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from


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our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling



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agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MetLife Securities, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MetLife Securities sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife Securities sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MetLife Securities sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MetLife Securities sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products.

Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2012, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).



ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.198697         10.532766         191,322.4983
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008246          7.002006       5,589,697.0771
  01/01/2009    to  12/31/2009        7.002006          8.911697       9,241,029.7600
  01/01/2010    to  12/31/2010        8.911697          9.836852       9,191,817.8037
  01/01/2011    to  12/31/2011        9.836852          9.475085       8,533,683.1425
  01/01/2012    to  12/31/2012        9.475085         10.585364       8,015,915.1324
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038245          8.940063         262,827.7655
  01/01/2009    to  12/31/2009        8.940063          9.864681         898,050.7200
  01/01/2010    to  12/31/2010        9.864681         10.300392         890,395.0257
  01/01/2011    to  12/31/2011       10.300392         10.724159         745,350.8484
  01/01/2012    to  12/31/2012       10.724159         11.071850         664,172.4779
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998247          6.351043       6,186,702.7634
  01/01/2009    to  12/31/2009        6.351043          8.377803       9,019,711.0400
  01/01/2010    to  12/31/2010        8.377803          9.356566       8,649,578.7024
  01/01/2011    to  12/31/2011        9.356566          8.772532       8,404,374.9105
  01/01/2012    to  12/31/2012        8.772532         10.027496       7,986,387.0669
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988247          5.751733         620,502.5375
  01/01/2009    to  12/31/2009        5.751733          7.861733       1,077,178.1000
  01/01/2010    to  12/31/2010        7.861733          9.154919       1,075,342.4146
  01/01/2011    to  12/31/2011        9.154919          8.595309       1,095,960.9899
  01/01/2012    to  12/31/2012        8.595309          9.930956         907,219.8194
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088243          6.046592         492,886.2557
  01/01/2009    to  12/31/2009        6.046592          8.483058         764,891.8100
  01/01/2010    to  12/31/2010        8.483058          8.923930         707,873.5558
  01/01/2011    to  12/31/2011        8.923930          7.527931         663,835.9042
  01/01/2012    to  12/31/2012        7.527931          8.699940         583,178.8331
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018246          7.674799       2,664,817.0264
  01/01/2009    to  12/31/2009        7.674799          9.320117       5,343,186.9400
  01/01/2010    to  12/31/2010        9.320117         10.080914       5,388,673.0570
  01/01/2011    to  12/31/2011       10.080914          9.940216       5,105,877.5472
  01/01/2012    to  12/31/2012        9.940216         10.841879       4,471,714.5124
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.130359         11.521583         232,044.9082
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.954140         10.262698         267,552.7769
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.425532         12.270938          21,365.2806
  01/01/2009    to  12/31/2009       12.270938         17.709663         133,734.8400
  01/01/2010    to  12/31/2010       17.709663         20.177578         150,284.4309
  01/01/2011    to  12/31/2011       20.177578         20.323542         146,295.0553
  01/01/2012    to  12/31/2012       20.323542         23.307882         133,217.6576
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.872430         12.816450         162,452.6748
  01/01/2005    to  12/31/2005       12.816450         14.289435         117,737.2912
  01/01/2006    to  12/31/2006       14.289435         19.348461         122,116.0401
  01/01/2007    to  12/31/2007       19.348461         16.182460         115,312.7949
  01/01/2008    to  12/31/2008       16.182460          9.288287         112,002.3474
  01/01/2009    to  12/31/2009        9.288287         12.315905         131,815.8800
  01/01/2010    to  12/31/2010       12.315905         14.072750         115,045.0683
  01/01/2011    to  12/31/2011       14.072750         13.076104         111,591.5739
  01/01/2012    to  12/31/2012       13.076104         16.211779         103,570.7158
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.495795         11.955751         177,820.3075
  01/01/2005    to  12/31/2005       11.955751         13.241624         258,292.2290
  01/01/2006    to  12/31/2006       13.241624         15.076958         388,135.5197
  01/01/2007    to  12/31/2007       15.076958         15.295768         276,245.1858
  01/01/2008    to  12/31/2008       15.295768          9.621978         215,140.8480
  01/01/2009    to  12/31/2009        9.621978         12.528083         190,337.0300
  01/01/2010    to  12/31/2010       12.528083         15.317038         158,709.4140
  01/01/2011    to  12/31/2011       15.317038         14.125705         128,375.9092
  01/01/2012    to  12/31/2012       14.125705         16.418830         116,221.2616
============   ==== ==========      ==========        ==========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.322388         13.924184         674,632.3592
  01/01/2005    to  12/31/2005       13.924184         15.654760         779,913.6862
  01/01/2006    to  12/31/2006       15.654760         19.851689         847,142.4195
  01/01/2007    to  12/31/2007       19.851689         19.316358         586,313.6481
  01/01/2008    to  12/31/2008       19.316358         11.237068         511,771.2547
  01/01/2009    to  12/31/2009       11.237068         17.147896         491,608.4400
  01/01/2010    to  12/31/2010       17.147896         19.646879         438,641.1749
  01/01/2011    to  12/31/2011       19.646879         16.579144         421,965.9012
  01/01/2012    to  12/31/2012       16.579144         21.087207         365,566.1644
============   ==== ==========      ==========        ==========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010680          1.046550       2,369,752.1127
============   ==== ==========      ==========        ==========       ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.670206         12.136100         375,629.8958
  01/01/2005    to  12/31/2005       12.136100         12.931287         257,550.8176
  01/01/2006    to  12/31/2006       12.931287         14.531532         259,862.6027
  01/01/2007    to  12/31/2007       14.531532         15.882811         171,452.9408
  01/01/2008    to  12/31/2008       15.882811          9.576584         177,699.0561
  01/01/2009    to  12/31/2009        9.576584         12.611958         197,078.9500
  01/01/2010    to  12/31/2010       12.611958         15.661715         164,748.2169
  01/01/2011    to  12/31/2011       15.661715         15.246982         159,545.6826
  01/01/2012    to  12/31/2012       15.246982         17.739074         148,507.0523
============   ==== ==========      ==========        ==========       ==============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      142.925755        146.788850           2,041.5901
  01/01/2011    to  12/31/2011      146.788850        133.563610           3,604.3520
  01/01/2012    to  12/31/2012      133.563610        161.026092           3,307.8436
============   ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564926          9.980526        19,957.5876
  01/01/2008    to  12/31/2008        9.980526          5.715558        97,266.3396
  01/01/2009    to  12/31/2009        5.715558          6.932672       166,719.7500
  01/01/2010    to  12/31/2010        6.932672          7.872314       129,247.0632
  01/01/2011    to  12/31/2011        7.872314          7.450121       159,186.2622
  01/01/2012    to  12/31/2012        7.450121          8.260356        63,730.0444
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012734          1.048594       329,296.4136
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.873150          7.153997       569,830.2928
  01/01/2005    to  12/31/2005        7.153997          7.996630       390,172.4270
  01/01/2006    to  12/31/2006        7.996630          7.733229       378,763.2755
  01/01/2007    to  12/31/2007        7.733229          7.782325       263,851.7052
  01/01/2008    to  12/31/2008        7.782325          4.667622       277,325.3571
  01/01/2009    to  12/31/2009        4.667622          6.107641       268,024.4000
  01/01/2010    to  12/31/2010        6.107641          7.440526       259,717.3848
  01/01/2011    to  12/31/2011        7.440526          7.560468       314,242.3619
  01/01/2012    to  12/31/2012        7.560468          8.816804       341,270.6064
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246869         10.622029             0.0000
  01/01/2006    to  12/31/2006       10.622029         11.142009        31,273.6735
  01/01/2007    to  12/31/2007       11.142009         10.316557        40,270.0983
  01/01/2008    to  12/31/2008       10.316557          4.607445        99,827.2676
  01/01/2009    to  12/31/2009        4.607445          6.255989       115,603.3900
  01/01/2010    to  12/31/2010        6.255989          6.608321       121,696.8098
  01/01/2011    to  04/29/2011        6.608321          7.022114             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.325606         3,701.3770
  01/01/2007    to  12/31/2007       10.325606         12.991090        52,532.9585
  01/01/2008    to  12/31/2008       12.991090          7.765170       226,093.9196
  01/01/2009    to  12/31/2009        7.765170         10.761189       313,946.4200
  01/01/2010    to  12/31/2010       10.761189         12.921756       307,693.6401
  01/01/2011    to  12/31/2011       12.921756         12.528496       285,681.6047
  01/01/2012    to  12/31/2012       12.528496         14.416084       388,504.1250
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.939597         17.118943         582,980.4835
  01/01/2005    to  12/31/2005       17.118943         17.099563         431,019.9121
  01/01/2006    to  12/31/2006       17.099563         18.368342         398,942.4854
  01/01/2007    to  12/31/2007       18.368342         19.259181         313,365.7384
  01/01/2008    to  12/31/2008       19.259181         15.426805         255,713.1620
  01/01/2009    to  12/31/2009       15.426805         20.764874         318,056.5400
  01/01/2010    to  12/31/2010       20.764874         23.084982         271,163.3403
  01/01/2011    to  12/31/2011       23.084982         23.732450         233,488.4675
  01/01/2012    to  12/31/2012       23.732450         26.377521         214,421.6133
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.651896         16.220126          52,129.4530
  01/01/2009    to  12/31/2009       16.220126         20.198268         143,337.5800
  01/01/2010    to  12/31/2010       20.198268         24.952252         135,607.8180
  01/01/2011    to  12/31/2011       24.952252         23.648823         123,899.6146
  01/01/2012    to  12/31/2012       23.648823         26.691850         121,312.0398
============   ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997808         10.208891           7,952.1719
  01/01/2011    to  12/31/2011       10.208891         10.248932          23,730.8709
  01/01/2012    to  12/31/2012       10.248932         10.824756          22,356.2117
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987809          9.753794          85,644.3522
  01/01/2012    to  12/31/2012        9.753794         10.020301          87,253.8509
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998247          6.591041         219,561.2861
  01/01/2009    to  12/31/2009        6.591041          8.100526         606,327.8600
  01/01/2010    to  12/31/2010        8.100526          8.850782         620,363.6578
  01/01/2011    to  12/31/2011        8.850782          8.662946         595,951.6049
  01/01/2012    to  12/31/2012        8.662946          9.711073         537,657.6449
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998247          7.023948       1,653,920.9793
  01/01/2009    to  12/31/2009        7.023948          8.886076       2,473,643.2300
  01/01/2010    to  12/31/2010        8.886076          9.623600       2,609,344.5307
  01/01/2011    to  12/31/2011        9.623600          9.304422       2,557,307.4329
  01/01/2012    to  12/31/2012        9.304422         10.632302       2,220,148.5028
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998247         10.882555        10,402.2500
  01/01/2010    to  12/31/2010       10.882555         12.160270        50,282.8310
  01/01/2011    to  12/31/2011       12.160270         11.928070        61,716.8849
  01/01/2012    to  12/31/2012       11.928070         13.414839        62,894.1591
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.981038         10.430094       131,256.9638
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.464459        44,211.4997
  01/01/2007    to  12/31/2007       10.464459         14.068459        60,362.3082
  01/01/2008    to  12/31/2008       14.068459          6.156400       183,082.8006
  01/01/2009    to  12/31/2009        6.156400         10.236000       394,869.9100
  01/01/2010    to  12/31/2010       10.236000         12.456715       411,331.9877
  01/01/2011    to  12/31/2011       12.456715          9.966333       394,659.3244
  01/01/2012    to  12/31/2012        9.966333         11.660563       385,623.6213
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.574914         11.152257       497,680.7338
  01/01/2005    to  12/31/2005       11.152257         12.778216       393,078.1542
  01/01/2006    to  12/31/2006       12.778216         15.916585       385,203.9388
  01/01/2007    to  12/31/2007       15.916585         17.744346       337,942.6028
  01/01/2008    to  12/31/2008       17.744346         10.064027       342,548.8292
  01/01/2009    to  12/31/2009       10.064027         13.030672       405,139.3400
  01/01/2010    to  12/31/2010       13.030672         14.286492       361,024.7350
  01/01/2011    to  12/31/2011       14.286492         12.553706       323,547.9357
  01/01/2012    to  12/31/2012       12.553706         14.417451       298,150.4957
============   ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       13.168994         13.521569       216,833.8611
  01/01/2005    to  12/31/2005       13.521569         14.379967       227,025.2887
  01/01/2006    to  12/31/2006       14.379967         16.229201       181,452.5398
  01/01/2007    to  12/31/2007       16.229201         15.537348       145,481.8258
  01/01/2008    to  12/31/2008       15.537348          9.433749       151,703.4546
  01/01/2009    to  12/31/2009        9.433749         12.696966       148,947.8700
  01/01/2010    to  12/31/2010       12.696966         15.351926       136,161.6882
  01/01/2011    to  12/31/2011       15.351926         14.311582       143,218.4122
  01/01/2012    to  12/31/2012       14.311582         14.827643       127,931.9868
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.192257         11.180310         973,583.6416
  01/01/2005    to  12/31/2005       11.180310         11.155964         807,879.0494
  01/01/2006    to  12/31/2006       11.155964         11.021843         774,626.7527
  01/01/2007    to  12/31/2007       11.021843         12.017125         564,947.6329
  01/01/2008    to  12/31/2008       12.017125         11.011145         642,872.5960
  01/01/2009    to  12/31/2009       11.011145         12.792237       1,278,268.0700
  01/01/2010    to  12/31/2010       12.792237         13.566288       1,363,997.1733
  01/01/2011    to  12/31/2011       13.566288         14.839021       1,263,497.7086
  01/01/2012    to  12/31/2012       14.839021         15.935720       1,152,555.0873
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.996120         12.050144         730,537.2305
  01/01/2005    to  12/31/2005       12.050144         12.125947         754,483.4460
  01/01/2006    to  12/31/2006       12.125947         12.473143         772,871.7788
  01/01/2007    to  12/31/2007       12.473143         13.202604         681,086.9876
  01/01/2008    to  12/31/2008       13.202604         13.045741         939,859.3459
  01/01/2009    to  12/31/2009       13.045741         15.153372       2,024,883.8200
  01/01/2010    to  12/31/2010       15.153372         16.131354       2,087,639.8273
  01/01/2011    to  12/31/2011       16.131354         16.379191       1,880,812.5800
  01/01/2012    to  12/31/2012       16.379191         17.612171       1,854,755.8132
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.995244         15.910675               0.0000
  01/01/2010    to  12/31/2010       15.910675         18.152803           6,541.8132
  01/01/2011    to  12/31/2011       18.152803         16.994843           2,202.4542
  01/01/2012    to  12/31/2012       16.994843         18.459187           4,373.5910
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.776604         12.353553          38,150.5395
  01/01/2011    to  12/31/2011       12.353553         12.578305         161,695.9862
  01/01/2012    to  12/31/2012       12.578305         13.795504          75,728.5778
============   ==== ==========       =========         =========       ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.750877         10.902463          32,676.1332
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.206853          4.325647         230,230.4273
  01/01/2005    to  12/31/2005        4.325647          4.726140         178,108.8488
  01/01/2006    to  12/31/2006        4.726140          4.899998         147,348.8628
  01/01/2007    to  12/31/2007        4.899998          6.341871         117,478.8935
  01/01/2008    to  12/31/2008        6.341871          3.466669         157,699.1430
  01/01/2009    to  12/31/2009        3.466669          5.423684         191,746.2100
  01/01/2010    to  12/31/2010        5.423684          6.815663         204,702.5014
  01/01/2011    to  12/31/2011        6.815663          6.043953         184,072.7008
  01/01/2012    to  12/31/2012        6.043953          6.668266         163,015.7639
============   ==== ==========       =========         =========         ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010712          1.066681         231,223.5383
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.353050          8.515568          18,428.4736
  01/01/2009    to  12/31/2009        8.515568         10.466056         590,011.9800
  01/01/2010    to  12/31/2010       10.466056         11.560613         802,840.1111
  01/01/2011    to  12/31/2011       11.560613         11.498218         860,927.0403
  01/01/2012    to  12/31/2012       11.498218         12.768225         783,604.8569
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.734168          7.807073          13,581.3625
  01/01/2009    to  12/31/2009        7.807073          9.918888         460,977.9800
  01/01/2010    to  12/31/2010        9.918888         11.143167         684,659.9620
  01/01/2011    to  12/31/2011       11.143167         10.733165         772,968.6540
  01/01/2012    to  12/31/2012       10.733165         12.149667         684,976.0389
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       46.082736         47.698291         328,790.1190
  01/01/2005    to  12/31/2005       47.698291         48.535509         317,092.3545
  01/01/2006    to  12/31/2006       48.535509         56.262562         305,261.8883
  01/01/2007    to  12/31/2007       56.262562         57.425171         235,298.5966
  01/01/2008    to  12/31/2008       57.425171         35.979786         198,128.1781
  01/01/2009    to  12/31/2009       35.979786         41.921405         203,292.6700
  01/01/2010    to  12/31/2010       41.921405         48.277737         172,789.7882
  01/01/2011    to  12/31/2011       48.277737         45.607572         158,727.6366
  01/01/2012    to  12/31/2012       45.607572         52.948759         142,367.8267
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.818458          7.091623         461,770.0175
  01/01/2005    to  12/31/2005        7.091623          8.000247         489,375.6850
  01/01/2006    to  12/31/2006        8.000247          8.358931         487,979.0168
  01/01/2007    to  12/31/2007        8.358931          9.676372         421,923.0021
  01/01/2008    to  12/31/2008        9.676372          5.737228         489,667.0905
  01/01/2009    to  12/31/2009        5.737228          8.213605         741,087.3900
  01/01/2010    to  12/31/2010        8.213605         10.321049         662,094.7830
  01/01/2011    to  12/31/2011       10.321049          9.990196         589,261.1994
  01/01/2012    to  12/31/2012        9.990196         11.175965         523,493.9362
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.687555         14.273751         552,235.2175
  01/01/2005    to  12/31/2005       14.273751         16.222215         538,296.4680
  01/01/2006    to  12/31/2006       16.222215         18.061760         498,409.0921
  01/01/2007    to  12/31/2007       18.061760         17.236545         344,450.5905
  01/01/2008    to  12/31/2008       17.236545         11.903543         337,419.9555
  01/01/2009    to  12/31/2009       11.903543         14.813199         447,863.6600
  01/01/2010    to  12/31/2010       14.813199         17.478914         403,638.8587
  01/01/2011    to  12/31/2011       17.478914         15.656440         356,308.8574
  01/01/2012    to  12/31/2012       15.656440         18.177905         317,076.1095
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.484859         11.100137         145,279.7418
  01/01/2005    to  12/31/2005       11.100137         12.165185          93,844.4813
  01/01/2006    to  12/31/2006       12.165185         12.699575          95,011.2319
  01/01/2007    to  12/31/2007       12.699575         15.514806         109,263.4236
  01/01/2008    to  12/31/2008       15.514806          7.893597         157,799.7674
  01/01/2009    to  12/31/2009        7.893597         11.432244         171,557.6200
  01/01/2010    to  12/31/2010       11.432244         14.307007         123,011.2352
  01/01/2011    to  12/31/2011       14.307007         13.029205         115,323.8410
  01/01/2012    to  12/31/2012       13.029205         13.593123         106,998.9324
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998685         10.461847          82,549.9513
  01/01/2006    to  12/31/2006       10.461847         11.949081         153,106.2245
  01/01/2007    to  12/31/2007       11.949081         11.465355         165,345.7311
  01/01/2008    to  12/31/2008       11.465355          7.230874         178,518.4878
  01/01/2009    to  12/31/2009        7.230874          9.008179         214,665.0600
  01/01/2010    to  12/31/2010        9.008179         10.184113         182,449.3113
  01/01/2011    to  12/31/2011       10.184113          9.876117         195,192.7305
  01/01/2012    to  12/31/2012        9.876117         11.518581         238,037.7193
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       14.105861         14.593884           27,717.8300
  01/01/2010    to  12/31/2010       14.593884         15.173825           28,558.3036
  01/01/2011    to  12/31/2011       15.173825         16.001403           33,414.1832
  01/01/2012    to  12/31/2012       16.001403         16.310287           40,935.1541
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.922260         10.013530           97,581.8904
  01/01/2006    to  12/31/2006       10.013530         10.303529          577,027.1482
  01/01/2007    to  12/31/2007       10.303529         10.627251          490,874.9630
  01/01/2008    to  12/31/2008       10.627251         10.729941        1,410,955.8585
  01/01/2009    to  12/31/2009       10.729941         10.586364        2,023,968.6400
  01/01/2010    to  12/31/2010       10.586364         10.418325        1,501,868.6819
  01/01/2011    to  12/31/2011       10.418325         10.253403        1,602,794.4528
  01/01/2012    to  12/31/2012       10.253403         10.089764        1,450,320.5138
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.919188          9.915939           89,810.9084
  01/01/2005    to  04/30/2005        9.915939          9.922437           27,580.7740
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.573215         11.874740        1,193,178.8170
  01/01/2005    to  12/31/2005       11.874740         12.871367        1,157,297.7390
  01/01/2006    to  12/31/2006       12.871367         14.492475        1,280,822.9065
  01/01/2007    to  12/31/2007       14.492475         14.893261          993,143.0635
  01/01/2008    to  12/31/2008       14.893261          8.873076        1,091,631.1943
  01/01/2009    to  12/31/2009        8.873076         11.511510        1,265,180.3900
  01/01/2010    to  12/31/2010       11.511510         12.667599        1,132,850.1142
  01/01/2011    to  12/31/2011       12.667599         11.945921        1,109,967.2411
  01/01/2012    to  12/31/2012       11.945921         13.248456          960,981.7607
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.076840         10.444336          610,848.0166
  01/01/2005    to  12/31/2005       10.444336         11.670509          485,982.1327
  01/01/2006    to  12/31/2006       11.670509         11.775638          519,440.0857
  01/01/2007    to  12/31/2007       11.775638         12.907448          378,638.7789
  01/01/2008    to  12/31/2008       12.907448          8.059753          355,411.5824
  01/01/2009    to  12/31/2009        8.059753         11.069917          438,301.9600
  01/01/2010    to  12/31/2010       11.069917         12.126850          411,086.8915
  01/01/2011    to  12/31/2011       12.126850         11.961220          330,681.2756
  01/01/2012    to  12/31/2012       11.961220         13.601550          469,918.0235
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        8.101661          8.328364         1,190,042.9860
  01/01/2005    to  12/31/2005        8.328364          8.582943           902,272.7773
  01/01/2006    to  12/31/2006        8.582943          9.090394           847,022.1465
  01/01/2007    to  12/31/2007        9.090394         10.223547           693,303.3113
  01/01/2008    to  12/31/2008       10.223547          5.438802           531,037.5819
  01/01/2009    to  12/31/2009        5.438802          7.691650           430,461.7400
  01/01/2010    to  12/31/2010        7.691650          8.280910           346,728.3459
  01/01/2011    to  12/31/2011        8.280910          8.037222           298,418.1038
  01/01/2012    to  04/27/2012        8.037222          9.035962                 0.0000
============   ==== ==========       =========         =========         ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.653425         15.065379           504,706.1415
  01/01/2005    to  12/31/2005       15.065379         16.266263           485,542.0215
  01/01/2006    to  12/31/2006       16.266263         17.957569           415,646.4344
  01/01/2007    to  12/31/2007       17.957569         16.420738           288,395.4648
  01/01/2008    to  12/31/2008       16.420738          8.704398           280,128.8125
  01/01/2009    to  12/31/2009        8.704398         12.095358           261,209.3300
  01/01/2010    to  12/31/2010       12.095358         13.660430           216,373.5206
  01/01/2011    to  12/31/2011       13.660430         14.316621           195,324.9369
  01/01/2012    to  12/31/2012       14.316621         15.719850           174,624.8563
============   ==== ==========       =========         =========         ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065149         10.132460             3,372.0209
  01/01/2009    to  12/31/2009       10.132460         14.231178            15,451.6300
  01/01/2010    to  12/31/2010       14.231178         17.169192            15,688.5208
  01/01/2011    to  12/31/2011       17.169192         14.150930            16,194.2469
  01/01/2012    to  12/31/2012       14.150930         16.418403            15,405.4116
============   ==== ==========       =========         =========         ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.886608         13.552069            12,612.7000
  01/01/2010    to  12/31/2010       13.552069         16.793842             7,291.7703
  01/01/2011    to  12/31/2011       16.793842         16.157675            13,953.8392
  01/01/2012    to  12/31/2012       16.157675         18.645282            24,403.1756
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.009926         11.328989         405,352.2510
  01/01/2005    to  12/31/2005       11.328989         11.637556         271,933.0387
  01/01/2006    to  12/31/2006       11.637556         13.192652         247,620.4043
  01/01/2007    to  12/31/2007       13.192652         13.627956         208,045.7804
  01/01/2008    to  12/31/2008       13.627956          8.414024         224,457.8946
  01/01/2009    to  12/31/2009        8.414024         10.426819         270,690.6300
  01/01/2010    to  12/31/2010       10.426819         11.748324         267,014.9565
  01/01/2011    to  12/31/2011       11.748324         11.751302         282,649.7718
  01/01/2012    to  12/31/2012       11.751302         13.347990         281,521.5604
============   ==== ==========       =========         =========         ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.036620         11.629649          15,741.6600
  01/01/2010    to  12/31/2010       11.629649         12.333790          17,014.4042
  01/01/2011    to  12/31/2011       12.333790         10.602515           9,084.4016
  01/01/2012    to  12/31/2012       10.602515         12.305116           9,563.5923
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.201841         13.769524           8,138.1900
  01/01/2010    to  12/31/2010       13.769524         17.148383           1,874.8261
  01/01/2011    to  12/31/2011       17.148383         16.146327          12,300.4348
  01/01/2012    to  12/31/2012       16.146327         18.422276          12,162.7227
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615690         14.752537           5,222.5200
  01/01/2010    to  12/31/2010       14.752537         18.732453          43,115.4499
  01/01/2011    to  12/31/2011       18.732453         15.361565          65,783.5895
  01/01/2012    to  12/31/2012       15.361565         15.506197          61,713.0192
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.474174         15.437838           2,861.8458
  01/01/2006    to  12/31/2006       15.437838         15.788248           4,947.0969
  01/01/2007    to  12/31/2007       15.788248         16.162956          24,623.6546
  01/01/2008    to  12/31/2008       16.162956         15.821074         115,655.2450
  01/01/2009    to  12/31/2009       15.821074         16.205260         356,921.0300
  01/01/2010    to  12/31/2010       16.205260         16.824014         333,567.8734
  01/01/2011    to  12/31/2011       16.824014         17.429548         274,569.8444
  01/01/2012    to  12/31/2012       17.429548         17.674177         243,731.0716
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301432         10.688161         1,155,952.0390
  01/01/2005    to  12/31/2005       10.688161         11.610860         1,918,517.4014
  01/01/2006    to  12/31/2006       11.610860         12.986595         1,726,380.5698
  01/01/2007    to  12/31/2007       12.986595         13.148279           983,261.7149
  01/01/2008    to  12/31/2008       13.148279          7.658055           908,888.7942
  01/01/2009    to  12/31/2009        7.658055          9.996887           953,634.3200
  01/01/2010    to  12/31/2010        9.996887         11.461735           932,055.6363
  01/01/2011    to  12/31/2011       11.461735         10.628642           847,148.4606
  01/01/2012    to  12/31/2012       10.628642         12.210162           716,789.3567
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101591         10.392155         2,974,335.7840
  01/01/2005    to  12/31/2005       10.392155         10.956056         7,339,993.7543
  01/01/2006    to  12/31/2006       10.956056         12.074147        10,414,889.7788
  01/01/2007    to  12/31/2007       12.074147         12.461603        16,373,851.6908
  01/01/2008    to  12/31/2008       12.461603          8.346747        20,396,473.7915
  01/01/2009    to  12/31/2009        8.346747         10.541860        21,644,875.5600
  01/01/2010    to  12/31/2010       10.541860         11.784043        20,159,247.7024
  01/01/2011    to  12/31/2011       11.784043         11.399904        18,682,792.0813
  01/01/2012    to  12/31/2012       11.399904         12.780853        17,332,446.1695
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941718         10.108289           202,145.7266
  01/01/2005    to  12/31/2005       10.108289         10.393947           696,792.8515
  01/01/2006    to  12/31/2006       10.393947         11.111755           824,564.8463
  01/01/2007    to  12/31/2007       11.111755         11.581702         1,391,746.6327
  01/01/2008    to  12/31/2008       11.581702          9.043675         2,289,019.7551
  01/01/2009    to  12/31/2009        9.043675         10.938981         4,067,866.1600
  01/01/2010    to  12/31/2010       10.938981         11.939096         4,370,498.7801
  01/01/2011    to  12/31/2011       11.939096         11.958591         4,189,134.7331
  01/01/2012    to  12/31/2012       11.958591         13.051863         4,752,401.2437
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241480         10.603065         2,157,771.3080
  01/01/2005    to  12/31/2005       10.603065         11.387414         5,424,112.8450
  01/01/2006    to  12/31/2006       11.387414         12.730735         9,456,728.6613
  01/01/2007    to  12/31/2007       12.730735         13.116699        17,125,157.0655
  01/01/2008    to  12/31/2008       13.116699          8.019935        18,940,256.7162
  01/01/2009    to  12/31/2009        8.019935         10.268189        19,015,499.5900
  01/01/2010    to  12/31/2010       10.268189         11.670563        18,125,112.4005
  01/01/2011    to  12/31/2011       11.670563         11.040799        16,814,070.4147
  01/01/2012    to  12/31/2012       11.040799         12.572620        16,034,184.7504
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011662         10.228501         1,031,983.9640
  01/01/2005    to  12/31/2005       10.228501         10.651728         2,981,665.5207
  01/01/2006    to  12/31/2006       10.651728         11.555753         4,033,925.9474
  01/01/2007    to  12/31/2007       11.555753         12.077188         5,707,726.2798
  01/01/2008    to  12/31/2008       12.077188          8.744835         7,294,859.3975
  01/01/2009    to  12/31/2009        8.744835         10.851048         8,276,339.8100
  01/01/2010    to  12/31/2010       10.851048         12.003012         8,013,002.7479
  01/01/2011    to  12/31/2011       12.003012         11.799088         7,741,652.2586
  01/01/2012    to  12/31/2012       11.799088         13.049943         6,984,652.7794
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.137177         10.427165             0.0000
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007589          6.973097        16,631.1534
  01/01/2009    to  12/31/2009        6.973097          8.821827        24,338.5900
  01/01/2010    to  12/31/2010        8.821827          9.679446        22,823.7111
  01/01/2011    to  12/31/2011        9.679446          9.267807        39,385.4886
  01/01/2012    to  12/31/2012        9.267807         10.291548        39,903.6892
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037587          8.903238             0.0000
  01/01/2009    to  12/31/2009        8.903238          9.765301        45,919.2900
  01/01/2010    to  12/31/2010        9.765301         10.135640         6,421.1529
  01/01/2011    to  12/31/2011       10.135640         10.489688         9,798.0645
  01/01/2012    to  12/31/2012       10.489688         10.764647         5,531.8906
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997589          6.324798        14,778.8498
  01/01/2009    to  12/31/2009        6.324798          8.293283         4,423.8700
  01/01/2010    to  12/31/2010        8.293283          9.206817         3,740.2666
  01/01/2011    to  12/31/2011        9.206817          8.580581         3,028.8035
  01/01/2012    to  12/31/2012        8.580581          9.749123         3,350.6089
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987590          5.727942             0.0000
  01/01/2009    to  12/31/2009        5.727942          7.782381         6,023.4300
  01/01/2010    to  12/31/2010        7.782381          9.008354        12,053.9167
  01/01/2011    to  12/31/2011        9.008354          8.407199        11,170.2372
  01/01/2012    to  12/31/2012        8.407199          9.655225        31,324.6910
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087584          6.021612             0.0000
  01/01/2009    to  12/31/2009        6.021612          8.397486         1,313.3400
  01/01/2010    to  12/31/2010        8.397486          8.781125         1,313.3356
  01/01/2011    to  12/31/2011        8.781125          7.363178         1,759.1297
  01/01/2012    to  12/31/2012        7.363178          8.458381         1,755.6486
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017588          7.643140        12,301.3023
  01/01/2009    to  12/31/2009        7.643140          9.226164        64,655.1500
  01/01/2010    to  12/31/2010        9.226164          9.919631        64,149.8207
  01/01/2011    to  12/31/2011        9.919631          9.722805        62,866.3212
  01/01/2012    to  12/31/2012        9.722805         10.540983        55,015.4326
============   ==== ==========       =========         =========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.061450         11.404244         1,312.2657
============   ==== ==========       =========         =========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.894088         10.159794             0.0000
============   ==== ==========       =========         =========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.314967         11.394847             0.0000
  01/01/2009    to  12/31/2009       11.394847         16.347022         7,088.8000
  01/01/2010    to  12/31/2010       16.347022         18.513704         5,063.1117
  01/01/2011    to  12/31/2011       18.513704         18.536366         4,604.7618
  01/01/2012    to  12/31/2012       18.536366         21.130475           391.4248
============   ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.832339         12.764997        31,565.0512
  01/01/2005    to  12/31/2005       12.764997         14.147202        17,997.4337
  01/01/2006    to  12/31/2006       14.147202         19.041742        20,642.5617
  01/01/2007    to  12/31/2007       19.041742         15.830068        16,553.3006
  01/01/2008    to  12/31/2008       15.830068          9.031329        14,313.0589
  01/01/2009    to  12/31/2009        9.031329         11.903521        13,490.6200
  01/01/2010    to  12/31/2010       11.903521         13.520294        11,213.1890
  01/01/2011    to  12/31/2011       13.520294         12.487734        31,116.9594
  01/01/2012    to  12/31/2012       12.487734         15.389257        31,272.9932
============   ==== ==========       =========         =========        ===========
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.456957         11.907728        31,370.0740
  01/01/2005    to  12/31/2005       11.907728         13.109814        29,408.5086
  01/01/2006    to  12/31/2006       13.109814         14.837854        36,303.7736
  01/01/2007    to  12/31/2007       14.837854         14.962649        33,835.6747
  01/01/2008    to  12/31/2008       14.962649          9.355816        29,874.2059
  01/01/2009    to  12/31/2009        9.355816         12.108663        28,425.5100
  01/01/2010    to  12/31/2010       12.108663         14.715813        28,636.0875
  01/01/2011    to  12/31/2011       14.715813         13.490166        27,273.5670
  01/01/2012    to  12/31/2012       13.490166         15.585846        21,984.7226
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.198031         13.785392         107,551.7072
  01/01/2005    to  12/31/2005       13.785392         15.406303          86,238.7524
  01/01/2006    to  12/31/2006       15.406303         19.420146          75,280.4714
  01/01/2007    to  12/31/2007       19.420146         18.782747          62,901.8688
  01/01/2008    to  12/31/2008       18.782747         10.860931          52,037.6731
  01/01/2009    to  12/31/2009       10.860931         16.474724          50,894.6000
  01/01/2010    to  12/31/2010       16.474724         18.762814          40,718.4027
  01/01/2011    to  12/31/2011       18.762814         15.738457          35,944.7791
  01/01/2012    to  12/31/2012       15.738457         19.897599          28,135.6916
============   ==== ==========      ==========        ==========         ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010580          1.042242         310,133.8216
============   ==== ==========      ==========        ==========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.561275         12.015117          73,108.5388
  01/01/2005    to  12/31/2005       12.015117         12.726042          54,225.5085
  01/01/2006    to  12/31/2006       12.726042         14.215555          46,531.9722
  01/01/2007    to  12/31/2007       14.215555         15.443992          33,809.0099
  01/01/2008    to  12/31/2008       15.443992          9.255971          26,590.9386
  01/01/2009    to  12/31/2009        9.255971         12.116794          24,796.8100
  01/01/2010    to  12/31/2010       12.116794         14.956905          17,602.1139
  01/01/2011    to  12/31/2011       14.956905         14.473874          13,883.9484
  01/01/2012    to  12/31/2012       14.473874         16.738361          13,310.2012
============   ==== ==========      ==========        ==========         ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      120.722022        123.492816               0.0000
  01/01/2011    to  12/31/2011      123.492816        111.695374               0.0000
  01/01/2012    to  12/31/2012      111.695374        133.852189              26.3620
============   ==== ==========      ==========        ==========         ============
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563024          9.970501               0.0000
  01/01/2008    to  12/31/2008        9.970501          5.675456           2,703.1348
  01/01/2009    to  12/31/2009        5.675456          6.842845           2,680.3100
  01/01/2010    to  12/31/2010        6.842845          7.723872           2,659.9826
  01/01/2011    to  12/31/2011        7.723872          7.265988           2,641.0534
  01/01/2012    to  12/31/2012        7.265988          8.007763           2,675.4595
============   ==== ==========      ==========        ==========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012635          1.044277         358,103.7596
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.808987          7.082674         133,941.9579
  01/01/2005    to  12/31/2005        7.082674          7.869701          95,505.9231
  01/01/2006    to  12/31/2006        7.869701          7.565054          88,931.1267
  01/01/2007    to  12/31/2007        7.565054          7.567283          57,741.7189
  01/01/2008    to  12/31/2008        7.567283          4.511342          35,156.0070
  01/01/2009    to  12/31/2009        4.511342          5.867821          27,423.0900
  01/01/2010    to  12/31/2010        5.867821          7.105657          24,476.7137
  01/01/2011    to  12/31/2011        7.105657          7.177090          14,483.6250
  01/01/2012    to  12/31/2012        7.177090          8.319389          13,864.0230
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245695         10.611559               0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607               0.0000
  01/01/2007    to  12/31/2007       11.064607         10.183235           1,316.4803
  01/01/2008    to  12/31/2008       10.183235          4.520486           1,702.2688
  01/01/2009    to  12/31/2009        4.520486          6.101182           1,802.8200
  01/01/2010    to  12/31/2010        6.101182          6.406271           1,915.2978
  01/01/2011    to  04/29/2011        6.406271          6.794109               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091               0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098           1,148.7826
  01/01/2008    to  12/31/2008       12.861098          7.641242           5,822.0995
  01/01/2009    to  12/31/2009        7.641242         10.526144           4,646.9000
  01/01/2010    to  12/31/2010       10.526144         12.564008           1,858.2971
  01/01/2011    to  12/31/2011       12.564008         12.108903           1,791.0493
  01/01/2012    to  12/31/2012       12.108903         13.849513           3,749.4724
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.781401         16.948206         114,971.4284
  01/01/2005    to  12/31/2005       16.948206         16.828031          81,992.6511
  01/01/2006    to  12/31/2006       16.828031         17.968847          69,707.3441
  01/01/2007    to  12/31/2007       17.968847         18.727017          51,977.7890
  01/01/2008    to  12/31/2008       18.727017         14.910488          39,405.5049
  01/01/2009    to  12/31/2009       14.910488         19.949964          37,760.9600
  01/01/2010    to  12/31/2010       19.949964         22.046418          29,942.4191
  01/01/2011    to  12/31/2011       22.046418         22.529533          29,759.8114
  01/01/2012    to  12/31/2012       22.529533         24.889981          29,366.0221
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.119688         15.150115             0.0000
  01/01/2009    to  12/31/2009       15.150115         18.752927             0.0000
  01/01/2010    to  12/31/2010       18.752927         23.028309             0.0000
  01/01/2011    to  12/31/2011       23.028309         21.695017             0.0000
  01/01/2012    to  12/31/2012       21.695017         24.339394         1,337.3265
============   ==== ==========       =========         =========        ===========
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996987         10.167529             0.0000
  01/01/2011    to  12/31/2011       10.167529         10.146507             0.0000
  01/01/2012    to  12/31/2012       10.146507         10.652134             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.986988          9.714258             0.0000
  01/01/2012    to  12/31/2012        9.714258          9.919665        12,933.1575
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997589          6.563810             0.0000
  01/01/2009    to  12/31/2009        6.563810          8.018802             0.0000
  01/01/2010    to  12/31/2010        8.018802          8.709116             0.0000
  01/01/2011    to  12/31/2011        8.709116          8.473386             0.0000
  01/01/2012    to  12/31/2012        8.473386          9.441471         3,542.0567
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997589          6.994952         2,002.1388
  01/01/2009    to  12/31/2009        6.994952          8.796467         4,412.0600
  01/01/2010    to  12/31/2010        8.796467          9.469607         4,220.0033
  01/01/2011    to  12/31/2011        9.469607          9.100861         4,868.5751
  01/01/2012    to  12/31/2012        9.100861         10.337166         5,181.4568
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997589         10.838832             0.0000
  01/01/2010    to  12/31/2010       10.838832         12.039017             0.0000
  01/01/2011    to  12/31/2011       12.039017         11.738652             0.0000
  01/01/2012    to  12/31/2012       11.738652         13.122429             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.920830         10.325525             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355             0.0000
  01/01/2007    to  12/31/2007       10.422355         13.927648           234.7302
  01/01/2008    to  12/31/2008       13.927648          6.058060         6,355.1636
  01/01/2009    to  12/31/2009        6.058060         10.012274         6,318.6200
  01/01/2010    to  12/31/2010       10.012274         12.111688        13,590.0955
  01/01/2011    to  12/31/2011       12.111688          9.632356        12,706.3741
  01/01/2012    to  12/31/2012        9.632356         11.202058         5,233.0485
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.476198         11.041095        81,060.3535
  01/01/2005    to  12/31/2005       11.041095         12.575417        53,351.8014
  01/01/2006    to  12/31/2006       12.575417         15.570576        52,843.7563
  01/01/2007    to  12/31/2007       15.570576         17.254194        36,962.8244
  01/01/2008    to  12/31/2008       17.254194          9.727162        39,001.9045
  01/01/2009    to  12/31/2009        9.727162         12.519144        32,099.5400
  01/01/2010    to  12/31/2010       12.519144         13.643664        26,052.9821
  01/01/2011    to  12/31/2011       13.643664         11.917182        21,152.8980
  01/01/2012    to  12/31/2012       11.917182         13.604147        19,738.5867
============   ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       13.046066         13.386766        35,384.6763
  01/01/2005    to  12/31/2005       13.386766         14.151717        28,226.7573
  01/01/2006    to  12/31/2006       14.151717         15.876342        22,835.6573
  01/01/2007    to  12/31/2007       15.876342         15.108094        20,617.3624
  01/01/2008    to  12/31/2008       15.108094          9.117948        12,659.8112
  01/01/2009    to  12/31/2009        9.117948         12.198515        12,026.3500
  01/01/2010    to  12/31/2010       12.198515         14.661117        11,320.3981
  01/01/2011    to  12/31/2011       14.661117         13.585944         9,848.0246
  01/01/2012    to  12/31/2012       13.585944         13.991164         9,468.9050
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.087698         11.068762       171,205.7546
  01/01/2005    to  12/31/2005       11.068762         10.978760       118,754.1884
  01/01/2006    to  12/31/2006       10.978760         10.782048       102,141.5173
  01/01/2007    to  12/31/2007       10.782048         11.684998        76,454.2246
  01/01/2008    to  12/31/2008       11.684998         10.642578        73,796.8698
  01/01/2009    to  12/31/2009       10.642578         12.290146        63,227.3600
  01/01/2010    to  12/31/2010       12.290146         12.955862        43,514.8988
  01/01/2011    to  12/31/2011       12.955862         14.086822        48,518.2876
  01/01/2012    to  12/31/2012       14.086822         15.036974        39,523.4351
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.884042         11.929910        99,283.6491
  01/01/2005    to  12/31/2005       11.929910         11.933334        77,461.3139
  01/01/2006    to  12/31/2006       11.933334         12.201788        67,915.9234
  01/01/2007    to  12/31/2007       12.201788         12.837722        50,466.3402
  01/01/2008    to  12/31/2008       12.837722         12.609123        45,246.6944
  01/01/2009    to  12/31/2009       12.609123         14.558656        74,403.5900
  01/01/2010    to  12/31/2010       14.558656         15.405575        40,629.3530
  01/01/2011    to  12/31/2011       15.405575         15.548946        53,642.0033
  01/01/2012    to  12/31/2012       15.548946         16.618896        55,099.4435
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.858543         14.461665             0.0000
  01/01/2010    to  12/31/2010       14.461665         16.400985             0.0000
  01/01/2011    to  12/31/2011       16.400985         15.263076             0.0000
  01/01/2012    to  12/31/2012       15.263076         16.478515             0.0000
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.653667         12.176080             0.0000
  01/01/2011    to  12/31/2011       12.176080         12.323645         5,218.2568
  01/01/2012    to  12/31/2012       12.323645         13.434935         6,704.2294
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.686059         10.793183             0.0000
============   ==== ==========       =========         =========        ===========
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.167585          4.282527        39,694.1716
  01/01/2005    to  12/31/2005        4.282527          4.651129        26,372.5236
  01/01/2006    to  12/31/2006        4.651129          4.793453        25,059.5151
  01/01/2007    to  12/31/2007        4.793453          6.166694        19,180.7770
  01/01/2008    to  12/31/2008        6.166694          3.350622        24,747.6760
  01/01/2009    to  12/31/2009        3.350622          5.210781        18,016.6100
  01/01/2010    to  12/31/2010        5.210781          6.509010        18,325.5648
  01/01/2011    to  12/31/2011        6.509010          5.737545        20,804.6279
  01/01/2012    to  12/31/2012        5.737545          6.292144        15,006.8657
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010613          1.062291             0.0000
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.198306          8.350805             0.0000
  01/01/2009    to  12/31/2009        8.350805         10.202154             0.0000
  01/01/2010    to  12/31/2010       10.202154         11.201756         9,340.6171
  01/01/2011    to  12/31/2011       11.201756         11.074793        16,430.8271
  01/01/2012    to  12/31/2012       11.074793         12.224092         6,050.8047
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.590864          7.655988             0.0000
  01/01/2009    to  12/31/2009        7.655988          9.668742             0.0000
  01/01/2010    to  12/31/2010        9.668742         10.797232             0.0000
  01/01/2011    to  12/31/2011       10.797232         10.337860             0.0000
  01/01/2012    to  12/31/2012       10.337860         11.631841         3,257.4388
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       45.652599         47.222817        71,324.8972
  01/01/2005    to  12/31/2005       47.222817         47.765062        64,077.4105
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,327.2282
  01/01/2007    to  12/31/2007       55.039266         55.838679        56,554.2577
  01/01/2008    to  12/31/2008       55.838679         34.775173        48,092.0215
  01/01/2009    to  12/31/2009       34.775173         40.275311        34,540.7600
  01/01/2010    to  12/31/2010       40.275311         46.104835        31,315.1715
  01/01/2011    to  12/31/2011       46.104835         43.294716        28,155.3213
  01/01/2012    to  12/31/2012       43.294716         49.961415        24,817.3057
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.754823          7.020938        76,592.0630
  01/01/2005    to  12/31/2005        7.020938          7.873283        67,565.1172
  01/01/2006    to  12/31/2006        7.873283          8.177181        60,257.8152
  01/01/2007    to  12/31/2007        8.177181          9.409055        47,391.3719
  01/01/2008    to  12/31/2008        9.409055          5.545172        55,171.7026
  01/01/2009    to  12/31/2009        5.545172          7.891163        40,977.3800
  01/01/2010    to  12/31/2010        7.891163          9.856625        36,803.6835
  01/01/2011    to  12/31/2011        9.856625          9.483678        34,716.9043
  01/01/2012    to  12/31/2012        9.483678         10.545524        26,866.2455
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.559870         14.131547        89,629.8076
  01/01/2005    to  12/31/2005       14.131547         15.964866        71,366.0317
  01/01/2006    to  12/31/2006       15.964866         17.669187        66,421.5343
  01/01/2007    to  12/31/2007       17.669187         16.760427        57,369.8572
  01/01/2008    to  12/31/2008       16.760427         11.505142        42,665.7820
  01/01/2009    to  12/31/2009       11.505142         14.231733        39,382.3100
  01/01/2010    to  12/31/2010       14.231733         16.692458        38,689.7359
  01/01/2011    to  12/31/2011       16.692458         14.862668        32,276.3591
  01/01/2012    to  12/31/2012       14.862668         17.152563        27,381.5469
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.449400         11.055516        28,818.4921
  01/01/2005    to  12/31/2005       11.055516         12.044039        17,565.5306
  01/01/2006    to  12/31/2006       12.044039         12.498059        17,750.3036
  01/01/2007    to  12/31/2007       12.498059         15.176821        13,442.9782
  01/01/2008    to  12/31/2008       15.176821          7.675150        24,983.6965
  01/01/2009    to  12/31/2009        7.675150         11.049385        17,506.2900
  01/01/2010    to  12/31/2010       11.049385         13.745263        11,307.9464
  01/01/2011    to  12/31/2011       13.745263         12.442863         9,262.3299
  01/01/2012    to  12/31/2012       12.442863         12.903305         8,936.7100
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817           692.9001
  01/01/2006    to  12/31/2006       10.419817         11.830096         6,191.2777
  01/01/2007    to  12/31/2007       11.830096         11.282900         6,385.4138
  01/01/2008    to  12/31/2008       11.282900          7.072990         7,082.6776
  01/01/2009    to  12/31/2009        7.072990          8.757605         7,073.1300
  01/01/2010    to  12/31/2010        8.757605          9.839688         7,026.0942
  01/01/2011    to  12/31/2011        9.839688          9.483231         7,146.3914
  01/01/2012    to  12/31/2012        9.483231         10.985717        10,738.8209
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.246083         13.649510        25,988.4200
  01/01/2010    to  12/31/2010       13.649510         14.107038        17,031.4475
  01/01/2011    to  12/31/2011       14.107038         14.787710         7,952.2107
  01/01/2012    to  12/31/2012       14.787710         14.982516         9,086.4566
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.803573          9.854474        47,629.7585
  01/01/2006    to  12/31/2006        9.854474         10.079384         2,602.5395
  01/01/2007    to  12/31/2007       10.079384         10.333545        22,406.4230
  01/01/2008    to  12/31/2008       10.333545         10.370813       221,348.7191
  01/01/2009    to  12/31/2009       10.370813         10.170825        87,559.7300
  01/01/2010    to  12/31/2010       10.170825          9.949497       114,746.1148
  01/01/2011    to  12/31/2011        9.949497          9.733572        81,154.1241
  01/01/2012    to  12/31/2012        9.733572          9.520611        77,694.4064
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.826509          9.816994        64,078.0296
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.465194         11.756369         186,488.7410
  01/01/2005    to  12/31/2005       11.756369         12.667083         145,251.1574
  01/01/2006    to  12/31/2006       12.667083         14.177401         130,843.6964
  01/01/2007    to  12/31/2007       14.177401         14.481835         110,456.1032
  01/01/2008    to  12/31/2008       14.481835          8.576031          89,302.0400
  01/01/2009    to  12/31/2009        8.576031         11.059572          86,307.2400
  01/01/2010    to  12/31/2010       11.059572         12.097525          77,727.1080
  01/01/2011    to  12/31/2011       12.097525         11.340196          66,830.8361
  01/01/2012    to  12/31/2012       11.340196         12.501071          62,190.9412
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.982774         10.340216         106,217.6620
  01/01/2005    to  12/31/2005       10.340216         11.485287          75,623.7424
  01/01/2006    to  12/31/2006       11.485287         11.519592          63,261.1803
  01/01/2007    to  12/31/2007       11.519592         12.550851          46,376.8323
  01/01/2008    to  12/31/2008       12.550851          7.789937          47,747.4059
  01/01/2009    to  12/31/2009        7.789937         10.635361          34,954.2600
  01/01/2010    to  12/31/2010       10.635361         11.581157          27,010.5865
  01/01/2011    to  12/31/2011       11.581157         11.354781          22,340.0553
  01/01/2012    to  12/31/2012       11.354781         12.834325          49,001.6804
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        8.026026          8.245328         217,351.0950
  01/01/2005    to  12/31/2005        8.245328          8.446691         156,074.4244
  01/01/2006    to  12/31/2006        8.446691          8.892708         137,534.0808
  01/01/2007    to  12/31/2007        8.892708          9.941074         105,567.2421
  01/01/2008    to  12/31/2008        9.941074          5.256691          79,095.0097
  01/01/2009    to  12/31/2009        5.256691          7.389648          71,424.9200
  01/01/2010    to  12/31/2010        7.389648          7.908215          49,038.4167
  01/01/2011    to  12/31/2011        7.908215          7.629672          44,178.6107
  01/01/2012    to  04/27/2012        7.629672          8.561031               0.0000
============   ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.516630         14.915178          73,451.5810
  01/01/2005    to  12/31/2005       14.915178         16.008064          60,351.3600
  01/01/2006    to  12/31/2006       16.008064         17.567121          50,802.4709
  01/01/2007    to  12/31/2007       17.567121         15.967034          47,062.7862
  01/01/2008    to  12/31/2008       15.967034          8.412940          37,561.1265
  01/01/2009    to  12/31/2009        8.412940         11.620403          32,287.5100
  01/01/2010    to  12/31/2010       11.620403         13.045574          27,953.1667
  01/01/2011    to  12/31/2011       13.045574         13.590610          23,186.1886
  01/01/2012    to  12/31/2012       13.590610         14.832929          16,013.0969
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063331         10.122150             0.0000
  01/01/2009    to  12/31/2009       10.122150         14.131649             0.0000
  01/01/2010    to  12/31/2010       14.131649         16.947280         1,164.4281
  01/01/2011    to  12/31/2011       16.947280         13.884521             0.0000
  01/01/2012    to  12/31/2012       13.884521         16.012469             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.324144         12.801193             0.0000
  01/01/2010    to  12/31/2010       12.801193         15.768575         6,465.7600
  01/01/2011    to  12/31/2011       15.768575         15.080638         6,423.8859
  01/01/2012    to  12/31/2012       15.080638         17.297802           539.2783
============   ==== ==========       =========         =========        ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.907156         11.216052        39,193.2251
  01/01/2005    to  12/31/2005       11.216052         11.452829        39,175.2801
  01/01/2006    to  12/31/2006       11.452829         12.905807        38,596.6065
  01/01/2007    to  12/31/2007       12.905807         13.251461        31,128.0186
  01/01/2008    to  12/31/2008       13.251461          8.132357        27,448.3477
  01/01/2009    to  12/31/2009        8.132357         10.017481        23,140.5200
  01/01/2010    to  12/31/2010       10.017481         11.219650        23,029.3612
  01/01/2011    to  12/31/2011       11.219650         11.155496        49,903.5063
  01/01/2012    to  12/31/2012       11.155496         12.595054        49,364.1211
============   ==== ==========       =========         =========        ===========
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.485066         10.876743             0.0000
  01/01/2010    to  12/31/2010       10.876743         11.466372             0.0000
  01/01/2011    to  12/31/2011       11.466372          9.797929             0.0000
  01/01/2012    to  12/31/2012        9.797929         11.302969             0.0000
============   ==== ==========       =========         =========        ===========
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.518068         12.878014             0.0000
  01/01/2010    to  12/31/2010       12.878014         15.942282             0.0000
  01/01/2011    to  12/31/2011       15.942282         14.921040           276.7349
  01/01/2012    to  12/31/2012       14.921040         16.921936           274.5744
============   ==== ==========       =========         =========        ===========
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.580099         14.649275             0.0000
  01/01/2010    to  12/31/2010       14.649275         18.490188             0.0000
  01/01/2011    to  12/31/2011       18.490188         15.072264            53.5604
  01/01/2012    to  12/31/2012       15.072264         15.122648            53.2055
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002                0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618                0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588                0.0000
  01/01/2008    to  12/31/2008       14.934588         14.530999                0.0000
  01/01/2009    to  12/31/2009       14.530999         14.794839            3,452.4800
  01/01/2010    to  12/31/2010       14.794839         15.267862                0.0000
  01/01/2011    to  12/31/2011       15.267862         15.723043                0.0000
  01/01/2012    to  12/31/2012       15.723043         15.847828           12,146.8613
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298220         10.677989          155,892.6343
  01/01/2005    to  12/31/2005       10.677989         11.530646          300,066.3359
  01/01/2006    to  12/31/2006       11.530646         12.819947          316,630.1193
  01/01/2007    to  12/31/2007       12.819947         12.901474          201,025.7269
  01/01/2008    to  12/31/2008       12.901474          7.469089          193,840.1801
  01/01/2009    to  12/31/2009        7.469089          9.691868          198,502.1000
  01/01/2010    to  12/31/2010        9.691868         11.045619          192,646.7497
  01/01/2011    to  12/31/2011       11.045619         10.181589          204,771.2097
  01/01/2012    to  12/31/2012       10.181589         11.626269          202,553.9723
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098439         10.382260          735,259.9208
  01/01/2005    to  12/31/2005       10.382260         10.880346        1,274,871.8928
  01/01/2006    to  12/31/2006       10.880346         11.919190        1,261,307.8705
  01/01/2007    to  12/31/2007       11.919190         12.227681        1,154,152.2595
  01/01/2008    to  12/31/2008       12.227681          8.140832        1,057,818.0630
  01/01/2009    to  12/31/2009        8.140832         10.220292          964,485.6000
  01/01/2010    to  12/31/2010       10.220292         11.356297        1,007,590.9747
  01/01/2011    to  12/31/2011       11.356297         10.920513        1,020,771.7699
  01/01/2012    to  12/31/2012       10.920513         12.169778        1,010,832.8300
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938614         10.098659           38,552.2936
  01/01/2005    to  12/31/2005       10.098659         10.322104           49,536.5123
  01/01/2006    to  12/31/2006       10.322104         10.969126          142,746.2810
  01/01/2007    to  12/31/2007       10.969126         11.364282          136,203.1626
  01/01/2008    to  12/31/2008       11.364282          8.820609          292,950.0882
  01/01/2009    to  12/31/2009        8.820609         10.605365          386,816.3800
  01/01/2010    to  12/31/2010       10.605365         11.505777          576,357.5595
  01/01/2011    to  12/31/2011       11.505777         11.455793          544,388.1240
  01/01/2012    to  12/31/2012       11.455793         12.427921          593,237.2670
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238287         10.592973         455,800.3961
  01/01/2005    to  12/31/2005       10.592973         11.308736       1,160,486.5045
  01/01/2006    to  12/31/2006       11.308736         12.567360       1,328,693.1090
  01/01/2007    to  12/31/2007       12.567360         12.870484       1,672,461.4158
  01/01/2008    to  12/31/2008       12.870484          7.822055       1,377,841.0656
  01/01/2009    to  12/31/2009        7.822055          9.954917       1,156,248.5700
  01/01/2010    to  12/31/2010        9.954917         11.246887       1,056,706.6814
  01/01/2011    to  12/31/2011       11.246887         10.576445         967,544.4004
  01/01/2012    to  12/31/2012       10.576445         11.971431         841,179.1448
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008537         10.218758       1,048,355.7398
  01/01/2005    to  12/31/2005       10.218758         10.578112       1,421,861.3912
  01/01/2006    to  12/31/2006       10.578112         11.407435       1,583,591.4467
  01/01/2007    to  12/31/2007       11.407435         11.850475       1,682,525.0732
  01/01/2008    to  12/31/2008       11.850475          8.529120       1,032,117.3334
  01/01/2009    to  12/31/2009        8.529120         10.520089       1,019,678.6300
  01/01/2010    to  12/31/2010       10.520089         11.567354         924,881.9996
  01/01/2011    to  12/31/2011       11.567354         11.302961         829,629.0217
  01/01/2012    to  12/31/2012       11.302961         12.426058         778,163.8063
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)



SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


JPMORGAN CORE BOND PORTFOLIO (formerly American Funds (Reg. TM) Bond Portfolio)



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G) (formerly Barclays Capital Aggregate Bond Index Portfolio)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2013              $100,000
   B    Account Value                                 10/1/2014              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2014           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2015              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2015              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2015              $  9,000
   G    Percentage Reduction in Account               10/2/2015                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2015              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2015           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2015              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2013              $100,000
   B    Account Value                                      10/1/2014              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2014           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2015              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2015              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2015              $  9,000
   G    Percentage Reduction in Account                    10/2/2015                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2015              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2015           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2015              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2013             $100,000
    B    Account Value                           10/1/2014 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2014             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2014             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2014          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2015 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2015             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2015          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2015             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2015             $  9,000
    G    Percentage Reduction in Account                 10/2/2015                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2015             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2015          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2015          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2015             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                          CLASS L AND CLASS L - 4 YEAR


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 29, 2013, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2013.


SAI-0413MOL

TABLE OF CONTENTS                           PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM..................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
   Reduction or Elimination of the
    Withdrawal Charge...................     6
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     7
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     8
     Variable Annuity...................     8
     Fixed Annuity......................     9
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
       on Transactions..................     9
TAX STATUS OF THE CONTRACTS.............     9
CONDENSED FINANCIAL INFORMATION.........    12
     Class L............................    12
     Class L-4 Year.....................   100
FINANCIAL STATEMENTS....................   152

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2012, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2012, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of General American Life Insurance Company and subsidiary, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2012, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2012, filed on February 27, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(ii)       MetLife's Current Report on Form 8-K filed with the SEC on
           March 5, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2012             $54,914,768              $0
2011             $70,881,543              $0
2010             $59,939,263              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2012 ranged from $0 to $ 22,602,989.* The amount of commissions paid to selected selling firms during 2012 ranged from $16 to $18,597,950. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2012 ranged from $16 to $25,379,052.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2012 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Financial Specialists LLC

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation

Financial Network Investment Corporation

First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.

Invest Financial Corporation
Investment Center of America, Inc.

Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC
J.P.Morgan Securities LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial Corporation

LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney, LLC

Multi-Financial Securities Corporation

National Planning Corporation

Navy Federal Brokerage Services, LLC

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.

Pioneer Funds Distributor, Inc.

PNC Investments LLC

PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

SagePoint Financial, Inc.
Sammons Securities Company, LLC

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.

Triad Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America

UVEST Financial Services Group, Inc.

ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.



If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of section 817 of the Code, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code generally requires any Non-Qualified

Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.



The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.



For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS L





                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.188418        10.515091            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008137         6.997179      107,557.1943
  01/01/2009    to  12/31/2009        6.997179         8.896655      131,683.8200
  01/01/2010    to  12/31/2010        8.896655         9.810440      130,315.7839
  01/01/2011    to  12/31/2011        9.810440         9.440218      116,023.3170
  01/01/2012    to  12/31/2012        9.440218        10.535816       88,284.6438
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038135         8.933915        1,209.5179
  01/01/2009    to  12/31/2009        8.933915         9.848047        3,737.7300
  01/01/2010    to  12/31/2010        9.848047        10.272748        5,826.2190
  01/01/2011    to  12/31/2011       10.272748        10.684718        9,590.9177
  01/01/2012    to  12/31/2012       10.684718        11.020045       11,961.5862
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998137         6.346661       36,446.8412
  01/01/2009    to  12/31/2009        6.346661         8.363656       54,817.6900
  01/01/2010    to  12/31/2010        8.363656         9.331438      105,605.7651
  01/01/2011    to  12/31/2011        9.331438         8.740243       96,031.2856
  01/01/2012    to  12/31/2012        8.740243         9.980552       96,318.5207
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988138         5.747760        3,899.6272
  01/01/2009    to  12/31/2009        5.747760         7.848451        9,274.5900
  01/01/2010    to  12/31/2010        7.848451         9.130326        9,340.9570
  01/01/2011    to  12/31/2011        9.130326         8.563666        9,222.0808
  01/01/2012    to  12/31/2012        8.563666         9.884458        8,510.4284
============   ==== ==========       =========        =========      ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088133         6.042422        2,383.2695
  01/01/2009    to  12/31/2009        6.042422         8.468735        5,341.9200
  01/01/2010    to  12/31/2010        8.468735         8.899968        7,745.4762
  01/01/2011    to  12/31/2011        8.899968         7.500217        9,732.3444
  01/01/2012    to  12/31/2012        7.500217         8.659204       12,208.3636
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018136         7.669513       70,348.8910
  01/01/2009    to  12/31/2009        7.669513         9.304391       77,635.4300
  01/01/2010    to  12/31/2010        9.304391        10.053851       98,426.4171
  01/01/2011    to  12/31/2011       10.053851         9.903644       91,535.2599
  01/01/2012    to  12/31/2012        9.903644        10.791138       87,089.2656
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.118844        11.501942        7,398.9820
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.944106        10.245474          729.0150
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.234987        12.120372        1,750.4906
  01/01/2009    to  12/31/2009       12.120372        17.474901        2,126.3900
  01/01/2010    to  12/31/2010       17.474901        19.890213        3,808.4574
  01/01/2011    to  12/31/2011       19.890213        20.014124        2,054.4483
  01/01/2012    to  12/31/2012       20.014124        22.929971        3,339.3115
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998603        12.807859      100,341.1179
  01/01/2005    to  12/31/2005       12.807859        14.265628       49,993.4346
  01/01/2006    to  12/31/2006       14.265628        19.296995       35,303.7101
  01/01/2007    to  12/31/2007       19.296995        16.123181       24,303.7981
  01/01/2008    to  12/31/2008       16.123181         9.244955       22,461.2888
  01/01/2009    to  12/31/2009        9.244955        12.246189       20,571.3000
  01/01/2010    to  12/31/2010       12.246189        13.979123       17,275.1881
  01/01/2011    to  12/31/2011       13.979123        12.976144       15,382.0131
  01/01/2012    to  12/31/2012       12.976144        16.071691       14,665.0482
============   ==== ==========       =========        =========      ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998603        11.947733       87,762.8657
  01/01/2005    to  12/31/2005       11.947733        13.219561       66,549.1801
  01/01/2006    to  12/31/2006       13.219561        15.036837       45,900.8345
  01/01/2007    to  12/31/2007       15.036837        15.239731       31,179.6015
  01/01/2008    to  12/31/2008       15.239731         9.577094       26,098.7479
  01/01/2009    to  12/31/2009        9.577094        12.457178       22,435.0000
  01/01/2010    to  12/31/2010       12.457178        15.215147       19,758.2636
  01/01/2011    to  12/31/2011       15.215147        14.017731       18,428.0712
  01/01/2012    to  12/31/2012       14.017731        16.276960       15,876.7594
============   ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.928158          508.8878
  01/01/2002    to  12/31/2002       10.928158         8.800051       95,322.4390
  01/01/2003    to  12/31/2003        8.800051        11.677183      531,728.0383
  01/01/2004    to  12/31/2004       11.677183        13.836033      398,795.7166
  01/01/2005    to  12/31/2005       13.836033        15.540154      269,137.1976
  01/01/2006    to  12/31/2006       15.540154        19.686725      179,177.1770
  01/01/2007    to  12/31/2007       19.686725        19.136582      125,631.3559
  01/01/2008    to  12/31/2008       19.136582        11.121298      105,838.2658
  01/01/2009    to  12/31/2009       11.121298        16.954259       90,560.0500
  01/01/2010    to  12/31/2010       16.954259        19.405629       78,893.4105
  01/01/2011    to  12/31/2011       19.405629        16.359204       70,711.0583
  01/01/2012    to  12/31/2012       16.359204        20.786563       59,510.9950
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663         1.045831      415,616.9230
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.844254        2,107.0859
  01/01/2002    to  12/31/2002       11.844254         8.441761      200,638.6368
  01/01/2003    to  12/31/2003        8.441761        11.525222      408,734.8833
  01/01/2004    to  12/31/2004       11.525222        12.059258      363,348.1986
  01/01/2005    to  12/31/2005       12.059258        12.836608      244,928.8836
  01/01/2006    to  12/31/2006       12.836608        14.410753      149,914.5955
  01/01/2007    to  12/31/2007       14.410753        15.734969       99,315.1728
  01/01/2008    to  12/31/2008       15.734969         9.477905       82,192.6780
  01/01/2009    to  12/31/2009        9.477905        12.469523       71,031.1800
  01/01/2010    to  12/31/2010       12.469523        15.469377       63,296.4444
  01/01/2011    to  12/31/2011       15.469377        15.044709       55,993.6491
  01/01/2012    to  12/31/2012       15.044709        17.486156       49,035.7549
============   ==== ==========       =========        =========      ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       138.959822       142.621142          73.8465
  01/01/2011    to  12/31/2011       142.621142       129.641895          73.4423
  01/01/2012    to  12/31/2012       129.641895       156.141071         171.0345
============   ==== ==========       ==========       ==========     ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007         9.564609         9.978854       6,245.0254
  01/01/2008    to  12/31/2008         9.978854         5.708855       3,226.5286
  01/01/2009    to  12/31/2009         5.708855         6.917618       3,155.5500
  01/01/2010    to  12/31/2010         6.917618         7.847376       3,199.4183
  01/01/2011    to  12/31/2011         7.847376         7.419110       2,630.4434
  01/01/2012    to  12/31/2012         7.419110         8.217708         728.5605
============   ==== ==========       ==========       ==========     ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.012718         1.047873           0.0000
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001         8.648464         7.293152       1,694.5856
  01/01/2002    to  12/31/2002         7.293152         5.174250     233,260.9841
  01/01/2003    to  12/31/2003         5.174250         6.659028     800,647.9975
  01/01/2004    to  12/31/2004         6.659028         7.099050     466,661.7485
  01/01/2005    to  12/31/2005         7.099050         7.927304     306,056.7649
  01/01/2006    to  12/31/2006         7.927304         7.658540     200,140.0343
  01/01/2007    to  12/31/2007         7.658540         7.699415     148,717.8502
  01/01/2008    to  12/31/2008         7.699415         4.613253     123,201.3776
  01/01/2009    to  12/31/2009         4.613253         6.030462     112,605.1500
  01/01/2010    to  12/31/2010         6.030462         7.339169      98,309.3705
  01/01/2011    to  12/31/2011         7.339169         7.450037      86,406.8035
  01/01/2012    to  12/31/2012         7.450037         8.679293      72,099.0270
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246673        10.620284           0.0000
  01/01/2006    to  12/31/2006        10.620284        11.129074       6,217.4549
  01/01/2007    to  12/31/2007        11.129074        10.294222       3,536.5657
  01/01/2008    to  12/31/2008        10.294222         4.592839       2,327.1850
  01/01/2009    to  12/31/2009         4.592839         6.229921       2,308.2800
  01/01/2010    to  12/31/2010         6.229921         6.574211       2,591.5912
  01/01/2011    to  04/29/2011         6.574211         6.983591           0.0000
============   ==== ==========       ==========       ==========     ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988603        10.318677            0.0000
  01/01/2007    to  12/31/2007       10.318677        12.969339        7,564.1011
  01/01/2008    to  12/31/2008       12.969339         7.744379        2,512.4953
  01/01/2009    to  12/31/2009        7.744379        10.721656        3,188.4200
  01/01/2010    to  12/31/2010       10.721656        12.861435        4,980.9807
  01/01/2011    to  12/31/2011       12.861435        12.457570        4,937.9917
  01/01/2012    to  12/31/2012       12.457570        14.320073        3,305.1230
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023        13.949937        3,638.7753
  01/01/2002    to  12/31/2002       13.949937        13.636163      278,479.3203
  01/01/2003    to  12/31/2003       13.636163        15.974861      896,264.1469
  01/01/2004    to  12/31/2004       15.974861        16.987464      513,645.7784
  01/01/2005    to  12/31/2005       16.987464        16.951318      368,658.8908
  01/01/2006    to  12/31/2006       16.951318        18.190950      254,695.8777
  01/01/2007    to  12/31/2007       18.190950        19.054020      185,062.7289
  01/01/2008    to  12/31/2008       19.054020        15.247159      150,412.2080
  01/01/2009    to  12/31/2009       15.247159        20.502574      124,723.8200
  01/01/2010    to  12/31/2010       20.502574        22.770604      106,285.1810
  01/01/2011    to  12/31/2011       22.770604        23.385918       96,724.7710
  01/01/2012    to  12/31/2012       23.385918        25.966254       88,489.5675
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.389640        16.036673          120.1142
  01/01/2009    to  12/31/2009       16.036673        19.949853          222.0000
  01/01/2010    to  12/31/2010       19.949853        24.620764          216.3198
  01/01/2011    to  12/31/2011       24.620764        23.311362          214.4824
  01/01/2012    to  12/31/2012       23.311362        26.284529          380.2346
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997671        10.201985        1,296.4455
  01/01/2011    to  12/31/2011       10.201985        10.231789        1,289.1210
  01/01/2012    to  12/31/2012       10.231789        10.795791        2,926.2907
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987672         9.747194            0.0000
  01/01/2012    to  12/31/2012        9.747194        10.003456        2,924.2406
============   ==== ==========       =========        =========      ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998137         6.586494          507.3076
  01/01/2009    to  12/31/2009        6.586494         8.086847        1,626.3200
  01/01/2010    to  12/31/2010        8.086847         8.827011        2,452.1655
  01/01/2011    to  12/31/2011        8.827011         8.631059        2,772.7472
  01/01/2012    to  12/31/2012        8.631059         9.665608        2,457.7594
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998137         7.019107        2,120.4572
  01/01/2009    to  12/31/2009        7.019107         8.871078        2,962.8900
  01/01/2010    to  12/31/2010        8.871078         9.597761       28,392.5662
  01/01/2011    to  12/31/2011        9.597761         9.270180       26,372.2931
  01/01/2012    to  12/31/2012        9.270180        10.582532       25,906.2145
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551         8.049480       18,711.4628
  01/01/2002    to  12/31/2002        8.049480         6.266710      178,559.9517
  01/01/2003    to  12/31/2003        6.266710         7.660639      327,617.4833
  01/01/2004    to  11/19/2004        7.660639         7.848858      266,549.4004
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998137        10.875255            0.0000
  01/01/2010    to  12/31/2010       10.875255        12.139976            0.0000
  01/01/2011    to  12/31/2011       12.139976        11.896288            0.0000
  01/01/2012    to  12/31/2012       11.896288        13.365653            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.970977        10.412592            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988603        10.457431            0.0000
  01/01/2007    to  12/31/2007       10.457431        14.044898        4,976.1210
  01/01/2008    to  12/31/2008       14.044898         6.139902        6,465.4147
  01/01/2009    to  12/31/2009        6.139902        10.198371        5,240.3600
  01/01/2010    to  12/31/2010       10.198371        12.398539       14,195.5881
  01/01/2011    to  12/31/2011       12.398539         9.909879       19,340.5656
  01/01/2012    to  12/31/2012        9.909879        11.582864       16,208.4138
============   ==== ==========       =========        =========      ============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967         8.364074       16,597.2355
  01/01/2002    to  12/31/2002        8.364074         7.252608      263,740.3983
  01/01/2003    to  12/31/2003        7.252608         9.415238      484,592.6310
  01/01/2004    to  12/31/2004        9.415238        11.066632      473,347.6832
  01/01/2005    to  12/31/2005       11.066632        12.667474      330,408.4293
  01/01/2006    to  12/31/2006       12.667474        15.762922      222,415.1747
  01/01/2007    to  12/31/2007       15.762922        17.555375      124,988.4713
  01/01/2008    to  12/31/2008       17.555375         9.946841       97,043.5576
  01/01/2009    to  12/31/2009        9.946841        12.866064       82,999.7400
  01/01/2010    to  12/31/2010       12.866064        14.091939       73,803.7078
  01/01/2011    to  12/31/2011       14.091939        12.370383       72,070.3252
  01/01/2012    to  12/31/2012       12.370383        14.192640       67,954.8705
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.983749        1,024.6686
  01/01/2002    to  12/31/2002       10.983749         9.630429       99,657.2108
  01/01/2003    to  12/31/2003        9.630429        11.946424      417,621.5059
  01/01/2004    to  12/31/2004       11.946424        13.436009      241,009.5164
  01/01/2005    to  12/31/2005       13.436009        14.274738      171,998.6214
  01/01/2006    to  12/31/2006       14.274738        16.094384      112,560.3045
  01/01/2007    to  12/31/2007       16.094384        15.392789       81,127.4903
  01/01/2008    to  12/31/2008       15.392789         9.336585       70,741.2424
  01/01/2009    to  12/31/2009        9.336585        12.553632       64,444.1000
  01/01/2010    to  12/31/2010       12.553632        15.163466       55,080.4670
  01/01/2011    to  12/31/2011       15.163466        14.121784       48,156.8014
  01/01/2012    to  12/31/2012       14.121784        14.616294       46,592.2723
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.415006      746,798.8565
  01/01/2004    to  12/31/2004       10.415006        11.161632      515,248.5307
  01/01/2005    to  12/31/2005       11.161632        11.126223      330,162.3495
  01/01/2006    to  12/31/2006       11.126223        10.981499      231,452.4547
  01/01/2007    to  12/31/2007       10.981499        11.961109      160,524.2476
  01/01/2008    to  12/31/2008       11.961109        10.948830      133,157.4140
  01/01/2009    to  12/31/2009       10.948830        12.707137      114,321.6200
  01/01/2010    to  12/31/2010       12.707137        13.462572      126,807.3657
  01/01/2011    to  12/31/2011       13.462572        14.710903      115,174.2246
  01/01/2012    to  12/31/2012       14.710903        15.782261      111,115.7227
============   ==== ==========       =========        =========      ============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193        10.514782          11,306.6258
  01/01/2002    to  12/31/2002       10.514782        11.298298         630,261.2152
  01/01/2003    to  12/31/2003       11.298298        11.586151       1,235,549.7830
  01/01/2004    to  12/31/2004       11.586151        11.957662         869,120.2033
  01/01/2005    to  12/31/2005       11.957662        12.020887         702,737.0269
  01/01/2006    to  12/31/2006       12.020887        12.352749         495,847.8668
  01/01/2007    to  12/31/2007       12.352749        13.062031         356,921.1154
  01/01/2008    to  12/31/2008       13.062031        12.893905         268,415.7536
  01/01/2009    to  12/31/2009       12.893905        14.962046         247,126.7400
  01/01/2010    to  12/31/2010       14.962046        15.911764         274,473.1696
  01/01/2011    to  12/31/2011       15.911764        16.140123         256,466.8164
  01/01/2012    to  12/31/2012       16.140123        17.337670         243,209.9224
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.798486        15.659452               0.0000
  01/01/2010    to  12/31/2010       15.659452        17.848335               0.0000
  01/01/2011    to  12/31/2011       17.848335        16.693124               0.0000
  01/01/2012    to  12/31/2012       16.693124        18.113252               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       22.682850        23.778342             438.6960
  01/01/2011    to  12/31/2011       23.778342        24.186816             650.0937
  01/01/2012    to  12/31/2012       24.186816        26.500717           1,739.1782
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.740046        10.884172               0.0000
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        7.816198         6.080967           1,552.1942
  01/01/2002    to  12/31/2002        6.080967         2.945438         109,562.8487
  01/01/2003    to  12/31/2003        2.945438         4.562967         195,146.2027
  01/01/2004    to  12/31/2004        4.562967         4.292400         224,900.4638
  01/01/2005    to  12/31/2005        4.292400         4.685142         145,364.2634
  01/01/2006    to  12/31/2006        4.685142         4.852648          88,321.9347
  01/01/2007    to  12/31/2007        4.852648         6.274282          55,798.5065
  01/01/2008    to  12/31/2008        6.274282         3.426273          51,993.3724
  01/01/2009    to  12/31/2009        3.426273         5.355128          42,792.0200
  01/01/2010    to  12/31/2010        5.355128         6.722797          39,757.6224
  01/01/2011    to  12/31/2011        6.722797         5.955652          34,585.9323
  01/01/2012    to  12/31/2012        5.955652         6.564241          33,080.1075
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.065948               0.0000
============   ==== ==========       =========        =========       ==============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.327057         8.487882            0.0000
  01/01/2009    to  12/31/2009        8.487882        10.421601        5,258.0100
  01/01/2010    to  12/31/2010       10.421601        11.500012       24,091.3653
  01/01/2011    to  12/31/2011       11.500012        11.426536       21,917.9292
  01/01/2012    to  12/31/2012       11.426536        12.675878       21,471.0054
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.710096         7.781685            0.0000
  01/01/2009    to  12/31/2009        7.781685         9.876750       12,409.4400
  01/01/2010    to  12/31/2010        9.876750        11.084748       22,346.9033
  01/01/2011    to  12/31/2011       11.084748        10.666243       33,824.9837
  01/01/2012    to  12/31/2012       10.666243        12.061785       33,566.8701
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885        41.307768        5,117.7809
  01/01/2002    to  12/31/2002       41.307768        33.252421      166,246.1165
  01/01/2003    to  12/31/2003       33.252421        42.739368      464,991.3319
  01/01/2004    to  12/31/2004       42.739368        47.331015      307,192.2238
  01/01/2005    to  12/31/2005       47.331015        48.113781      221,489.1227
  01/01/2006    to  12/31/2006       48.113781        55.718116      156,649.2811
  01/01/2007    to  12/31/2007       55.718116        56.812310      115,966.0412
  01/01/2008    to  12/31/2008       56.812310        35.559995       92,727.7653
  01/01/2009    to  12/31/2009       35.559995        41.390847       87,051.7900
  01/01/2010    to  12/31/2010       41.390847        47.619129       78,032.1993
  01/01/2011    to  12/31/2011       47.619129        44.940498       70,929.2443
  01/01/2012    to  12/31/2012       44.940498        52.121894       62,291.5511
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900         8.219849       12,893.1127
  01/01/2002    to  12/31/2002        8.219849         4.522374      352,276.9784
  01/01/2003    to  12/31/2003        4.522374         6.075262      980,935.1530
  01/01/2004    to  12/31/2004        6.075262         7.037135      471,277.9189
  01/01/2005    to  12/31/2005        7.037135         7.930868      396,325.8625
  01/01/2006    to  12/31/2006        7.930868         8.278178      288,883.8782
  01/01/2007    to  12/31/2007        8.278178         9.573262      172,613.0653
  01/01/2008    to  12/31/2008        9.573262         5.670387      145,873.4719
  01/01/2009    to  12/31/2009        5.670387         8.109800      122,924.9800
  01/01/2010    to  12/31/2010        8.109800        10.180436       92,594.3847
  01/01/2011    to  12/31/2011       10.180436         9.844256       85,705.2224
  01/01/2012    to  12/31/2012        9.844256        11.001636       78,700.9912
============   ==== ==========       =========        =========      ============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.215979        147,212.5266
  01/01/2003    to  12/31/2003        8.215979        11.423529        576,603.6569
  01/01/2004    to  12/31/2004       11.423529        14.207228        358,972.1344
  01/01/2005    to  12/31/2005       14.207228        16.130528        235,083.7515
  01/01/2006    to  12/31/2006       16.130528        17.941772        156,357.2553
  01/01/2007    to  12/31/2007       17.941772        17.104820         94,580.2882
  01/01/2008    to  12/31/2008       17.104820        11.800706         73,582.5699
  01/01/2009    to  12/31/2009       11.800706        14.670540         68,085.3200
  01/01/2010    to  12/31/2010       14.670540        17.293298         57,628.3976
  01/01/2011    to  12/31/2011       17.293298        15.474716         53,249.2335
  01/01/2012    to  12/31/2012       15.474716        17.948868         46,980.9940
============   ==== ==========       =========        =========        ============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998603        11.092687         86,035.0498
  01/01/2005    to  12/31/2005       11.092687        12.144908         45,346.0814
  01/01/2006    to  12/31/2006       12.144908        12.665761         32,210.6576
  01/01/2007    to  12/31/2007       12.665761        15.457950         20,244.6404
  01/01/2008    to  12/31/2008       15.457950         7.856759         17,171.1781
  01/01/2009    to  12/31/2009        7.856759        11.367520         15,535.7800
  01/01/2010    to  12/31/2010       11.367520        14.211806         13,229.8328
  01/01/2011    to  12/31/2011       14.211806        12.929589         11,270.7064
  01/01/2012    to  12/31/2012       12.929589        13.475635          9,715.6747
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998603        10.454832          1,567.9631
  01/01/2006    to  12/31/2006       10.454832        11.929173          7,693.2564
  01/01/2007    to  12/31/2007       11.929173        11.434750          5,043.4201
  01/01/2008    to  12/31/2008       11.434750         7.204322          4,762.6317
  01/01/2009    to  12/31/2009        7.204322         8.964934          3,472.9000
  01/01/2010    to  12/31/2010        8.964934        10.123079          4,249.0235
  01/01/2011    to  12/31/2011       10.123079         9.805176          3,714.2602
  01/01/2012    to  12/31/2012        9.805176        11.415893          5,725.2051
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.970405        14.432061            930.0800
  01/01/2010    to  12/31/2010       14.432061        14.990574            901.8892
  01/01/2011    to  12/31/2011       14.990574        15.792405            925.9547
  01/01/2012    to  12/31/2012       15.792405        16.081078            912.2097
============   ==== ==========       =========        =========        ============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.842768         9.926725        238,150.4332
  01/01/2006    to  12/31/2006        9.926725        10.204033        220,043.2704
  01/01/2007    to  12/31/2007       10.204033        10.514057        176,101.2227
  01/01/2008    to  12/31/2008       10.514057        10.605013        328,791.4963
  01/01/2009    to  12/31/2009       10.605013        10.452647        342,241.4900
  01/01/2010    to  12/31/2010       10.452647        10.276448        199,505.9888
  01/01/2011    to  12/31/2011       10.276448        10.103688        184,504.9311
  01/01/2012    to  12/31/2012       10.103688         9.932445        229,272.3850
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001       10.064193        10.133571          9,087.7380
  01/01/2002    to  12/31/2002       10.133571        10.071962        301,046.4763
  01/01/2003    to  12/31/2003       10.071962         9.945179        351,222.8955
  01/01/2004    to  12/31/2004        9.945179         9.839786        223,470.6640
  01/01/2005    to  04/30/2005        9.839786         9.843024         13,660.7104
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312        10.135898         28,056.6759
  01/01/2002    to  12/31/2002       10.135898         8.315670        587,631.1290
  01/01/2003    to  12/31/2003        8.315670        10.688383      1,292,225.2440
  01/01/2004    to  12/31/2004       10.688383        11.783568      1,138,842.3550
  01/01/2005    to  12/31/2005       11.783568        12.759819        817,704.9778
  01/01/2006    to  12/31/2006       12.759819        14.352559        536,556.2026
  01/01/2007    to  12/31/2007       14.352559        14.734651        366,267.0473
  01/01/2008    to  12/31/2008       14.734651         8.769752        304,194.4740
  01/01/2009    to  12/31/2009        8.769752        11.366087        285,086.2000
  01/01/2010    to  12/31/2010       11.366087        12.495080        255,673.5252
  01/01/2011    to  12/31/2011       12.495080        11.771472        236,009.3510
  01/01/2012    to  12/31/2012       11.771472        13.041871        206,273.4275
============   ==== ==========       =========        =========      ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.612760        302,855.7201
  01/01/2003    to  12/31/2003        7.612760         9.706767        603,528.5826
  01/01/2004    to  12/31/2004        9.706767        10.395609        425,747.7938
  01/01/2005    to  12/31/2005       10.395609        11.604490        290,085.7284
  01/01/2006    to  12/31/2006       11.604490        11.697348        213,566.6792
  01/01/2007    to  12/31/2007       11.697348        12.808748        144,807.3288
  01/01/2008    to  12/31/2008       12.808748         7.990082        110,379.0335
  01/01/2009    to  12/31/2009        7.990082        10.963262         97,312.2600
  01/01/2010    to  12/31/2010       10.963262        11.998016         89,706.7847
  01/01/2011    to  12/31/2011       11.998016        11.822340         78,629.4997
  01/01/2012    to  12/31/2012       11.822340        13.430120        183,806.5898
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551         8.449647         17,573.1823
  01/01/2002    to  12/31/2002        8.449647         6.252226        580,689.7182
  01/01/2003    to  12/31/2003        6.252226         7.900513      1,596,258.4350
  01/01/2004    to  12/31/2004        7.900513         8.264379      1,189,032.8730
  01/01/2005    to  12/31/2005        8.264379         8.508515        795,586.3199
  01/01/2006    to  12/31/2006        8.508515         9.002581        478,967.0455
  01/01/2007    to  12/31/2007        9.002581        10.114613        329,759.1527
  01/01/2008    to  12/31/2008       10.114613         5.375437        285,588.6410
  01/01/2009    to  12/31/2009        5.375437         7.594442        251,431.0700
  01/01/2010    to  12/31/2010        7.594442         8.168089        213,019.5517
  01/01/2011    to  12/31/2011        8.168089         7.919813        190,320.7537
  01/01/2012    to  04/27/2012        7.919813         8.901065              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457        11.923451          9,624.9371
  01/01/2002    to  12/31/2002       11.923451        10.659633        349,366.5888
  01/01/2003    to  12/31/2003       10.659633        13.868108        772,134.4652
  01/01/2004    to  12/31/2004       13.868108        14.949753        450,176.1343
  01/01/2005    to  12/31/2005       14.949753        16.125337        319,832.2007
  01/01/2006    to  12/31/2006       16.125337        17.784249        213,450.6065
  01/01/2007    to  12/31/2007       17.784249        16.245897        146,524.1281
  01/01/2008    to  12/31/2008       16.245897         8.603054        129,155.2030
  01/01/2009    to  12/31/2009        8.603054        11.942581        121,803.0800
  01/01/2010    to  12/31/2010       11.942581        13.474414        107,283.5851
  01/01/2011    to  12/31/2011       13.474414        14.107583         95,414.9769
  01/01/2012    to  12/31/2012       14.107583        15.474756         80,822.3871
============   ==== ==========       =========        =========      ==============

                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064846        10.130741            0.0000
  01/01/2009    to  12/31/2009       10.130741        14.214541          140.2800
  01/01/2010    to  12/31/2010       14.214541        17.132004            0.0000
  01/01/2011    to  12/31/2011       17.132004        14.106174            0.0000
  01/01/2012    to  12/31/2012       14.106174        16.350037            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.790776        13.423926            0.0000
  01/01/2010    to  12/31/2010       13.423926        16.618440        3,964.4978
  01/01/2011    to  12/31/2011       16.618440        15.972962        4,544.9422
  01/01/2012    to  12/31/2012       15.972962        18.413613        5,314.2030
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.842420        7,420.8089
  01/01/2002    to  12/31/2002       10.842420         8.259307      226,256.9600
  01/01/2003    to  12/31/2003        8.259307        10.383456      333,011.8841
  01/01/2004    to  12/31/2004       10.383456        11.257260      284,884.6377
  01/01/2005    to  12/31/2005       11.257260        11.552348      242,289.2817
  01/01/2006    to  12/31/2006       11.552348        13.083007      167,743.8887
  01/01/2007    to  12/31/2007       13.083007        13.501110      138,399.4841
  01/01/2008    to  12/31/2008       13.501110         8.327330      120,640.4182
  01/01/2009    to  12/31/2009        8.327330        10.309070      108,488.4000
  01/01/2010    to  12/31/2010       10.309070        11.604052      112,903.5436
  01/01/2011    to  12/31/2011       11.604052        11.595415      102,957.3167
  01/01/2012    to  12/31/2012       11.595415        13.157692       93,527.9497
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.942261        11.500633            0.0000
  01/01/2010    to  12/31/2010       11.500633        12.184786            0.0000
  01/01/2011    to  12/31/2011       12.184786        10.463963            0.0000
  01/01/2012    to  12/31/2012       10.463963        12.132116            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.084862        13.616758          167.3400
  01/01/2010    to  12/31/2010       13.616758        16.941199          415.7611
  01/01/2011    to  12/31/2011       16.941199        15.935329          165.4336
  01/01/2012    to  12/31/2012       15.935329        18.163273            0.0000
============   ==== ==========       =========        =========      ============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.609750        14.735275               0.0000
  01/01/2010    to  12/31/2010       14.735275        18.691855               0.0000
  01/01/2011    to  12/31/2011       18.691855        15.312963               0.0000
  01/01/2012    to  12/31/2012       15.312963        15.441600               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.312463        15.266382               0.0000
  01/01/2006    to  12/31/2006       15.266382        15.597344             949.3082
  01/01/2007    to  12/31/2007       15.597344        15.951480           1,509.7212
  01/01/2008    to  12/31/2008       15.951480        15.598421          12,662.4963
  01/01/2009    to  12/31/2009       15.598421        15.961234           9,664.9400
  01/01/2010    to  12/31/2010       15.961234        16.554108             814.9989
  01/01/2011    to  12/31/2011       16.554108        17.132835           5,425.9426
  01/01/2012    to  12/31/2012       17.132835        17.355841           8,262.2733
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300896        10.686465         303,557.5653
  01/01/2005    to  12/31/2005       10.686465        11.597451         574,680.3235
  01/01/2006    to  12/31/2006       11.597451        12.958667         274,205.8238
  01/01/2007    to  12/31/2007       12.958667        13.106815         213,554.1585
  01/01/2008    to  12/31/2008       13.106815         7.626229         203,372.4032
  01/01/2009    to  12/31/2009        7.626229         9.945388         167,174.7700
  01/01/2010    to  12/31/2010        9.945388        11.391304         146,484.5682
  01/01/2011    to  12/31/2011       11.391304        10.552787         131,806.4997
  01/01/2012    to  12/31/2012       10.552787        12.110842         124,100.8363
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101066        10.390505       2,125,677.4780
  01/01/2005    to  12/31/2005       10.390505        10.943400       3,323,937.3703
  01/01/2006    to  12/31/2006       10.943400        12.048179       2,507,131.4711
  01/01/2007    to  12/31/2007       12.048179        12.422303       2,116,850.4963
  01/01/2008    to  12/31/2008       12.422303         8.312066       1,435,854.1404
  01/01/2009    to  12/31/2009        8.312066        10.487567       1,291,459.8600
  01/01/2010    to  12/31/2010       10.487567        11.711644       1,235,936.6213
  01/01/2011    to  12/31/2011       11.711644        11.318563       1,104,682.8211
  01/01/2012    to  12/31/2012       11.318563        12.676909       1,056,339.7133
============   ==== ==========       =========        =========       ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941201        10.106683        395,162.2207
  01/01/2005    to  12/31/2005       10.106683        10.381937        362,106.3032
  01/01/2006    to  12/31/2006       10.381937        11.087853        412,890.6569
  01/01/2007    to  12/31/2007       11.087853        11.545175        258,718.1407
  01/01/2008    to  12/31/2008       11.545175         9.006106        301,057.8157
  01/01/2009    to  12/31/2009        9.006106        10.882653        277,519.4700
  01/01/2010    to  12/31/2010       10.882653        11.865753        175,290.0467
  01/01/2011    to  12/31/2011       11.865753        11.873279        207,716.8717
  01/01/2012    to  12/31/2012       11.873279        12.945732        156,587.2566
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240948        10.601382      1,425,497.1830
  01/01/2005    to  12/31/2005       10.601382        11.374262      2,006,646.0244
  01/01/2006    to  12/31/2006       11.374262        12.703356      1,525,515.9760
  01/01/2007    to  12/31/2007       12.703356        13.075334      1,157,400.1493
  01/01/2008    to  12/31/2008       13.075334         7.986608        867,161.1527
  01/01/2009    to  12/31/2009        7.986608        10.215296        821,510.4900
  01/01/2010    to  12/31/2010       10.215296        11.598853        711,497.2477
  01/01/2011    to  12/31/2011       11.598853        10.962009        659,620.6567
  01/01/2012    to  12/31/2012       10.962009        12.470358        610,122.7294
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011141        10.226876        760,249.5836
  01/01/2005    to  12/31/2005       10.226876        10.639422        956,357.4913
  01/01/2006    to  12/31/2006       10.639422        11.530898        713,206.4656
  01/01/2007    to  12/31/2007       11.530898        12.039100        592,497.9855
  01/01/2008    to  12/31/2008       12.039100         8.708504        437,139.5193
  01/01/2009    to  12/31/2009        8.708504        10.795169        452,408.3400
  01/01/2010    to  12/31/2010       10.795169        11.929274        581,703.8413
  01/01/2011    to  12/31/2011       11.929274        11.714907        462,041.0608
  01/01/2012    to  12/31/2012       11.714907        12.943820        437,685.7099
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446           5,189.9526
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500       3,636,994.6124
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771          28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441          98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177          91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421          85,889.9308
  01/01/2012    to  12/31/2012       10.645421        10.968482          81,720.2668
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828       2,387,465.9683
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791         128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191         275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799         265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140         251,752.5607
  01/01/2012    to  12/31/2012        8.532140         9.838177         222,989.5897
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254          39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436         111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070         126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605         120,514.0081
  01/01/2012    to  12/31/2012        7.472605         8.618659         106,573.4907
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692      1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861      1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207      1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633      1,153,882.2955
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652         11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250         30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939         64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415         63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187         64,114.9242
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274        214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812        173,902.1391
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720        269,252.5508
  01/01/2005    to  12/31/2005       11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010       12.386674        15.113932        152,386.6406
  01/01/2011    to  12/31/2011       15.113932        13.910583        120,617.2515
  01/01/2012    to  12/31/2012       13.910583        16.136315        106,272.5651
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.697507        11.651185        614,792.3152
  01/01/2004    to  12/31/2004       11.651185        13.791399        844,731.6342
  01/01/2005    to  12/31/2005       13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010       16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011       19.227231        16.192619        340,157.1260
  01/01/2012    to  12/31/2012       16.192619        20.554229        302,938.1809
============   ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112      2,063,757.0497
============   ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.653502        11.499598        381,795.2233
  01/01/2004    to  12/31/2004       11.499598        12.020385        597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553        376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758        262,322.7907
============   ==== ==========      ==========       ==========      ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745            104.9272
  01/01/2011    to  12/31/2011      138.571745       125.835311            505.6277
  01/01/2012    to  12/31/2012      125.835311       151.404221          1,120.6220
============   ==== ==========      ==========       ==========      ==============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183          9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159        213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598        208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517         23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228        222,381.5193
  01/01/2012    to  12/31/2012        7.388228         8.175281         21,753.4939
============   ==== ==========      ==========       ==========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153         60,756.8599
============   ==== ==========      ==========       ==========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.459552         6.638491        936,260.0392
  01/01/2004    to  12/31/2004        6.638491         7.070062      2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068      1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069      1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002      1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046        889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843        818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437        729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833        835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900        766,531.6980
============   ==== ==========       =========        =========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538         28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150        367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927        243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276        255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956        280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272        272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750            156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617         80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640         67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263         87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388        124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038        148,487.6007
  01/01/2012    to  12/31/2012       12.387038        14.224693        106,257.2654
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.573624        15.925780      1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301      1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474      1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789        883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602        722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411        584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210        519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192        465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254        405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361        378,187.8879
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660        189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985        255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818        234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724        155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199        145,101.9986
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084          6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674         10,143.5481
  01/01/2012    to  12/31/2012       10.214674        10.766904         27,171.1595
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597         41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641         57,949.6640
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951         28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191        214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303        224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289        234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356        220,738.7279
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269        378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104        557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990        567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064        544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994        526,519.1755
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.371611         7.637036        224,000.1853
  01/01/2004    to  11/19/2004        7.637036         7.817754        212,619.4835
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960              0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715          2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590          2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647         17,103.0465
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119          3,960.2735
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.272616         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
============   ==== ==========       =========        =========       ==============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.668482        11.919827         422,071.7829
  01/01/2004    to  12/31/2004       11.919827        13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065         188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994         168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926         162,175.7777
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048        905,824.8266
  01/01/2004    to  12/31/2004       10.408048        11.142998      1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573      1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314        951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367        761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879        628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618        612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664        615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906        522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297        458,817.4301
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.515455        11.550473      1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891      2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923      1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851      1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788      1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020      1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672      1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043      1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182      1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299      1,204,297.3140
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194         67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973         62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759         55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798         51,422.9335
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535          2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238         16,762.6537
  01/01/2012    to  12/31/2012       12.491238        13.672498         71,298.7942
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912         40,902.4915
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.277419         4.548861        164,020.3205
  01/01/2004    to  12/31/2004        4.548861         4.274839        426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325        372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166        339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901        296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616        201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594        275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218        206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901        165,476.5989
  01/01/2012    to  12/31/2012        5.889901         6.485249        137,184.1621
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198        425,526.0812
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380         57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.264456        42.608637        694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957        782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.718127         6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961          894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627          924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666          627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369          780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183          716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655          607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334          572,135.0898
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.437663        11.404493          722,639.6064
  01/01/2004    to  12/31/2004       11.404493        14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495          750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290          704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110          491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197          501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366          376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934          424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747          368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225          248,306.0224
============   ==== ==========       =========        =========        ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242          190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664          136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037          137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303          129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092          115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161          114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238           94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735           75,490.4088
  01/01/2012    to  12/31/2012       12.830735        13.359163           76,085.4478
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819          73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290         147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215         160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860         135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076         210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751         222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920         203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525         190,693.4822
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032           1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536           8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135          11,688.6909
  01/01/2012    to  12/31/2012       15.586135        15.855089          15,848.2219
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061       1,144,877.0364
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.011685         9.914562         253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.484340        10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080        1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222        1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630        1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659          987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091          857,991.0856
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.036977         9.690594          693,976.7877
  01/01/2004    to  12/31/2004        9.690594        10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920          527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438          487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387          441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536          391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480          770,040.2188
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.490541         7.876171        1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171         8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
  01/01/2012    to  12/31/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.847497        13.825385        790,096.7979
  01/01/2004    to  12/31/2004       13.825385        14.888758        751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544        672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407        585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145        436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693        377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451        331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080        280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958        230,214.7237
  01/01/2012    to  12/31/2012       13.951958        15.288669        227,434.9548
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022            151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922         14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897         14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559          6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954          7,454.5487
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994         10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869          5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359          5,068.6268
  01/01/2012    to  12/31/2012       15.790359        18.184822          5,444.2590
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.574110        10.360344        175,602.3744
  01/01/2004    to  12/31/2004       10.360344        11.220948        238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159        288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175        345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435        284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378        270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088        290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447        246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700        244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657        238,255.2995
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.848886        11.373048            108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580          1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221            818.1329
  01/01/2012    to  12/31/2012       10.327221        11.961547          1,570.5152
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685          10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517          11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087           5,294.0475
  01/01/2012    to  12/31/2012       15.727087        17.907911           7,143.4603
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034               0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343           8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514           6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272           3,585.4584
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769               0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678          12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695          18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827          14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806          29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453          32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092          41,783.1302
  01/01/2012    to  12/31/2012       16.841092        17.043155          34,672.0779
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769         770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057       1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689       16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801       15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811       14,405,559.8417
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574        3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462        2,862,196.1934
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780       12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927       11,785,991.4468
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
============   ==== ==========       =========        =========       ===============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.173017        10.488634        2,055.1697
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007972         6.989945       86,085.4009
  01/01/2009    to  12/31/2009        6.989945         8.874139      130,523.0900
  01/01/2010    to  12/31/2010        8.874139         9.770954      133,631.5662
  01/01/2011    to  12/31/2011        9.770954         9.388157      134,479.7137
  01/01/2012    to  12/31/2012        9.388157        10.461928      134,985.4900
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037971         8.924700          793.5859
  01/01/2009    to  12/31/2009        8.924700         9.823148        6,424.6600
  01/01/2010    to  12/31/2010        9.823148        10.231419        5,955.5805
  01/01/2011    to  12/31/2011       10.231419        10.625827        6,863.2939
  01/01/2012    to  12/31/2012       10.625827        10.942791       36,511.7444
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997973         6.340094      319,373.4472
  01/01/2009    to  12/31/2009        6.340094         8.342480      608,303.0600
  01/01/2010    to  12/31/2010        8.342480         9.293873      664,310.4180
  01/01/2011    to  12/31/2011        9.293873         8.692032      722,457.7533
  01/01/2012    to  12/31/2012        8.692032         9.910548      631,771.0530
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987973         5.741807        7,907.8826
  01/01/2009    to  12/31/2009        5.741807         7.828570       13,921.9000
  01/01/2010    to  12/31/2010        7.828570         9.093560       12,038.4791
  01/01/2011    to  12/31/2011        9.093560         8.516420       12,903.3181
  01/01/2012    to  12/31/2012        8.516420         9.815118       13,690.2662
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087968         6.036171       38,050.3407
  01/01/2009    to  12/31/2009        6.036171         8.447296       23,736.9800
  01/01/2010    to  12/31/2010        8.447296         8.864145       18,084.1313
  01/01/2011    to  12/31/2011        8.864145         7.458837       21,222.7333
  01/01/2012    to  12/31/2012        7.458837         8.598458       23,813.6485
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017972         7.661591        100,502.7678
  01/01/2009    to  12/31/2009        7.661591         9.280852        187,563.8400
  01/01/2010    to  12/31/2010        9.280852        10.013393        189,268.3833
  01/01/2011    to  12/31/2011       10.013393         9.849039        142,622.0380
  01/01/2012    to  12/31/2012        9.849039        10.715470        122,067.2484
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.101593        11.472543              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.929073        10.219693              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.953305        11.897978              0.0000
  01/01/2009    to  12/31/2009       11.897978        17.128578          1,212.3500
  01/01/2010    to  12/31/2010       17.128578        19.466818            886.9092
  01/01/2011    to  12/31/2011       19.466818        19.558805          1,314.1493
  01/01/2012    to  12/31/2012       19.558805        22.374561          1,981.4421
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        12.794986         45,010.2252
  01/01/2005    to  12/31/2005       12.794986        14.230000         30,250.8305
  01/01/2006    to  12/31/2006       14.230000        19.220070         17,542.3557
  01/01/2007    to  12/31/2007       19.220070        16.034691         12,649.5183
  01/01/2008    to  12/31/2008       16.034691         9.180346         16,143.5228
  01/01/2009    to  12/31/2009        9.180346        12.142370         15,117.9600
  01/01/2010    to  12/31/2010       12.142370        13.839867         12,287.8948
  01/01/2011    to  12/31/2011       13.839867        12.827651         11,715.3881
  01/01/2012    to  12/31/2012       12.827651        15.863844          9,592.8271
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        11.935719         48,791.6765
  01/01/2005    to  12/31/2005       11.935719        13.186545         51,120.5123
  01/01/2006    to  12/31/2006       13.186545        14.976870         24,043.7225
  01/01/2007    to  12/31/2007       14.976870        15.156081         29,292.2006
  01/01/2008    to  12/31/2008       15.156081         9.510171         18,898.1368
  01/01/2009    to  12/31/2009        9.510171        12.351588         16,990.4700
  01/01/2010    to  12/31/2010       12.351588        15.063597         16,986.3611
  01/01/2011    to  12/31/2011       15.063597        13.857334         16,522.1875
  01/01/2012    to  12/31/2012       13.857334        16.066470          5,556.7864
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.924432          230.0297
  01/01/2002    to  12/31/2002       10.924432         8.783853       57,487.9585
  01/01/2003    to  12/31/2003        8.783853        11.638223      304,181.5684
  01/01/2004    to  12/31/2004       11.638223        13.769159      230,863.0520
  01/01/2005    to  12/31/2005       13.769159        15.441940      158,355.4956
  01/01/2006    to  12/31/2006       15.441940        19.533086      108,165.6847
  01/01/2007    to  12/31/2007       19.533086        18.958612       87,082.6944
  01/01/2008    to  12/31/2008       18.958612        11.001265       72,349.0690
  01/01/2009    to  12/31/2009       11.001265        16.746123       66,622.4900
  01/01/2010    to  12/31/2010       16.746123        19.138699       60,606.8081
  01/01/2011    to  12/31/2011       19.138699        16.110007       56,537.4803
  01/01/2012    to  12/31/2012       16.110007        20.439093       49,185.7091
============   ==== ==========      ==========       ==========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.044753       56,139.3888
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.840229        2,093.4072
  01/01/2002    to  12/31/2002       11.840229         8.426214      125,663.7839
  01/01/2003    to  12/31/2003        8.426214        11.486783      209,435.4879
  01/01/2004    to  12/31/2004       11.486783        12.000973      165,274.7164
  01/01/2005    to  12/31/2005       12.000973        12.755483      108,774.4250
  01/01/2006    to  12/31/2006       12.755483        14.298273       80,841.0473
  01/01/2007    to  12/31/2007       14.298273        15.588625       57,486.6756
  01/01/2008    to  12/31/2008       15.588625         9.375599       48,629.5042
  01/01/2009    to  12/31/2009        9.375599        12.316433       45,843.5700
  01/01/2010    to  12/31/2010       12.316433        15.256580       42,271.6280
  01/01/2011    to  12/31/2011       15.256580        14.815549       37,329.1778
  01/01/2012    to  12/31/2012       14.815549        17.193866       34,300.0190
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      133.216266       136.590360            0.0000
  01/01/2011    to  12/31/2011      136.590360       123.974133            0.0000
  01/01/2012    to  12/31/2012      123.974133       149.089951           36.8854
============   ==== ==========      ==========       ==========      ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564133         9.976347          697.8087
  01/01/2008    to  12/31/2008        9.976347         5.698814        3,950.2942
  01/01/2009    to  12/31/2009        5.698814         6.895099        3,957.0800
  01/01/2010    to  12/31/2010        6.895099         7.810117        1,753.3524
  01/01/2011    to  12/31/2011        7.810117         7.372835        3,557.7005
  01/01/2012    to  12/31/2012        7.372835         8.154149        2,963.4250
============   ==== ==========      ==========       ==========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012693         1.046793            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        8.648464         7.285714        4,989.1469
  01/01/2002    to  12/31/2002        7.285714         5.161212      180,972.5151
  01/01/2003    to  12/31/2003        5.161212         6.632300      467,763.6376
  01/01/2004    to  12/31/2004        6.632300         7.059930      296,726.6949
  01/01/2005    to  12/31/2005        7.059930         7.871843      162,040.2696
  01/01/2006    to  12/31/2006        7.871843         7.593588      111,626.2618
  01/01/2007    to  12/31/2007        7.593588         7.622609      105,497.1350
  01/01/2008    to  12/31/2008        7.622609         4.560348       90,565.1704
  01/01/2009    to  12/31/2009        4.560348         5.952366       84,370.0900
  01/01/2010    to  12/31/2010        5.952366         7.233279       79,807.5241
  01/01/2011    to  12/31/2011        7.233279         7.331562       65,703.6642
  01/01/2012    to  12/31/2012        7.331562         8.528399       60,276.0679
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246380        10.617665            0.0000
  01/01/2006    to  12/31/2006       10.617665        11.109693        1,423.2321
  01/01/2007    to  12/31/2007       11.109693        10.260797        1,395.0066
  01/01/2008    to  12/31/2008       10.260797         4.571011          410.6900
  01/01/2009    to  12/31/2009        4.571011         6.191014          409.9800
  01/01/2010    to  12/31/2010        6.191014         6.523369        1,814.1656
  01/01/2011    to  04/29/2011        6.523369         6.926195            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.308289          255.2590
  01/01/2007    to  12/31/2007       10.308289        12.936770          246.9440
  01/01/2008    to  12/31/2008       12.936770         7.713291          202.6024
  01/01/2009    to  12/31/2009        7.713291        10.662621        2,284.9900
  01/01/2010    to  12/31/2010       10.662621        12.771469        2,775.8390
  01/01/2011    to  12/31/2011       12.771469        12.351922        2,687.8389
  01/01/2012    to  12/31/2012       12.351922        14.177242        2,547.3428
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023        13.935729        1,156.5767
  01/01/2002    to  12/31/2002       13.935729        13.601843      180,853.4305
  01/01/2003    to  12/31/2003       13.601843        15.910789      445,540.6105
  01/01/2004    to  12/31/2004       15.910789        16.893911      245,537.7569
  01/01/2005    to  12/31/2005       16.893911        16.832770      166,981.9351
  01/01/2006    to  12/31/2006       16.832770        18.036741      133,196.8672
  01/01/2007    to  12/31/2007       18.036741        18.864032      104,356.1614
  01/01/2008    to  12/31/2008       18.864032        15.072423       74,535.0710
  01/01/2009    to  12/31/2009       15.072423        20.237261       69,123.3800
  01/01/2010    to  12/31/2010       20.237261        22.442270       65,685.7976
  01/01/2011    to  12/31/2011       22.442270        23.014253       61,178.1298
  01/01/2012    to  12/31/2012       23.014253        25.515082       60,117.6603
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.001474        15.765375        1,085.6774
  01/01/2009    to  12/31/2009       15.765375        19.582945        2,133.2300
  01/01/2010    to  12/31/2010       19.582945        24.131767        2,304.8528
  01/01/2011    to  12/31/2011       24.131767        22.814175        2,643.2608
  01/01/2012    to  12/31/2012       22.814175        25.685170        2,078.6600
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997466        10.191636            0.0000
  01/01/2011    to  12/31/2011       10.191636        10.206128        1,618.0723
  01/01/2012    to  12/31/2012       10.206128        10.752489        3,113.5619
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987467         9.737301        1,670.6736
  01/01/2012    to  12/31/2012        9.737301         9.978243        3,867.9243
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         6.579680        3,302.6415
  01/01/2009    to  12/31/2009        6.579680         8.066372        6,770.8900
  01/01/2010    to  12/31/2010        8.066372         8.791473        6,721.2331
  01/01/2011    to  12/31/2011        8.791473         8.583448        6,526.5112
  01/01/2012    to  12/31/2012        8.583448         9.597810        6,136.1470
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         7.011851       30,557.0204
  01/01/2009    to  12/31/2009        7.011851         8.848627       38,500.7800
  01/01/2010    to  12/31/2010        8.848627         9.559131       37,026.5989
  01/01/2011    to  12/31/2011        9.559131         9.219053       35,261.9511
  01/01/2012    to  12/31/2012        9.219053        10.508312       23,030.3125
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551         8.041271        5,660.3405
  01/01/2002    to  12/31/2002        8.041271         6.250922      135,373.8707
  01/01/2003    to  12/31/2003        6.250922         7.629894      180,865.5493
  01/01/2004    to  11/19/2004        7.629894         7.806990      132,358.1712
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997973        10.864315            0.0000
  01/01/2010    to  12/31/2010       10.864315        12.109598            0.0000
  01/01/2011    to  12/31/2011       12.109598        11.848773            0.0000
  01/01/2012    to  12/31/2012       11.848773        13.292212            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.955906        10.386393       17,436.3029
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.446896          561.6269
  01/01/2007    to  12/31/2007       10.446896        14.009617        6,318.9796
  01/01/2008    to  12/31/2008       14.009617         6.115232       13,715.8085
  01/01/2009    to  12/31/2009        6.115232        10.142178       16,679.1100
  01/01/2010    to  12/31/2010       10.142178        12.311772       13,735.0711
  01/01/2011    to  12/31/2011       12.311772         9.825787       16,590.6244
  01/01/2012    to  12/31/2012        9.825787        11.467276       12,375.3903
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967         8.355529        3,201.1207
  01/01/2002    to  12/31/2002        8.355529         7.234336      191,290.0357
  01/01/2003    to  12/31/2003        7.234336         9.377452      246,723.7472
  01/01/2004    to  12/31/2004        9.377452        11.005663      231,891.2239
  01/01/2005    to  12/31/2005       11.005663        12.578868      149,421.7636
  01/01/2006    to  12/31/2006       12.578868        15.629281      103,323.8811
  01/01/2007    to  12/31/2007       15.629281        17.380306       89,520.3580
  01/01/2008    to  12/31/2008       17.380306         9.832803       72,073.4187
  01/01/2009    to  12/31/2009        9.832803        12.699490       69,430.7700
  01/01/2010    to  12/31/2010       12.699490        13.888670       67,141.5844
  01/01/2011    to  12/31/2011       13.888670        12.173685       60,980.1296
  01/01/2012    to  12/31/2012       12.173685        13.945926       56,152.9910
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.980009          751.3021
  01/01/2002    to  12/31/2002       10.980009         9.612701       76,851.1001
  01/01/2003    to  12/31/2003        9.612701        11.906570      223,876.1487
  01/01/2004    to  12/31/2004       11.906570        13.371066      104,753.1368
  01/01/2005    to  12/31/2005       13.371066        14.184521       78,015.2519
  01/01/2006    to  12/31/2006       14.184521        15.968770       57,439.8739
  01/01/2007    to  12/31/2007       15.968770        15.249632       31,820.5955
  01/01/2008    to  12/31/2008       15.249632         9.235812       41,146.1818
  01/01/2009    to  12/31/2009        9.235812        12.399521       36,768.3600
  01/01/2010    to  12/31/2010       12.399521        14.954891       31,882.1071
  01/01/2011    to  12/31/2011       14.954891        13.906691       27,488.1786
  01/01/2012    to  12/31/2012       13.906691        14.371972       23,947.9294
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.404570      440,904.7429
  01/01/2004    to  12/31/2004       10.404570        11.133696      258,616.5552
  01/01/2005    to  12/31/2005       11.133696        11.081785      162,046.1937
  01/01/2006    to  12/31/2006       11.081785        10.921289      110,090.4464
  01/01/2007    to  12/31/2007       10.921289        11.877609       76,135.2715
  01/01/2008    to  12/31/2008       11.877609        10.856050       68,051.1627
  01/01/2009    to  12/31/2009       10.856050        12.580586       66,167.4900
  01/01/2010    to  12/31/2010       12.580586        13.308523       59,031.8835
  01/01/2011    to  12/31/2011       13.308523        14.520839       58,227.1988
  01/01/2012    to  12/31/2012       14.520839        15.554886       55,618.5455
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193        10.504077        5,915.2516
  01/01/2002    to  12/31/2002       10.504077        11.269887      491,708.6071
  01/01/2003    to  12/31/2003       11.269887        11.539697      765,503.8113
  01/01/2004    to  12/31/2004       11.539697        11.891821      537,346.2811
  01/01/2005    to  12/31/2005       11.891821        11.936829      452,829.9286
  01/01/2006    to  12/31/2006       11.936829        12.248038      362,322.0875
  01/01/2007    to  12/31/2007       12.248038        12.931798      232,378.7300
  01/01/2008    to  12/31/2008       12.931798        12.746166      199,190.2100
  01/01/2009    to  12/31/2009       12.746166        14.768453      239,314.8100
  01/01/2010    to  12/31/2010       14.768453        15.682349      245,756.3698
  01/01/2011    to  12/31/2011       15.682349        15.883636      237,990.5006
  01/01/2012    to  12/31/2012       15.883636        17.036445      240,479.7670
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.508920        15.290033            0.0000
  01/01/2010    to  12/31/2010       15.290033        17.401179            0.0000
  01/01/2011    to  12/31/2011       17.401179        16.250555            0.0000
  01/01/2012    to  12/31/2012       16.250555        17.606464            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.723348        12.277328            0.0000
  01/01/2011    to  12/31/2011       12.277328        12.469565        1,190.3185
  01/01/2012    to  12/31/2012       12.469565        13.641918          391.8466
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.723820        10.856793            0.0000
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        7.816198         6.074755        2,198.6644
  01/01/2002    to  12/31/2002        6.074755         2.937996       37,673.8747
  01/01/2003    to  12/31/2003        2.937996         4.544634       86,030.6613
  01/01/2004    to  12/31/2004        4.544634         4.268726      112,515.1426
  01/01/2005    to  12/31/2005        4.268726         4.652342       73,377.0202
  01/01/2006    to  12/31/2006        4.652342         4.811473       53,797.5681
  01/01/2007    to  12/31/2007        4.811473         6.211678       46,342.0644
  01/01/2008    to  12/31/2008        6.211678         3.386970       41,013.4280
  01/01/2009    to  12/31/2009        3.386970         5.285767       35,377.8300
  01/01/2010    to  12/31/2010        5.285767         6.625790       32,714.3506
  01/01/2011    to  12/31/2011        6.625790         5.860930       30,870.3967
  01/01/2012    to  12/31/2012        5.860930         6.450107       30,927.1574
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010671         1.064850            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.288218         8.446522            0.0000
  01/01/2009    to  12/31/2009        8.446522        10.355272           66.5500
  01/01/2010    to  12/31/2010       10.355272        11.409705        1,870.7870
  01/01/2011    to  12/31/2011       11.409705        11.319849       15,298.9054
  01/01/2012    to  12/31/2012       11.319849        12.538608       14,746.7032
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.674129         7.743759          216.5608
  01/01/2009    to  12/31/2009        7.743759         9.813878        3,172.2900
  01/01/2010    to  12/31/2010        9.813878        10.997693        3,145.5779
  01/01/2011    to  12/31/2011       10.997693        10.566641        2,319.0931
  01/01/2012    to  12/31/2012       10.566641        11.931151        2,241.6971
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885        41.265681        4,186.2554
  01/01/2002    to  12/31/2002       41.265681        33.168661       91,466.2895
  01/01/2003    to  12/31/2003       33.168661        42.567883      242,255.9736
  01/01/2004    to  12/31/2004       42.567883        47.070287      143,844.3722
  01/01/2005    to  12/31/2005       47.070287        47.777236       94,583.9784
  01/01/2006    to  12/31/2006       47.777236        55.245718       67,507.2311
  01/01/2007    to  12/31/2007       55.245718        56.245743       51,982.2708
  01/01/2008    to  12/31/2008       56.245743        35.152266       41,546.9647
  01/01/2009    to  12/31/2009       35.152266        40.854887       41,563.7700
  01/01/2010    to  12/31/2010       40.854887        46.932127       39,758.8033
  01/01/2011    to  12/31/2011       46.932127        44.225853       36,988.1031
  01/01/2012    to  12/31/2012       44.225853        51.215775       34,832.7959
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900         8.211448        5,365.0259
  01/01/2002    to  12/31/2002        8.211448         4.510946      277,746.1369
  01/01/2003    to  12/31/2003        4.510946         6.050840      471,204.7293
  01/01/2004    to  12/31/2004        6.050840         6.998318      192,077.1363
  01/01/2005    to  12/31/2005        6.998318         7.875340      178,974.5052
  01/01/2006    to  12/31/2006        7.875340         8.207928      123,352.6902
  01/01/2007    to  12/31/2007        8.207928         9.477722       83,985.0394
  01/01/2008    to  12/31/2008        9.477722         5.605335       76,620.0010
  01/01/2009    to  12/31/2009        5.605335         8.004745       75,446.0500
  01/01/2010    to  12/31/2010        8.004745        10.033512       63,850.2223
  01/01/2011    to  12/31/2011       10.033512         9.687665       57,984.5631
  01/01/2012    to  12/31/2012        9.687665        10.810320       58,251.1471
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.207727      114,493.3927
  01/01/2003    to  12/31/2003        8.207727        11.394974      355,234.1295
  01/01/2004    to  12/31/2004       11.394974        14.150432      216,689.5114
  01/01/2005    to  12/31/2005       14.150432        16.042051      136,348.5913
  01/01/2006    to  12/31/2006       16.042051        17.816693       95,197.2973
  01/01/2007    to  12/31/2007       17.816693        16.959964       64,849.6031
  01/01/2008    to  12/31/2008       16.959964        11.683140       56,372.5825
  01/01/2009    to  12/31/2009       11.683140        14.502604       52,185.4100
  01/01/2010    to  12/31/2010       14.502604        17.069739       46,703.7957
  01/01/2011    to  12/31/2011       17.069739        15.251803       40,765.9425
  01/01/2012    to  12/31/2012       15.251803        17.663668       32,686.6518
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        11.081524       46,150.8224
  01/01/2005    to  12/31/2005       11.081524        12.114562       20,890.7638
  01/01/2006    to  12/31/2006       12.114562        12.615221       15,653.1315
  01/01/2007    to  12/31/2007       12.615221        15.373078       13,501.0891
  01/01/2008    to  12/31/2008       15.373078         7.801833       12,591.8381
  01/01/2009    to  12/31/2009        7.801833        11.271134       11,468.1300
  01/01/2010    to  12/31/2010       11.271134        14.070208       10,394.2828
  01/01/2011    to  12/31/2011       14.070208        12.781608        7,634.2567
  01/01/2012    to  12/31/2012       12.781608        13.301322        7,957.6116
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479        10.444315        2,333.5840
  01/01/2006    to  12/31/2006       10.444315        11.899361        3,784.6458
  01/01/2007    to  12/31/2007       11.899361        11.388978       27,043.4696
  01/01/2008    to  12/31/2008       11.388978         7.164665       24,855.0391
  01/01/2009    to  12/31/2009        7.164665         8.902221       23,838.0300
  01/01/2010    to  12/31/2010        8.902221        10.037209       21,919.6346
  01/01/2011    to  12/31/2011       10.037209         9.707455       21,779.8544
  01/01/2012    to  12/31/2012        9.707455        11.285093       21,495.0248
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.752297        14.192683            0.0000
  01/01/2010    to  12/31/2010       14.192683        14.719838            0.0000
  01/01/2011    to  12/31/2011       14.719838        15.484013            0.0000
  01/01/2012    to  12/31/2012       15.484013        15.743288            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.783649         9.857293      158,562.9097
  01/01/2006    to  12/31/2006        9.857293        10.117516      245,463.4248
  01/01/2007    to  12/31/2007       10.117516        10.409201       67,437.9218
  01/01/2008    to  12/31/2008       10.409201        10.483469       75,342.9405
  01/01/2009    to  12/31/2009       10.483469        10.317359       74,026.6000
  01/01/2010    to  12/31/2010       10.317359        10.128233       68,948.2130
  01/01/2011    to  12/31/2011       10.128233         9.943078       94,639.3738
  01/01/2012    to  12/31/2012        9.943078         9.759823       91,103.1585
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001       10.064193        10.123246          999.6137
  01/01/2002    to  12/31/2002       10.123246        10.046614      108,769.9214
  01/01/2003    to  12/31/2003       10.046614         9.905288      213,430.3093
  01/01/2004    to  12/31/2004        9.905288         9.785589      117,982.8461
  01/01/2005    to  04/30/2005        9.785589         9.784024            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312        10.125565       10,510.5805
  01/01/2002    to  12/31/2002       10.125565         8.294725      378,816.4961
  01/01/2003    to  12/31/2003        8.294725        10.645503      622,433.1875
  01/01/2004    to  12/31/2004       10.645503        11.718663      523,987.2435
  01/01/2005    to  12/31/2005       11.718663        12.670581      346,375.7520
  01/01/2006    to  12/31/2006       12.670581        14.230888      258,935.3902
  01/01/2007    to  12/31/2007       14.230888        14.587722      205,153.2710
  01/01/2008    to  12/31/2008       14.587722         8.669209      158,674.9582
  01/01/2009    to  12/31/2009        8.669209        11.218935      160,101.0100
  01/01/2010    to  12/31/2010       11.218935        12.314837      146,946.1678
  01/01/2011    to  12/31/2011       12.314837        11.584307      137,154.2561
  01/01/2012    to  12/31/2012       11.584307        12.815171      124,413.2669
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.605115      241,184.2311
  01/01/2003    to  12/31/2003        7.605115         9.682520      379,418.7099
  01/01/2004    to  12/31/2004        9.682520        10.354060      235,347.4933
  01/01/2005    to  12/31/2005       10.354060        11.540848      146,853.3755
  01/01/2006    to  12/31/2006       11.540848        11.615805      107,480.6946
  01/01/2007    to  12/31/2007       11.615805        12.700292       87,597.7229
  01/01/2008    to  12/31/2008       12.700292         7.910484       71,979.9718
  01/01/2009    to  12/31/2009        7.910484        10.837784       70,914.2000
  01/01/2010    to  12/31/2010       10.837784        11.842929       64,472.5268
  01/01/2011    to  12/31/2011       11.842929        11.652065       52,678.0802
  01/01/2012    to  12/31/2012       11.652065        13.216751      117,271.6891
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551         8.441032        8,309.2834
  01/01/2002    to  12/31/2002        8.441032         6.236469      345,505.6672
  01/01/2003    to  12/31/2003        6.236469         7.868815      814,274.9180
  01/01/2004    to  12/31/2004        7.868815         8.218854      507,432.8159
  01/01/2005    to  12/31/2005        8.218854         8.449002      373,192.9489
  01/01/2006    to  12/31/2006        8.449002         8.926249      266,484.6490
  01/01/2007    to  12/31/2007        8.926249        10.013742      165,790.0289
  01/01/2008    to  12/31/2008       10.013742         5.313801      148,548.9957
  01/01/2009    to  12/31/2009        5.313801         7.496112      145,351.3500
  01/01/2010    to  12/31/2010        7.496112         8.050256      131,751.7732
  01/01/2011    to  12/31/2011        8.050256         7.793885      115,975.2707
  01/01/2012    to  04/27/2012        7.793885         8.755258            0.0000
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457        11.911307       10,435.3024
  01/01/2002    to  12/31/2002       11.911307        10.632791      229,254.1958
  01/01/2003    to  12/31/2003       10.632791        13.812463      414,471.7987
  01/01/2004    to  12/31/2004       13.812463        14.867391      223,812.3240
  01/01/2005    to  12/31/2005       14.867391        16.012543      153,793.3601
  01/01/2006    to  12/31/2006       16.012543        17.633463      115,611.2611
  01/01/2007    to  12/31/2007       17.633463        16.083868       92,906.8769
  01/01/2008    to  12/31/2008       16.083868         8.504402       75,050.6081
  01/01/2009    to  12/31/2009        8.504402        11.787932       72,085.5700
  01/01/2010    to  12/31/2010       11.787932        13.280010       65,377.1216
  01/01/2011    to  12/31/2011       13.280010        13.883244       55,512.1665
  01/01/2012    to  12/31/2012       13.883244        15.205726       49,926.9045
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064392        10.128163            0.0000
  01/01/2009    to  12/31/2009       10.128163        14.189621            0.0000
  01/01/2010    to  12/31/2010       14.189621        17.076373            0.0000
  01/01/2011    to  12/31/2011       17.076373        14.039305            0.0000
  01/01/2012    to  12/31/2012       14.039305        16.248019            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.648605        13.233978            0.0000
  01/01/2010    to  12/31/2010       13.233978        16.358764            0.0000
  01/01/2011    to  12/31/2011       16.358764        15.699841            0.0000
  01/01/2012    to  12/31/2012       15.699841        18.071495            0.0000
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.838729        2,332.7322
  01/01/2002    to  12/31/2002       10.838729         8.244099      178,742.7047
  01/01/2003    to  12/31/2003        8.244099        10.348811      177,746.8588
  01/01/2004    to  12/31/2004       10.348811        11.202844      248,811.6175
  01/01/2005    to  12/31/2005       11.202844        11.479328      168,158.7522
  01/01/2006    to  12/31/2006       11.479328        12.980887       52,226.3920
  01/01/2007    to  12/31/2007       12.980887        13.375541      150,853.5443
  01/01/2008    to  12/31/2008       13.375541         8.237445      182,863.0177
  01/01/2009    to  12/31/2009        8.237445        10.182507       52,612.6300
  01/01/2010    to  12/31/2010       10.182507        11.444426       49,563.4749
  01/01/2011    to  12/31/2011       11.444426        11.418801       48,291.1268
  01/01/2012    to  12/31/2012       11.418801        12.937763       44,487.4878
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.802565        11.309787            0.0000
  01/01/2010    to  12/31/2010       11.309787        11.964646          857.5895
  01/01/2011    to  12/31/2011       11.964646        10.259521          857.5895
  01/01/2012    to  12/31/2012       10.259521        11.877164            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.911678        13.390778            0.0000
  01/01/2010    to  12/31/2010       13.390778        16.635105        1,991.2476
  01/01/2011    to  12/31/2011       16.635105        15.623989        2,284.9703
  01/01/2012    to  12/31/2012       15.623989        17.781579          774.1967
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.600846        14.709421           63.7400
  01/01/2010    to  12/31/2010       14.709421        18.631121           60.7982
  01/01/2011    to  12/31/2011       18.631121        15.240348           59.9462
  01/01/2012    to  12/31/2012       15.240348        15.345209          538.3166
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970        15.012670            0.0000
  01/01/2006    to  12/31/2006       15.012670        15.315203            0.0000
  01/01/2007    to  12/31/2007       15.315203        15.639329            0.0000
  01/01/2008    to  12/31/2008       15.639329        15.270192        1,846.5180
  01/01/2009    to  12/31/2009       15.270192        15.601953        2,943.7800
  01/01/2010    to  12/31/2010       15.601953        16.157228        2,851.3381
  01/01/2011    to  12/31/2011       16.157228        16.697088        3,089.1574
  01/01/2012    to  12/31/2012       16.697088        16.888930        3,082.4803
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300094        10.683922        313,506.4839
  01/01/2005    to  12/31/2005       10.683922        11.577371        430,425.4406
  01/01/2006    to  12/31/2006       11.577371        12.916899        300,780.4970
  01/01/2007    to  12/31/2007       12.916899        13.044878        246,987.2177
  01/01/2008    to  12/31/2008       13.044878         7.578746        205,542.7781
  01/01/2009    to  12/31/2009        7.578746         9.868646        102,447.8800
  01/01/2010    to  12/31/2010        9.868646        11.286480        100,493.2394
  01/01/2011    to  12/31/2011       11.286480        10.440030         69,623.0610
  01/01/2012    to  12/31/2012       10.440030        11.963387         64,461.0130
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100278        10.388031      1,095,460.4190
  01/01/2005    to  12/31/2005       10.388031        10.924448      1,518,509.1122
  01/01/2006    to  12/31/2006       10.924448        12.009340      1,353,876.9222
  01/01/2007    to  12/31/2007       12.009340        12.363600        992,096.7154
  01/01/2008    to  12/31/2008       12.363600         8.260324      1,040,094.8640
  01/01/2009    to  12/31/2009        8.260324        10.406662        989,443.5200
  01/01/2010    to  12/31/2010       10.406662        11.603890        885,725.9185
  01/01/2011    to  12/31/2011       11.603890        11.197649        792,962.3527
  01/01/2012    to  12/31/2012       11.197649        12.522590        801,451.4400
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940425        10.104276        153,591.7352
  01/01/2005    to  12/31/2005       10.104276        10.363953        251,534.7318
  01/01/2006    to  12/31/2006       10.363953        11.052104        313,292.4537
  01/01/2007    to  12/31/2007       11.052104        11.490612        147,079.7652
  01/01/2008    to  12/31/2008       11.490612         8.950055        162,193.1192
  01/01/2009    to  12/31/2009        8.950055        10.798717        147,812.2000
  01/01/2010    to  12/31/2010       10.798717        11.756596        167,945.3825
  01/01/2011    to  12/31/2011       11.756596        11.746461        118,704.7816
  01/01/2012    to  12/31/2012       11.746461        12.788163        147,726.1730
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240149        10.598859        942,922.3404
  01/01/2005    to  12/31/2005       10.598859        11.354567      1,421,066.3342
  01/01/2006    to  12/31/2006       11.354567        12.662408      1,388,212.2759
  01/01/2007    to  12/31/2007       12.662408        13.013546      1,241,592.4764
  01/01/2008    to  12/31/2008       13.013546         7.936885      1,095,212.2294
  01/01/2009    to  12/31/2009        7.936885        10.136478      1,027,215.3400
  01/01/2010    to  12/31/2010       10.136478        11.492124        973,001.0323
  01/01/2011    to  12/31/2011       11.492124        10.844888        910,071.4310
  01/01/2012    to  12/31/2012       10.844888        12.318535        738,896.6973
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010360        10.224440        261,597.0194
  01/01/2005    to  12/31/2005       10.224440        10.620994        516,230.8694
  01/01/2006    to  12/31/2006       10.620994        11.493723        439,888.5144
  01/01/2007    to  12/31/2007       11.493723        11.982205        424,132.3580
  01/01/2008    to  12/31/2008       11.982205         8.654300        444,337.2995
  01/01/2009    to  12/31/2009        8.654300        10.711902        508,594.3400
  01/01/2010    to  12/31/2010       10.711902        11.819527        462,327.0831
  01/01/2011    to  12/31/2011       11.819527        11.589772        450,481.3934
  01/01/2012    to  12/31/2012       11.589772        12.786266        416,097.3608
============   ==== ==========       =========        =========      ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.162767        10.471040       17,116.5278
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007863         6.985129      247,128.3951
  01/01/2009    to  12/31/2009        6.985129         8.859165      405,432.4900
  01/01/2010    to  12/31/2010        8.859165         9.744728      471,102.9551
  01/01/2011    to  12/31/2011        9.744728         9.353622      437,306.8908
  01/01/2012    to  12/31/2012        9.353622        10.412975      477,902.5123
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037861         8.918564       26,625.6577
  01/01/2009    to  12/31/2009        8.918564         9.806590       55,512.6800
  01/01/2010    to  12/31/2010        9.806590        10.203969       35,921.4712
  01/01/2011    to  12/31/2011       10.203969        10.586761       23,126.4336
  01/01/2012    to  12/31/2012       10.586761        10.891608       26,382.9353
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997863         6.335721      342,467.7940
  01/01/2009    to  12/31/2009        6.335721         8.328398      387,925.2300
  01/01/2010    to  12/31/2010        8.328398         9.268923      403,333.3306
  01/01/2011    to  12/31/2011        9.268923         8.660050      378,977.8196
  01/01/2012    to  12/31/2012        8.660050         9.864168      347,584.8317
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987864         5.737844       34,292.0623
  01/01/2009    to  12/31/2009        5.737844         7.815349       65,519.0400
  01/01/2010    to  12/31/2010        7.815349         9.069140       94,951.8538
  01/01/2011    to  12/31/2011        9.069140         8.485078       65,500.7873
  01/01/2012    to  12/31/2012        8.485078         9.769178       74,633.9478
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087858         6.032009        9,037.7003
  01/01/2009    to  12/31/2009        6.032009         8.433038       24,465.3500
  01/01/2010    to  12/31/2010        8.433038         8.840352       24,139.3809
  01/01/2011    to  12/31/2011        8.840352         7.431387       18,382.8603
  01/01/2012    to  12/31/2012        7.431387         8.558211       16,763.3039
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017862         7.656316       91,299.7077
  01/01/2009    to  12/31/2009        7.656316         9.265198      175,606.0900
  01/01/2010    to  12/31/2010        9.265198         9.986521      157,981.4642
  01/01/2011    to  12/31/2011        9.986521         9.812816      166,117.1268
  01/01/2012    to  12/31/2012        9.812816        10.665337      110,003.1333
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.090112        11.452993       25,106.9097
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.919068        10.202547       21,727.7972
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.768304        11.752040        7,008.9842
  01/01/2009    to  12/31/2009       11.752040        16.901599       18,151.2800
  01/01/2010    to  12/31/2010       16.901599        19.189673       22,030.1889
  01/01/2011    to  12/31/2011       19.189673        19.261135       15,793.4653
  01/01/2012    to  12/31/2012       19.261135        22.011911       18,826.5153
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397        12.786410      114,502.2619
  01/01/2005    to  12/31/2005       12.786410        14.206292       88,848.7729
  01/01/2006    to  12/31/2006       14.206292        19.168944       85,305.6392
  01/01/2007    to  12/31/2007       19.168944        15.975954       62,137.9382
  01/01/2008    to  12/31/2008       15.975954         9.137520       52,954.4948
  01/01/2009    to  12/31/2009        9.137520        12.073645       70,405.0100
  01/01/2010    to  12/31/2010       12.073645        13.747804       75,081.1362
  01/01/2011    to  12/31/2011       13.747804        12.729608       73,241.4745
  01/01/2012    to  12/31/2012       12.729608        15.726790       68,000.1568
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397        11.927714      142,065.1794
  01/01/2005    to  12/31/2005       11.927714        13.164574      122,093.5893
  01/01/2006    to  12/31/2006       13.164574        14.937015      134,081.5147
  01/01/2007    to  12/31/2007       14.937015        15.100556      129,774.7861
  01/01/2008    to  12/31/2008       15.100556         9.465811      101,137.0765
  01/01/2009    to  12/31/2009        9.465811        12.281690       86,412.0900
  01/01/2010    to  12/31/2010       12.281690        14.963407       77,478.7793
  01/01/2011    to  12/31/2011       14.963407        13.751431       71,067.2109
  01/01/2012    to  12/31/2012       13.751431        15.927672       72,350.6927
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.921950           10.0000
  01/01/2002    to  12/31/2002       10.921950         8.773064       16,510.0192
  01/01/2003    to  12/31/2003        8.773064        11.612325      458,863.7871
  01/01/2004    to  12/31/2004       11.612325        13.724756      550,471.8629
  01/01/2005    to  12/31/2005       13.724756        15.376806      396,646.9291
  01/01/2006    to  12/31/2006       15.376806        19.431318      329,647.6518
  01/01/2007    to  12/31/2007       19.431318        18.840873      252,360.2886
  01/01/2008    to  12/31/2008       18.840873        10.921961      229,162.4980
  01/01/2009    to  12/31/2009       10.921961        16.608788      190,461.9800
  01/01/2010    to  12/31/2010       16.608788        18.962797      174,232.5487
  01/01/2011    to  12/31/2011       18.962797        15.946001      168,338.9767
  01/01/2012    to  12/31/2012       15.946001        20.210702      162,084.9629
============   ==== ==========      ==========       ==========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010622         1.044035      206,558.6070
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.837543          386.9150
  01/01/2002    to  12/31/2002       11.837543         8.415864       38,120.0873
  01/01/2003    to  12/31/2003        8.415864        11.461223      296,888.1301
  01/01/2004    to  12/31/2004       11.461223        11.962265      389,543.2718
  01/01/2005    to  12/31/2005       11.962265        12.701673      244,690.7282
  01/01/2006    to  12/31/2006       12.701673        14.223758      206,722.6073
  01/01/2007    to  12/31/2007       14.223758        15.491799      155,547.7398
  01/01/2008    to  12/31/2008       15.491799         9.308000      124,361.7001
  01/01/2009    to  12/31/2009        9.308000        12.215411      116,213.6600
  01/01/2010    to  12/31/2010       12.215411        15.116340      102,856.1487
  01/01/2011    to  12/31/2011       15.116340        14.664720       89,194.1004
  01/01/2012    to  12/31/2012       14.664720        17.001734       81,457.7210
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      129.521035       132.713558            0.0000
  01/01/2011    to  12/31/2011      132.713558       120.335247           15.7544
  01/01/2012    to  12/31/2012      120.335247       144.568601           97.4233
============   ==== ==========      ==========       ==========      ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563816         9.974677        1,619.1407
  01/01/2008    to  12/31/2008        9.974677         5.692132        2,463.4583
  01/01/2009    to  12/31/2009        5.692132         6.880133        4,867.3400
  01/01/2010    to  12/31/2010        6.880133         7.785384        9,520.2956
  01/01/2011    to  12/31/2011        7.785384         7.342156       15,059.0396
  01/01/2012    to  12/31/2012        7.342156         8.112065       13,069.9040
============   ==== ==========      ==========       ==========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012676         1.046073       84,565.2305
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        8.648464         7.280760          720.4630
  01/01/2002    to  12/31/2002        7.280760         5.152539       51,296.8608
  01/01/2003    to  12/31/2003        5.152539         6.614545      659,409.3523
  01/01/2004    to  12/31/2004        6.614545         7.033972      629,095.3018
  01/01/2005    to  12/31/2005        7.033972         7.835087      338,041.3072
  01/01/2006    to  12/31/2006        7.835087         7.550591      286,797.7153
  01/01/2007    to  12/31/2007        7.550591         7.571829      237,113.8146
  01/01/2008    to  12/31/2008        7.571829         4.525416      206,204.9924
  01/01/2009    to  12/31/2009        4.525416         5.900867      174,184.9900
  01/01/2010    to  12/31/2010        5.900867         7.163541      158,050.5121
  01/01/2011    to  12/31/2011        7.163541         7.253635      161,956.9545
  01/01/2012    to  12/31/2012        7.253635         8.429276      152,984.9348
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920            0.0000
  01/01/2006    to  12/31/2006       10.615920        11.096791       59,037.7205
  01/01/2007    to  12/31/2007       11.096791        10.238575       52,383.1459
  01/01/2008    to  12/31/2008       10.238575         4.556518       42,040.1580
  01/01/2009    to  12/31/2009        4.556518         6.165216       36,463.0700
  01/01/2010    to  12/31/2010        6.165216         6.489699       27,971.9118
  01/01/2011    to  04/29/2011        6.489699         6.888201            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.301369        4,177.1932
  01/01/2007    to  12/31/2007       10.301369        12.915102       12,581.8406
  01/01/2008    to  12/31/2008       12.915102         7.692637       31,110.2550
  01/01/2009    to  12/31/2009        7.692637        10.623452       31,486.0100
  01/01/2010    to  12/31/2010       10.623452        12.711856       36,368.6850
  01/01/2011    to  12/31/2011       12.711856        12.282006       37,793.2478
  01/01/2012    to  12/31/2012       12.282006        14.082838       37,263.3349
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023        13.926270        1,310.4748
  01/01/2002    to  12/31/2002       13.926270        13.579025       69,707.2392
  01/01/2003    to  12/31/2003       13.579025        15.868232      576,631.2348
  01/01/2004    to  12/31/2004       15.868232        16.831840      507,597.9918
  01/01/2005    to  12/31/2005       16.831840        16.754206      320,167.1522
  01/01/2006    to  12/31/2006       16.754206        17.934664      283,524.5148
  01/01/2007    to  12/31/2007       17.934664        18.738425      236,021.3704
  01/01/2008    to  12/31/2008       18.738425        14.957050      184,746.6375
  01/01/2009    to  12/31/2009       14.957050        20.062309      166,245.5700
  01/01/2010    to  12/31/2010       20.062309        22.226037      154,309.3238
  01/01/2011    to  12/31/2011       22.226037        22.769795      125,692.7997
  01/01/2012    to  12/31/2012       22.769795        25.218708      116,723.6564
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.746226        15.587128          712.8621
  01/01/2009    to  12/31/2009       15.587128        19.342182        1,453.3300
  01/01/2010    to  12/31/2010       19.342182        23.811291        1,111.6743
  01/01/2011    to  12/31/2011       23.811291        22.488737        1,178.7869
  01/01/2012    to  12/31/2012       22.488737        25.293348        1,012.1481
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744        1,992.9144
  01/01/2011    to  12/31/2011       10.184744        10.189062        9,061.3927
  01/01/2012    to  12/31/2012       10.189062        10.723728       17,976.6121
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987330         9.730713            0.0000
  01/01/2012    to  12/31/2012        9.730713         9.961476        6,632.3875
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         6.575143       15,357.3792
  01/01/2009    to  12/31/2009        6.575143         8.052755       25,239.8900
  01/01/2010    to  12/31/2010        8.052755         8.767870       40,146.9217
  01/01/2011    to  12/31/2011        8.767870         8.551865       30,803.8214
  01/01/2012    to  12/31/2012        8.551865         9.552891       39,125.1008
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         7.007020      115,128.7654
  01/01/2009    to  12/31/2009        7.007020         8.833697      132,292.4200
  01/01/2010    to  12/31/2010        8.833697         9.533474      129,220.0462
  01/01/2011    to  12/31/2011        9.533474         9.185137      127,195.0984
  01/01/2012    to  12/31/2012        9.185137        10.459139      120,555.8015
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551         8.035812       10,046.0296
  01/01/2002    to  12/31/2002        8.035812         6.240417       45,245.3318
  01/01/2003    to  12/31/2003        6.240417         7.609468      141,144.6679
  01/01/2004    to  11/19/2004        7.609468         7.779203      199,335.3635
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997863        10.857030            0.0000
  01/01/2010    to  12/31/2010       10.857030        12.089395            0.0000
  01/01/2011    to  12/31/2011       12.089395        11.817213            0.0000
  01/01/2012    to  12/31/2012       11.817213        13.243492            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.945874        10.368971       40,425.6478
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.439878        3,565.7911
  01/01/2007    to  12/31/2007       10.439878        13.986146       14,212.1079
  01/01/2008    to  12/31/2008       13.986146         6.098843       31,768.9897
  01/01/2009    to  12/31/2009        6.098843        10.104896       41,673.8900
  01/01/2010    to  12/31/2010       10.104896        12.254278       62,091.7280
  01/01/2011    to  12/31/2011       12.254278         9.770137       60,354.5036
  01/01/2012    to  12/31/2012        9.770137        11.390879       54,478.1015
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967         8.349848        4,085.6806
  01/01/2002    to  12/31/2002        8.349848         7.222181       55,448.5615
  01/01/2003    to  12/31/2003        7.222181         9.352342      196,957.6079
  01/01/2004    to  12/31/2004        9.352342        10.965198      398,085.6997
  01/01/2005    to  12/31/2005       10.965198        12.520131      273,659.5838
  01/01/2006    to  12/31/2006       12.520131        15.540801      223,874.8190
  01/01/2007    to  12/31/2007       15.540801        17.264543      189,253.7645
  01/01/2008    to  12/31/2008       17.264543         9.757497      151,119.3154
  01/01/2009    to  12/31/2009        9.757497        12.589633      140,063.1600
  01/01/2010    to  12/31/2010       12.589633        13.754786      128,536.8291
  01/01/2011    to  12/31/2011       13.754786        12.044296      120,940.6774
  01/01/2012    to  12/31/2012       12.044296        13.783845      114,381.3693
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.977513           10.0000
  01/01/2002    to  12/31/2002       10.977513         9.600911       17,584.5056
  01/01/2003    to  12/31/2003        9.600911        11.880101      236,782.5026
  01/01/2004    to  12/31/2004       11.880101        13.327972      181,957.0913
  01/01/2005    to  12/31/2005       13.327972        14.124717      143,287.1714
  01/01/2006    to  12/31/2006       14.124717        15.885596      124,762.9820
  01/01/2007    to  12/31/2007       15.885596        15.154954       91,522.2990
  01/01/2008    to  12/31/2008       15.154954         9.169250       81,268.0723
  01/01/2009    to  12/31/2009        9.169250        12.297858       72,179.9000
  01/01/2010    to  12/31/2010       12.297858        14.817473       66,747.8697
  01/01/2011    to  12/31/2011       14.817473        13.765157       61,224.9184
  01/01/2012    to  12/31/2012       13.765157        14.211408       58,423.5467
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.397609      539,508.6193
  01/01/2004    to  12/31/2004       10.397609        11.115098      681,673.5676
  01/01/2005    to  12/31/2005       11.115098        11.052243      474,048.0283
  01/01/2006    to  12/31/2006       11.052243        10.881314      457,046.4540
  01/01/2007    to  12/31/2007       10.881314        11.822245      321,537.7538
  01/01/2008    to  12/31/2008       11.822245        10.794618      270,041.0819
  01/01/2009    to  12/31/2009       10.794618        12.496906      265,415.7500
  01/01/2010    to  12/31/2010       12.496906        13.206793      290,028.0168
  01/01/2011    to  12/31/2011       13.206793        14.395490      249,325.1142
  01/01/2012    to  12/31/2012       14.395490        15.405124      229,392.2275
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193        10.496941       13,201.0558
  01/01/2002    to  12/31/2002       10.496941        11.250979      160,289.2926
  01/01/2003    to  12/31/2003       11.250979        11.508812      668,488.1415
  01/01/2004    to  12/31/2004       11.508812        11.848106      601,369.3975
  01/01/2005    to  12/31/2005       11.848106        11.881093      473,717.8830
  01/01/2006    to  12/31/2006       11.881093        12.178696      471,678.8699
  01/01/2007    to  12/31/2007       12.178696        12.845665      385,393.4232
  01/01/2008    to  12/31/2008       12.845665        12.648587      302,282.6793
  01/01/2009    to  12/31/2009       12.648587        14.640758      298,345.6900
  01/01/2010    to  12/31/2010       14.640758        15.531222      297,009.9795
  01/01/2011    to  12/31/2011       15.531222        15.714895      262,311.0609
  01/01/2012    to  12/31/2012       15.714895        16.838529      260,252.9565
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.319591        15.048694            0.0000
  01/01/2010    to  12/31/2010       15.048694        17.109420        2,080.2954
  01/01/2011    to  12/31/2011       17.109420        15.962150        2,281.1137
  01/01/2012    to  12/31/2012       15.962150        17.276625          678.7053
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.702120        12.246981       10,841.4375
  01/01/2011    to  12/31/2011       12.246981        12.426349       13,927.8737
  01/01/2012    to  12/31/2012       12.426349        13.580985       13,230.3912
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.713021        10.838586            0.0000
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        7.816198         6.070623        3,931.1453
  01/01/2002    to  12/31/2002        6.070623         2.933046       11,910.2285
  01/01/2003    to  12/31/2003        2.933046         4.532449      130,319.9198
  01/01/2004    to  12/31/2004        4.532449         4.253011      254,330.4214
  01/01/2005    to  12/31/2005        4.253011         4.630596      169,396.8606
  01/01/2006    to  12/31/2006        4.630596         4.784208      156,555.0341
  01/01/2007    to  12/31/2007        4.784208         6.170276      104,826.6730
  01/01/2008    to  12/31/2008        6.170276         3.361013      115,851.3457
  01/01/2009    to  12/31/2009        3.361013         5.240020      114,924.1000
  01/01/2010    to  12/31/2010        5.240020         6.561892      100,288.6103
  01/01/2011    to  12/31/2011        6.561892         5.798617       90,938.9506
  01/01/2012    to  12/31/2012        5.798617         6.375121       89,564.3301
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010654         1.064118      144,406.2734
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.262436         8.419070            0.0000
  01/01/2009    to  12/31/2009        8.419070        10.311303       49,410.8100
  01/01/2010    to  12/31/2010       10.311303        11.349916      176,264.1408
  01/01/2011    to  12/31/2011       11.349916        11.249304      170,937.6771
  01/01/2012    to  12/31/2012       11.249304        12.447953      161,459.6898
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.650252         7.718586            0.0000
  01/01/2009    to  12/31/2009        7.718586         9.772201       74,779.6700
  01/01/2010    to  12/31/2010        9.772201        10.940057       75,235.6342
  01/01/2011    to  12/31/2011       10.940057        10.500781       50,745.5398
  01/01/2012    to  12/31/2012       10.500781        11.844879       65,549.8613
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885        41.237641        3,601.6347
  01/01/2002    to  12/31/2002       41.237641        33.112927       35,456.7258
  01/01/2003    to  12/31/2003       33.112927        42.453930      291,365.1814
  01/01/2004    to  12/31/2004       42.453930        46.897242      274,129.0778
  01/01/2005    to  12/31/2005       46.897242        47.554144      197,837.6370
  01/01/2006    to  12/31/2006       47.554144        54.932958      162,621.3318
  01/01/2007    to  12/31/2007       54.932958        55.871106      131,605.0359
  01/01/2008    to  12/31/2008       55.871106        34.883018      113,425.9250
  01/01/2009    to  12/31/2009       34.883018        40.501421       98,579.8300
  01/01/2010    to  12/31/2010       40.501421        46.479634       91,240.5657
  01/01/2011    to  12/31/2011       46.479634        43.755758       83,155.2969
  01/01/2012    to  12/31/2012       43.755758        50.620493       81,000.1763
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900         8.205862        9,209.5225
  01/01/2002    to  12/31/2002        8.205862         4.503363       92,774.9752
  01/01/2003    to  12/31/2003        4.503363         6.034637      642,188.4717
  01/01/2004    to  12/31/2004        6.034637         6.972583      502,913.3232
  01/01/2005    to  12/31/2005        6.972583         7.838563      437,854.0038
  01/01/2006    to  12/31/2006        7.838563         8.161451      392,154.8810
  01/01/2007    to  12/31/2007        8.161451         9.414586      290,700.1249
  01/01/2008    to  12/31/2008        9.414586         5.562399      269,233.9306
  01/01/2009    to  12/31/2009        5.562399         7.935494      230,398.1300
  01/01/2010    to  12/31/2010        7.935494         9.936782      213,748.4078
  01/01/2011    to  12/31/2011        9.936782         9.584698      186,238.2713
  01/01/2012    to  12/31/2012        9.584698        10.684677      186,593.6013
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.202238       22,404.2448
  01/01/2003    to  12/31/2003        8.202238        11.375998      439,795.7450
  01/01/2004    to  12/31/2004       11.375998        14.112717      495,535.8478
  01/01/2005    to  12/31/2005       14.112717        15.983358      360,659.7052
  01/01/2006    to  12/31/2006       15.983358        17.733811      309,021.3235
  01/01/2007    to  12/31/2007       17.733811        16.864090      246,718.3199
  01/01/2008    to  12/31/2008       16.864090        11.605429      209,387.3045
  01/01/2009    to  12/31/2009       11.605429        14.391738      192,639.2200
  01/01/2010    to  12/31/2010       14.391738        16.922341      180,541.9664
  01/01/2011    to  12/31/2011       16.922341        15.105017      159,773.2024
  01/01/2012    to  12/31/2012       15.105017        17.476104      146,138.4718
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397        11.074086        118,629.4368
  01/01/2005    to  12/31/2005       11.074086        12.094369         66,687.1437
  01/01/2006    to  12/31/2006       12.094369        12.581631         58,131.3721
  01/01/2007    to  12/31/2007       12.581631        15.316742         48,922.0146
  01/01/2008    to  12/31/2008       15.316742         7.765426         45,343.6480
  01/01/2009    to  12/31/2009        7.765426        11.207329         42,080.6500
  01/01/2010    to  12/31/2010       11.207329        13.976597         39,024.0268
  01/01/2011    to  12/31/2011       13.976597        12.683903         33,746.7650
  01/01/2012    to  12/31/2012       12.683903        13.186379         29,374.7580
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397        10.437309         22,937.3191
  01/01/2006    to  12/31/2006       10.437309        11.879528         26,217.2389
  01/01/2007    to  12/31/2007       11.879528        11.358566         37,571.1133
  01/01/2008    to  12/31/2008       11.358566         7.138352         24,956.2525
  01/01/2009    to  12/31/2009        7.138352         8.860663         21,589.4200
  01/01/2010    to  12/31/2010        8.860663         9.980379         10,846.1914
  01/01/2011    to  12/31/2011        9.980379         9.642864          7,986.0999
  01/01/2012    to  12/31/2012        9.642864        11.198746         10,731.8045
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.608838        14.035364         16,144.6100
  01/01/2010    to  12/31/2010       14.035364        14.542133         26,759.3109
  01/01/2011    to  12/31/2011       14.542133        15.281843         25,068.2301
  01/01/2012    to  12/31/2012       15.281843        15.522125         24,765.6197
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.744446         9.811288        241,354.8437
  01/01/2006    to  12/31/2006        9.811288        10.060259        322,787.7269
  01/01/2007    to  12/31/2007       10.060259        10.339891        319,708.0392
  01/01/2008    to  12/31/2008       10.339891        10.403231        934,354.7917
  01/01/2009    to  12/31/2009       10.403231        10.228161        715,036.1700
  01/01/2010    to  12/31/2010       10.228161        10.030636        544,397.2926
  01/01/2011    to  12/31/2011       10.030636         9.837451        574,314.8964
  01/01/2012    to  12/31/2012        9.837451         9.646441        694,345.4688
============   ==== ==========       =========        =========        ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001       10.064193        10.116375             261.9423
  01/01/2002    to  12/31/2002       10.116375        10.029770          15,457.1474
  01/01/2003    to  12/31/2003       10.029770         9.878798         163,130.1689
  01/01/2004    to  12/31/2004        9.878798         9.749636         109,338.1582
  01/01/2005    to  04/30/2005        9.749636         9.744900               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312        10.118686          11,989.7427
  01/01/2002    to  12/31/2002       10.118686         8.280794         118,526.9141
  01/01/2003    to  12/31/2003        8.280794        10.617019         716,842.8785
  01/01/2004    to  12/31/2004       10.617019        11.675597       1,053,601.8886
  01/01/2005    to  12/31/2005       11.675597        12.611440         802,856.7278
  01/01/2006    to  12/31/2006       12.611440        14.150347         732,582.4672
  01/01/2007    to  12/31/2007       14.150347        14.490582         629,818.0045
  01/01/2008    to  12/31/2008       14.490582         8.602823         555,745.0783
  01/01/2009    to  12/31/2009        8.602823        11.121899         516,469.9700
  01/01/2010    to  12/31/2010       11.121899        12.196133         454,879.5240
  01/01/2011    to  12/31/2011       12.196133        11.461201         404,214.7372
  01/01/2012    to  12/31/2012       11.461201        12.666252         385,526.4756
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.600018          37,874.1916
  01/01/2003    to  12/31/2003        7.600018         9.666362         454,042.0306
  01/01/2004    to  12/31/2004        9.666362        10.326422         507,473.3565
  01/01/2005    to  12/31/2005       10.326422        11.498576         346,313.9722
  01/01/2006    to  12/31/2006       11.498576        11.561718         319,208.0828
  01/01/2007    to  12/31/2007       11.561718        12.628450         239,909.6417
  01/01/2008    to  12/31/2008       12.628450         7.857833         211,494.9256
  01/01/2009    to  12/31/2009        7.857833        10.754899         194,142.7200
  01/01/2010    to  12/31/2010       10.754899        11.740621         177,866.5480
  01/01/2011    to  12/31/2011       11.740621        11.539887         149,669.4746
  01/01/2012    to  12/31/2012       11.539887        13.076365         287,911.8317
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551         8.435299          13,256.7617
  01/01/2002    to  12/31/2002        8.435299         6.225984         111,755.9801
  01/01/2003    to  12/31/2003        6.225984         7.847734       1,081,173.7210
  01/01/2004    to  12/31/2004        7.847734         8.188620       1,044,422.4200
  01/01/2005    to  12/31/2005        8.188620         8.409532         701,660.1404
  01/01/2006    to  12/31/2006        8.409532         8.875691         591,961.3704
  01/01/2007    to  12/31/2007        8.875691         9.947020         420,173.0208
  01/01/2008    to  12/31/2008        9.947020         5.273087         348,504.1932
  01/01/2009    to  12/31/2009        5.273087         7.431246         298,470.6700
  01/01/2010    to  12/31/2010        7.431246         7.972627         269,299.4842
  01/01/2011    to  12/31/2011        7.972627         7.711030         243,182.5474
  01/01/2012    to  04/27/2012        7.711030         8.659366               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457        11.903225           4,541.8188
  01/01/2002    to  12/31/2002       11.903225        10.614947          62,635.2993
  01/01/2003    to  12/31/2003       10.614947        13.775530         517,942.4855
  01/01/2004    to  12/31/2004       13.775530        14.812774         500,096.7418
  01/01/2005    to  12/31/2005       14.812774        15.937823         389,606.5195
  01/01/2006    to  12/31/2006       15.937823        17.533687         337,766.4585
  01/01/2007    to  12/31/2007       17.533687        15.976777         276,169.6016
  01/01/2008    to  12/31/2008       15.976777         8.439282         260,352.7391
  01/01/2009    to  12/31/2009        8.439282        11.685978         234,112.4600
  01/01/2010    to  12/31/2010       11.685978        13.152006         219,612.3405
  01/01/2011    to  12/31/2011       13.152006        13.735717         187,896.4023
  01/01/2012    to  12/31/2012       13.735717        15.029032         182,107.9163
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064089        10.126445               0.0000
  01/01/2009    to  12/31/2009       10.126445        14.173037           1,184.7800
  01/01/2010    to  12/31/2010       14.173037        17.039399           3,750.9071
  01/01/2011    to  12/31/2011       17.039399        13.994917           1,579.5925
  01/01/2012    to  12/31/2012       13.994917        16.180386           1,599.8297
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.554900        13.108887              84.0000
  01/01/2010    to  12/31/2010       13.108887        16.187965           1,424.5331
  01/01/2011    to  12/31/2011       16.187965        15.520424           1,289.0863
  01/01/2012    to  12/31/2012       15.520424        17.847034             492.6621
============   ==== ==========       =========        =========       ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.836267           10.0000
  01/01/2002    to  12/31/2002       10.836267         8.233967        7,723.2810
  01/01/2003    to  12/31/2003        8.233967        10.325768       51,831.4584
  01/01/2004    to  12/31/2004       10.325768        11.166699       90,897.0379
  01/01/2005    to  12/31/2005       11.166699        11.430888       81,239.2777
  01/01/2006    to  12/31/2006       11.430888        12.913228       80,451.7821
  01/01/2007    to  12/31/2007       12.913228        13.292451       60,675.2015
  01/01/2008    to  12/31/2008       13.292451         8.178048       52,142.2977
  01/01/2009    to  12/31/2009        8.178048        10.098983       43,307.1500
  01/01/2010    to  12/31/2010       10.098983        11.339221       37,116.4129
  01/01/2011    to  12/31/2011       11.339221        11.302549       24,080.7328
  01/01/2012    to  12/31/2012       11.302549        12.793188       29,524.8287
============   ==== ==========       =========        =========       ===========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.710683        11.184363            0.0000
  01/01/2010    to  12/31/2010       11.184363        11.820151          794.7688
  01/01/2011    to  12/31/2011       11.820151        10.125498            0.0000
  01/01/2012    to  12/31/2012       10.125498        11.710239          389.3101
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.797769        13.242265            0.0000
  01/01/2010    to  12/31/2010       13.242265        16.434193        3,486.7388
  01/01/2011    to  12/31/2011       16.434193        15.419887        6,940.7103
  01/01/2012    to  12/31/2012       15.419887        17.531671        8,277.9722
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.594916        14.692216            0.0000
  01/01/2010    to  12/31/2010       14.692216        18.590756            0.0000
  01/01/2011    to  12/31/2011       18.590756        15.192146          154.2302
  01/01/2012    to  12/31/2012       15.192146        15.281305          152.5420
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392        14.845874            0.0000
  01/01/2006    to  12/31/2006       14.845874        15.129948          826.1882
  01/01/2007    to  12/31/2007       15.129948        15.434629        4,544.4055
  01/01/2008    to  12/31/2008       15.434629        15.055223        5,437.8876
  01/01/2009    to  12/31/2009       15.055223        15.366947       15,180.6900
  01/01/2010    to  12/31/2010       15.366947        15.897958       12,621.4138
  01/01/2011    to  12/31/2011       15.897958        16.412787       18,237.3934
  01/01/2012    to  12/31/2012       16.412787        16.584684       20,180.6339
============   ==== ==========       =========        =========       ===========

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299558        10.682226        720,542.9887
  01/01/2005    to  12/31/2005       10.682226        11.564000      1,422,692.4881
  01/01/2006    to  12/31/2006       11.564000        12.889121      1,366,621.9717
  01/01/2007    to  12/31/2007       12.889121        13.003740        739,099.8134
  01/01/2008    to  12/31/2008       13.003740         7.547252        567,489.0033
  01/01/2009    to  12/31/2009        7.547252         9.817814        574,465.0300
  01/01/2010    to  12/31/2010        9.817814        11.217138        508,041.7491
  01/01/2011    to  12/31/2011       11.217138        10.365536        484,120.7964
  01/01/2012    to  12/31/2012       10.365536        11.866095        459,226.1773
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099753        10.386382      3,243,153.4270
  01/01/2005    to  12/31/2005       10.386382        10.911828      5,730,298.7006
  01/01/2006    to  12/31/2006       10.911828        11.983511      6,332,633.9474
  01/01/2007    to  12/31/2007       11.983511        12.324609      7,367,553.0499
  01/01/2008    to  12/31/2008       12.324609         8.226006      7,414,553.6920
  01/01/2009    to  12/31/2009        8.226006        10.353072      7,198,030.3400
  01/01/2010    to  12/31/2010       10.353072        11.532610      6,555,488.6876
  01/01/2011    to  12/31/2011       11.532610        11.117766      5,883,797.7634
  01/01/2012    to  12/31/2012       11.117766        12.420769      5,365,705.5944
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939907        10.102671        234,166.1241
  01/01/2005    to  12/31/2005       10.102671        10.351978        756,252.6071
  01/01/2006    to  12/31/2006       10.351978        11.028330      1,098,774.8711
  01/01/2007    to  12/31/2007       11.028330        11.454372      1,061,716.3459
  01/01/2008    to  12/31/2008       11.454372         8.912878      1,513,159.0459
  01/01/2009    to  12/31/2009        8.912878        10.743120      1,483,183.7900
  01/01/2010    to  12/31/2010       10.743120        11.684387      1,645,167.4208
  01/01/2011    to  12/31/2011       11.684387        11.662678      1,661,011.0862
  01/01/2012    to  12/31/2012       11.662678        12.684198      1,459,959.1909
============   ==== ==========       =========        =========      ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239617        10.597177        2,940,895.9305
  01/01/2005    to  12/31/2005       10.597177        11.341452        5,946,430.6290
  01/01/2006    to  12/31/2006       11.341452        12.635176        6,787,420.1380
  01/01/2007    to  12/31/2007       12.635176        12.972506        7,732,298.4253
  01/01/2008    to  12/31/2008       12.972506         7.903906        6,983,613.4484
  01/01/2009    to  12/31/2009        7.903906        10.084271        6,564,683.1200
  01/01/2010    to  12/31/2010       10.084271        11.421522        6,017,722.2026
  01/01/2011    to  12/31/2011       11.421522        10.767511        5,712,455.0485
  01/01/2012    to  12/31/2012       10.767511        12.218361        5,283,380.3406
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009839        10.222816          890,632.4624
  01/01/2005    to  12/31/2005       10.222816        10.608723        2,313,944.8267
  01/01/2006    to  12/31/2006       10.608723        11.469001        2,762,263.2341
  01/01/2007    to  12/31/2007       11.469001        11.944416        3,518,448.6251
  01/01/2008    to  12/31/2008       11.944416         8.618348        3,538,670.1699
  01/01/2009    to  12/31/2009        8.618348        10.656747        3,304,503.3000
  01/01/2010    to  12/31/2010       10.656747        11.746928        3,222,350.0586
  01/01/2011    to  12/31/2011       11.746928        11.507100        2,893,133.7411
  01/01/2012    to  12/31/2012       11.507100        12.682311        2,791,563.0786
============   ==== ==========       =========        =========        ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314       57,659.3204
  01/01/2009    to  12/31/2009        6.980314         8.844211       89,315.9800
  01/01/2010    to  12/31/2010        8.844211         9.718562      101,420.2633
  01/01/2011    to  12/31/2011        9.718562         9.319201       76,297.0283
  01/01/2012    to  12/31/2012        9.319201        10.364233       74,867.5930
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751         8.912431        1,657.4399
  01/01/2009    to  12/31/2009        8.912431         9.790053        6,156.6100
  01/01/2010    to  12/31/2010        9.790053        10.176582        6,935.9090
  01/01/2011    to  12/31/2011       10.176582        10.547825        4,051.8321
  01/01/2012    to  12/31/2012       10.547825        10.840645        3,842.4804
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349       13,510.8094
  01/01/2009    to  12/31/2009        6.331349         8.314334       30,712.6600
  01/01/2010    to  12/31/2010        8.314334         9.244030       19,680.8933
  01/01/2011    to  12/31/2011        9.244030         8.628175       18,371.0582
  01/01/2012    to  12/31/2012        8.628175         9.817988       18,138.8479
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       14,187.7832
  01/01/2009    to  12/31/2009        5.733881         7.802145       34,246.9800
  01/01/2010    to  12/31/2010        7.802145         9.044777       36,626.9445
  01/01/2011    to  12/31/2011        9.044777         8.453840       15,794.3778
  01/01/2012    to  12/31/2012        8.453840         9.723437       15,506.9204
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748         6.027848            0.0000
  01/01/2009    to  12/31/2009        6.027848         8.418799       30,291.0400
  01/01/2010    to  12/31/2010        8.418799         8.816613       31,556.8252
  01/01/2011    to  12/31/2011        8.816613         7.404028       21,489.9626
  01/01/2012    to  12/31/2012        7.404028         8.518139       20,828.9914
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043       19,683.2899
  01/01/2009    to  12/31/2009        7.651043         9.249565       40,936.5300
  01/01/2010    to  12/31/2010        9.249565         9.959711       34,353.3452
  01/01/2011    to  12/31/2011        9.959711         9.776712       33,765.3108
  01/01/2012    to  12/31/2012        9.776712        10.615421       86,747.2136
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469        4,372.4623
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        4,774.4628
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            0.0000
  01/01/2009    to  12/31/2009       11.607839        16.677546        6,698.0000
  01/01/2010    to  12/31/2010       16.677546        18.916374       11,890.4363
  01/01/2011    to  12/31/2011       18.916374        18.967888        4,097.8195
  01/01/2012    to  12/31/2012       18.967888        21.655009        8,716.2814
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        12.777839       29,159.8348
  01/01/2005    to  12/31/2005       12.777839        14.182623       30,872.6490
  01/01/2006    to  12/31/2006       14.182623        19.117954       27,608.8524
  01/01/2007    to  12/31/2007       19.117954        15.917430       17,656.9405
  01/01/2008    to  12/31/2008       15.917430         9.094890       12,744.1460
  01/01/2009    to  12/31/2009        9.094890        12.005300       14,619.5000
  01/01/2010    to  12/31/2010       12.005300        13.656337       12,853.6570
  01/01/2011    to  12/31/2011       13.656337        12.632295       30,465.1240
  01/01/2012    to  12/31/2012       12.632295        15.590890       30,480.4904
============   ==== ==========       =========        =========       ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.919714       29,794.7616
  01/01/2005    to  12/31/2005       11.919714        13.142639       37,366.2615
  01/01/2006    to  12/31/2006       13.142639        14.897265       56,504.7705
  01/01/2007    to  12/31/2007       14.897265        15.045233       50,734.2491
  01/01/2008    to  12/31/2008       15.045233         9.421654       45,271.9452
  01/01/2009    to  12/31/2009        9.421654        12.212179       40,584.5200
  01/01/2010    to  12/31/2010       12.212179        14.863866       41,112.5701
  01/01/2011    to  12/31/2011       14.863866        13.646317       36,358.8634
  01/01/2012    to  12/31/2012       13.646317        15.790043       29,352.9525
============   ==== ==========       =========        =========       ===========

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.663648        11.586477        182,582.6893
  01/01/2004    to  12/31/2004       11.586477        13.680486        168,476.9573
  01/01/2005    to  12/31/2005       13.680486        15.311936        154,556.2620
  01/01/2006    to  12/31/2006       15.311936        19.330066        146,514.7975
  01/01/2007    to  12/31/2007       19.330066        18.723852        126,635.3246
  01/01/2008    to  12/31/2008       18.723852        10.843216         83,339.9282
  01/01/2009    to  12/31/2009       10.843216        16.472555         79,704.6700
  01/01/2010    to  12/31/2010       16.472555        18.788477         74,512.6114
  01/01/2011    to  12/31/2011       18.788477        15.783629         78,145.3867
  01/01/2012    to  12/31/2012       15.783629        19.984811         74,628.0154
============   ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010605         1.043317         46,263.5041
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.619794        11.435723        146,506.8029
  01/01/2004    to  12/31/2004       11.435723        11.923685        124,361.7777
  01/01/2005    to  12/31/2005       11.923685        12.648094        117,834.8457
  01/01/2006    to  12/31/2006       12.648094        14.149636         98,558.1937
  01/01/2007    to  12/31/2007       14.149636        15.395578         78,475.8430
  01/01/2008    to  12/31/2008       15.395578         9.240888         54,806.5491
  01/01/2009    to  12/31/2009        9.240888        12.115212         50,197.0200
  01/01/2010    to  12/31/2010       12.115212        14.977377         49,621.3780
  01/01/2011    to  12/31/2011       14.977377        14.515408         40,492.5668
  01/01/2012    to  12/31/2012       14.515408        16.811721         39,446.4404
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      125.926993       128.945415              0.0000
  01/01/2011    to  12/31/2011      128.945415       116.801881              0.0000
  01/01/2012    to  12/31/2012      116.801881       140.182768              0.0000
============   ==== ==========      ==========       ==========        ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006             89.2228
  01/01/2008    to  12/31/2008        9.973006         5.685456          1,543.8556
  01/01/2009    to  12/31/2009        5.685456         6.865193          1,491.5300
  01/01/2010    to  12/31/2010        6.865193         7.760721          1,409.4862
  01/01/2011    to  12/31/2011        7.760721         7.311594          2,012.2830
  01/01/2012    to  12/31/2012        7.311594         8.070182          1,877.7076
============   ==== ==========      ==========       ==========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354              0.0000
============   ==== ==========      ==========       ==========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.430761         6.592476        297,313.6151
  01/01/2004    to  12/31/2004        6.592476         7.003478        283,004.8534
  01/01/2005    to  12/31/2005        7.003478         7.793346        253,898.2606
  01/01/2006    to  12/31/2006        7.793346         7.502875        226,031.8420
  01/01/2007    to  12/31/2007        7.502875         7.516415        196,045.5408
  01/01/2008    to  12/31/2008        7.516415         4.487781        127,644.5236
  01/01/2009    to  12/31/2009        4.487781         5.845942        120,917.2300
  01/01/2010    to  12/31/2010        5.845942         7.089778        112,486.3703
  01/01/2011    to  12/31/2011        7.089778         7.171781        103,393.0913
  01/01/2012    to  12/31/2012        7.171781         8.325782         98,195.4988
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176              0.0000
  01/01/2006    to  12/31/2006       10.614176        11.083909          1,743.8763
  01/01/2007    to  12/31/2007       11.083909        10.216408          3,288.4347
  01/01/2008    to  12/31/2008       10.216408         4.542073          3,449.1876
  01/01/2009    to  12/31/2009        4.542073         6.139525         12,896.0100
  01/01/2010    to  12/31/2010        6.139525         6.456202         12,964.3517
  01/01/2011    to  04/29/2011        6.456202         6.850412              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456          1,393.9570
  01/01/2007    to  12/31/2007       10.294456        12.893478          1,880.2115
  01/01/2008    to  12/31/2008       12.893478         7.672041         13,436.9718
  01/01/2009    to  12/31/2009        7.672041        10.584426          1,791.4700
  01/01/2010    to  12/31/2010       10.584426        12.652514          2,200.9857
  01/01/2011    to  12/31/2011       12.652514        12.212475          3,838.2788
  01/01/2012    to  12/31/2012       12.212475        13.989045         32,495.4844
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.496862        15.815460        229,157.2426
  01/01/2004    to  12/31/2004       15.815460        16.759052        179,476.4777
  01/01/2005    to  12/31/2005       16.759052        16.665125        178,125.3743
  01/01/2006    to  12/31/2006       16.665125        17.821527        148,889.0881
  01/01/2007    to  12/31/2007       17.821527        18.601507         97,987.5195
  01/01/2008    to  12/31/2008       18.601507        14.832868         85,617.5274
  01/01/2009    to  12/31/2009       14.832868        19.875873         65,864.6100
  01/01/2010    to  12/31/2010       19.875873        21.997497         60,180.4709
  01/01/2011    to  12/31/2011       21.997497        22.513197         52,811.8570
  01/01/2012    to  12/31/2012       22.513197        24.909463         47,982.7627
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.493600        15.410831            0.0000
  01/01/2009    to  12/31/2009       15.410831        19.104291        3,791.0900
  01/01/2010    to  12/31/2010       19.104291        23.494954        3,765.7542
  01/01/2011    to  12/31/2011       23.494954        22.167824          721.4174
  01/01/2012    to  12/31/2012       22.167824        24.907361          473.4893
============   ==== ==========       =========        =========       ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855            0.0000
  01/01/2011    to  12/31/2011       10.177855        10.172019        2,130.8445
  01/01/2012    to  12/31/2012       10.172019        10.695033        4,061.2704
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128        3,696.9764
  01/01/2012    to  12/31/2012        9.724128         9.944730        3,600.0170
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607            0.0000
  01/01/2009    to  12/31/2009        6.570607         8.039157            0.0000
  01/01/2010    to  12/31/2010        8.039157         8.744321        3,470.1122
  01/01/2011    to  12/31/2011        8.744321         8.520387        5,412.5983
  01/01/2012    to  12/31/2012        8.520387         9.508166        5,178.5875
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         7.002190        9,627.6536
  01/01/2009    to  12/31/2009        7.002190         8.818786       22,022.9000
  01/01/2010    to  12/31/2010        8.818786         9.507876        8,332.9815
  01/01/2011    to  12/31/2011        9.507876         9.151333        8,249.5330
  01/01/2012    to  12/31/2012        9.151333        10.410179        8,025.6572
============   ==== ==========       =========        =========       ===========
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.338018         7.584109       61,311.8186
  01/01/2004    to  11/19/2004        7.584109         7.746419       53,311.1923
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747            0.0000
  01/01/2010    to  12/31/2010       10.849747        12.069219            0.0000
  01/01/2011    to  12/31/2011       12.069219        11.785726            0.0000
  01/01/2012    to  12/31/2012       11.785726        13.194934            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571       21,773.8357
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867          889.1976
  01/01/2007    to  12/31/2007       10.432867        13.962722       10,568.8972
  01/01/2008    to  12/31/2008       13.962722         6.082499        9,477.6283
  01/01/2009    to  12/31/2009        6.082499        10.067748       13,738.5200
  01/01/2010    to  12/31/2010       10.067748        12.197046        7,648.0808
  01/01/2011    to  12/31/2011       12.197046         9.714793        8,582.3435
  01/01/2012    to  12/31/2012        9.714793        11.314976        7,190.0374
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.234293         9.321176      100,770.3415
  01/01/2004    to  12/31/2004        9.321176        10.917708      129,381.3181
  01/01/2005    to  12/31/2005       10.917708        12.453487      119,588.1671
  01/01/2006    to  12/31/2006       12.453487        15.442674      109,058.1471
  01/01/2007    to  12/31/2007       15.442674        17.138290       79,073.2851
  01/01/2008    to  12/31/2008       17.138290         9.676406       63,043.8275
  01/01/2009    to  12/31/2009        9.676406        12.472521       56,989.0800
  01/01/2010    to  12/31/2010       12.472521        13.613233       53,611.1868
  01/01/2011    to  12/31/2011       13.613233        11.908439       41,719.3999
  01/01/2012    to  12/31/2012       11.908439        13.614676       39,170.8243
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.630857        11.853651      106,352.6452
  01/01/2004    to  12/31/2004       11.853651        13.284973       52,411.1468
  01/01/2005    to  12/31/2005       13.284973        14.065118       51,357.3498
  01/01/2006    to  12/31/2006       14.065118        15.802802       41,921.1770
  01/01/2007    to  12/31/2007       15.802802        15.060813       35,223.2081
  01/01/2008    to  12/31/2008       15.060813         9.103133       27,737.9218
  01/01/2009    to  12/31/2009        9.103133        12.196978       25,078.5500
  01/01/2010    to  12/31/2010       12.196978        14.681252       22,937.3621
  01/01/2011    to  12/31/2011       14.681252        13.624996       21,745.8061
  01/01/2012    to  12/31/2012       13.624996        14.052564       21,336.3432
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.390659        167,112.4699
  01/01/2004    to  12/31/2004       10.390659        11.096537        173,529.3705
  01/01/2005    to  12/31/2005       11.096537        11.022786        181,775.7139
  01/01/2006    to  12/31/2006       11.022786        10.841492        169,133.5733
  01/01/2007    to  12/31/2007       10.841492        11.767146        134,736.2843
  01/01/2008    to  12/31/2008       11.767146        10.733536        101,580.6334
  01/01/2009    to  12/31/2009       10.733536        12.413779         94,678.8100
  01/01/2010    to  12/31/2010       12.413779        13.105833         90,073.0620
  01/01/2011    to  12/31/2011       13.105833        14.271210         89,220.5871
  01/01/2012    to  12/31/2012       14.271210        15.256784         92,973.0769
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.454792        11.470430        426,520.8561
  01/01/2004    to  12/31/2004       11.470430        11.796756        321,896.6936
  01/01/2005    to  12/31/2005       11.796756        11.817806        308,656.1112
  01/01/2006    to  12/31/2006       11.817806        12.101748        255,275.3577
  01/01/2007    to  12/31/2007       12.101748        12.751678        162,330.3587
  01/01/2008    to  12/31/2008       12.751678        12.543460        124,469.9544
  01/01/2009    to  12/31/2009       12.543460        14.504569        129,723.6600
  01/01/2010    to  12/31/2010       14.504569        15.371376        134,837.2915
  01/01/2011    to  12/31/2011       15.371376        15.537655        113,620.0093
  01/01/2012    to  12/31/2012       15.537655        16.631888        127,852.4161
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077          9,355.8400
  01/01/2010    to  12/31/2010       14.811077        16.822447              0.0000
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698          4,363.6754
  01/01/2011    to  12/31/2011       12.216698        12.383266          5,161.6601
  01/01/2012    to  12/31/2012       12.383266        13.520302          8,108.1327
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402              0.0000
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.260120         4.517320       64,329.8616
  01/01/2004    to  12/31/2004        4.517320         4.234564      105,189.6061
  01/01/2005    to  12/31/2005        4.234564         4.605918       93,067.9772
  01/01/2006    to  12/31/2006        4.605918         4.753966       94,257.8113
  01/01/2007    to  12/31/2007        4.753966         6.125116       79,940.3561
  01/01/2008    to  12/31/2008        6.125116         3.333058       52,458.9343
  01/01/2009    to  12/31/2009        3.333058         5.191245       47,426.2200
  01/01/2010    to  12/31/2010        5.191245         6.494325       52,280.6177
  01/01/2011    to  12/31/2011        6.494325         5.733182       43,904.8446
  01/01/2012    to  12/31/2012        5.733182         6.296846       36,377.6302
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697            0.0000
  01/01/2009    to  12/31/2009        8.391697        10.267504            0.0000
  01/01/2010    to  12/31/2010       10.267504        11.290419        5,136.1553
  01/01/2011    to  12/31/2011       11.290419        11.179172        9,830.5946
  01/01/2012    to  12/31/2012       11.179172        12.357921       14,106.6935
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486            0.0000
  01/01/2009    to  12/31/2009        7.693486         9.730686            0.0000
  01/01/2010    to  12/31/2010        9.730686        10.882702            0.0000
  01/01/2011    to  12/31/2011       10.882702        10.435307        2,458.4835
  01/01/2012    to  12/31/2012       10.435307        11.759200        2,149.0024
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.083842        42.313390      147,144.4656
  01/01/2004    to  12/31/2004       42.313390        46.695155      115,863.7494
  01/01/2005    to  12/31/2005       46.695155        47.302031      107,960.4473
  01/01/2006    to  12/31/2006       47.302031        54.587274       93,914.5650
  01/01/2007    to  12/31/2007       54.587274        55.463710       78,671.2624
  01/01/2008    to  12/31/2008       55.463710        34.593831       58,063.9299
  01/01/2009    to  12/31/2009       34.593831        40.125478       54,488.0400
  01/01/2010    to  12/31/2010       40.125478        46.002212       49,551.4821
  01/01/2011    to  12/31/2011       46.002212        43.263096       45,636.8189
  01/01/2012    to  12/31/2012       43.263096        50.000256       41,882.8627
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.693210         6.014504        267,329.7713
  01/01/2004    to  12/31/2004        6.014504         6.942358        148,030.4815
  01/01/2005    to  12/31/2005        6.942358         7.796808        144,425.5056
  01/01/2006    to  12/31/2006        7.796808         8.109881        136,935.1169
  01/01/2007    to  12/31/2007        8.109881         9.345696        102,184.7905
  01/01/2008    to  12/31/2008        9.345696         5.516147         99,604.2254
  01/01/2009    to  12/31/2009        5.516147         7.861642         90,335.8900
  01/01/2010    to  12/31/2010        7.861642         9.834477         89,369.2072
  01/01/2011    to  12/31/2011        9.834477         9.476551         73,616.8071
  01/01/2012    to  12/31/2012        9.476551        10.553502         69,113.0790
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.416567        11.357032        193,939.0137
  01/01/2004    to  12/31/2004       11.357032        14.075075        139,302.8073
  01/01/2005    to  12/31/2005       14.075075        15.924850        120,847.2119
  01/01/2006    to  12/31/2006       15.924850        17.651281        116,698.9607
  01/01/2007    to  12/31/2007       17.651281        16.768726         96,792.9561
  01/01/2008    to  12/31/2008       16.768726        11.528208         67,680.8572
  01/01/2009    to  12/31/2009       11.528208        14.281682         68,513.4600
  01/01/2010    to  12/31/2010       14.281682        16.776165         67,818.5016
  01/01/2011    to  12/31/2011       16.776165        14.959592         59,132.6594
  01/01/2012    to  12/31/2012       14.959592        17.290465         53,303.0915
============   ==== ==========       =========        =========        ============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.066653         34,713.8777
  01/01/2005    to  12/31/2005       11.066653        12.074209         32,149.7555
  01/01/2006    to  12/31/2006       12.074209        12.548130         29,531.2781
  01/01/2007    to  12/31/2007       12.548130        15.260611         27,094.3388
  01/01/2008    to  12/31/2008       15.260611         7.729185         18,554.3713
  01/01/2009    to  12/31/2009        7.729185        11.143877         16,807.7200
  01/01/2010    to  12/31/2010       11.143877        13.883593         15,048.1438
  01/01/2011    to  12/31/2011       13.883593        12.586925         12,514.6318
  01/01/2012    to  12/31/2012       12.586925        13.072406         13,084.0768
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310        1,400.1505
  01/01/2006    to  12/31/2006       10.430310        11.859735        8,088.7758
  01/01/2007    to  12/31/2007       11.859735        11.328245       11,122.7092
  01/01/2008    to  12/31/2008       11.328245         7.112139        8,578.9244
  01/01/2009    to  12/31/2009        7.112139         8.819300        7,951.7300
  01/01/2010    to  12/31/2010        8.819300         9.923869       12,288.0352
  01/01/2011    to  12/31/2011        9.923869         9.578696       10,192.5939
  01/01/2012    to  12/31/2012        9.578696        11.113050        6,020.2183
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.466823        13.879731          361.1000
  01/01/2010    to  12/31/2010       13.879731        14.366508          358.2175
  01/01/2011    to  12/31/2011       14.366508        15.082240          355.3819
  01/01/2012    to  12/31/2012       15.082240        15.303989        2,555.1578
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.698978         9.759037      261,542.5906
  01/01/2006    to  12/31/2006        9.759037         9.996712      190,015.2652
  01/01/2007    to  12/31/2007        9.996712        10.264256      196,944.5392
  01/01/2008    to  12/31/2008       10.264256        10.316782      298,803.4459
  01/01/2009    to  12/31/2009       10.316782        10.133027      153,467.3600
  01/01/2010    to  12/31/2010       10.133027         9.927405      131,455.2273
  01/01/2011    to  12/31/2011        9.927405         9.726501      149,537.6509
  01/01/2012    to  12/31/2012        9.726501         9.528058      167,152.5694
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.958944         9.845860      302,466.9561
  01/01/2004    to  12/31/2004        9.845860         9.707388      257,879.8395
  01/01/2005    to  04/30/2005        9.707388         9.699509            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.439600        10.581621        399,222.9674
  01/01/2004    to  12/31/2004       10.581621        11.625009        364,252.9470
  01/01/2005    to  12/31/2005       11.625009        12.544286        354,730.8415
  01/01/2006    to  12/31/2006       12.544286        14.060972        329,792.9437
  01/01/2007    to  12/31/2007       14.060972        14.384584        274,592.6325
  01/01/2008    to  12/31/2008       14.384584         8.531306        203,065.3542
  01/01/2009    to  12/31/2009        8.531306        11.018414        193,040.5300
  01/01/2010    to  12/31/2010       11.018414        12.070584        180,022.2170
  01/01/2011    to  12/31/2011       12.070584        11.331899        162,869.5620
  01/01/2012    to  12/31/2012       11.331899        12.510773        149,847.2390
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.016878         9.650244        199,008.3441
  01/01/2004    to  12/31/2004        9.650244        10.298871        171,353.3633
  01/01/2005    to  12/31/2005       10.298871        11.456474        164,152.0048
  01/01/2006    to  12/31/2006       11.456474        11.507898        145,653.8203
  01/01/2007    to  12/31/2007       11.507898        12.557032        114,842.7858
  01/01/2008    to  12/31/2008       12.557032         7.805540         78,309.4398
  01/01/2009    to  12/31/2009        7.805540        10.672653         74,894.7500
  01/01/2010    to  12/31/2010       10.672653        11.639200         70,732.8889
  01/01/2011    to  12/31/2011       11.639200        11.428787         61,764.9984
  01/01/2012    to  12/31/2012       11.428787        12.937464        138,105.9396
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.456318         7.821582        509,656.2995
  01/01/2004    to  12/31/2004        7.821582         8.153153        380,063.9083
  01/01/2005    to  12/31/2005        8.153153         8.364763        365,564.9472
  01/01/2006    to  12/31/2006        8.364763         8.819638        315,721.0117
  01/01/2007    to  12/31/2007        8.819638         9.874268        247,187.3502
  01/01/2008    to  12/31/2008        9.874268         5.229254        205,793.7038
  01/01/2009    to  12/31/2009        5.229254         7.362110        173,861.3000
  01/01/2010    to  12/31/2010        7.362110         7.890564        144,029.2229
  01/01/2011    to  12/31/2011        7.890564         7.624047        132,910.6729
  01/01/2012    to  12/31/2012        7.624047         8.558898              0.0000
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.790361        13.729638        276,868.3804
  01/01/2004    to  12/31/2004       13.729638        14.748628        166,433.9639
  01/01/2005    to  12/31/2005       14.748628        15.852993        157,126.1261
  01/01/2006    to  12/31/2006       15.852993        17.422981        150,699.7968
  01/01/2007    to  12/31/2007       17.422981        15.859936        130,950.4692
  01/01/2008    to  12/31/2008       15.859936         8.369136        107,740.6165
  01/01/2009    to  12/31/2009        8.369136        11.577259         98,151.4700
  01/01/2010    to  12/31/2010       11.577259        13.016635         92,654.0972
  01/01/2011    to  12/31/2011       13.016635        13.580776         84,421.7788
  01/01/2012    to  12/31/2012       13.580776        14.844569         76,307.4571
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727              0.0000
  01/01/2009    to  12/31/2009       10.124727        14.156467          4,373.2600
  01/01/2010    to  12/31/2010       14.156467        17.002492          4,657.5689
  01/01/2011    to  12/31/2011       17.002492        13.950654            637.5415
  01/01/2012    to  12/31/2012       13.950654        16.113009            491.5705
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932              0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888          5,008.2055
  01/01/2011    to  12/31/2011       16.018888        15.342992         42,681.9727
  01/01/2012    to  12/31/2012       15.342992        17.625280         42,239.1851
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.540735        10.302806        119,737.2190
  01/01/2004    to  12/31/2004       10.302806        11.130703         54,845.2262
  01/01/2005    to  12/31/2005       11.130703        11.382685         56,658.6744
  01/01/2006    to  12/31/2006       11.382685        12.845959         53,768.9954
  01/01/2007    to  12/31/2007       12.845959        13.209916         49,255.7418
  01/01/2008    to  12/31/2008       13.209916         8.119100         46,108.2016
  01/01/2009    to  12/31/2009        8.119100        10.016166         39,668.6500
  01/01/2010    to  12/31/2010       10.016166        11.235003         26,841.0907
  01/01/2011    to  12/31/2011       11.235003        11.187497        205,602.4941
  01/01/2012    to  12/31/2012       11.187497        12.650241        201,415.8228
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.619725        11.060285              0.0000
  01/01/2010    to  12/31/2010       11.060285        11.677349              0.0000
  01/01/2011    to  12/31/2011       11.677349         9.993177              0.0000
  01/01/2012    to  12/31/2012        9.993177        11.545600              0.0000
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634        2,612.0786
  01/01/2011    to  12/31/2011       16.235634        15.218378        2,376.9875
  01/01/2012    to  12/31/2012       15.218378        17.285185        2,150.2579
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024            0.0000
  01/01/2010    to  12/31/2010       14.675024        18.550463            0.0000
  01/01/2011    to  12/31/2011       18.550463        15.144079            0.0000
  01/01/2012    to  12/31/2012       15.144079        15.217644            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991          333.7694
  01/01/2006    to  12/31/2006       14.680991        14.947001       12,729.9737
  01/01/2007    to  12/31/2007       14.947001        15.232679       19,245.2937
  01/01/2008    to  12/31/2008       15.232679        14.843345       21,831.1342
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,877.1700
  01/01/2010    to  12/31/2010       15.135540        15.642904       29,619.5781
  01/01/2011    to  12/31/2011       15.642904        16.133378       28,131.1961
  01/01/2012    to  12/31/2012       16.133378        16.285965       27,564.0001
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531       54,519.7300
  01/01/2005    to  12/31/2005       10.680531        11.550645      114,890.9979
  01/01/2006    to  12/31/2006       11.550645        12.861402      160,412.9569
  01/01/2007    to  12/31/2007       12.861402        12.962731      256,757.6564
  01/01/2008    to  12/31/2008       12.962731         7.515886      223,217.7528
  01/01/2009    to  12/31/2009        7.515886         9.767237      196,561.2400
  01/01/2010    to  12/31/2010        9.767237        11.148208      173,030.4500
  01/01/2011    to  12/31/2011       11.148208        10.291557      151,643.8023
  01/01/2012    to  12/31/2012       10.291557        11.769572      138,613.1929
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732        207,422.6878
  01/01/2005    to  12/31/2005       10.384732        10.899222        349,605.5454
  01/01/2006    to  12/31/2006       10.899222        11.957737        610,315.4482
  01/01/2007    to  12/31/2007       11.957737        12.285740        891,745.6891
  01/01/2008    to  12/31/2008       12.285740         8.191826        805,740.4162
  01/01/2009    to  12/31/2009        8.191826        10.299750        735,086.8400
  01/01/2010    to  12/31/2010       10.299750        11.461754        650,912.6262
  01/01/2011    to  12/31/2011       11.461754        11.038436        559,918.7344
  01/01/2012    to  12/31/2012       11.038436        12.319752        507,824.9307
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066         23,417.1825
  01/01/2005    to  12/31/2005       10.101066        10.340016         11,321.9424
  01/01/2006    to  12/31/2006       10.340016        11.004607         11,550.6243
  01/01/2007    to  12/31/2007       11.004607        11.418246         49,779.7517
  01/01/2008    to  12/31/2008       11.418246         8.875851        107,095.0406
  01/01/2009    to  12/31/2009        8.875851        10.687800        126,693.2100
  01/01/2010    to  12/31/2010       10.687800        11.612607        164,211.9385
  01/01/2011    to  12/31/2011       11.612607        11.579475        168,431.8044
  01/01/2012    to  12/31/2012       11.579475        12.581054        134,583.4394
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495      1,138,710.7510
  01/01/2005    to  12/31/2005       10.595495        11.328352      1,459,786.6930
  01/01/2006    to  12/31/2006       11.328352        12.608002      1,576,021.8847
  01/01/2007    to  12/31/2007       12.608002        12.931595      1,674,347.3867
  01/01/2008    to  12/31/2008       12.931595         7.871060      1,812,999.2705
  01/01/2009    to  12/31/2009        7.871060        10.032325      1,611,443.6900
  01/01/2010    to  12/31/2010       10.032325        11.351340      1,438,617.7224
  01/01/2011    to  12/31/2011       11.351340        10.690669      1,082,626.8718
  01/01/2012    to  12/31/2012       10.690669        12.118979        965,481.3865
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193         82,997.5473
  01/01/2005    to  12/31/2005       10.221193        10.596466        192,291.6757
  01/01/2006    to  12/31/2006       10.596466        11.444331        191,399.8204
  01/01/2007    to  12/31/2007       11.444331        11.906745        205,033.1411
  01/01/2008    to  12/31/2008       11.906745         8.582542        256,911.7312
  01/01/2009    to  12/31/2009        8.582542        10.601867        334,188.6900
  01/01/2010    to  12/31/2010       10.601867        11.674761        274,492.8546
  01/01/2011    to  12/31/2011       11.674761        11.425001        232,310.0657
  01/01/2012    to  12/31/2012       11.425001        12.579176        169,775.1596
============   ==== ==========       =========        =========      ==============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.147405        10.444693          347.4449
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007698         6.977907            0.0000
  01/01/2009    to  12/31/2009        6.977907         8.836743       44,908.9300
  01/01/2010    to  12/31/2010        8.836743         9.705506       42,073.3843
  01/01/2011    to  12/31/2011        9.705506         9.302038       37,303.8964
  01/01/2012    to  12/31/2012        9.302038        10.339948       51,065.5351
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037696         8.909365            0.0000
  01/01/2009    to  12/31/2009        8.909365         9.781796        3,153.4400
  01/01/2010    to  12/31/2010        9.781796        10.162916        3,125.0351
  01/01/2011    to  12/31/2011       10.162916        10.528410        1,023.9650
  01/01/2012    to  12/31/2012       10.528410        10.815253           63.4489
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997699         6.329165       15,316.7881
  01/01/2009    to  12/31/2009        6.329165         8.307311       15,271.8200
  01/01/2010    to  12/31/2010        8.307311         9.231609       13,271.1698
  01/01/2011    to  12/31/2011        9.231609         8.612281       12,425.7639
  01/01/2012    to  12/31/2012        8.612281         9.794980        9,563.7850
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987699         5.731901            0.0000
  01/01/2009    to  12/31/2009        5.731901         7.795551        3,509.9700
  01/01/2010    to  12/31/2010        7.795551         9.032619        3,876.8549
  01/01/2011    to  12/31/2011        9.032619         8.438265        4,387.8160
  01/01/2012    to  12/31/2012        8.438265         9.700646        4,318.4408
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087694         6.025769            0.0000
  01/01/2009    to  12/31/2009        6.025769         8.411689        2,880.3900
  01/01/2010    to  12/31/2010        8.411689         8.804768            0.0000
  01/01/2011    to  12/31/2011        8.804768         7.390386          627.6529
  01/01/2012    to  12/31/2012        7.390386         8.498173          582.3649
============   ==== ==========       =========        =========       ===========

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017698         7.648408       48,595.7005
  01/01/2009    to  12/31/2009        7.648408         9.241758       29,431.5500
  01/01/2010    to  12/31/2010        9.241758         9.946333       15,894.7129
  01/01/2011    to  12/31/2011        9.946333         9.758710       16,880.6297
  01/01/2012    to  12/31/2012        9.758710        10.590550       11,365.5182
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.072906        11.423719        1,874.0018
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.904073        10.176874        2,108.2678
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.494717        11.536403            0.0000
  01/01/2009    to  12/31/2009       11.536403        16.566636        3,977.5900
  01/01/2010    to  12/31/2010       16.566636        18.781187        4,256.9329
  01/01/2011    to  12/31/2011       18.781187        18.822943        1,612.1070
  01/01/2012    to  12/31/2012       18.822943        21.478734          348.8900
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274        12.773556       23,606.7833
  01/01/2005    to  12/31/2005       12.773556        14.170803       14,471.7768
  01/01/2006    to  12/31/2006       14.170803        19.092510       15,389.3290
  01/01/2007    to  12/31/2007       19.092510        15.888249       11,000.6843
  01/01/2008    to  12/31/2008       15.888249         9.073650        7,426.0118
  01/01/2009    to  12/31/2009        9.073650        11.971272        7,818.4100
  01/01/2010    to  12/31/2010       11.971272        13.610832        6,858.3273
  01/01/2011    to  12/31/2011       13.610832        12.583917        6,563.1925
  01/01/2012    to  12/31/2012       12.583917        15.523381        6,809.8927
============   ==== ==========       =========        =========       ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274        11.915717       25,671.3247
  01/01/2005    to  12/31/2005       11.915717        13.131686       16,322.1751
  01/01/2006    to  12/31/2006       13.131686        14.877430       22,458.8643
  01/01/2007    to  12/31/2007       14.877430        15.017648       16,978.1071
  01/01/2008    to  12/31/2008       15.017648         9.399653        7,180.7793
  01/01/2009    to  12/31/2009        9.399653        12.177571        6,084.3300
  01/01/2010    to  12/31/2010       12.177571        14.814344        5,235.6119
  01/01/2011    to  12/31/2011       14.814344        13.594061        5,584.3307
  01/01/2012    to  12/31/2012       13.594061        15.721675        5,007.7901
============   ==== ==========       =========        =========       ===========

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.918227          617.4345
  01/01/2002    to  12/31/2002       10.918227         8.756916       19,257.4078
  01/01/2003    to  12/31/2003        8.756916        11.573593      109,747.8646
  01/01/2004    to  12/31/2004       11.573593        13.658428      127,103.3458
  01/01/2005    to  12/31/2005       13.658428        15.279629       97,654.6279
  01/01/2006    to  12/31/2006       15.279629        19.279670       93,429.3201
  01/01/2007    to  12/31/2007       19.279670        18.665644       66,192.2212
  01/01/2008    to  12/31/2008       18.665644        10.804075       50,570.2764
  01/01/2009    to  12/31/2009       10.804075        16.404884       48,419.6100
  01/01/2010    to  12/31/2010       16.404884        18.701949       46,621.9447
  01/01/2011    to  12/31/2011       18.701949        15.703090       45,784.2590
  01/01/2012    to  12/31/2012       15.703090        19.872847       42,082.2028
============   ==== ==========      ==========       ==========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010597         1.042959            0.0000
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.833517          860.3962
  01/01/2002    to  12/31/2002       11.833517         8.400363       26,650.6546
  01/01/2003    to  12/31/2003        8.400363        11.423010       63,566.6504
  01/01/2004    to  12/31/2004       11.423010        11.904457       81,790.4398
  01/01/2005    to  12/31/2005       11.904457        12.621405       64,414.3390
  01/01/2006    to  12/31/2006       12.621405        14.112737       48,152.1274
  01/01/2007    to  12/31/2007       14.112737        15.347712       31,524.0355
  01/01/2008    to  12/31/2008       15.347712         9.207525       16,754.1838
  01/01/2009    to  12/31/2009        9.207525        12.065436       15,800.2700
  01/01/2010    to  12/31/2010       12.065436        14.908394       13,854.6711
  01/01/2011    to  12/31/2011       14.908394        14.441342       12,495.0919
  01/01/2012    to  12/31/2012       14.441342        16.717534       10,912.3298
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      124.167538       127.101648            0.0000
  01/01/2011    to  12/31/2011      127.101648       115.074290            0.0000
  01/01/2012    to  12/31/2012      115.074290       138.039994            0.0000
============   ==== ==========      ==========       ==========      ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563341         9.972171            0.0000
  01/01/2008    to  12/31/2008        9.972171         5.682120          510.1699
  01/01/2009    to  12/31/2009        5.682120         6.857736          510.1700
  01/01/2010    to  12/31/2010        6.857736         7.748418          510.1699
  01/01/2011    to  12/31/2011        7.748418         7.296360          510.1699
  01/01/2012    to  12/31/2012        7.296360         8.049322          510.1699
============   ==== ==========      ==========       ==========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012651         1.044995       20,611.6351
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        8.648464         7.273333          916.6381
  01/01/2002    to  12/31/2002        7.273333         5.139555       49,571.4742
  01/01/2003    to  12/31/2003        5.139555         6.587999      149,411.8497
  01/01/2004    to  12/31/2004        6.587999         6.995213      129,966.4412
  01/01/2005    to  12/31/2005        6.995213         7.780271       78,690.3080
  01/01/2006    to  12/31/2006        7.780271         7.486550       74,968.8422
  01/01/2007    to  12/31/2007        7.486550         7.496290       55,625.0173
  01/01/2008    to  12/31/2008        7.496290         4.473515       38,500.1730
  01/01/2009    to  12/31/2009        4.473515         5.824444       36,726.6200
  01/01/2010    to  12/31/2010        5.824444         7.060179       32,244.0259
  01/01/2011    to  12/31/2011        7.060179         7.138276       32,935.0215
  01/01/2012    to  12/31/2012        7.138276         8.282721       28,492.5184
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245890        10.613303            0.0000
  01/01/2006    to  12/31/2006       10.613303        11.077471        7,956.0069
  01/01/2007    to  12/31/2007       11.077471        10.205338       10,281.4933
  01/01/2008    to  12/31/2008       10.205338         4.534866        3,157.1309
  01/01/2009    to  12/31/2009        4.534866         6.126717        4,459.2700
  01/01/2010    to  12/31/2010        6.126717         6.439515        3,897.4809
  01/01/2011    to  04/29/2011        6.439515         6.831593            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274        10.291000            0.0000
  01/01/2007    to  12/31/2007       10.291000        12.882676          774.0518
  01/01/2008    to  12/31/2008       12.882676         7.661761          690.8218
  01/01/2009    to  12/31/2009        7.661761        10.564963        2,303.5700
  01/01/2010    to  12/31/2010       10.564963        12.622943        2,703.5510
  01/01/2011    to  12/31/2011       12.622943        12.177853        2,700.6721
  01/01/2012    to  12/31/2012       12.177853        13.942379        2,697.7453
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023        13.912076          232.5383
  01/01/2002    to  12/31/2002       13.912076        13.544852       88,925.7123
  01/01/2003    to  12/31/2003       13.544852        15.804598      247,342.2358
  01/01/2004    to  12/31/2004       15.804598        16.739148      141,156.7642
  01/01/2005    to  12/31/2005       16.739148        16.637034      107,695.3345
  01/01/2006    to  12/31/2006       16.637034        17.782619       81,772.1091
  01/01/2007    to  12/31/2007       17.782619        18.551568       58,603.6934
  01/01/2008    to  12/31/2008       18.551568        14.785626       44,351.7361
  01/01/2009    to  12/31/2009       14.785626        19.802675       43,360.8200
  01/01/2010    to  12/31/2010       19.802675        21.905534       39,275.5421
  01/01/2011    to  12/31/2011       21.905534        22.407901       37,871.3109
  01/01/2012    to  12/31/2012       22.407901        24.780501       33,668.0383
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.368296        15.323431            0.0000
  01/01/2009    to  12/31/2009       15.323431        18.986445            0.0000
  01/01/2010    to  12/31/2010       18.986445        23.338365            0.0000
  01/01/2011    to  12/31/2011       23.338365        22.009088            0.0000
  01/01/2012    to  12/31/2012       22.009088        24.716582            0.0000
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997124        10.174412            0.0000
  01/01/2011    to  12/31/2011       10.174412        10.163508            0.0000
  01/01/2012    to  12/31/2012       10.163508        10.680714          788.9850
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987125         9.720837            0.0000
  01/01/2012    to  12/31/2012        9.720837         9.936368            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997699         6.568341            0.0000
  01/01/2009    to  12/31/2009        6.568341         8.032366          109.1800
  01/01/2010    to  12/31/2010        8.032366         8.732570           99.2976
  01/01/2011    to  12/31/2011        8.732570         8.504691           90.2192
  01/01/2012    to  12/31/2012        8.504691         9.485882           81.1738
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997699         6.999777            0.0000
  01/01/2009    to  12/31/2009        6.999777         8.811340            0.0000
  01/01/2010    to  12/31/2010        8.811340         9.495102        1,533.4605
  01/01/2011    to  12/31/2011        9.495102         9.134478            0.0000
  01/01/2012    to  12/31/2012        9.134478        10.385784        8,060.1598
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551         8.027613        1,845.0851
  01/01/2002    to  12/31/2002        8.027613         6.224695       43,010.0212
  01/01/2003    to  12/31/2003        6.224695         7.578934      114,110.1185
  01/01/2004    to  11/19/2004        7.578934         7.737709       50,821.3431
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997699        10.846108            0.0000
  01/01/2010    to  12/31/2010       10.846108        12.059143            0.0000
  01/01/2011    to  12/31/2011       12.059143        11.770014            0.0000
  01/01/2012    to  12/31/2012       11.770014        13.170721            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.930840        10.342882        2,078.0441
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274        10.429362            0.0000
  01/01/2007    to  12/31/2007       10.429362        13.951021          976.6153
  01/01/2008    to  12/31/2008       13.951021         6.074342          904.3259
  01/01/2009    to  12/31/2009        6.074342        10.049223        3,024.7100
  01/01/2010    to  12/31/2010       10.049223        12.168527        5,340.5031
  01/01/2011    to  12/31/2011       12.168527         9.687236        4,586.8520
  01/01/2012    to  12/31/2012        9.687236        11.277211        4,556.0187
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967         8.341342        1,164.3505
  01/01/2002    to  12/31/2002        8.341342         7.203994       49,951.0295
  01/01/2003    to  12/31/2003        7.203994         9.314826       91,596.7494
  01/01/2004    to  12/31/2004        9.314826        10.904804       82,231.1802
  01/01/2005    to  12/31/2005       10.904804        12.432570       49,731.1707
  01/01/2006    to  12/31/2006       12.432570        15.409054       44,998.0483
  01/01/2007    to  12/31/2007       15.409054        17.092381       24,762.5437
  01/01/2008    to  12/31/2008       17.092381         9.645634       20,905.0450
  01/01/2009    to  12/31/2009        9.645634        12.426640       22,155.5300
  01/01/2010    to  12/31/2010       12.426640        13.556384       20,401.9695
  01/01/2011    to  12/31/2011       13.556384        11.852786       20,090.1745
  01/01/2012    to  12/31/2012       11.852786        13.544241       19,092.8138
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.973778           10.0000
  01/01/2002    to  12/31/2002       10.973778         9.583231       14,444.5680
  01/01/2003    to  12/31/2003        9.583231        11.840454       93,114.6661
  01/01/2004    to  12/31/2004       11.840454        13.263532       57,847.2871
  01/01/2005    to  12/31/2005       13.263532        14.035421       42,428.8887
  01/01/2006    to  12/31/2006       14.035421        15.761575       39,330.5795
  01/01/2007    to  12/31/2007       15.761575        15.013969       35,531.9549
  01/01/2008    to  12/31/2008       15.013969         9.070258       26,184.9877
  01/01/2009    to  12/31/2009        9.070258        12.146855       25,200.5400
  01/01/2010    to  12/31/2010       12.146855        14.613618       24,174.1970
  01/01/2011    to  12/31/2011       14.613618        13.555459       23,605.0025
  01/01/2012    to  12/31/2012       13.555459        13.973816       22,540.3961
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.387187      202,936.1077
  01/01/2004    to  12/31/2004       10.387187        11.087270      137,354.6996
  01/01/2005    to  12/31/2005       11.087270        11.008089       66,579.3134
  01/01/2006    to  12/31/2006       11.008089        10.821638       56,731.0990
  01/01/2007    to  12/31/2007       10.821638        11.739694       39,357.7906
  01/01/2008    to  12/31/2008       11.739694        10.703126       30,441.7664
  01/01/2009    to  12/31/2009       10.703126        12.372425       29,351.3700
  01/01/2010    to  12/31/2010       12.372425        13.055646       28,675.4961
  01/01/2011    to  12/31/2011       13.055646        14.209475       21,820.2766
  01/01/2012    to  12/31/2012       14.209475        15.183153       19,817.3161
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193        10.486253          903.0245
  01/01/2002    to  12/31/2002       10.486253        11.222686      144,298.8834
  01/01/2003    to  12/31/2003       11.222686        11.462669      245,347.3877
  01/01/2004    to  12/31/2004       11.462669        11.782865      137,552.5511
  01/01/2005    to  12/31/2005       11.782865        11.798004      108,858.2197
  01/01/2006    to  12/31/2006       11.798004        12.075448       94,330.3341
  01/01/2007    to  12/31/2007       12.075448        12.717570       80,304.5570
  01/01/2008    to  12/31/2008       12.717570        12.503640       67,672.3059
  01/01/2009    to  12/31/2009       12.503640        14.451301       69,588.8200
  01/01/2010    to  12/31/2010       14.451301        15.307270       54,882.0764
  01/01/2011    to  12/31/2011       15.307270        15.465142       56,492.9548
  01/01/2012    to  12/31/2012       15.465142        16.545950       53,329.8862
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.040856        14.693678            0.0000
  01/01/2010    to  12/31/2010       14.693678        16.680770            0.0000
  01/01/2011    to  12/31/2011       16.680770        15.538956            0.0000
  01/01/2012    to  12/31/2012       15.538956        16.793238            0.0000
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.670339        12.201584            0.0000
  01/01/2011    to  12/31/2011       12.201584        12.361780          851.2399
  01/01/2012    to  12/31/2012       12.361780        13.490062        1,752.6251
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.696835        10.811321        1,966.0979
============   ==== ==========       =========        =========       ===========
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        7.816198         6.064428           12.7939
  01/01/2002    to  12/31/2002        6.064428         2.925649       44,858.5172
  01/01/2003    to  12/31/2003        2.925649         4.514266       67,665.0228
  01/01/2004    to  12/31/2004        4.514266         4.229578       92,831.3259
  01/01/2005    to  12/31/2005        4.229578         4.598203       66,663.1902
  01/01/2006    to  12/31/2006        4.598203         4.743636       62,680.0498
  01/01/2007    to  12/31/2007        4.743636         6.108737       52,982.2295
  01/01/2008    to  12/31/2008        6.108737         3.322473       46,316.4894
  01/01/2009    to  12/31/2009        3.322473         5.172172       43,978.2500
  01/01/2010    to  12/31/2010        5.172172         6.467236       41,951.9494
  01/01/2011    to  12/31/2011        6.467236         5.706418       26,268.4721
  01/01/2012    to  12/31/2012        5.706418         6.264302       21,398.3971
============   ==== ==========       =========        =========       ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010629         1.063021            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.223898         8.378044            0.0000
  01/01/2009    to  12/31/2009        8.378044        10.245674            0.0000
  01/01/2010    to  12/31/2010       10.245674        11.260787            0.0000
  01/01/2011    to  12/31/2011       11.260787        11.144271            0.0000
  01/01/2012    to  12/31/2012       11.144271        12.313150          393.6022
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.614564         7.680966            0.0000
  01/01/2009    to  12/31/2009        7.680966         9.709994            0.0000
  01/01/2010    to  12/31/2010        9.709994        10.854137            0.0000
  01/01/2011    to  12/31/2011       10.854137        10.402723            0.0000
  01/01/2012    to  12/31/2012       10.402723        11.716593            0.0000
============   ==== ==========       =========        =========       ===========

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885        41.195623          189.3865
  01/01/2002    to  12/31/2002       41.195623        33.029514       33,921.1012
  01/01/2003    to  12/31/2003       33.029514        42.283588       86,851.5227
  01/01/2004    to  12/31/2004       42.283588        46.638882       60,587.8231
  01/01/2005    to  12/31/2005       46.638882        47.221474       46,980.4616
  01/01/2006    to  12/31/2006       47.221474        54.467151       32,610.6988
  01/01/2007    to  12/31/2007       54.467151        55.313838       23,980.0518
  01/01/2008    to  12/31/2008       55.313838        34.482997       17,133.8294
  01/01/2009    to  12/31/2009       34.482997        39.976913       16,445.0000
  01/01/2010    to  12/31/2010       39.976913        45.808996       14,763.4962
  01/01/2011    to  12/31/2011       45.808996        43.059881       13,691.8383
  01/01/2012    to  12/31/2012       43.059881        49.740392       10,582.0375
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900         8.197496        1,229.1056
  01/01/2002    to  12/31/2002        8.197496         4.492007       65,444.2870
  01/01/2003    to  12/31/2003        4.492007         6.010409      222,615.7353
  01/01/2004    to  12/31/2004        6.010409         6.934155      130,198.3966
  01/01/2005    to  12/31/2005        6.934155         7.783715      115,269.9705
  01/01/2006    to  12/31/2006        7.783715         8.092224       99,367.9308
  01/01/2007    to  12/31/2007        8.092224         9.320662       82,022.4422
  01/01/2008    to  12/31/2008        9.320662         5.498605       55,715.7929
  01/01/2009    to  12/31/2009        5.498605         7.832724       56,030.9600
  01/01/2010    to  12/31/2010        7.832724         9.793410       52,717.8155
  01/01/2011    to  12/31/2011        9.793410         9.432268       46,495.7281
  01/01/2012    to  12/31/2012        9.432268        10.498908       41,431.8105
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.194000       33,124.5825
  01/01/2003    to  12/31/2003        8.194000        11.347568      138,201.1328
  01/01/2004    to  12/31/2004       11.347568        14.056302      112,268.4431
  01/01/2005    to  12/31/2005       14.056302        15.895686       85,093.5695
  01/01/2006    to  12/31/2006       15.895686        17.610172       71,916.5790
  01/01/2007    to  12/31/2007       17.610172        16.721258       53,980.2664
  01/01/2008    to  12/31/2008       16.721258        11.489798       36,807.8368
  01/01/2009    to  12/31/2009       11.489798        14.226979       35,753.0700
  01/01/2010    to  12/31/2010       14.226979        16.703561       34,077.1675
  01/01/2011    to  12/31/2011       16.703561        14.887415       33,345.1879
  01/01/2012    to  12/31/2012       14.887415        17.198398       29,839.0685
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274        11.062939       21,049.4933
  01/01/2005    to  12/31/2005       11.062939        12.064142       11,092.4612
  01/01/2006    to  12/31/2006       12.064142        12.531413       10,224.9311
  01/01/2007    to  12/31/2007       12.531413        15.232623        6,697.5488
  01/01/2008    to  12/31/2008       15.232623         7.711128        4,876.0248
  01/01/2009    to  12/31/2009        7.711128        11.112285        4,540.9400
  01/01/2010    to  12/31/2010       11.112285        13.837323        3,847.4980
  01/01/2011    to  12/31/2011       13.837323        12.538715        3,718.6104
  01/01/2012    to  12/31/2012       12.538715        13.015788        3,423.8553
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998274        10.426811        3,814.3937
  01/01/2006    to  12/31/2006       10.426811        11.849847        4,270.3416
  01/01/2007    to  12/31/2007       11.849847        11.313110        4,010.8639
  01/01/2008    to  12/31/2008       11.313110         7.099065        4,235.0029
  01/01/2009    to  12/31/2009        7.099065         8.798687          556.6400
  01/01/2010    to  12/31/2010        8.798687         9.895729          547.5390
  01/01/2011    to  12/31/2011        9.895729         9.546768          980.9680
  01/01/2012    to  12/31/2012        9.546768        11.070443          972.6392
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.396372        13.802563        4,412.3000
  01/01/2010    to  12/31/2010       13.802563        14.279492        4,177.2086
  01/01/2011    to  12/31/2011       14.279492        14.983417           43.6331
  01/01/2012    to  12/31/2012       14.983417        15.196072           42.8533
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.685895         9.742643      122,300.8727
  01/01/2006    to  12/31/2006        9.742643         9.974944      150,977.5341
  01/01/2007    to  12/31/2007        9.974944        10.236758       75,130.2681
  01/01/2008    to  12/31/2008       10.236758        10.283985      163,633.9383
  01/01/2009    to  12/31/2009       10.283985        10.095764       77,299.3400
  01/01/2010    to  12/31/2010       10.095764         9.885952       77,737.5890
  01/01/2011    to  12/31/2011        9.885952         9.681058       87,828.5453
  01/01/2012    to  12/31/2012        9.681058         9.478774       87,940.3047
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001       10.064193        10.106064            9.9362
  01/01/2002    to  12/31/2002       10.106064        10.004520       80,549.9800
  01/01/2003    to  12/31/2003       10.004520         9.839155       58,500.8813
  01/01/2004    to  12/31/2004        9.839155         9.695915       56,789.9075
  01/01/2005    to  04/30/2005        9.695915         9.686465            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312        10.108370        2,258.4017
  01/01/2002    to  12/31/2002       10.108370         8.259938      128,378.1291
  01/01/2003    to  12/31/2003        8.259938        10.574416      234,395.2975
  01/01/2004    to  12/31/2004       10.574416        11.611272      239,016.4107
  01/01/2005    to  12/31/2005       11.611272        12.523219      161,062.2936
  01/01/2006    to  12/31/2006       12.523219        14.030361      155,403.9527
  01/01/2007    to  12/31/2007       14.030361        14.346053      127,188.0148
  01/01/2008    to  12/31/2008       14.346053         8.504174      105,299.4611
  01/01/2009    to  12/31/2009        8.504174        10.977881       96,252.5300
  01/01/2010    to  12/31/2010       10.977881        12.020174       92,025.0289
  01/01/2011    to  12/31/2011       12.020174        11.278942       91,493.1985
  01/01/2012    to  12/31/2012       11.278942        12.446050       87,379.7579
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.592378       64,509.3442
  01/01/2003    to  12/31/2003        7.592378         9.642193      133,829.6900
  01/01/2004    to  12/31/2004        9.642193        10.285121       99,361.3574
  01/01/2005    to  12/31/2005       10.285121        11.435478       71,831.3218
  01/01/2006    to  12/31/2006       11.435478        11.481079       75,190.2164
  01/01/2007    to  12/31/2007       11.481079        12.521471       58,926.2563
  01/01/2008    to  12/31/2008       12.521471         7.779522       39,421.6928
  01/01/2009    to  12/31/2009        7.779522        10.631763       37,625.8000
  01/01/2010    to  12/31/2010       10.631763        11.588814       35,769.7725
  01/01/2011    to  12/31/2011       11.588814        11.373635       34,141.6870
  01/01/2012    to  12/31/2012       11.373635        12.868563       84,891.2825
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551         8.426695        1,926.7612
  01/01/2002    to  12/31/2002        8.426695         6.210289      165,563.0482
  01/01/2003    to  12/31/2003        6.210289         7.816236      354,898.7038
  01/01/2004    to  12/31/2004        7.816236         8.143496      268,850.7477
  01/01/2005    to  12/31/2005        8.143496         8.350692      195,472.5738
  01/01/2006    to  12/31/2006        8.350692         8.800411      171,005.0173
  01/01/2007    to  12/31/2007        8.800411         9.847790      132,758.1190
  01/01/2008    to  12/31/2008        9.847790         5.212608      111,742.1373
  01/01/2009    to  12/31/2009        5.212608         7.335006      103,038.8200
  01/01/2010    to  12/31/2010        7.335006         7.857588       99,021.9217
  01/01/2011    to  12/31/2011        7.857588         7.588397       95,716.3373
  01/01/2012    to  04/27/2012        7.588397         8.517491            0.0000
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457        11.891112        1,123.1872
  01/01/2002    to  12/31/2002       11.891112        10.588230       56,700.0481
  01/01/2003    to  12/31/2003       10.588230        13.720284      147,229.4814
  01/01/2004    to  12/31/2004       13.720284        14.731192       94,297.2614
  01/01/2005    to  12/31/2005       14.731192        15.826360       81,222.1675
  01/01/2006    to  12/31/2006       15.826360        17.385041       63,657.1619
  01/01/2007    to  12/31/2007       17.385041        15.817440       39,339.1909
  01/01/2008    to  12/31/2008       15.817440         8.342512       27,482.0075
  01/01/2009    to  12/31/2009        8.342512        11.534658       26,473.4200
  01/01/2010    to  12/31/2010       11.534658        12.962259       24,397.8260
  01/01/2011    to  12/31/2011       12.962259        13.517298       22,788.6190
  01/01/2012    to  12/31/2012       13.517298        14.767757       17,738.6948
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063634        10.123868            0.0000
  01/01/2009    to  12/31/2009       10.123868        14.148190          574.5000
  01/01/2010    to  12/31/2010       14.148190        16.984068            0.0000
  01/01/2011    to  12/31/2011       16.984068        13.928575            0.0000
  01/01/2012    to  12/31/2012       13.928575        16.079426            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.415835        12.923394            0.0000
  01/01/2010    to  12/31/2010       12.923394        15.935012            0.0000
  01/01/2011    to  12/31/2011       15.935012        15.255038            0.0000
  01/01/2012    to  12/31/2012       15.255038        17.515438            0.0000
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.832576           10.0000
  01/01/2002    to  12/31/2002       10.832576         8.218811       25,182.7191
  01/01/2003    to  12/31/2003        8.218811        10.291333       41,229.0733
  01/01/2004    to  12/31/2004       10.291333        11.112736       51,661.4167
  01/01/2005    to  12/31/2005       11.112736        11.358647       65,034.9359
  01/01/2006    to  12/31/2006       11.358647        12.812441       38,650.4243
  01/01/2007    to  12/31/2007       12.812441        13.168826       28,921.6342
  01/01/2008    to  12/31/2008       13.168826         8.089776       25,011.8675
  01/01/2009    to  12/31/2009        8.089776         9.975001       19,171.2700
  01/01/2010    to  12/31/2010        9.975001        11.183241       18,674.6850
  01/01/2011    to  12/31/2011       11.183241        11.130398       18,154.7342
  01/01/2012    to  12/31/2012       11.130398        12.579353       17,195.8142
============   ==== ==========       =========        =========       ===========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.574603        10.998763            0.0000
  01/01/2010    to  12/31/2010       10.998763        11.606596            0.0000
  01/01/2011    to  12/31/2011       11.606596         9.927666            0.0000
  01/01/2012    to  12/31/2012        9.927666        11.464150            0.0000
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.629069        13.022497        7,738.8500
  01/01/2010    to  12/31/2010       13.022497        16.137255        7,738.8537
  01/01/2011    to  12/31/2011       16.137255        15.118613        7,738.8537
  01/01/2012    to  12/31/2012       15.118613        17.163244        7,738.8537
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.586024        14.666436            0.0000
  01/01/2010    to  12/31/2010       14.666436        18.530350            0.0000
  01/01/2011    to  12/31/2011       18.530350        15.120103            0.0000
  01/01/2012    to  12/31/2012       15.120103        15.185912            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.682163        14.599207            0.0000
  01/01/2006    to  12/31/2006       14.599207        14.856324          685.5072
  01/01/2007    to  12/31/2007       14.856324        15.132660          685.5072
  01/01/2008    to  12/31/2008       15.132660        14.738491        1,183.7814
  01/01/2009    to  12/31/2009       14.738491        15.021110        1,183.7800
  01/01/2010    to  12/31/2010       15.021110        15.516877          498.2742
  01/01/2011    to  12/31/2011       15.516877        15.995424          498.2742
  01/01/2012    to  12/31/2012       15.995424        16.138590          498.2742
============   ==== ==========       =========        =========       ===========

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298755        10.679684        7,365.9548
  01/01/2005    to  12/31/2005       10.679684        11.543973      106,891.2154
  01/01/2006    to  12/31/2006       11.543973        12.847566      112,281.4015
  01/01/2007    to  12/31/2007       12.847566        12.942275      102,865.7320
  01/01/2008    to  12/31/2008       12.942275         7.500252       78,513.9929
  01/01/2009    to  12/31/2009        7.500252         9.742045       64,746.2000
  01/01/2010    to  12/31/2010        9.742045        11.113903       64,674.0967
  01/01/2011    to  12/31/2011       11.113903        10.254766       57,869.1870
  01/01/2012    to  12/31/2012       10.254766        11.721605       58,403.8871
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098965        10.383908      348,044.8269
  01/01/2005    to  12/31/2005       10.383908        10.892925      528,764.2470
  01/01/2006    to  12/31/2006       10.892925        11.944871      656,115.1216
  01/01/2007    to  12/31/2007       11.944871        12.266352      682,998.8439
  01/01/2008    to  12/31/2008       12.266352         8.174790      576,925.8689
  01/01/2009    to  12/31/2009        8.174790        10.273192      493,719.0200
  01/01/2010    to  12/31/2010       10.273192        11.426489      502,919.7565
  01/01/2011    to  12/31/2011       11.426489        10.998983      472,778.5681
  01/01/2012    to  12/31/2012       10.998983        12.269552      463,746.1630
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939131        10.100263        8,966.3246
  01/01/2005    to  12/31/2005       10.100263        10.334041       17,178.4495
  01/01/2006    to  12/31/2006       10.334041        10.992764       17,934.3279
  01/01/2007    to  12/31/2007       10.992764        11.400225       30,125.4116
  01/01/2008    to  12/31/2008       11.400225         8.857396       88,243.9076
  01/01/2009    to  12/31/2009        8.857396        10.660247       76,823.8500
  01/01/2010    to  12/31/2010       10.660247        11.576883       72,829.8094
  01/01/2011    to  12/31/2011       11.576883        11.538096      130,314.3814
  01/01/2012    to  12/31/2012       11.538096        12.529797      118,038.4255
============   ==== ==========       =========        =========      ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238819        10.594654        543,643.4629
  01/01/2005    to  12/31/2005       10.594654        11.321808        884,419.6739
  01/01/2006    to  12/31/2006       11.321808        12.594437      1,000,328.7331
  01/01/2007    to  12/31/2007       12.594437        12.911188        802,415.3970
  01/01/2008    to  12/31/2008       12.911188         7.854688        815,706.3966
  01/01/2009    to  12/31/2009        7.854688        10.006452        749,321.9300
  01/01/2010    to  12/31/2010       10.006452        11.316411        698,579.6574
  01/01/2011    to  12/31/2011       11.316411        10.652454        626,580.1785
  01/01/2012    to  12/31/2012       10.652454        12.069591        594,770.1290
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009058        10.220381        273,801.2683
  01/01/2005    to  12/31/2005       10.220381        10.590343        410,652.0364
  01/01/2006    to  12/31/2006       10.590343        11.432017        568,087.9664
  01/01/2007    to  12/31/2007       11.432017        11.887955        731,529.3852
  01/01/2008    to  12/31/2008       11.887955         8.564694        693,776.9670
  01/01/2009    to  12/31/2009        8.564694        10.574533        712,084.5100
  01/01/2010    to  12/31/2010       10.574533        11.638844        626,490.6977
  01/01/2011    to  12/31/2011       11.638844        11.384171        558,417.7000
  01/01/2012    to  12/31/2012       11.384171        12.527923        549,999.7106
============   ==== ==========       =========        =========      ==============

CLASS L-4 YEAR





                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446           5,189.9526
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500       3,636,994.6124
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771          28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441          98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177          91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421          85,889.9308
  01/01/2012    to  12/31/2012       10.645421        10.968482          81,720.2668
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828       2,387,465.9683
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791         128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191         275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799         265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140         251,752.5607
  01/01/2012    to  12/31/2012        8.532140         9.838177         222,989.5897
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254          39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436         111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070         126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605         120,514.0081
  01/01/2012    to  12/31/2012        7.472605         8.618659         106,573.4907
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692      1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861      1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207      1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633      1,153,882.2955
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652         11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250         30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939         64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415         63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187         64,114.9242
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.859050        12.799274        214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812        173,902.1391
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.482833        11.939720        269,252.5508
  01/01/2005    to  12/31/2005       11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010       12.386674        15.113932        152,386.6406
  01/01/2011    to  12/31/2011       15.113932        13.910583        120,617.2515
  01/01/2012    to  12/31/2012       13.910583        16.136315        106,272.5651
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.198155        13.791399        844,731.6342
  01/01/2005    to  12/31/2005       13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010       16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011       19.227231        16.192619        340,157.1260
  01/01/2012    to  12/31/2012       16.192619        20.554229        302,938.1809
============   ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112      2,063,757.0497
============   ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.561402        12.020385        597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553        376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758        262,322.7907
============   ==== ==========      ==========       ==========      ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745            104.9272
  01/01/2011    to  12/31/2011      138.571745       125.835311            505.6277
  01/01/2012    to  12/31/2012      125.835311       151.404221          1,120.6220
============   ==== ==========      ==========       ==========      ==============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183          9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159        213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598        208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517         23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228        222,381.5193
  01/01/2012    to  12/31/2012        7.388228         8.175281         21,753.4939
============   ==== ==========      ==========       ==========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153         60,756.8599
============   ==== ==========      ==========       ==========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.793960         7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046          889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843          818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437          729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833          835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900          766,531.6980
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538           28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276          255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956          280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272          272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750              156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617           80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640           67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263           87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388          124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038          148,487.6007
  01/01/2012    to  12/31/2012       12.387038        14.224693          106,257.2654
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.744634        16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602          722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411          584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210          519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192          465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254          405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361          378,187.8879
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660        189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985        255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818        234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724        155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199        145,101.9986
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084          6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674         10,143.5481
  01/01/2012    to  12/31/2012       10.214674        10.766904         27,171.1595
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597         41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641         57,949.6640
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951         28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191        214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303        224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289        234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356        220,738.7279
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269        378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104        557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990        567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064        544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994        526,519.1755
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960              0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715          2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590          2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647         17,103.0465
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119          3,960.2735
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.453108        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
============   ==== ==========       =========        =========       ==============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       13.046235        13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065         188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994         168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926         162,175.7777
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.157290        11.142998       1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573       1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314         951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367         761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879         628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618         612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664         615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906         522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297         458,817.4301
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.858035        11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299        1,204,297.3140
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973           62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759           55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798           51,422.9335
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535            2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238           16,762.6537
  01/01/2012    to  12/31/2012       12.491238        13.672498           71,298.7942
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912           40,902.4915
============   ==== ==========       =========        =========        ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.158328         4.274839          426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325          372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166          339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901          296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616          201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594          275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218          206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901          165,476.5989
  01/01/2012    to  12/31/2012        5.889901         6.485249          137,184.1621
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216          489,598.0398
============   ==== ==========       =========        =========        ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286           87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335          310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728          415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300          517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198          425,526.0812
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791         188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635         240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738         286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538         294,720.9772
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       45.552073        47.138957         782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784         706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470         634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292         488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100         423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004         400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906         366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719         335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264         329,415.0186
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.739890         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655         607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334         572,135.0898
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.590338        14.169346         832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495         750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290         704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110         491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197         501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366         376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934         424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747         368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225         248,306.0224
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.473024        11.085242        190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735         75,490.4088
  01/01/2012    to  12/31/2012       12.830735        13.359163         76,085.4478
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819         73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290        147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215        160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860        135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076        210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751        222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920        203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525        190,693.4822
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.813225        14.272032          1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536          8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135         11,688.6909
  01/01/2012    to  12/31/2012       15.586135        15.855089         15,848.2219
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061      1,144,877.0364
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.804967         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.439979        11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080        1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222        1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630        1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659          987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091          857,991.0856
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.005217        10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920          527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438          487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387          441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536          391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480          770,040.2188
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        8.008326         8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.484727        14.888758          751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544          672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407          585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145          436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693          377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451          331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080          280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958          230,214.7237
  01/01/2012    to  12/31/2012       13.951958        15.288669          227,434.9548
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022          151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922       14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897       14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559        6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954        7,454.5487
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994       10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869        5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359        5,068.6268
  01/01/2012    to  12/31/2012       15.790359        18.184822        5,444.2590
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.907257        11.220948      238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447      246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700      244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657      238,255.2995
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.848886        11.373048          108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580        1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221          818.1329
  01/01/2012    to  12/31/2012       10.327221        11.961547        1,570.5152
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685       10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517       11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087        5,294.0475
  01/01/2012    to  12/31/2012       15.727087        17.907911        7,143.4603
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034            0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343        8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514        6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272        3,585.4584
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769               0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678          12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695          18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827          14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806          29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453          32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092          41,783.1302
  01/01/2012    to  12/31/2012       16.841092        17.043155          34,672.0779
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769         770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057       1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855       4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758      10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689      16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801      15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811      14,405,559.8417
============   ==== ==========       =========        =========      ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078          98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941         410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462       2,862,196.1934
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700       4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125       8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036      11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100      15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419      16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676      15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582      13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780      12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927      11,785,991.4468
============   ==== ==========       =========        =========      ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252       1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130       2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096       3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131       4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324       4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578       5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988       5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326       4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561       4,531,143.4256
============   ==== ==========       =========        =========      ===============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.173017        10.488634        2,055.1697
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007972         6.989945       86,085.4009
  01/01/2009    to  12/31/2009        6.989945         8.874139      130,523.0900
  01/01/2010    to  12/31/2010        8.874139         9.770954      133,631.5662
  01/01/2011    to  12/31/2011        9.770954         9.388157      134,479.7137
  01/01/2012    to  12/31/2012        9.388157        10.461928      134,985.4900
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037971         8.924700          793.5859
  01/01/2009    to  12/31/2009        8.924700         9.823148        6,424.6600
  01/01/2010    to  12/31/2010        9.823148        10.231419        5,955.5805
  01/01/2011    to  12/31/2011       10.231419        10.625827        6,863.2939
  01/01/2012    to  12/31/2012       10.625827        10.942791       36,511.7444
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997973         6.340094      319,373.4472
  01/01/2009    to  12/31/2009        6.340094         8.342480      608,303.0600
  01/01/2010    to  12/31/2010        8.342480         9.293873      664,310.4180
  01/01/2011    to  12/31/2011        9.293873         8.692032      722,457.7533
  01/01/2012    to  12/31/2012        8.692032         9.910548      631,771.0530
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987973         5.741807        7,907.8826
  01/01/2009    to  12/31/2009        5.741807         7.828570       13,921.9000
  01/01/2010    to  12/31/2010        7.828570         9.093560       12,038.4791
  01/01/2011    to  12/31/2011        9.093560         8.516420       12,903.3181
  01/01/2012    to  12/31/2012        8.516420         9.815118       13,690.2662
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087968         6.036171       38,050.3407
  01/01/2009    to  12/31/2009        6.036171         8.447296       23,736.9800
  01/01/2010    to  12/31/2010        8.447296         8.864145       18,084.1313
  01/01/2011    to  12/31/2011        8.864145         7.458837       21,222.7333
  01/01/2012    to  12/31/2012        7.458837         8.598458       23,813.6485
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017972         7.661591        100,502.7678
  01/01/2009    to  12/31/2009        7.661591         9.280852        187,563.8400
  01/01/2010    to  12/31/2010        9.280852        10.013393        189,268.3833
  01/01/2011    to  12/31/2011       10.013393         9.849039        142,622.0380
  01/01/2012    to  12/31/2012        9.849039        10.715470        122,067.2484
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.101593        11.472543              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.929073        10.219693              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.953305        11.897978              0.0000
  01/01/2009    to  12/31/2009       11.897978        17.128578          1,212.3500
  01/01/2010    to  12/31/2010       17.128578        19.466818            886.9092
  01/01/2011    to  12/31/2011       19.466818        19.558805          1,314.1493
  01/01/2012    to  12/31/2012       19.558805        22.374561          1,981.4421
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.855709        12.794986         45,010.2252
  01/01/2005    to  12/31/2005       12.794986        14.230000         30,250.8305
  01/01/2006    to  12/31/2006       14.230000        19.220070         17,542.3557
  01/01/2007    to  12/31/2007       19.220070        16.034691         12,649.5183
  01/01/2008    to  12/31/2008       16.034691         9.180346         16,143.5228
  01/01/2009    to  12/31/2009        9.180346        12.142370         15,117.9600
  01/01/2010    to  12/31/2010       12.142370        13.839867         12,287.8948
  01/01/2011    to  12/31/2011       13.839867        12.827651         11,715.3881
  01/01/2012    to  12/31/2012       12.827651        15.863844          9,592.8271
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.479597        11.935719         48,791.6765
  01/01/2005    to  12/31/2005       11.935719        13.186545         51,120.5123
  01/01/2006    to  12/31/2006       13.186545        14.976870         24,043.7225
  01/01/2007    to  12/31/2007       14.976870        15.156081         29,292.2006
  01/01/2008    to  12/31/2008       15.156081         9.510171         18,898.1368
  01/01/2009    to  12/31/2009        9.510171        12.351588         16,990.4700
  01/01/2010    to  12/31/2010       12.351588        15.063597         16,986.3611
  01/01/2011    to  12/31/2011       15.063597        13.857334         16,522.1875
  01/01/2012    to  12/31/2012       13.857334        16.066470          5,556.7864
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.177573        13.769159        230,863.0520
  01/01/2005    to  12/31/2005       13.769159        15.441940        158,355.4956
  01/01/2006    to  12/31/2006       15.441940        19.533086        108,165.6847
  01/01/2007    to  12/31/2007       19.533086        18.958612         87,082.6944
  01/01/2008    to  12/31/2008       18.958612        11.001265         72,349.0690
  01/01/2009    to  12/31/2009       11.001265        16.746123         66,622.4900
  01/01/2010    to  12/31/2010       16.746123        19.138699         60,606.8081
  01/01/2011    to  12/31/2011       19.138699        16.110007         56,537.4803
  01/01/2012    to  12/31/2012       16.110007        20.439093         49,185.7091
============   ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.044753         56,139.3888
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.543348        12.000973        165,274.7164
  01/01/2005    to  12/31/2005       12.000973        12.755483        108,774.4250
  01/01/2006    to  12/31/2006       12.755483        14.298273         80,841.0473
  01/01/2007    to  12/31/2007       14.298273        15.588625         57,486.6756
  01/01/2008    to  12/31/2008       15.588625         9.375599         48,629.5042
  01/01/2009    to  12/31/2009        9.375599        12.316433         45,843.5700
  01/01/2010    to  12/31/2010       12.316433        15.256580         42,271.6280
  01/01/2011    to  12/31/2011       15.256580        14.815549         37,329.1778
  01/01/2012    to  12/31/2012       14.815549        17.193866         34,300.0190
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      133.216266       136.590360              0.0000
  01/01/2011    to  12/31/2011      136.590360       123.974133              0.0000
  01/01/2012    to  12/31/2012      123.974133       149.089951             36.8854
============   ==== ==========      ==========       ==========        ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564133         9.976347            697.8087
  01/01/2008    to  12/31/2008        9.976347         5.698814          3,950.2942
  01/01/2009    to  12/31/2009        5.698814         6.895099          3,957.0800
  01/01/2010    to  12/31/2010        6.895099         7.810117          1,753.3524
  01/01/2011    to  12/31/2011        7.810117         7.372835          3,557.7005
  01/01/2012    to  12/31/2012        7.372835         8.154149          2,963.4250
============   ==== ==========      ==========       ==========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012693         1.046793              0.0000
============   ==== ==========      ==========       ==========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.784586         7.059930        296,726.6949
  01/01/2005    to  12/31/2005        7.059930         7.871843        162,040.2696
  01/01/2006    to  12/31/2006        7.871843         7.593588        111,626.2618
  01/01/2007    to  12/31/2007        7.593588         7.622609        105,497.1350
  01/01/2008    to  12/31/2008        7.622609         4.560348         90,565.1704
  01/01/2009    to  12/31/2009        4.560348         5.952366         84,370.0900
  01/01/2010    to  12/31/2010        5.952366         7.233279         79,807.5241
  01/01/2011    to  12/31/2011        7.233279         7.331562         65,703.6642
  01/01/2012    to  12/31/2012        7.331562         8.528399         60,276.0679
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246380        10.617665              0.0000
  01/01/2006    to  12/31/2006       10.617665        11.109693          1,423.2321
  01/01/2007    to  12/31/2007       11.109693        10.260797          1,395.0066
  01/01/2008    to  12/31/2008       10.260797         4.571011            410.6900
  01/01/2009    to  12/31/2009        4.571011         6.191014            409.9800
  01/01/2010    to  12/31/2010        6.191014         6.523369          1,814.1656
  01/01/2011    to  04/29/2011        6.523369         6.926195              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.308289            255.2590
  01/01/2007    to  12/31/2007       10.308289        12.936770            246.9440
  01/01/2008    to  12/31/2008       12.936770         7.713291            202.6024
  01/01/2009    to  12/31/2009        7.713291        10.662621          2,284.9900
  01/01/2010    to  12/31/2010       10.662621        12.771469          2,775.8390
  01/01/2011    to  12/31/2011       12.771469        12.351922          2,687.8389
  01/01/2012    to  12/31/2012       12.351922        14.177242          2,547.3428
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.721387        16.893911        245,537.7569
  01/01/2005    to  12/31/2005       16.893911        16.832770        166,981.9351
  01/01/2006    to  12/31/2006       16.832770        18.036741        133,196.8672
  01/01/2007    to  12/31/2007       18.036741        18.864032        104,356.1614
  01/01/2008    to  12/31/2008       18.864032        15.072423         74,535.0710
  01/01/2009    to  12/31/2009       15.072423        20.237261         69,123.3800
  01/01/2010    to  12/31/2010       20.237261        22.442270         65,685.7976
  01/01/2011    to  12/31/2011       22.442270        23.014253         61,178.1298
  01/01/2012    to  12/31/2012       23.014253        25.515082         60,117.6603
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.001474        15.765375        1,085.6774
  01/01/2009    to  12/31/2009       15.765375        19.582945        2,133.2300
  01/01/2010    to  12/31/2010       19.582945        24.131767        2,304.8528
  01/01/2011    to  12/31/2011       24.131767        22.814175        2,643.2608
  01/01/2012    to  12/31/2012       22.814175        25.685170        2,078.6600
============   ==== ==========       =========        =========       ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997466        10.191636            0.0000
  01/01/2011    to  12/31/2011       10.191636        10.206128        1,618.0723
  01/01/2012    to  12/31/2012       10.206128        10.752489        3,113.5619
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987467         9.737301        1,670.6736
  01/01/2012    to  12/31/2012        9.737301         9.978243        3,867.9243
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         6.579680        3,302.6415
  01/01/2009    to  12/31/2009        6.579680         8.066372        6,770.8900
  01/01/2010    to  12/31/2010        8.066372         8.791473        6,721.2331
  01/01/2011    to  12/31/2011        8.791473         8.583448        6,526.5112
  01/01/2012    to  12/31/2012        8.583448         9.597810        6,136.1470
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         7.011851       30,557.0204
  01/01/2009    to  12/31/2009        7.011851         8.848627       38,500.7800
  01/01/2010    to  12/31/2010        8.848627         9.559131       37,026.5989
  01/01/2011    to  12/31/2011        9.559131         9.219053       35,261.9511
  01/01/2012    to  12/31/2012        9.219053        10.508312       23,030.3125
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997973        10.864315            0.0000
  01/01/2010    to  12/31/2010       10.864315        12.109598            0.0000
  01/01/2011    to  12/31/2011       12.109598        11.848773            0.0000
  01/01/2012    to  12/31/2012       11.848773        13.292212            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.955906        10.386393       17,436.3029
============   ==== ==========       =========        =========       ===========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.446896          561.6269
  01/01/2007    to  12/31/2007       10.446896        14.009617        6,318.9796
  01/01/2008    to  12/31/2008       14.009617         6.115232       13,715.8085
  01/01/2009    to  12/31/2009        6.115232        10.142178       16,679.1100
  01/01/2010    to  12/31/2010       10.142178        12.311772       13,735.0711
  01/01/2011    to  12/31/2011       12.311772         9.825787       16,590.6244
  01/01/2012    to  12/31/2012        9.825787        11.467276       12,375.3903
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.438688        11.005663      231,891.2239
  01/01/2005    to  12/31/2005       11.005663        12.578868      149,421.7636
  01/01/2006    to  12/31/2006       12.578868        15.629281      103,323.8811
  01/01/2007    to  12/31/2007       15.629281        17.380306       89,520.3580
  01/01/2008    to  12/31/2008       17.380306         9.832803       72,073.4187
  01/01/2009    to  12/31/2009        9.832803        12.699490       69,430.7700
  01/01/2010    to  12/31/2010       12.699490        13.888670       67,141.5844
  01/01/2011    to  12/31/2011       13.888670        12.173685       60,980.1296
  01/01/2012    to  12/31/2012       12.173685        13.945926       56,152.9910
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       13.025894        13.371066      104,753.1368
  01/01/2005    to  12/31/2005       13.371066        14.184521       78,015.2519
  01/01/2006    to  12/31/2006       14.184521        15.968770       57,439.8739
  01/01/2007    to  12/31/2007       15.968770        15.249632       31,820.5955
  01/01/2008    to  12/31/2008       15.249632         9.235812       41,146.1818
  01/01/2009    to  12/31/2009        9.235812        12.399521       36,768.3600
  01/01/2010    to  12/31/2010       12.399521        14.954891       31,882.1071
  01/01/2011    to  12/31/2011       14.954891        13.906691       27,488.1786
  01/01/2012    to  12/31/2012       13.906691        14.371972       23,947.9294
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.148571        11.133696      258,616.5552
  01/01/2005    to  12/31/2005       11.133696        11.081785      162,046.1937
  01/01/2006    to  12/31/2006       11.081785        10.921289      110,090.4464
  01/01/2007    to  12/31/2007       10.921289        11.877609       76,135.2715
  01/01/2008    to  12/31/2008       11.877609        10.856050       68,051.1627
  01/01/2009    to  12/31/2009       10.856050        12.580586       66,167.4900
  01/01/2010    to  12/31/2010       12.580586        13.308523       59,031.8835
  01/01/2011    to  12/31/2011       13.308523        14.520839       58,227.1988
  01/01/2012    to  12/31/2012       14.520839        15.554886       55,618.5455
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.841670        11.891821        537,346.2811
  01/01/2005    to  12/31/2005       11.891821        11.936829        452,829.9286
  01/01/2006    to  12/31/2006       11.936829        12.248038        362,322.0875
  01/01/2007    to  12/31/2007       12.248038        12.931798        232,378.7300
  01/01/2008    to  12/31/2008       12.931798        12.746166        199,190.2100
  01/01/2009    to  12/31/2009       12.746166        14.768453        239,314.8100
  01/01/2010    to  12/31/2010       14.768453        15.682349        245,756.3698
  01/01/2011    to  12/31/2011       15.682349        15.883636        237,990.5006
  01/01/2012    to  12/31/2012       15.883636        17.036445        240,479.7670
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.508920        15.290033              0.0000
  01/01/2010    to  12/31/2010       15.290033        17.401179              0.0000
  01/01/2011    to  12/31/2011       17.401179        16.250555              0.0000
  01/01/2012    to  12/31/2012       16.250555        17.606464              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.723348        12.277328              0.0000
  01/01/2011    to  12/31/2011       12.277328        12.469565          1,190.3185
  01/01/2012    to  12/31/2012       12.469565        13.641918            391.8466
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.723820        10.856793              0.0000
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.152603         4.268726        112,515.1426
  01/01/2005    to  12/31/2005        4.268726         4.652342         73,377.0202
  01/01/2006    to  12/31/2006        4.652342         4.811473         53,797.5681
  01/01/2007    to  12/31/2007        4.811473         6.211678         46,342.0644
  01/01/2008    to  12/31/2008        6.211678         3.386970         41,013.4280
  01/01/2009    to  12/31/2009        3.386970         5.285767         35,377.8300
  01/01/2010    to  12/31/2010        5.285767         6.625790         32,714.3506
  01/01/2011    to  12/31/2011        6.625790         5.860930         30,870.3967
  01/01/2012    to  12/31/2012        5.860930         6.450107         30,927.1574
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010671         1.064850              0.0000
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.288218         8.446522              0.0000
  01/01/2009    to  12/31/2009        8.446522        10.355272             66.5500
  01/01/2010    to  12/31/2010       10.355272        11.409705          1,870.7870
  01/01/2011    to  12/31/2011       11.409705        11.319849         15,298.9054
  01/01/2012    to  12/31/2012       11.319849        12.538608         14,746.7032
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.674129         7.743759          216.5608
  01/01/2009    to  12/31/2009        7.743759         9.813878        3,172.2900
  01/01/2010    to  12/31/2010        9.813878        10.997693        3,145.5779
  01/01/2011    to  12/31/2011       10.997693        10.566641        2,319.0931
  01/01/2012    to  12/31/2012       10.566641        11.931151        2,241.6971
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       45.488140        47.070287      143,844.3722
  01/01/2005    to  12/31/2005       47.070287        47.777236       94,583.9784
  01/01/2006    to  12/31/2006       47.777236        55.245718       67,507.2311
  01/01/2007    to  12/31/2007       55.245718        56.245743       51,982.2708
  01/01/2008    to  12/31/2008       56.245743        35.152266       41,546.9647
  01/01/2009    to  12/31/2009       35.152266        40.854887       41,563.7700
  01/01/2010    to  12/31/2010       40.854887        46.932127       39,758.8033
  01/01/2011    to  12/31/2011       46.932127        44.225853       36,988.1031
  01/01/2012    to  12/31/2012       44.225853        51.215775       34,832.7959
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.730543         6.998318      192,077.1363
  01/01/2005    to  12/31/2005        6.998318         7.875340      178,974.5052
  01/01/2006    to  12/31/2006        7.875340         8.207928      123,352.6902
  01/01/2007    to  12/31/2007        8.207928         9.477722       83,985.0394
  01/01/2008    to  12/31/2008        9.477722         5.605335       76,620.0010
  01/01/2009    to  12/31/2009        5.605335         8.004745       75,446.0500
  01/01/2010    to  12/31/2010        8.004745        10.033512       63,850.2223
  01/01/2011    to  12/31/2011       10.033512         9.687665       57,984.5631
  01/01/2012    to  12/31/2012        9.687665        10.810320       58,251.1471
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.572920        14.150432      216,689.5114
  01/01/2005    to  12/31/2005       14.150432        16.042051      136,348.5913
  01/01/2006    to  12/31/2006       16.042051        17.816693       95,197.2973
  01/01/2007    to  12/31/2007       17.816693        16.959964       64,849.6031
  01/01/2008    to  12/31/2008       16.959964        11.683140       56,372.5825
  01/01/2009    to  12/31/2009       11.683140        14.502604       52,185.4100
  01/01/2010    to  12/31/2010       14.502604        17.069739       46,703.7957
  01/01/2011    to  12/31/2011       17.069739        15.251803       40,765.9425
  01/01/2012    to  12/31/2012       15.251803        17.663668       32,686.6518
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.470070        11.081524       46,150.8224
  01/01/2005    to  12/31/2005       11.081524        12.114562       20,890.7638
  01/01/2006    to  12/31/2006       12.114562        12.615221       15,653.1315
  01/01/2007    to  12/31/2007       12.615221        15.373078       13,501.0891
  01/01/2008    to  12/31/2008       15.373078         7.801833       12,591.8381
  01/01/2009    to  12/31/2009        7.801833        11.271134       11,468.1300
  01/01/2010    to  12/31/2010       11.271134        14.070208       10,394.2828
  01/01/2011    to  12/31/2011       14.070208        12.781608        7,634.2567
  01/01/2012    to  12/31/2012       12.781608        13.301322        7,957.6116
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479        10.444315        2,333.5840
  01/01/2006    to  12/31/2006       10.444315        11.899361        3,784.6458
  01/01/2007    to  12/31/2007       11.899361        11.388978       27,043.4696
  01/01/2008    to  12/31/2008       11.388978         7.164665       24,855.0391
  01/01/2009    to  12/31/2009        7.164665         8.902221       23,838.0300
  01/01/2010    to  12/31/2010        8.902221        10.037209       21,919.6346
  01/01/2011    to  12/31/2011       10.037209         9.707455       21,779.8544
  01/01/2012    to  12/31/2012        9.707455        11.285093       21,495.0248
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.741020        14.192683            0.0000
  01/01/2010    to  12/31/2010       14.192683        14.719838            0.0000
  01/01/2011    to  12/31/2011       14.719838        15.484013            0.0000
  01/01/2012    to  12/31/2012       15.484013        15.743288            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.783649         9.857293      158,562.9097
  01/01/2006    to  12/31/2006        9.857293        10.117516      245,463.4248
  01/01/2007    to  12/31/2007       10.117516        10.409201       67,437.9218
  01/01/2008    to  12/31/2008       10.409201        10.483469       75,342.9405
  01/01/2009    to  12/31/2009       10.483469        10.317359       74,026.6000
  01/01/2010    to  12/31/2010       10.317359        10.128233       68,948.2130
  01/01/2011    to  12/31/2011       10.128233         9.943078       94,639.3738
  01/01/2012    to  12/31/2012        9.943078         9.759823       91,103.1585
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.791411         9.785589      117,982.8461
  01/01/2005    to  04/30/2005        9.785589         9.784024            0.0000
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.424151        11.718663        523,987.2435
  01/01/2005    to  12/31/2005       11.718663        12.670581        346,375.7520
  01/01/2006    to  12/31/2006       12.670581        14.230888        258,935.3902
  01/01/2007    to  12/31/2007       14.230888        14.587722        205,153.2710
  01/01/2008    to  12/31/2008       14.587722         8.669209        158,674.9582
  01/01/2009    to  12/31/2009        8.669209        11.218935        160,101.0100
  01/01/2010    to  12/31/2010       11.218935        12.314837        146,946.1678
  01/01/2011    to  12/31/2011       12.314837        11.584307        137,154.2561
  01/01/2012    to  12/31/2012       11.584307        12.815171        124,413.2669
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.992406        10.354060        235,347.4933
  01/01/2005    to  12/31/2005       10.354060        11.540848        146,853.3755
  01/01/2006    to  12/31/2006       11.540848        11.615805        107,480.6946
  01/01/2007    to  12/31/2007       11.615805        12.700292         87,597.7229
  01/01/2008    to  12/31/2008       12.700292         7.910484         71,979.9718
  01/01/2009    to  12/31/2009        7.910484        10.837784         70,914.2000
  01/01/2010    to  12/31/2010       10.837784        11.842929         64,472.5268
  01/01/2011    to  12/31/2011       11.842929        11.652065         52,678.0802
  01/01/2012    to  12/31/2012       11.652065        13.216751        117,271.6891
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        7.997267         8.218854        507,432.8159
  01/01/2005    to  12/31/2005        8.218854         8.449002        373,192.9489
  01/01/2006    to  12/31/2006        8.449002         8.926249        266,484.6490
  01/01/2007    to  12/31/2007        8.926249        10.013742        165,790.0289
  01/01/2008    to  12/31/2008       10.013742         5.313801        148,548.9957
  01/01/2009    to  12/31/2009        5.313801         7.496112        145,351.3500
  01/01/2010    to  12/31/2010        7.496112         8.050256        131,751.7732
  01/01/2011    to  12/31/2011        8.050256         7.793885        115,975.2707
  01/01/2012    to  04/27/2012        7.793885         8.755258              0.0000
============   ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.464712        14.867391        223,812.3240
  01/01/2005    to  12/31/2005       14.867391        16.012543        153,793.3601
  01/01/2006    to  12/31/2006       16.012543        17.633463        115,611.2611
  01/01/2007    to  12/31/2007       17.633463        16.083868         92,906.8769
  01/01/2008    to  12/31/2008       16.083868         8.504402         75,050.6081
  01/01/2009    to  12/31/2009        8.504402        11.787932         72,085.5700
  01/01/2010    to  12/31/2010       11.787932        13.280010         65,377.1216
  01/01/2011    to  12/31/2011       13.280010        13.883244         55,512.1665
  01/01/2012    to  12/31/2012       13.883244        15.205726         49,926.9045
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064392        10.128163            0.0000
  01/01/2009    to  12/31/2009       10.128163        14.189621            0.0000
  01/01/2010    to  12/31/2010       14.189621        17.076373            0.0000
  01/01/2011    to  12/31/2011       17.076373        14.039305            0.0000
  01/01/2012    to  12/31/2012       14.039305        16.248019            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.648605        13.233978            0.0000
  01/01/2010    to  12/31/2010       13.233978        16.358764            0.0000
  01/01/2011    to  12/31/2011       16.358764        15.699841            0.0000
  01/01/2012    to  12/31/2012       15.699841        18.071495            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.890240        11.202844      248,811.6175
  01/01/2005    to  12/31/2005       11.202844        11.479328      168,158.7522
  01/01/2006    to  12/31/2006       11.479328        12.980887       52,226.3920
  01/01/2007    to  12/31/2007       12.980887        13.375541      150,853.5443
  01/01/2008    to  12/31/2008       13.375541         8.237445      182,863.0177
  01/01/2009    to  12/31/2009        8.237445        10.182507       52,612.6300
  01/01/2010    to  12/31/2010       10.182507        11.444426       49,563.4749
  01/01/2011    to  12/31/2011       11.444426        11.418801       48,291.1268
  01/01/2012    to  12/31/2012       11.418801        12.937763       44,487.4878
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.802565        11.309787            0.0000
  01/01/2010    to  12/31/2010       11.309787        11.964646          857.5895
  01/01/2011    to  12/31/2011       11.964646        10.259521          857.5895
  01/01/2012    to  12/31/2012       10.259521        11.877164            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.911678        13.390778            0.0000
  01/01/2010    to  12/31/2010       13.390778        16.635105        1,991.2476
  01/01/2011    to  12/31/2011       16.635105        15.623989        2,284.9703
  01/01/2012    to  12/31/2012       15.623989        17.781579          774.1967
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.600846        14.709421           63.7400
  01/01/2010    to  12/31/2010       14.709421        18.631121           60.7982
  01/01/2011    to  12/31/2011       18.631121        15.240348           59.9462
  01/01/2012    to  12/31/2012       15.240348        15.345209          538.3166
============   ==== ==========       =========        =========      ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970        15.012670               0.0000
  01/01/2006    to  12/31/2006       15.012670        15.315203               0.0000
  01/01/2007    to  12/31/2007       15.315203        15.639329               0.0000
  01/01/2008    to  12/31/2008       15.639329        15.270192           1,846.5180
  01/01/2009    to  12/31/2009       15.270192        15.601953           2,943.7800
  01/01/2010    to  12/31/2010       15.601953        16.157228           2,851.3381
  01/01/2011    to  12/31/2011       16.157228        16.697088           3,089.1574
  01/01/2012    to  12/31/2012       16.697088        16.888930           3,082.4803
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300094        10.683922         313,506.4839
  01/01/2005    to  12/31/2005       10.683922        11.577371         430,425.4406
  01/01/2006    to  12/31/2006       11.577371        12.916899         300,780.4970
  01/01/2007    to  12/31/2007       12.916899        13.044878         246,987.2177
  01/01/2008    to  12/31/2008       13.044878         7.578746         205,542.7781
  01/01/2009    to  12/31/2009        7.578746         9.868646         102,447.8800
  01/01/2010    to  12/31/2010        9.868646        11.286480         100,493.2394
  01/01/2011    to  12/31/2011       11.286480        10.440030          69,623.0610
  01/01/2012    to  12/31/2012       10.440030        11.963387          64,461.0130
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100278        10.388031       1,095,460.4190
  01/01/2005    to  12/31/2005       10.388031        10.924448       1,518,509.1122
  01/01/2006    to  12/31/2006       10.924448        12.009340       1,353,876.9222
  01/01/2007    to  12/31/2007       12.009340        12.363600         992,096.7154
  01/01/2008    to  12/31/2008       12.363600         8.260324       1,040,094.8640
  01/01/2009    to  12/31/2009        8.260324        10.406662         989,443.5200
  01/01/2010    to  12/31/2010       10.406662        11.603890         885,725.9185
  01/01/2011    to  12/31/2011       11.603890        11.197649         792,962.3527
  01/01/2012    to  12/31/2012       11.197649        12.522590         801,451.4400
============   ==== ==========       =========        =========       ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940425        10.104276        153,591.7352
  01/01/2005    to  12/31/2005       10.104276        10.363953        251,534.7318
  01/01/2006    to  12/31/2006       10.363953        11.052104        313,292.4537
  01/01/2007    to  12/31/2007       11.052104        11.490612        147,079.7652
  01/01/2008    to  12/31/2008       11.490612         8.950055        162,193.1192
  01/01/2009    to  12/31/2009        8.950055        10.798717        147,812.2000
  01/01/2010    to  12/31/2010       10.798717        11.756596        167,945.3825
  01/01/2011    to  12/31/2011       11.756596        11.746461        118,704.7816
  01/01/2012    to  12/31/2012       11.746461        12.788163        147,726.1730
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240149        10.598859        942,922.3404
  01/01/2005    to  12/31/2005       10.598859        11.354567      1,421,066.3342
  01/01/2006    to  12/31/2006       11.354567        12.662408      1,388,212.2759
  01/01/2007    to  12/31/2007       12.662408        13.013546      1,241,592.4764
  01/01/2008    to  12/31/2008       13.013546         7.936885      1,095,212.2294
  01/01/2009    to  12/31/2009        7.936885        10.136478      1,027,215.3400
  01/01/2010    to  12/31/2010       10.136478        11.492124        973,001.0323
  01/01/2011    to  12/31/2011       11.492124        10.844888        910,071.4310
  01/01/2012    to  12/31/2012       10.844888        12.318535        738,896.6973
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010360        10.224440        261,597.0194
  01/01/2005    to  12/31/2005       10.224440        10.620994        516,230.8694
  01/01/2006    to  12/31/2006       10.620994        11.493723        439,888.5144
  01/01/2007    to  12/31/2007       11.493723        11.982205        424,132.3580
  01/01/2008    to  12/31/2008       11.982205         8.654300        444,337.2995
  01/01/2009    to  12/31/2009        8.654300        10.711902        508,594.3400
  01/01/2010    to  12/31/2010       10.711902        11.819527        462,327.0831
  01/01/2011    to  12/31/2011       11.819527        11.589772        450,481.3934
  01/01/2012    to  12/31/2012       11.589772        12.786266        416,097.3608
============   ==== ==========       =========        =========      ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.162767        10.471040       17,116.5278
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007863         6.985129      247,128.3951
  01/01/2009    to  12/31/2009        6.985129         8.859165      405,432.4900
  01/01/2010    to  12/31/2010        8.859165         9.744728      471,102.9551
  01/01/2011    to  12/31/2011        9.744728         9.353622      437,306.8908
  01/01/2012    to  12/31/2012        9.353622        10.412975      477,902.5123
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037861         8.918564       26,625.6577
  01/01/2009    to  12/31/2009        8.918564         9.806590       55,512.6800
  01/01/2010    to  12/31/2010        9.806590        10.203969       35,921.4712
  01/01/2011    to  12/31/2011       10.203969        10.586761       23,126.4336
  01/01/2012    to  12/31/2012       10.586761        10.891608       26,382.9353
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997863         6.335721      342,467.7940
  01/01/2009    to  12/31/2009        6.335721         8.328398      387,925.2300
  01/01/2010    to  12/31/2010        8.328398         9.268923      403,333.3306
  01/01/2011    to  12/31/2011        9.268923         8.660050      378,977.8196
  01/01/2012    to  12/31/2012        8.660050         9.864168      347,584.8317
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987864         5.737844       34,292.0623
  01/01/2009    to  12/31/2009        5.737844         7.815349       65,519.0400
  01/01/2010    to  12/31/2010        7.815349         9.069140       94,951.8538
  01/01/2011    to  12/31/2011        9.069140         8.485078       65,500.7873
  01/01/2012    to  12/31/2012        8.485078         9.769178       74,633.9478
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087858         6.032009        9,037.7003
  01/01/2009    to  12/31/2009        6.032009         8.433038       24,465.3500
  01/01/2010    to  12/31/2010        8.433038         8.840352       24,139.3809
  01/01/2011    to  12/31/2011        8.840352         7.431387       18,382.8603
  01/01/2012    to  12/31/2012        7.431387         8.558211       16,763.3039
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017862         7.656316       91,299.7077
  01/01/2009    to  12/31/2009        7.656316         9.265198      175,606.0900
  01/01/2010    to  12/31/2010        9.265198         9.986521      157,981.4642
  01/01/2011    to  12/31/2011        9.986521         9.812816      166,117.1268
  01/01/2012    to  12/31/2012        9.812816        10.665337      110,003.1333
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.090112        11.452993       25,106.9097
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.919068        10.202547       21,727.7972
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.768304        11.752040        7,008.9842
  01/01/2009    to  12/31/2009       11.752040        16.901599       18,151.2800
  01/01/2010    to  12/31/2010       16.901599        19.189673       22,030.1889
  01/01/2011    to  12/31/2011       19.189673        19.261135       15,793.4653
  01/01/2012    to  12/31/2012       19.261135        22.011911       18,826.5153
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.849027        12.786410      114,502.2619
  01/01/2005    to  12/31/2005       12.786410        14.206292       88,848.7729
  01/01/2006    to  12/31/2006       14.206292        19.168944       85,305.6392
  01/01/2007    to  12/31/2007       19.168944        15.975954       62,137.9382
  01/01/2008    to  12/31/2008       15.975954         9.137520       52,954.4948
  01/01/2009    to  12/31/2009        9.137520        12.073645       70,405.0100
  01/01/2010    to  12/31/2010       12.073645        13.747804       75,081.1362
  01/01/2011    to  12/31/2011       13.747804        12.729608       73,241.4745
  01/01/2012    to  12/31/2012       12.729608        15.726790       68,000.1568
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.473123        11.927714      142,065.1794
  01/01/2005    to  12/31/2005       11.927714        13.164574      122,093.5893
  01/01/2006    to  12/31/2006       13.164574        14.937015      134,081.5147
  01/01/2007    to  12/31/2007       14.937015        15.100556      129,774.7861
  01/01/2008    to  12/31/2008       15.100556         9.465811      101,137.0765
  01/01/2009    to  12/31/2009        9.465811        12.281690       86,412.0900
  01/01/2010    to  12/31/2010       12.281690        14.963407       77,478.7793
  01/01/2011    to  12/31/2011       14.963407        13.751431       71,067.2109
  01/01/2012    to  12/31/2012       13.751431        15.927672       72,350.6927
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.136478        13.724756        550,471.8629
  01/01/2005    to  12/31/2005       13.724756        15.376806        396,646.9291
  01/01/2006    to  12/31/2006       15.376806        19.431318        329,647.6518
  01/01/2007    to  12/31/2007       19.431318        18.840873        252,360.2886
  01/01/2008    to  12/31/2008       18.840873        10.921961        229,162.4980
  01/01/2009    to  12/31/2009       10.921961        16.608788        190,461.9800
  01/01/2010    to  12/31/2010       16.608788        18.962797        174,232.5487
  01/01/2011    to  12/31/2011       18.962797        15.946001        168,338.9767
  01/01/2012    to  12/31/2012       15.946001        20.210702        162,084.9629
============   ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010622         1.044035        206,558.6070
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.507345        11.962265        389,543.2718
  01/01/2005    to  12/31/2005       11.962265        12.701673        244,690.7282
  01/01/2006    to  12/31/2006       12.701673        14.223758        206,722.6073
  01/01/2007    to  12/31/2007       14.223758        15.491799        155,547.7398
  01/01/2008    to  12/31/2008       15.491799         9.308000        124,361.7001
  01/01/2009    to  12/31/2009        9.308000        12.215411        116,213.6600
  01/01/2010    to  12/31/2010       12.215411        15.116340        102,856.1487
  01/01/2011    to  12/31/2011       15.116340        14.664720         89,194.1004
  01/01/2012    to  12/31/2012       14.664720        17.001734         81,457.7210
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      129.521035       132.713558              0.0000
  01/01/2011    to  12/31/2011      132.713558       120.335247             15.7544
  01/01/2012    to  12/31/2012      120.335247       144.568601             97.4233
============   ==== ==========      ==========       ==========        ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563816         9.974677          1,619.1407
  01/01/2008    to  12/31/2008        9.974677         5.692132          2,463.4583
  01/01/2009    to  12/31/2009        5.692132         6.880133          4,867.3400
  01/01/2010    to  12/31/2010        6.880133         7.785384          9,520.2956
  01/01/2011    to  12/31/2011        7.785384         7.342156         15,059.0396
  01/01/2012    to  12/31/2012        7.342156         8.112065         13,069.9040
============   ==== ==========      ==========       ==========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012676         1.046073         84,565.2305
============   ==== ==========      ==========       ==========        ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.760362         7.033972        629,095.3018
  01/01/2005    to  12/31/2005        7.033972         7.835087        338,041.3072
  01/01/2006    to  12/31/2006        7.835087         7.550591        286,797.7153
  01/01/2007    to  12/31/2007        7.550591         7.571829        237,113.8146
  01/01/2008    to  12/31/2008        7.571829         4.525416        206,204.9924
  01/01/2009    to  12/31/2009        4.525416         5.900867        174,184.9900
  01/01/2010    to  12/31/2010        5.900867         7.163541        158,050.5121
  01/01/2011    to  12/31/2011        7.163541         7.253635        161,956.9545
  01/01/2012    to  12/31/2012        7.253635         8.429276        152,984.9348
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920              0.0000
  01/01/2006    to  12/31/2006       10.615920        11.096791         59,037.7205
  01/01/2007    to  12/31/2007       11.096791        10.238575         52,383.1459
  01/01/2008    to  12/31/2008       10.238575         4.556518         42,040.1580
  01/01/2009    to  12/31/2009        4.556518         6.165216         36,463.0700
  01/01/2010    to  12/31/2010        6.165216         6.489699         27,971.9118
  01/01/2011    to  04/29/2011        6.489699         6.888201              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.301369          4,177.1932
  01/01/2007    to  12/31/2007       10.301369        12.915102         12,581.8406
  01/01/2008    to  12/31/2008       12.915102         7.692637         31,110.2550
  01/01/2009    to  12/31/2009        7.692637        10.623452         31,486.0100
  01/01/2010    to  12/31/2010       10.623452        12.711856         36,368.6850
  01/01/2011    to  12/31/2011       12.711856        12.282006         37,793.2478
  01/01/2012    to  12/31/2012       12.282006        14.082838         37,263.3349
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.661729        16.831840        507,597.9918
  01/01/2005    to  12/31/2005       16.831840        16.754206        320,167.1522
  01/01/2006    to  12/31/2006       16.754206        17.934664        283,524.5148
  01/01/2007    to  12/31/2007       17.934664        18.738425        236,021.3704
  01/01/2008    to  12/31/2008       18.738425        14.957050        184,746.6375
  01/01/2009    to  12/31/2009       14.957050        20.062309        166,245.5700
  01/01/2010    to  12/31/2010       20.062309        22.226037        154,309.3238
  01/01/2011    to  12/31/2011       22.226037        22.769795        125,692.7997
  01/01/2012    to  12/31/2012       22.769795        25.218708        116,723.6564
============   ==== ==========       =========        =========        ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.746226        15.587128          712.8621
  01/01/2009    to  12/31/2009       15.587128        19.342182        1,453.3300
  01/01/2010    to  12/31/2010       19.342182        23.811291        1,111.6743
  01/01/2011    to  12/31/2011       23.811291        22.488737        1,178.7869
  01/01/2012    to  12/31/2012       22.488737        25.293348        1,012.1481
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744        1,992.9144
  01/01/2011    to  12/31/2011       10.184744        10.189062        9,061.3927
  01/01/2012    to  12/31/2012       10.189062        10.723728       17,976.6121
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987330         9.730713            0.0000
  01/01/2012    to  12/31/2012        9.730713         9.961476        6,632.3875
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         6.575143       15,357.3792
  01/01/2009    to  12/31/2009        6.575143         8.052755       25,239.8900
  01/01/2010    to  12/31/2010        8.052755         8.767870       40,146.9217
  01/01/2011    to  12/31/2011        8.767870         8.551865       30,803.8214
  01/01/2012    to  12/31/2012        8.551865         9.552891       39,125.1008
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         7.007020      115,128.7654
  01/01/2009    to  12/31/2009        7.007020         8.833697      132,292.4200
  01/01/2010    to  12/31/2010        8.833697         9.533474      129,220.0462
  01/01/2011    to  12/31/2011        9.533474         9.185137      127,195.0984
  01/01/2012    to  12/31/2012        9.185137        10.459139      120,555.8015
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997863        10.857030            0.0000
  01/01/2010    to  12/31/2010       10.857030        12.089395            0.0000
  01/01/2011    to  12/31/2011       12.089395        11.817213            0.0000
  01/01/2012    to  12/31/2012       11.817213        13.243492            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.945874        10.368971       40,425.6478
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.439878        3,565.7911
  01/01/2007    to  12/31/2007       10.439878        13.986146       14,212.1079
  01/01/2008    to  12/31/2008       13.986146         6.098843       31,768.9897
  01/01/2009    to  12/31/2009        6.098843        10.104896       41,673.8900
  01/01/2010    to  12/31/2010       10.104896        12.254278       62,091.7280
  01/01/2011    to  12/31/2011       12.254278         9.770137       60,354.5036
  01/01/2012    to  12/31/2012        9.770137        11.390879       54,478.1015
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.401415        10.965198      398,085.6997
  01/01/2005    to  12/31/2005       10.965198        12.520131      273,659.5838
  01/01/2006    to  12/31/2006       12.520131        15.540801      223,874.8190
  01/01/2007    to  12/31/2007       15.540801        17.264543      189,253.7645
  01/01/2008    to  12/31/2008       17.264543         9.757497      151,119.3154
  01/01/2009    to  12/31/2009        9.757497        12.589633      140,063.1600
  01/01/2010    to  12/31/2010       12.589633        13.754786      128,536.8291
  01/01/2011    to  12/31/2011       13.754786        12.044296      120,940.6774
  01/01/2012    to  12/31/2012       12.044296        13.783845      114,381.3693
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       12.985300        13.327972      181,957.0913
  01/01/2005    to  12/31/2005       13.327972        14.124717      143,287.1714
  01/01/2006    to  12/31/2006       14.124717        15.885596      124,762.9820
  01/01/2007    to  12/31/2007       15.885596        15.154954       91,522.2990
  01/01/2008    to  12/31/2008       15.154954         9.169250       81,268.0723
  01/01/2009    to  12/31/2009        9.169250        12.297858       72,179.9000
  01/01/2010    to  12/31/2010       12.297858        14.817473       66,747.8697
  01/01/2011    to  12/31/2011       14.817473        13.765157       61,224.9184
  01/01/2012    to  12/31/2012       13.765157        14.211408       58,423.5467
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.131138        11.115098      681,673.5676
  01/01/2005    to  12/31/2005       11.115098        11.052243      474,048.0283
  01/01/2006    to  12/31/2006       11.052243        10.881314      457,046.4540
  01/01/2007    to  12/31/2007       10.881314        11.822245      321,537.7538
  01/01/2008    to  12/31/2008       11.822245        10.794618      270,041.0819
  01/01/2009    to  12/31/2009       10.794618        12.496906      265,415.7500
  01/01/2010    to  12/31/2010       12.496906        13.206793      290,028.0168
  01/01/2011    to  12/31/2011       13.206793        14.395490      249,325.1142
  01/01/2012    to  12/31/2012       14.395490        15.405124      229,392.2275
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.799400        11.848106        601,369.3975
  01/01/2005    to  12/31/2005       11.848106        11.881093        473,717.8830
  01/01/2006    to  12/31/2006       11.881093        12.178696        471,678.8699
  01/01/2007    to  12/31/2007       12.178696        12.845665        385,393.4232
  01/01/2008    to  12/31/2008       12.845665        12.648587        302,282.6793
  01/01/2009    to  12/31/2009       12.648587        14.640758        298,345.6900
  01/01/2010    to  12/31/2010       14.640758        15.531222        297,009.9795
  01/01/2011    to  12/31/2011       15.531222        15.714895        262,311.0609
  01/01/2012    to  12/31/2012       15.714895        16.838529        260,252.9565
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.319591        15.048694              0.0000
  01/01/2010    to  12/31/2010       15.048694        17.109420          2,080.2954
  01/01/2011    to  12/31/2011       17.109420        15.962150          2,281.1137
  01/01/2012    to  12/31/2012       15.962150        17.276625            678.7053
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.702120        12.246981         10,841.4375
  01/01/2011    to  12/31/2011       12.246981        12.426349         13,927.8737
  01/01/2012    to  12/31/2012       12.426349        13.580985         13,230.3912
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.713021        10.838586              0.0000
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.137757         4.253011        254,330.4214
  01/01/2005    to  12/31/2005        4.253011         4.630596        169,396.8606
  01/01/2006    to  12/31/2006        4.630596         4.784208        156,555.0341
  01/01/2007    to  12/31/2007        4.784208         6.170276        104,826.6730
  01/01/2008    to  12/31/2008        6.170276         3.361013        115,851.3457
  01/01/2009    to  12/31/2009        3.361013         5.240020        114,924.1000
  01/01/2010    to  12/31/2010        5.240020         6.561892        100,288.6103
  01/01/2011    to  12/31/2011        6.561892         5.798617         90,938.9506
  01/01/2012    to  12/31/2012        5.798617         6.375121         89,564.3301
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010654         1.064118        144,406.2734
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.262436         8.419070              0.0000
  01/01/2009    to  12/31/2009        8.419070        10.311303         49,410.8100
  01/01/2010    to  12/31/2010       10.311303        11.349916        176,264.1408
  01/01/2011    to  12/31/2011       11.349916        11.249304        170,937.6771
  01/01/2012    to  12/31/2012       11.249304        12.447953        161,459.6898
============   ==== ==========       =========        =========        ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.650252         7.718586            0.0000
  01/01/2009    to  12/31/2009        7.718586         9.772201       74,779.6700
  01/01/2010    to  12/31/2010        9.772201        10.940057       75,235.6342
  01/01/2011    to  12/31/2011       10.940057        10.500781       50,745.5398
  01/01/2012    to  12/31/2012       10.500781        11.844879       65,549.8613
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       45.325751        46.897242      274,129.0778
  01/01/2005    to  12/31/2005       46.897242        47.554144      197,837.6370
  01/01/2006    to  12/31/2006       47.554144        54.932958      162,621.3318
  01/01/2007    to  12/31/2007       54.932958        55.871106      131,605.0359
  01/01/2008    to  12/31/2008       55.871106        34.883018      113,425.9250
  01/01/2009    to  12/31/2009       34.883018        40.501421       98,579.8300
  01/01/2010    to  12/31/2010       40.501421        46.479634       91,240.5657
  01/01/2011    to  12/31/2011       46.479634        43.755758       83,155.2969
  01/01/2012    to  12/31/2012       43.755758        50.620493       81,000.1763
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.706510         6.972583      502,913.3232
  01/01/2005    to  12/31/2005        6.972583         7.838563      437,854.0038
  01/01/2006    to  12/31/2006        7.838563         8.161451      392,154.8810
  01/01/2007    to  12/31/2007        8.161451         9.414586      290,700.1249
  01/01/2008    to  12/31/2008        9.414586         5.562399      269,233.9306
  01/01/2009    to  12/31/2009        5.562399         7.935494      230,398.1300
  01/01/2010    to  12/31/2010        7.935494         9.936782      213,748.4078
  01/01/2011    to  12/31/2011        9.936782         9.584698      186,238.2713
  01/01/2012    to  12/31/2012        9.584698        10.684677      186,593.6013
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.538189        14.112717      495,535.8478
  01/01/2005    to  12/31/2005       14.112717        15.983358      360,659.7052
  01/01/2006    to  12/31/2006       15.983358        17.733811      309,021.3235
  01/01/2007    to  12/31/2007       17.733811        16.864090      246,718.3199
  01/01/2008    to  12/31/2008       16.864090        11.605429      209,387.3045
  01/01/2009    to  12/31/2009       11.605429        14.391738      192,639.2200
  01/01/2010    to  12/31/2010       14.391738        16.922341      180,541.9664
  01/01/2011    to  12/31/2011       16.922341        15.105017      159,773.2024
  01/01/2012    to  12/31/2012       15.105017        17.476104      146,138.4718
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.464160        11.074086        118,629.4368
  01/01/2005    to  12/31/2005       11.074086        12.094369         66,687.1437
  01/01/2006    to  12/31/2006       12.094369        12.581631         58,131.3721
  01/01/2007    to  12/31/2007       12.581631        15.316742         48,922.0146
  01/01/2008    to  12/31/2008       15.316742         7.765426         45,343.6480
  01/01/2009    to  12/31/2009        7.765426        11.207329         42,080.6500
  01/01/2010    to  12/31/2010       11.207329        13.976597         39,024.0268
  01/01/2011    to  12/31/2011       13.976597        12.683903         33,746.7650
  01/01/2012    to  12/31/2012       12.683903        13.186379         29,374.7580
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397        10.437309         22,937.3191
  01/01/2006    to  12/31/2006       10.437309        11.879528         26,217.2389
  01/01/2007    to  12/31/2007       11.879528        11.358566         37,571.1133
  01/01/2008    to  12/31/2008       11.358566         7.138352         24,956.2525
  01/01/2009    to  12/31/2009        7.138352         8.860663         21,589.4200
  01/01/2010    to  12/31/2010        8.860663         9.980379         10,846.1914
  01/01/2011    to  12/31/2011        9.980379         9.642864          7,986.0999
  01/01/2012    to  12/31/2012        9.642864        11.198746         10,731.8045
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.597790        14.035364         16,144.6100
  01/01/2010    to  12/31/2010       14.035364        14.542133         26,759.3109
  01/01/2011    to  12/31/2011       14.542133        15.281843         25,068.2301
  01/01/2012    to  12/31/2012       15.281843        15.522125         24,765.6197
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.744446         9.811288        241,354.8437
  01/01/2006    to  12/31/2006        9.811288        10.060259        322,787.7269
  01/01/2007    to  12/31/2007       10.060259        10.339891        319,708.0392
  01/01/2008    to  12/31/2008       10.339891        10.403231        934,354.7917
  01/01/2009    to  12/31/2009       10.403231        10.228161        715,036.1700
  01/01/2010    to  12/31/2010       10.228161        10.030636        544,397.2926
  01/01/2011    to  12/31/2011       10.030636         9.837451        574,314.8964
  01/01/2012    to  12/31/2012        9.837451         9.646441        694,345.4688
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.756480         9.749636        109,338.1582
  01/01/2005    to  04/30/2005        9.749636         9.744900              0.0000
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.383384        11.675597        1,053,601.8886
  01/01/2005    to  12/31/2005       11.675597        12.611440          802,856.7278
  01/01/2006    to  12/31/2006       12.611440        14.150347          732,582.4672
  01/01/2007    to  12/31/2007       14.150347        14.490582          629,818.0045
  01/01/2008    to  12/31/2008       14.490582         8.602823          555,745.0783
  01/01/2009    to  12/31/2009        8.602823        11.121899          516,469.9700
  01/01/2010    to  12/31/2010       11.121899        12.196133          454,879.5240
  01/01/2011    to  12/31/2011       12.196133        11.461201          404,214.7372
  01/01/2012    to  12/31/2012       11.461201        12.666252          385,526.4756
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.966797        10.326422          507,473.3565
  01/01/2005    to  12/31/2005       10.326422        11.498576          346,313.9722
  01/01/2006    to  12/31/2006       11.498576        11.561718          319,208.0828
  01/01/2007    to  12/31/2007       11.561718        12.628450          239,909.6417
  01/01/2008    to  12/31/2008       12.628450         7.857833          211,494.9256
  01/01/2009    to  12/31/2009        7.857833        10.754899          194,142.7200
  01/01/2010    to  12/31/2010       10.754899        11.740621          177,866.5480
  01/01/2011    to  12/31/2011       11.740621        11.539887          149,669.4746
  01/01/2012    to  12/31/2012       11.539887        13.076365          287,911.8317
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        7.968699         8.188620        1,044,422.4200
  01/01/2005    to  12/31/2005        8.188620         8.409532          701,660.1404
  01/01/2006    to  12/31/2006        8.409532         8.875691          591,961.3704
  01/01/2007    to  12/31/2007        8.875691         9.947020          420,173.0208
  01/01/2008    to  12/31/2008        9.947020         5.273087          348,504.1932
  01/01/2009    to  12/31/2009        5.273087         7.431246          298,470.6700
  01/01/2010    to  12/31/2010        7.431246         7.972627          269,299.4842
  01/01/2011    to  12/31/2011        7.972627         7.711030          243,182.5474
  01/01/2012    to  04/27/2012        7.711030         8.659366                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.413114        14.812774          500,096.7418
  01/01/2005    to  12/31/2005       14.812774        15.937823          389,606.5195
  01/01/2006    to  12/31/2006       15.937823        17.533687          337,766.4585
  01/01/2007    to  12/31/2007       17.533687        15.976777          276,169.6016
  01/01/2008    to  12/31/2008       15.976777         8.439282          260,352.7391
  01/01/2009    to  12/31/2009        8.439282        11.685978          234,112.4600
  01/01/2010    to  12/31/2010       11.685978        13.152006          219,612.3405
  01/01/2011    to  12/31/2011       13.152006        13.735717          187,896.4023
  01/01/2012    to  12/31/2012       13.735717        15.029032          182,107.9163
============   ==== ==========       =========        =========        ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064089        10.126445            0.0000
  01/01/2009    to  12/31/2009       10.126445        14.173037        1,184.7800
  01/01/2010    to  12/31/2010       14.173037        17.039399        3,750.9071
  01/01/2011    to  12/31/2011       17.039399        13.994917        1,579.5925
  01/01/2012    to  12/31/2012       13.994917        16.180386        1,599.8297
============   ==== ==========       =========        =========       ===========
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.554900        13.108887           84.0000
  01/01/2010    to  12/31/2010       13.108887        16.187965        1,424.5331
  01/01/2011    to  12/31/2011       16.187965        15.520424        1,289.0863
  01/01/2012    to  12/31/2012       15.520424        17.847034          492.6621
============   ==== ==========       =========        =========       ===========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.856263        11.166699       90,897.0379
  01/01/2005    to  12/31/2005       11.166699        11.430888       81,239.2777
  01/01/2006    to  12/31/2006       11.430888        12.913228       80,451.7821
  01/01/2007    to  12/31/2007       12.913228        13.292451       60,675.2015
  01/01/2008    to  12/31/2008       13.292451         8.178048       52,142.2977
  01/01/2009    to  12/31/2009        8.178048        10.098983       43,307.1500
  01/01/2010    to  12/31/2010       10.098983        11.339221       37,116.4129
  01/01/2011    to  12/31/2011       11.339221        11.302549       24,080.7328
  01/01/2012    to  12/31/2012       11.302549        12.793188       29,524.8287
============   ==== ==========       =========        =========       ===========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.710683        11.184363            0.0000
  01/01/2010    to  12/31/2010       11.184363        11.820151          794.7688
  01/01/2011    to  12/31/2011       11.820151        10.125498            0.0000
  01/01/2012    to  12/31/2012       10.125498        11.710239          389.3101
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.797769        13.242265            0.0000
  01/01/2010    to  12/31/2010       13.242265        16.434193        3,486.7388
  01/01/2011    to  12/31/2011       16.434193        15.419887        6,940.7103
  01/01/2012    to  12/31/2012       15.419887        17.531671        8,277.9722
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.594916        14.692216            0.0000
  01/01/2010    to  12/31/2010       14.692216        18.590756            0.0000
  01/01/2011    to  12/31/2011       18.590756        15.192146          154.2302
  01/01/2012    to  12/31/2012       15.192146        15.281305          152.5420
============   ==== ==========       =========        =========       ===========

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392        14.845874               0.0000
  01/01/2006    to  12/31/2006       14.845874        15.129948             826.1882
  01/01/2007    to  12/31/2007       15.129948        15.434629           4,544.4055
  01/01/2008    to  12/31/2008       15.434629        15.055223           5,437.8876
  01/01/2009    to  12/31/2009       15.055223        15.366947          15,180.6900
  01/01/2010    to  12/31/2010       15.366947        15.897958          12,621.4138
  01/01/2011    to  12/31/2011       15.897958        16.412787          18,237.3934
  01/01/2012    to  12/31/2012       16.412787        16.584684          20,180.6339
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299558        10.682226         720,542.9887
  01/01/2005    to  12/31/2005       10.682226        11.564000       1,422,692.4881
  01/01/2006    to  12/31/2006       11.564000        12.889121       1,366,621.9717
  01/01/2007    to  12/31/2007       12.889121        13.003740         739,099.8134
  01/01/2008    to  12/31/2008       13.003740         7.547252         567,489.0033
  01/01/2009    to  12/31/2009        7.547252         9.817814         574,465.0300
  01/01/2010    to  12/31/2010        9.817814        11.217138         508,041.7491
  01/01/2011    to  12/31/2011       11.217138        10.365536         484,120.7964
  01/01/2012    to  12/31/2012       10.365536        11.866095         459,226.1773
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099753        10.386382       3,243,153.4270
  01/01/2005    to  12/31/2005       10.386382        10.911828       5,730,298.7006
  01/01/2006    to  12/31/2006       10.911828        11.983511       6,332,633.9474
  01/01/2007    to  12/31/2007       11.983511        12.324609       7,367,553.0499
  01/01/2008    to  12/31/2008       12.324609         8.226006       7,414,553.6920
  01/01/2009    to  12/31/2009        8.226006        10.353072       7,198,030.3400
  01/01/2010    to  12/31/2010       10.353072        11.532610       6,555,488.6876
  01/01/2011    to  12/31/2011       11.532610        11.117766       5,883,797.7634
  01/01/2012    to  12/31/2012       11.117766        12.420769       5,365,705.5944
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939907        10.102671        234,166.1241
  01/01/2005    to  12/31/2005       10.102671        10.351978        756,252.6071
  01/01/2006    to  12/31/2006       10.351978        11.028330      1,098,774.8711
  01/01/2007    to  12/31/2007       11.028330        11.454372      1,061,716.3459
  01/01/2008    to  12/31/2008       11.454372         8.912878      1,513,159.0459
  01/01/2009    to  12/31/2009        8.912878        10.743120      1,483,183.7900
  01/01/2010    to  12/31/2010       10.743120        11.684387      1,645,167.4208
  01/01/2011    to  12/31/2011       11.684387        11.662678      1,661,011.0862
  01/01/2012    to  12/31/2012       11.662678        12.684198      1,459,959.1909
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239617        10.597177      2,940,895.9305
  01/01/2005    to  12/31/2005       10.597177        11.341452      5,946,430.6290
  01/01/2006    to  12/31/2006       11.341452        12.635176      6,787,420.1380
  01/01/2007    to  12/31/2007       12.635176        12.972506      7,732,298.4253
  01/01/2008    to  12/31/2008       12.972506         7.903906      6,983,613.4484
  01/01/2009    to  12/31/2009        7.903906        10.084271      6,564,683.1200
  01/01/2010    to  12/31/2010       10.084271        11.421522      6,017,722.2026
  01/01/2011    to  12/31/2011       11.421522        10.767511      5,712,455.0485
  01/01/2012    to  12/31/2012       10.767511        12.218361      5,283,380.3406
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009839        10.222816        890,632.4624
  01/01/2005    to  12/31/2005       10.222816        10.608723      2,313,944.8267
  01/01/2006    to  12/31/2006       10.608723        11.469001      2,762,263.2341
  01/01/2007    to  12/31/2007       11.469001        11.944416      3,518,448.6251
  01/01/2008    to  12/31/2008       11.944416         8.618348      3,538,670.1699
  01/01/2009    to  12/31/2009        8.618348        10.656747      3,304,503.3000
  01/01/2010    to  12/31/2010       10.656747        11.746928      3,222,350.0586
  01/01/2011    to  12/31/2011       11.746928        11.507100      2,893,133.7411
  01/01/2012    to  12/31/2012       11.507100        12.682311      2,791,563.0786
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314       57,659.3204
  01/01/2009    to  12/31/2009        6.980314         8.844211       89,315.9800
  01/01/2010    to  12/31/2010        8.844211         9.718562      101,420.2633
  01/01/2011    to  12/31/2011        9.718562         9.319201       76,297.0283
  01/01/2012    to  12/31/2012        9.319201        10.364233       74,867.5930
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751         8.912431        1,657.4399
  01/01/2009    to  12/31/2009        8.912431         9.790053        6,156.6100
  01/01/2010    to  12/31/2010        9.790053        10.176582        6,935.9090
  01/01/2011    to  12/31/2011       10.176582        10.547825        4,051.8321
  01/01/2012    to  12/31/2012       10.547825        10.840645        3,842.4804
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349       13,510.8094
  01/01/2009    to  12/31/2009        6.331349         8.314334       30,712.6600
  01/01/2010    to  12/31/2010        8.314334         9.244030       19,680.8933
  01/01/2011    to  12/31/2011        9.244030         8.628175       18,371.0582
  01/01/2012    to  12/31/2012        8.628175         9.817988       18,138.8479
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       14,187.7832
  01/01/2009    to  12/31/2009        5.733881         7.802145       34,246.9800
  01/01/2010    to  12/31/2010        7.802145         9.044777       36,626.9445
  01/01/2011    to  12/31/2011        9.044777         8.453840       15,794.3778
  01/01/2012    to  12/31/2012        8.453840         9.723437       15,506.9204
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748         6.027848            0.0000
  01/01/2009    to  12/31/2009        6.027848         8.418799       30,291.0400
  01/01/2010    to  12/31/2010        8.418799         8.816613       31,556.8252
  01/01/2011    to  12/31/2011        8.816613         7.404028       21,489.9626
  01/01/2012    to  12/31/2012        7.404028         8.518139       20,828.9914
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043       19,683.2899
  01/01/2009    to  12/31/2009        7.651043         9.249565       40,936.5300
  01/01/2010    to  12/31/2010        9.249565         9.959711       34,353.3452
  01/01/2011    to  12/31/2011        9.959711         9.776712       33,765.3108
  01/01/2012    to  12/31/2012        9.776712        10.615421       86,747.2136
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469        4,372.4623
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        4,774.4628
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            0.0000
  01/01/2009    to  12/31/2009       11.607839        16.677546        6,698.0000
  01/01/2010    to  12/31/2010       16.677546        18.916374       11,890.4363
  01/01/2011    to  12/31/2011       18.916374        18.967888        4,097.8195
  01/01/2012    to  12/31/2012       18.967888        21.655009        8,716.2814
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.842348        12.777839       29,159.8348
  01/01/2005    to  12/31/2005       12.777839        14.182623       30,872.6490
  01/01/2006    to  12/31/2006       14.182623        19.117954       27,608.8524
  01/01/2007    to  12/31/2007       19.117954        15.917430       17,656.9405
  01/01/2008    to  12/31/2008       15.917430         9.094890       12,744.1460
  01/01/2009    to  12/31/2009        9.094890        12.005300       14,619.5000
  01/01/2010    to  12/31/2010       12.005300        13.656337       12,853.6570
  01/01/2011    to  12/31/2011       13.656337        12.632295       30,465.1240
  01/01/2012    to  12/31/2012       12.632295        15.590890       30,480.4904
============   ==== ==========       =========        =========       ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.466653        11.919714       29,794.7616
  01/01/2005    to  12/31/2005       11.919714        13.142639       37,366.2615
  01/01/2006    to  12/31/2006       13.142639        14.897265       56,504.7705
  01/01/2007    to  12/31/2007       14.897265        15.045233       50,734.2491
  01/01/2008    to  12/31/2008       15.045233         9.421654       45,271.9452
  01/01/2009    to  12/31/2009        9.421654        12.212179       40,584.5200
  01/01/2010    to  12/31/2010       12.212179        14.863866       41,112.5701
  01/01/2011    to  12/31/2011       14.863866        13.646317       36,358.8634
  01/01/2012    to  12/31/2012       13.646317        15.790043       29,352.9525
============   ==== ==========       =========        =========       ===========

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.095502        13.680486        168,476.9573
  01/01/2005    to  12/31/2005       13.680486        15.311936        154,556.2620
  01/01/2006    to  12/31/2006       15.311936        19.330066        146,514.7975
  01/01/2007    to  12/31/2007       19.330066        18.723852        126,635.3246
  01/01/2008    to  12/31/2008       18.723852        10.843216         83,339.9282
  01/01/2009    to  12/31/2009       10.843216        16.472555         79,704.6700
  01/01/2010    to  12/31/2010       16.472555        18.788477         74,512.6114
  01/01/2011    to  12/31/2011       18.788477        15.783629         78,145.3867
  01/01/2012    to  12/31/2012       15.783629        19.984811         74,628.0154
============   ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010605         1.043317         46,263.5041
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/22/2004    to  12/31/2004       11.471458        11.923685        124,361.7777
  01/01/2005    to  12/31/2005       11.923685        12.648094        117,834.8457
  01/01/2006    to  12/31/2006       12.648094        14.149636         98,558.1937
  01/01/2007    to  12/31/2007       14.149636        15.395578         78,475.8430
  01/01/2008    to  12/31/2008       15.395578         9.240888         54,806.5491
  01/01/2009    to  12/31/2009        9.240888        12.115212         50,197.0200
  01/01/2010    to  12/31/2010       12.115212        14.977377         49,621.3780
  01/01/2011    to  12/31/2011       14.977377        14.515408         40,492.5668
  01/01/2012    to  12/31/2012       14.515408        16.811721         39,446.4404
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      125.926993       128.945415              0.0000
  01/01/2011    to  12/31/2011      128.945415       116.801881              0.0000
  01/01/2012    to  12/31/2012      116.801881       140.182768              0.0000
============   ==== ==========      ==========       ==========        ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006             89.2228
  01/01/2008    to  12/31/2008        9.973006         5.685456          1,543.8556
  01/01/2009    to  12/31/2009        5.685456         6.865193          1,491.5300
  01/01/2010    to  12/31/2010        6.865193         7.760721          1,409.4862
  01/01/2011    to  12/31/2011        7.760721         7.311594          2,012.2830
  01/01/2012    to  12/31/2012        7.311594         8.070182          1,877.7076
============   ==== ==========      ==========       ==========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354              0.0000
============   ==== ==========      ==========       ==========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.731773         7.003478        283,004.8534
  01/01/2005    to  12/31/2005        7.003478         7.793346        253,898.2606
  01/01/2006    to  12/31/2006        7.793346         7.502875        226,031.8420
  01/01/2007    to  12/31/2007        7.502875         7.516415        196,045.5408
  01/01/2008    to  12/31/2008        7.516415         4.487781        127,644.5236
  01/01/2009    to  12/31/2009        4.487781         5.845942        120,917.2300
  01/01/2010    to  12/31/2010        5.845942         7.089778        112,486.3703
  01/01/2011    to  12/31/2011        7.089778         7.171781        103,393.0913
  01/01/2012    to  12/31/2012        7.171781         8.325782         98,195.4988
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176              0.0000
  01/01/2006    to  12/31/2006       10.614176        11.083909          1,743.8763
  01/01/2007    to  12/31/2007       11.083909        10.216408          3,288.4347
  01/01/2008    to  12/31/2008       10.216408         4.542073          3,449.1876
  01/01/2009    to  12/31/2009        4.542073         6.139525         12,896.0100
  01/01/2010    to  12/31/2010        6.139525         6.456202         12,964.3517
  01/01/2011    to  04/29/2011        6.456202         6.850412              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456          1,393.9570
  01/01/2007    to  12/31/2007       10.294456        12.893478          1,880.2115
  01/01/2008    to  12/31/2008       12.893478         7.672041         13,436.9718
  01/01/2009    to  12/31/2009        7.672041        10.584426          1,791.4700
  01/01/2010    to  12/31/2010       10.584426        12.652514          2,200.9857
  01/01/2011    to  12/31/2011       12.652514        12.212475          3,838.2788
  01/01/2012    to  12/31/2012       12.212475        13.989045         32,495.4844
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       16.591450        16.759052        179,476.4777
  01/01/2005    to  12/31/2005       16.759052        16.665125        178,125.3743
  01/01/2006    to  12/31/2006       16.665125        17.821527        148,889.0881
  01/01/2007    to  12/31/2007       17.821527        18.601507         97,987.5195
  01/01/2008    to  12/31/2008       18.601507        14.832868         85,617.5274
  01/01/2009    to  12/31/2009       14.832868        19.875873         65,864.6100
  01/01/2010    to  12/31/2010       19.875873        21.997497         60,180.4709
  01/01/2011    to  12/31/2011       21.997497        22.513197         52,811.8570
  01/01/2012    to  12/31/2012       22.513197        24.909463         47,982.7627
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.493600        15.410831            0.0000
  01/01/2009    to  12/31/2009       15.410831        19.104291        3,791.0900
  01/01/2010    to  12/31/2010       19.104291        23.494954        3,765.7542
  01/01/2011    to  12/31/2011       23.494954        22.167824          721.4174
  01/01/2012    to  12/31/2012       22.167824        24.907361          473.4893
============   ==== ==========       =========        =========       ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855            0.0000
  01/01/2011    to  12/31/2011       10.177855        10.172019        2,130.8445
  01/01/2012    to  12/31/2012       10.172019        10.695033        4,061.2704
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128        3,696.9764
  01/01/2012    to  12/31/2012        9.724128         9.944730        3,600.0170
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607            0.0000
  01/01/2009    to  12/31/2009        6.570607         8.039157            0.0000
  01/01/2010    to  12/31/2010        8.039157         8.744321        3,470.1122
  01/01/2011    to  12/31/2011        8.744321         8.520387        5,412.5983
  01/01/2012    to  12/31/2012        8.520387         9.508166        5,178.5875
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         7.002190        9,627.6536
  01/01/2009    to  12/31/2009        7.002190         8.818786       22,022.9000
  01/01/2010    to  12/31/2010        8.818786         9.507876        8,332.9815
  01/01/2011    to  12/31/2011        9.507876         9.151333        8,249.5330
  01/01/2012    to  12/31/2012        9.151333        10.410179        8,025.6572
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747            0.0000
  01/01/2010    to  12/31/2010       10.849747        12.069219            0.0000
  01/01/2011    to  12/31/2011       12.069219        11.785726            0.0000
  01/01/2012    to  12/31/2012       11.785726        13.194934            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571       21,773.8357
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867          889.1976
  01/01/2007    to  12/31/2007       10.432867        13.962722       10,568.8972
  01/01/2008    to  12/31/2008       13.962722         6.082499        9,477.6283
  01/01/2009    to  12/31/2009        6.082499        10.067748       13,738.5200
  01/01/2010    to  12/31/2010       10.067748        12.197046        7,648.0808
  01/01/2011    to  12/31/2011       12.197046         9.714793        8,582.3435
  01/01/2012    to  12/31/2012        9.714793        11.314976        7,190.0374
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.357469        10.917708      129,381.3181
  01/01/2005    to  12/31/2005       10.917708        12.453487      119,588.1671
  01/01/2006    to  12/31/2006       12.453487        15.442674      109,058.1471
  01/01/2007    to  12/31/2007       15.442674        17.138290       79,073.2851
  01/01/2008    to  12/31/2008       17.138290         9.676406       63,043.8275
  01/01/2009    to  12/31/2009        9.676406        12.472521       56,989.0800
  01/01/2010    to  12/31/2010       12.472521        13.613233       53,611.1868
  01/01/2011    to  12/31/2011       13.613233        11.908439       41,719.3999
  01/01/2012    to  12/31/2012       11.908439        13.614676       39,170.8243
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004       12.944789        13.284973       52,411.1468
  01/01/2005    to  12/31/2005       13.284973        14.065118       51,357.3498
  01/01/2006    to  12/31/2006       14.065118        15.802802       41,921.1770
  01/01/2007    to  12/31/2007       15.802802        15.060813       35,223.2081
  01/01/2008    to  12/31/2008       15.060813         9.103133       27,737.9218
  01/01/2009    to  12/31/2009        9.103133        12.196978       25,078.5500
  01/01/2010    to  12/31/2010       12.196978        14.681252       22,937.3621
  01/01/2011    to  12/31/2011       14.681252        13.624996       21,745.8061
  01/01/2012    to  12/31/2012       13.624996        14.052564       21,336.3432
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.113738        11.096537      173,529.3705
  01/01/2005    to  12/31/2005       11.096537        11.022786      181,775.7139
  01/01/2006    to  12/31/2006       11.022786        10.841492      169,133.5733
  01/01/2007    to  12/31/2007       10.841492        11.767146      134,736.2843
  01/01/2008    to  12/31/2008       11.767146        10.733536      101,580.6334
  01/01/2009    to  12/31/2009       10.733536        12.413779       94,678.8100
  01/01/2010    to  12/31/2010       12.413779        13.105833       90,073.0620
  01/01/2011    to  12/31/2011       13.105833        14.271210       89,220.5871
  01/01/2012    to  12/31/2012       14.271210        15.256784       92,973.0769
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       11.749517        11.796756        321,896.6936
  01/01/2005    to  12/31/2005       11.796756        11.817806        308,656.1112
  01/01/2006    to  12/31/2006       11.817806        12.101748        255,275.3577
  01/01/2007    to  12/31/2007       12.101748        12.751678        162,330.3587
  01/01/2008    to  12/31/2008       12.751678        12.543460        124,469.9544
  01/01/2009    to  12/31/2009       12.543460        14.504569        129,723.6600
  01/01/2010    to  12/31/2010       14.504569        15.371376        134,837.2915
  01/01/2011    to  12/31/2011       15.371376        15.537655        113,620.0093
  01/01/2012    to  12/31/2012       15.537655        16.631888        127,852.4161
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077          9,355.8400
  01/01/2010    to  12/31/2010       14.811077        16.822447              0.0000
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698          4,363.6754
  01/01/2011    to  12/31/2011       12.216698        12.383266          5,161.6601
  01/01/2012    to  12/31/2012       12.383266        13.520302          8,108.1327
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402              0.0000
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        4.120250         4.234564        105,189.6061
  01/01/2005    to  12/31/2005        4.234564         4.605918         93,067.9772
  01/01/2006    to  12/31/2006        4.605918         4.753966         94,257.8113
  01/01/2007    to  12/31/2007        4.753966         6.125116         79,940.3561
  01/01/2008    to  12/31/2008        6.125116         3.333058         52,458.9343
  01/01/2009    to  12/31/2009        3.333058         5.191245         47,426.2200
  01/01/2010    to  12/31/2010        5.191245         6.494325         52,280.6177
  01/01/2011    to  12/31/2011        6.494325         5.733182         43,904.8446
  01/01/2012    to  12/31/2012        5.733182         6.296846         36,377.6302
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387              0.0000
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697              0.0000
  01/01/2009    to  12/31/2009        8.391697        10.267504              0.0000
  01/01/2010    to  12/31/2010       10.267504        11.290419          5,136.1553
  01/01/2011    to  12/31/2011       11.290419        11.179172          9,830.5946
  01/01/2012    to  12/31/2012       11.179172        12.357921         14,106.6935
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486            0.0000
  01/01/2009    to  12/31/2009        7.693486         9.730686            0.0000
  01/01/2010    to  12/31/2010        9.730686        10.882702            0.0000
  01/01/2011    to  12/31/2011       10.882702        10.435307        2,458.4835
  01/01/2012    to  12/31/2012       10.435307        11.759200        2,149.0024
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       45.135255        46.695155      115,863.7494
  01/01/2005    to  12/31/2005       46.695155        47.302031      107,960.4473
  01/01/2006    to  12/31/2006       47.302031        54.587274       93,914.5650
  01/01/2007    to  12/31/2007       54.587274        55.463710       78,671.2624
  01/01/2008    to  12/31/2008       55.463710        34.593831       58,063.9299
  01/01/2009    to  12/31/2009       34.593831        40.125478       54,488.0400
  01/01/2010    to  12/31/2010       40.125478        46.002212       49,551.4821
  01/01/2011    to  12/31/2011       46.002212        43.263096       45,636.8189
  01/01/2012    to  12/31/2012       43.263096        50.000256       41,882.8627
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        6.678151         6.942358      148,030.4815
  01/01/2005    to  12/31/2005        6.942358         7.796808      144,425.5056
  01/01/2006    to  12/31/2006        7.796808         8.109881      136,935.1169
  01/01/2007    to  12/31/2007        8.109881         9.345696      102,184.7905
  01/01/2008    to  12/31/2008        9.345696         5.516147       99,604.2254
  01/01/2009    to  12/31/2009        5.516147         7.861642       90,335.8900
  01/01/2010    to  12/31/2010        7.861642         9.834477       89,369.2072
  01/01/2011    to  12/31/2011        9.834477         9.476551       73,616.8071
  01/01/2012    to  12/31/2012        9.476551        10.553502       69,113.0790
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       13.503521        14.075075      139,302.8073
  01/01/2005    to  12/31/2005       14.075075        15.924850      120,847.2119
  01/01/2006    to  12/31/2006       15.924850        17.651281      116,698.9607
  01/01/2007    to  12/31/2007       17.651281        16.768726       96,792.9561
  01/01/2008    to  12/31/2008       16.768726        11.528208       67,680.8572
  01/01/2009    to  12/31/2009       11.528208        14.281682       68,513.4600
  01/01/2010    to  12/31/2010       14.281682        16.776165       67,818.5016
  01/01/2011    to  12/31/2011       16.776165        14.959592       59,132.6594
  01/01/2012    to  12/31/2012       14.959592        17.290465       53,303.0915
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.458252        11.066653       34,713.8777
  01/01/2005    to  12/31/2005       11.066653        12.074209       32,149.7555
  01/01/2006    to  12/31/2006       12.074209        12.548130       29,531.2781
  01/01/2007    to  12/31/2007       12.548130        15.260611       27,094.3388
  01/01/2008    to  12/31/2008       15.260611         7.729185       18,554.3713
  01/01/2009    to  12/31/2009        7.729185        11.143877       16,807.7200
  01/01/2010    to  12/31/2010       11.143877        13.883593       15,048.1438
  01/01/2011    to  12/31/2011       13.883593        12.586925       12,514.6318
  01/01/2012    to  12/31/2012       12.586925        13.072406       13,084.0768
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310        1,400.1505
  01/01/2006    to  12/31/2006       10.430310        11.859735        8,088.7758
  01/01/2007    to  12/31/2007       11.859735        11.328245       11,122.7092
  01/01/2008    to  12/31/2008       11.328245         7.112139        8,578.9244
  01/01/2009    to  12/31/2009        7.112139         8.819300        7,951.7300
  01/01/2010    to  12/31/2010        8.819300         9.923869       12,288.0352
  01/01/2011    to  12/31/2011        9.923869         9.578696       10,192.5939
  01/01/2012    to  12/31/2012        9.578696        11.113050        6,020.2183
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.456001        13.879731          361.1000
  01/01/2010    to  12/31/2010       13.879731        14.366508          358.2175
  01/01/2011    to  12/31/2011       14.366508        15.082240          355.3819
  01/01/2012    to  12/31/2012       15.082240        15.303989        2,555.1578
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.698978         9.759037      261,542.5906
  01/01/2006    to  12/31/2006        9.759037         9.996712      190,015.2652
  01/01/2007    to  12/31/2007        9.996712        10.264256      196,944.5392
  01/01/2008    to  12/31/2008       10.264256        10.316782      298,803.4459
  01/01/2009    to  12/31/2009       10.316782        10.133027      153,467.3600
  01/01/2010    to  12/31/2010       10.133027         9.927405      131,455.2273
  01/01/2011    to  12/31/2011        9.927405         9.726501      149,537.6509
  01/01/2012    to  12/31/2012        9.726501         9.528058      167,152.5694
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/22/2004    to  12/31/2004        9.715240         9.707388      257,879.8395
  01/01/2005    to  04/30/2005        9.707388         9.699509            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/22/2004    to  12/31/2004       11.335272        11.625009        364,252.9470
  01/01/2005    to  12/31/2005       11.625009        12.544286        354,730.8415
  01/01/2006    to  12/31/2006       12.544286        14.060972        329,792.9437
  01/01/2007    to  12/31/2007       14.060972        14.384584        274,592.6325
  01/01/2008    to  12/31/2008       14.384584         8.531306        203,065.3542
  01/01/2009    to  12/31/2009        8.531306        11.018414        193,040.5300
  01/01/2010    to  12/31/2010       11.018414        12.070584        180,022.2170
  01/01/2011    to  12/31/2011       12.070584        11.331899        162,869.5620
  01/01/2012    to  12/31/2012       11.331899        12.510773        149,847.2390
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941268        10.298871        171,353.3633
  01/01/2005    to  12/31/2005       10.298871        11.456474        164,152.0048
  01/01/2006    to  12/31/2006       11.456474        11.507898        145,653.8203
  01/01/2007    to  12/31/2007       11.507898        12.557032        114,842.7858
  01/01/2008    to  12/31/2008       12.557032         7.805540         78,309.4398
  01/01/2009    to  12/31/2009        7.805540        10.672653         74,894.7500
  01/01/2010    to  12/31/2010       10.672653        11.639200         70,732.8889
  01/01/2011    to  12/31/2011       11.639200        11.428787         61,764.9984
  01/01/2012    to  12/31/2012       11.428787        12.937464        138,105.9396
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        7.935031         8.153153        380,063.9083
  01/01/2005    to  12/31/2005        8.153153         8.364763        365,564.9472
  01/01/2006    to  12/31/2006        8.364763         8.819638        315,721.0117
  01/01/2007    to  12/31/2007        8.819638         9.874268        247,187.3502
  01/01/2008    to  12/31/2008        9.874268         5.229254        205,793.7038
  01/01/2009    to  12/31/2009        5.229254         7.362110        173,861.3000
  01/01/2010    to  12/31/2010        7.362110         7.890564        144,029.2229
  01/01/2011    to  12/31/2011        7.890564         7.624047        132,910.6729
  01/01/2012    to  04/27/2012        7.624047         8.558898              0.0000
============   ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       14.352231        14.748628        166,433.9639
  01/01/2005    to  12/31/2005       14.748628        15.852993        157,126.1261
  01/01/2006    to  12/31/2006       15.852993        17.422981        150,699.7968
  01/01/2007    to  12/31/2007       17.422981        15.859936        130,950.4692
  01/01/2008    to  12/31/2008       15.859936         8.369136        107,740.6165
  01/01/2009    to  12/31/2009        8.369136        11.577259         98,151.4700
  01/01/2010    to  12/31/2010       11.577259        13.016635         92,654.0972
  01/01/2011    to  12/31/2011       13.016635        13.580776         84,421.7788
  01/01/2012    to  12/31/2012       13.580776        14.844569         76,307.4571
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727            0.0000
  01/01/2009    to  12/31/2009       10.124727        14.156467        4,373.2600
  01/01/2010    to  12/31/2010       14.156467        17.002492        4,657.5689
  01/01/2011    to  12/31/2011       17.002492        13.950654          637.5415
  01/01/2012    to  12/31/2012       13.950654        16.113009          491.5705
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932            0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888        5,008.2055
  01/01/2011    to  12/31/2011       16.018888        15.342992       42,681.9727
  01/01/2012    to  12/31/2012       15.342992        17.625280       42,239.1851
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.822423        11.130703       54,845.2262
  01/01/2005    to  12/31/2005       11.130703        11.382685       56,658.6744
  01/01/2006    to  12/31/2006       11.382685        12.845959       53,768.9954
  01/01/2007    to  12/31/2007       12.845959        13.209916       49,255.7418
  01/01/2008    to  12/31/2008       13.209916         8.119100       46,108.2016
  01/01/2009    to  12/31/2009        8.119100        10.016166       39,668.6500
  01/01/2010    to  12/31/2010       10.016166        11.235003       26,841.0907
  01/01/2011    to  12/31/2011       11.235003        11.187497      205,602.4941
  01/01/2012    to  12/31/2012       11.187497        12.650241      201,415.8228
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.619725        11.060285            0.0000
  01/01/2010    to  12/31/2010       11.060285        11.677349            0.0000
  01/01/2011    to  12/31/2011       11.677349         9.993177            0.0000
  01/01/2012    to  12/31/2012        9.993177        11.545600            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634        2,612.0786
  01/01/2011    to  12/31/2011       16.235634        15.218378        2,376.9875
  01/01/2012    to  12/31/2012       15.218378        17.285185        2,150.2579
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024            0.0000
  01/01/2010    to  12/31/2010       14.675024        18.550463            0.0000
  01/01/2011    to  12/31/2011       18.550463        15.144079            0.0000
  01/01/2012    to  12/31/2012       15.144079        15.217644            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991          333.7694
  01/01/2006    to  12/31/2006       14.680991        14.947001       12,729.9737
  01/01/2007    to  12/31/2007       14.947001        15.232679       19,245.2937
  01/01/2008    to  12/31/2008       15.232679        14.843345       21,831.1342
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,877.1700
  01/01/2010    to  12/31/2010       15.135540        15.642904       29,619.5781
  01/01/2011    to  12/31/2011       15.642904        16.133378       28,131.1961
  01/01/2012    to  12/31/2012       16.133378        16.285965       27,564.0001
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531       54,519.7300
  01/01/2005    to  12/31/2005       10.680531        11.550645      114,890.9979
  01/01/2006    to  12/31/2006       11.550645        12.861402      160,412.9569
  01/01/2007    to  12/31/2007       12.861402        12.962731      256,757.6564
  01/01/2008    to  12/31/2008       12.962731         7.515886      223,217.7528
  01/01/2009    to  12/31/2009        7.515886         9.767237      196,561.2400
  01/01/2010    to  12/31/2010        9.767237        11.148208      173,030.4500
  01/01/2011    to  12/31/2011       11.148208        10.291557      151,643.8023
  01/01/2012    to  12/31/2012       10.291557        11.769572      138,613.1929
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732      207,422.6878
  01/01/2005    to  12/31/2005       10.384732        10.899222      349,605.5454
  01/01/2006    to  12/31/2006       10.899222        11.957737      610,315.4482
  01/01/2007    to  12/31/2007       11.957737        12.285740      891,745.6891
  01/01/2008    to  12/31/2008       12.285740         8.191826      805,740.4162
  01/01/2009    to  12/31/2009        8.191826        10.299750      735,086.8400
  01/01/2010    to  12/31/2010       10.299750        11.461754      650,912.6262
  01/01/2011    to  12/31/2011       11.461754        11.038436      559,918.7344
  01/01/2012    to  12/31/2012       11.038436        12.319752      507,824.9307
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066          23,417.1825
  01/01/2005    to  12/31/2005       10.101066        10.340016          11,321.9424
  01/01/2006    to  12/31/2006       10.340016        11.004607          11,550.6243
  01/01/2007    to  12/31/2007       11.004607        11.418246          49,779.7517
  01/01/2008    to  12/31/2008       11.418246         8.875851         107,095.0406
  01/01/2009    to  12/31/2009        8.875851        10.687800         126,693.2100
  01/01/2010    to  12/31/2010       10.687800        11.612607         164,211.9385
  01/01/2011    to  12/31/2011       11.612607        11.579475         168,431.8044
  01/01/2012    to  12/31/2012       11.579475        12.581054         134,583.4394
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495       1,138,710.7510
  01/01/2005    to  12/31/2005       10.595495        11.328352       1,459,786.6930
  01/01/2006    to  12/31/2006       11.328352        12.608002       1,576,021.8847
  01/01/2007    to  12/31/2007       12.608002        12.931595       1,674,347.3867
  01/01/2008    to  12/31/2008       12.931595         7.871060       1,812,999.2705
  01/01/2009    to  12/31/2009        7.871060        10.032325       1,611,443.6900
  01/01/2010    to  12/31/2010       10.032325        11.351340       1,438,617.7224
  01/01/2011    to  12/31/2011       11.351340        10.690669       1,082,626.8718
  01/01/2012    to  12/31/2012       10.690669        12.118979         965,481.3865
============   ==== ==========       =========        =========       ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193          82,997.5473
  01/01/2005    to  12/31/2005       10.221193        10.596466         192,291.6757
  01/01/2006    to  12/31/2006       10.596466        11.444331         191,399.8204
  01/01/2007    to  12/31/2007       11.444331        11.906745         205,033.1411
  01/01/2008    to  12/31/2008       11.906745         8.582542         256,911.7312
  01/01/2009    to  12/31/2009        8.582542        10.601867         334,188.6900
  01/01/2010    to  12/31/2010       10.601867        11.674761         274,492.8546
  01/01/2011    to  12/31/2011       11.674761        11.425001         232,310.0657
  01/01/2012    to  12/31/2012       11.425001        12.579176         169,775.1596
============   ==== ==========       =========        =========       ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class L contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A. as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 AMERICAN FUNDS                               DWS II
                                            AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS       GOVERNMENT &
                                             GLOBAL GROWTH       CAPITALIZATION           GROWTH         AGENCY SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   ------------------  ------------------
ASSETS:
   Investments at fair value............  $      106,822,927   $       25,978,623   $      129,432,141  $          693,038
                                          ------------------   ------------------   ------------------  ------------------
       Total Assets.....................         106,822,927           25,978,623          129,432,141             693,038
                                          ------------------   ------------------   ------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  38                   53                   56                  31
   Due to MetLife Investors Insurance
     Company............................                   3                    3                    2                   1
                                          ------------------   ------------------   ------------------  ------------------
       Total Liabilities................                  41                   56                   58                  32
                                          ------------------   ------------------   ------------------  ------------------

NET ASSETS..............................  $      106,822,886   $       25,978,567   $      129,432,083  $          693,006
                                          ==================   ==================   ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      106,822,886   $       25,978,567   $      129,421,904  $          691,515
   Net assets from contracts in payout..                  --                   --               10,179               1,491
                                          ------------------   ------------------   ------------------  ------------------
       Total Net Assets.................  $      106,822,886   $       25,978,567   $      129,432,083  $          693,006
                                          ==================   ==================   ==================  ==================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON       INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............   $        5,082,147   $          109,303   $       28,052,981   $        6,259,234
                                           ------------------   ------------------   ------------------  --------------------
       Total Assets.....................            5,082,147              109,303           28,052,981            6,259,234
                                           ------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   43                    3                   45                   67
   Due to MetLife Investors Insurance
     Company............................                    2                   --                    2                    2
                                           ------------------   ------------------   ------------------  --------------------
       Total Liabilities................                   45                    3                   47                   69
                                           ------------------   ------------------   ------------------  --------------------

NET ASSETS..............................   $        5,082,102   $          109,300   $       28,052,934   $        6,259,165
                                           ==================   ==================   ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        5,082,102   $          109,300   $       28,002,289   $        6,220,691
   Net assets from contracts in payout..                   --                   --               50,645               38,474
                                           ------------------   ------------------   ------------------  --------------------
       Total Net Assets.................   $        5,082,102   $          109,300   $       28,052,934   $        6,259,165
                                           ==================   ==================   ==================  ====================

                                                  MIST
                                            ALLIANCEBERNSTEIN       MIST AMERICAN                             MIST AMERICAN
                                             GLOBAL DYNAMIC        FUNDS BALANCED        MIST AMERICAN        FUNDS GROWTH
                                               ALLOCATION            ALLOCATION           FUNDS BOND           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............   $        21,873,095  $       235,164,591  $        16,737,720   $      225,771,519
                                           -------------------  -------------------  -------------------   ------------------
       Total Assets.....................            21,873,095          235,164,591           16,737,720          225,771,519
                                           -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    15                   18                   51                   34
   Due to MetLife Investors Insurance
     Company............................                     1                    2                    4                    4
                                           -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                    16                   20                   55                   38
                                           -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
                                           ===================  ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           -------------------  -------------------  -------------------   ------------------
       Total Net Assets.................   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
                                           ===================  ===================  ===================   ==================



                                              MIST AMERICAN        MIST AMERICAN
                                              FUNDS GROWTH      FUNDS INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value............   $       25,736,919   $       13,994,506
                                           ------------------   -------------------
       Total Assets.....................           25,736,919           13,994,506
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                   59                   58
   Due to MetLife Investors Insurance
     Company............................                    3                    5
                                           ------------------   -------------------
       Total Liabilities................                   62                   63
                                           ------------------   -------------------

NET ASSETS..............................   $       25,736,857   $       13,994,443
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       25,736,857   $       13,994,443
   Net assets from contracts in payout..                   --                   --
                                           ------------------   -------------------
       Total Net Assets.................   $       25,736,857   $       13,994,443
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                              MIST AMERICAN                            MIST BLACKROCK
                                             FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK
                                               ALLOCATION          RISK BALANCED         STRATEGIES           HIGH YIELD
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      126,809,385   $       16,016,492   $       44,438,105   $       16,244,108
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................         126,809,385           16,016,492           44,438,105           16,244,108
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  16                   60                   24                   56
   Due to MetLife Investors Insurance
     Company.............................                   1                    2                    1                    4
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  17                   62                   25                   60
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
   Net assets from contracts in payout...                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
                                           ==================   ==================   ==================   ==================


                                             MIST BLACKROCK     MIST CLARION GLOBAL   MIST DREMAN SMALL   MIST GOLDMAN SACHS
                                             LARGE CAP CORE         REAL ESTATE           CAP VALUE          MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        6,609,164   $       39,516,213   $        7,917,915   $       17,068,540
                                           ------------------   -------------------  ------------------   ------------------
       Total Assets......................           6,609,164           39,516,213            7,917,915           17,068,540
                                           ------------------   -------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  26                   80                   58                   73
   Due to MetLife Investors Insurance
     Company.............................                   1                   10                    2                    4
                                           ------------------   -------------------  ------------------   ------------------
       Total Liabilities.................                  27                   90                   60                   77
                                           ------------------   -------------------  ------------------   ------------------

NET ASSETS...............................  $        6,609,137   $       39,516,123   $        7,917,855   $       17,068,463
                                           ==================   ===================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        6,609,137   $       39,469,037   $        7,917,855   $       17,067,045
   Net assets from contracts in payout...                  --               47,086                   --                1,418
                                           ------------------   -------------------  ------------------   ------------------
       Total Net Assets..................  $        6,609,137   $       39,516,123   $        7,917,855   $       17,068,463
                                           ==================   ===================  ==================   ==================

                                               MIST HARRIS         MIST INVESCO
                                                 OAKMARK           BALANCED-RISK
                                              INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       60,795,247   $       18,405,885
                                           ------------------   ------------------
       Total Assets......................          60,795,247           18,405,885
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  28                   39
   Due to MetLife Investors Insurance
     Company.............................                   3                    2
                                           ------------------   ------------------
       Total Liabilities.................                  31                   41
                                           ------------------   ------------------

NET ASSETS...............................  $       60,795,216   $       18,405,844
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       60,790,709   $       18,405,844
   Net assets from contracts in payout...               4,507                   --
                                           ------------------   ------------------
       Total Net Assets..................  $       60,795,216   $       18,405,844
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                             MIST JPMORGAN
                                              MIST INVESCO                              MIST JENNISON        GLOBAL ACTIVE
                                            SMALL CAP GROWTH     MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       46,464,146   $        2,480,632   $        3,130,805   $        7,371,239
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          46,464,146            2,480,632            3,130,805            7,371,239
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  61                   45                   58                   48
   Due to MetLife Investors Insurance
     Company.............................                   4                    2                    1                    2
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  65                   47                   59                   50
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       46,464,081   $        2,480,585   $        3,130,746   $        7,371,189
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       46,444,161   $        2,480,585   $        3,130,746   $        7,371,189
   Net assets from contracts in payout...              19,920                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $       46,464,081   $        2,480,585   $        3,130,746   $        7,371,189
                                           ==================   ==================   ==================   ==================

                                             MIST LEGG MASON
                                               CLEARBRIDGE      MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                            AGGRESSIVE GROWTH     GLOBAL MARKETS       BOND DEBENTURE        MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       79,321,179   $       14,977,496   $      252,466,751   $      187,671,681
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          79,321,179           14,977,496          252,466,751          187,671,681
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  82                   32                   98                   95
   Due to MetLife Investors Insurance
     Company.............................                   2                    2                    8                    4
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  84                   34                  106                   99
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       79,321,095   $       14,977,462   $      252,466,645   $      187,671,582
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       79,267,523   $       14,977,462   $      251,602,539   $      186,935,934
   Net assets from contracts in payout...              53,572                   --              864,106              735,648
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $       79,321,095   $       14,977,462   $      252,466,645   $      187,671,582
                                           ==================   ==================   ==================   ==================

                                                                 MIST MET/FRANKLIN
                                             MIST MET/EATON     LOW DURATION TOTAL
                                           VANCE FLOATING RATE        RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $        3,433,954   $       17,845,918
                                           -------------------  ------------------
       Total Assets......................           3,433,954           17,845,918
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  57                   56
   Due to MetLife Investors Insurance
     Company.............................                   3                    2
                                           -------------------  ------------------
       Total Liabilities.................                  60                   58
                                           -------------------  ------------------

NET ASSETS...............................  $        3,433,894   $       17,845,860
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        3,433,894   $       17,845,860
   Net assets from contracts in payout...                  --                   --
                                           -------------------  ------------------
       Total Net Assets..................  $        3,433,894   $       17,845,860
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                 MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN   TEMPLETON FOUNDING   MIST MET/TEMPLETON   MIST MET/TEMPLETON
                                              MUTUAL SHARES          STRATEGY              GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      120,315,301   $      170,080,279   $       23,969,401   $        5,481,351
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          120,315,301          170,080,279           23,969,401            5,481,351
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   65                   35                   81                   28
   Due to MetLife Investors Insurance
     Company............................                    4                    4                    3                    3
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   69                   39                   84                   31
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      120,315,232   $      170,080,240   $       23,969,317   $        5,481,320
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      120,305,664   $      170,080,240   $       23,923,895   $        5,481,320
   Net assets from contracts in payout..                9,568                   --               45,422                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      120,315,232   $      170,080,240   $       23,969,317   $        5,481,320
                                           ==================   ==================   ==================   ==================


                                              MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                           AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      178,338,429   $       80,785,990   $    2,594,213,292   $      446,509,265
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................          178,338,429           80,785,990        2,594,213,292          446,509,265
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   14                   29                   49                   20
   Due to MetLife Investors Insurance
     Company............................                    3                    2                    4                    5
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                   17                   31                   53                   25
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $      178,338,412   $       80,785,959   $    2,594,213,239   $      446,509,240
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      178,338,412   $       80,785,959   $    2,593,645,617   $      446,509,240
   Net assets from contracts in payout..                   --                   --              567,622                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets.................   $      178,338,412   $       80,785,959   $    2,594,213,239   $      446,509,240
                                           ===================  ==================   ==================   ==================


                                              MIST METLIFE         MIST METLIFE
                                             GROWTH STRATEGY     MODERATE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $    1,506,611,601   $      962,702,274
                                           ------------------   ------------------
       Total Assets.....................        1,506,611,601          962,702,274
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   33                   17
   Due to MetLife Investors Insurance
     Company............................                    3                    5
                                           ------------------   ------------------
       Total Liabilities................                   36                   22
                                           ------------------   ------------------

NET ASSETS..............................   $    1,506,611,565   $      962,702,252
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $    1,506,592,140   $      962,631,197
   Net assets from contracts in payout..               19,425               71,055
                                           ------------------   ------------------
       Total Net Assets.................   $    1,506,611,565   $      962,702,252
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                            MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA        MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL           MID CAP          MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       56,184,559   $      133,415,443   $       41,608,815   $       63,343,008
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          56,184,559          133,415,443           41,608,815           63,343,008
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  96                  111                  116                   71
   Due to MetLife Investors Insurance
     Company.............................                   6                    6                    4                    5
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                 102                  117                  120                   76
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       56,184,457   $      133,415,326   $       41,608,695   $       63,342,932
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       55,915,532   $      133,093,630   $       41,499,819   $       63,223,432
   Net assets from contracts in payout...             268,925              321,696              108,876              119,500
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $       56,184,457   $      133,415,326   $       41,608,695   $       63,342,932
                                           ==================   ==================   ==================   ===================

                                               MIST PIMCO
                                           INFLATION PROTECTED      MIST PIMCO                               MIST PIONEER
                                                  BOND             TOTAL RETURN       MIST PIONEER FUND    STRATEGIC INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      121,500,472   $      572,578,132   $       87,399,546   $       14,636,616
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets......................         121,500,472          572,578,132           87,399,546           14,636,616
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  32                   53                  112                   96
   Due to MetLife Investors Insurance
     Company.............................                   5                    5                    3                    5
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities.................                  37                   58                  115                  101
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS...............................  $      121,500,435   $      572,578,074   $       87,399,431   $       14,636,515
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      121,487,872   $      572,023,766   $       86,970,795   $       14,636,515
   Net assets from contracts in payout...              12,563              554,308              428,636                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets..................  $      121,500,435   $      572,578,074   $       87,399,431   $       14,636,515
                                           ===================  ==================   ==================   ==================


                                              MIST PYRAMIS           MIST RCM
                                            GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        5,997,031   $       14,934,236
                                           ------------------   ------------------
       Total Assets......................           5,997,031           14,934,236
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  32                   58
   Due to MetLife Investors Insurance
     Company.............................                   2                    1
                                           ------------------   ------------------
       Total Liabilities.................                  34                   59
                                           ------------------   ------------------

NET ASSETS...............................  $        5,996,997   $       14,934,177
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        5,996,997   $       14,933,555
   Net assets from contracts in payout...                  --                  622
                                           ------------------   ------------------
       Total Net Assets..................  $        5,996,997   $       14,934,177
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MIST SCHRODERS
                                                 GLOBAL          MIST SSGA GROWTH          MIST SSGA          MIST T. ROWE
                                               MULTI-ASSET        AND INCOME ETF          GROWTH ETF      PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value.............  $        5,397,266   $       162,452,470  $        50,750,233   $      586,755,536
                                           ------------------   -------------------  -------------------  ---------------------
       Total Assets......................           5,397,266           162,452,470           50,750,233          586,755,536
                                           ------------------   -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees..........................                  46                    31                   43                   76
   Due to MetLife Investors Insurance
     Company.............................                   1                     2                    5                    4
                                           ------------------   -------------------  -------------------  ---------------------
       Total Liabilities.................                  47                    33                   48                   80
                                           ------------------   -------------------  -------------------  ---------------------

NET ASSETS...............................  $        5,397,219   $       162,452,437  $        50,750,185   $      586,755,456
                                           ==================   ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        5,397,219   $       162,452,437  $        50,750,185   $      583,138,216
   Net assets from contracts in payout...                  --                    --                   --            3,617,240
                                           ------------------   -------------------  -------------------  ---------------------
       Total Net Assets..................  $        5,397,219   $       162,452,437  $        50,750,185   $      586,755,456
                                           ==================   ===================  ===================  =====================


                                           MIST T. ROWE PRICE     MIST THIRD AVENUE       MIST TURNER        MIST VAN KAMPEN
                                             MID CAP GROWTH        SMALL CAP VALUE      MID CAP GROWTH          COMSTOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        70,400,226   $       49,647,925   $        9,150,373   $      104,439,911
                                           -------------------   ------------------   ------------------   ------------------
       Total Assets......................           70,400,226           49,647,925            9,150,373          104,439,911
                                           -------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                   88                   61                   73                   79
   Due to MetLife Investors Insurance
     Company.............................                    4                    4                    3                    2
                                           -------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                   92                   65                   76                   81
                                           -------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $        70,400,134   $       49,647,860   $        9,150,297   $      104,439,830
                                           ===================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        70,368,904   $       49,640,549   $        9,149,502   $      104,342,950
   Net assets from contracts in payout...               31,230                7,311                  795               96,880
                                           -------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $        70,400,134   $       49,647,860   $        9,150,297   $      104,439,830
                                           ===================   ==================   ==================   ==================


                                           MSF BAILLIE GIFFORD  MSF BARCLAYS CAPITAL
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  --------------------
ASSETS:
   Investments at fair value.............  $         5,455,341  $         3,109,361
                                           -------------------  --------------------
       Total Assets......................            5,455,341            3,109,361
                                           -------------------  --------------------
LIABILITIES:
   Accrued fees..........................                   53                   60
   Due to MetLife Investors Insurance
     Company.............................                    2                    4
                                           -------------------  --------------------
       Total Liabilities.................                   55                   64
                                           -------------------  --------------------

NET ASSETS...............................  $         5,455,286  $         3,109,297
                                           ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         5,455,032  $         3,109,297
   Net assets from contracts in payout...                  254                   --
                                           -------------------  --------------------
       Total Net Assets..................  $         5,455,286  $         3,109,297
                                           ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK      LEGACY LARGE CAP       MSF BLACKROCK      MSF DAVIS VENTURE
                                               BOND INCOME            GROWTH            MONEY MARKET             VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       93,742,783   $        9,869,239   $      118,277,963   $       199,635,956
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          93,742,783            9,869,239          118,277,963           199,635,956
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  56                   67                   90                    47
   Due to MetLife Investors Insurance
     Company.............................                   4                    2                    4                     4
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  60                   69                   94                    51
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       93,742,723   $        9,869,170   $      118,277,869   $       199,635,905
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       93,675,960   $        9,856,423   $      118,160,067   $       199,322,995
   Net assets from contracts in payout...              66,763               12,747              117,802               312,910
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $       93,742,723   $        9,869,170   $      118,277,869   $       199,635,905
                                           ==================   ==================   ==================   ===================

                                                                                                           MSF MET/DIMENSIONAL
                                              MSF JENNISON       MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH          SMALL CAP GROWTH       MID CAP VALUE            COMPANY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  --------------------
ASSETS:
   Investments at fair value.............  $      123,848,926   $       14,713,502   $        37,104,341  $         2,209,426
                                           ------------------   ------------------   -------------------  --------------------
       Total Assets......................         123,848,926           14,713,502            37,104,341            2,209,426
                                           ------------------   ------------------   -------------------  --------------------
LIABILITIES:
   Accrued fees..........................                  93                   67                    55                  103
   Due to MetLife Investors Insurance
     Company.............................                   4                    3                     4                    7
                                           ------------------   ------------------   -------------------  --------------------
       Total Liabilities.................                  97                   70                    59                  110
                                           ------------------   ------------------   -------------------  --------------------

NET ASSETS...............................  $      123,848,829   $       14,713,432   $        37,104,282  $         2,209,316
                                           ==================   ==================   ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      123,714,460   $       14,710,507   $        37,093,626  $         2,209,316
   Net assets from contracts in payout...             134,369                2,925                10,656                   --
                                           ------------------   ------------------   -------------------  --------------------
       Total Net Assets..................  $      123,848,829   $       14,713,432   $        37,104,282  $         2,209,316
                                           ==================   ==================   ===================  ====================


                                               MSF METLIFE          MSF METLIFE
                                           MID CAP STOCK INDEX      STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $        2,885,866   $       35,257,672
                                           -------------------  ------------------
       Total Assets......................           2,885,866           35,257,672
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  39                   18
   Due to MetLife Investors Insurance
     Company.............................                   1                    3
                                           -------------------  ------------------
       Total Liabilities.................                  40                   21
                                           -------------------  ------------------

NET ASSETS...............................  $        2,885,826   $       35,257,651
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        2,885,826   $       35,257,651
   Net assets from contracts in payout...                  --                   --
                                           -------------------  ------------------
       Total Net Assets..................  $        2,885,826   $       35,257,651
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                 MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                              TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      101,343,078   $       51,556,817   $        1,428,268   $        1,568,360
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................         101,343,078           51,556,817            1,428,268            1,568,360
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  72                   42                   48                   24
   Due to MetLife Investors Insurance
     Company.............................                   3                    1                    3                    2
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  75                   43                   51                   26
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $      101,343,003   $       51,556,774   $        1,428,217   $        1,568,334
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      101,172,292   $       51,550,566   $        1,428,217   $        1,568,334
   Net assets from contracts in payout...             170,711                6,208                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $      101,343,003   $       51,556,774   $        1,428,217   $        1,568,334
                                           ==================   ==================   ==================   ==================


                                             MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                              GLOBAL EQUITY            INDEX          LARGE CAP GROWTH      SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       21,942,458   $        2,196,570   $        44,701,231  $        10,185,420
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets......................          21,942,458            2,196,570            44,701,231           10,185,420
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                  59                   40                    36                   88
   Due to MetLife Investors Insurance
     Company.............................                   2                    2                     2                    3
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities.................                  61                   42                    38                   91
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS...............................  $       21,942,397   $        2,196,528   $        44,701,193  $        10,185,329
                                           ==================   ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       21,929,717   $        2,196,528   $        44,610,135  $        10,182,737
   Net assets from contracts in payout...              12,680                   --                91,058                2,592
                                           ------------------   ------------------   -------------------  -------------------
       Total Net Assets..................  $       21,942,397   $        2,196,528   $        44,701,193  $        10,185,329
                                           ==================   ==================   ===================  ===================

                                                                 MSF WESTERN ASSET
                                           MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC
                                            NATURAL RESOURCES   BOND OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  --------------------
ASSETS:
   Investments at fair value.............  $        4,971,151   $       10,149,078
                                           ------------------  --------------------
       Total Assets......................           4,971,151           10,149,078
                                           ------------------  --------------------
LIABILITIES:
   Accrued fees..........................                  36                   24
   Due to MetLife Investors Insurance
     Company.............................                   1                    1
                                           ------------------  --------------------
       Total Liabilities.................                  37                   25
                                           ------------------  --------------------

NET ASSETS...............................  $        4,971,114   $       10,149,053
                                           ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        4,971,114   $       10,142,766
   Net assets from contracts in payout...                  --                6,287
                                           ------------------  --------------------
       Total Net Assets..................  $        4,971,114   $       10,149,053
                                           ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                            MSF WESTERN ASSET
                                               MANAGEMENT             PIMCO VIT            PIMCO VIT            PUTNAM VT
                                             U.S. GOVERNMENT         HIGH YIELD          LOW DURATION         EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       12,033,714   $         8,310,046   $       11,694,170   $       24,604,892
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................          12,033,714             8,310,046           11,694,170           24,604,892
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  31                    42                   22                   50
   Due to MetLife Investors Insurance
     Company.............................                   3                     1                    1                    3
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  34                    43                   23                   53
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $       12,033,680   $         8,310,003   $       11,694,147   $       24,604,839
                                           ==================   ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       12,033,680   $         8,309,279   $       11,694,147   $       24,521,221
   Net assets from contracts in payout...                  --                   724                   --               83,618
                                           ------------------   -------------------   ------------------   ------------------
       Total Net Assets..................  $       12,033,680   $         8,310,003   $       11,694,147   $       24,604,839
                                           ==================   ===================   ==================   ==================


                                                PUTNAM VT        RUSSELL AGGRESSIVE                        RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY          RUSSELL CORE BOND    ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        2,195,858   $         1,569,035   $        8,745,153   $        1,187,304
                                           ------------------   -------------------   ------------------   -------------------
       Total Assets......................           2,195,858             1,569,035            8,745,153            1,187,304
                                           ------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  43                     9                   13                    9
   Due to MetLife Investors Insurance
     Company.............................                   1                     1                   --                   --
                                           ------------------   -------------------   ------------------   -------------------
       Total Liabilities.................                  44                    10                   13                    9
                                           ------------------   -------------------   ------------------   -------------------

NET ASSETS...............................  $        2,195,814   $         1,569,025   $        8,745,140   $        1,187,295
                                           ==================   ===================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        2,159,472   $         1,541,455   $        8,735,148   $        1,186,224
   Net assets from contracts in payout...              36,342                27,570                9,992                1,071
                                           ------------------   -------------------   ------------------   -------------------
       Total Net Assets..................  $        2,195,814   $         1,569,025   $        8,745,140   $        1,187,295
                                           ==================   ===================   ==================   ===================


                                           RUSSELL MULTI-STYLE
                                                 EQUITY           RUSSELL NON-U.S.
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------   ------------------
ASSETS:
   Investments at fair value.............  $         8,363,018   $        3,770,163
                                           -------------------   ------------------
       Total Assets......................            8,363,018            3,770,163
                                           -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                    3                   11
   Due to MetLife Investors Insurance
     Company.............................                   --                   --
                                           -------------------   ------------------
       Total Liabilities.................                    3                   11
                                           -------------------   ------------------

NET ASSETS...............................  $         8,363,015   $        3,770,152
                                           ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         8,131,865   $        3,765,721
   Net assets from contracts in payout...              231,150                4,431
                                           -------------------   ------------------
       Total Net Assets..................  $         8,363,015   $        3,770,152
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                  AMERICAN FUNDS                                DWS II
                                             AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS        GOVERNMENT &
                                              GLOBAL GROWTH       CAPITALIZATION           GROWTH          AGENCY SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $          918,723   $          338,699   $        1,004,646   $           29,602
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              642,702              161,900              792,350                9,437
      Administrative charges............              259,530               63,475              318,140                1,415
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................              902,232              225,375            1,110,490               10,852
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               16,491              113,324            (105,844)               18,750
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --               16,079
      Realized gains (losses) on sale of
        investments.....................            1,843,654              345,191            3,265,177                7,038
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            1,843,654              345,191            3,265,177               23,117
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           18,177,752            3,508,464           16,336,209             (30,990)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           20,021,406            3,853,655           19,601,386              (7,873)
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       20,037,897   $        3,966,979   $       19,495,542   $           10,877
                                           ==================   ==================   ==================   ==================


                                                                    FIDELITY VIP
                                               FIDELITY VIP            GROWTH          FTVIPT TEMPLETON       INVESCO V.I.
                                               EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------  --------------------
INVESTMENT INCOME:
      Dividends.........................   $           147,305  $               440   $          828,823   $           84,830
                                           -------------------  -------------------   ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                63,201                1,358              327,755               78,241
      Administrative charges............                11,673                  162               61,565               14,094
                                           -------------------  -------------------   ------------------  --------------------
        Total expenses..................                74,874                1,520              389,320               92,335
                                           -------------------  -------------------   ------------------  --------------------
          Net investment income (loss)..                72,431              (1,080)              439,503              (7,505)
                                           -------------------  -------------------   ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               317,231                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              (40,725)                1,013            (201,568)              187,439
                                           -------------------  -------------------   ------------------  --------------------
          Net realized gains (losses)...               276,506                1,013            (201,568)              187,439
                                           -------------------  -------------------   ------------------  --------------------
      Change in unrealized gains (losses)
        on investments..................               350,502               16,699            3,917,575              626,911
                                           -------------------  -------------------   ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................               627,008               17,712            3,716,007              814,350
                                           -------------------  -------------------   ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $           699,439  $            16,632   $        4,155,510   $          806,845
                                           ===================  ===================   ==================  ====================

                                                  MIST
                                            ALLIANCEBERNSTEIN      MIST AMERICAN
                                             GLOBAL DYNAMIC       FUNDS BALANCED
                                               ALLOCATION           ALLOCATION
                                             SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $            6,966   $        3,893,370
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               81,915            3,097,972
      Administrative charges............               30,680              578,344
                                           ------------------   ------------------
        Total expenses..................              112,595            3,676,316
                                           ------------------   ------------------
          Net investment income (loss)..            (105,629)              217,054
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  150            2,362,638
      Realized gains (losses) on sale of
        investments.....................                7,218            3,939,025
                                           ------------------   ------------------
          Net realized gains (losses)...                7,368            6,301,663
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            1,136,097           18,666,860
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            1,143,465           24,968,523
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        1,037,836   $       25,185,577
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   MIST AMERICAN
                                              MIST AMERICAN        FUNDS GROWTH         MIST AMERICAN        MIST AMERICAN
                                               FUNDS BOND           ALLOCATION          FUNDS GROWTH      FUNDS INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $          430,282   $        2,679,691   $           82,379   $          207,498
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              230,467            2,958,676              341,461              179,841
      Administrative charges............               42,916              556,934               64,312               33,878
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................              273,383            3,515,610              405,773              213,719
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..              156,899            (835,919)            (323,394)              (6,221)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               83,613                   --                6,492                   --
      Realized gains (losses) on sale of
        investments.....................              418,754            4,585,085            1,485,016              182,408
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...              502,367            4,585,085            1,491,508              182,408
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................            (110,361)           25,535,407            2,541,492            1,823,450
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              392,006           30,120,492            4,033,000            2,005,858
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          548,905   $       29,284,573   $        3,709,606   $        1,999,637
                                           ==================   ==================   ==================   ===================

                                              MIST AMERICAN                            MIST BLACKROCK
                                             FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK
                                               ALLOCATION          RISK BALANCED         STRATEGIES           HIGH YIELD
                                               SUB-ACCOUNT        SUB-ACCOUNT (a)      SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,668,565   $              722   $               --   $          985,160
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,745,919               66,043              157,025              177,712
      Administrative charges............              327,148               15,895               58,522               37,346
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            2,073,067               81,938              215,547              215,058
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              595,498             (81,216)            (215,547)              770,102
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            1,744,562                  767                  182              180,015
      Realized gains (losses) on sale of
        investments.....................            3,688,598                7,993               12,905              176,206
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            5,433,160                8,760               13,087              356,221
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            5,309,327              630,650            2,056,998              880,225
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           10,742,487              639,410            2,070,085            1,236,446
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       11,337,985   $          558,194   $        1,854,538   $        2,006,548
                                           ==================   ==================   ==================   ==================


                                             MIST BLACKROCK     MIST CLARION GLOBAL
                                             LARGE CAP CORE         REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $           57,922   $          777,490
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               39,156              476,011
      Administrative charges............               15,369               90,765
                                           ------------------   -------------------
        Total expenses..................               54,525              566,776
                                           ------------------   -------------------
          Net investment income (loss)..                3,397              210,714
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --
      Realized gains (losses) on sale of
        investments.....................              102,883            (713,424)
                                           ------------------   -------------------
          Net realized gains (losses)...              102,883            (713,424)
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................              585,260            8,520,403
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              688,143            7,806,979
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          691,540   $        8,017,693
                                           ==================   ===================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                         MIST HARRIS         MIST INVESCO
                                            MIST DREMAN SMALL   MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                                CAP VALUE          MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           48,515   $          100,501   $          930,381   $           53,603
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               50,018              246,905              835,563               66,789
      Administrative charges............               19,162               42,262              142,807               15,748
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................               69,180              289,167              978,370               82,537
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (20,665)            (188,666)             (47,989)             (28,934)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --              194,112
      Realized gains (losses) on sale of
        investments.....................              146,628               20,259            (575,680)                3,218
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              146,628               20,259            (575,680)              197,330
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              898,208            2,677,080           14,433,429              235,621
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            1,044,836            2,697,339           13,857,749              432,951
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        1,024,171   $        2,508,673   $       13,809,760   $          404,017
                                           ==================   ==================   ==================   ==================

                                                                                                              MIST JPMORGAN
                                               MIST INVESCO                              MIST JENNISON        GLOBAL ACTIVE
                                             SMALL CAP GROWTH     MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                           -------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $                --   $            2,640   $           13,937   $           25,709
                                           -------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               653,370               20,167               69,460               19,393
      Administrative charges............               116,919                3,741               12,482                6,633
                                           -------------------   ------------------   ------------------   ------------------
        Total expenses..................               770,289               23,908               81,942               26,026
                                           -------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (770,289)             (21,268)             (68,005)                (317)
                                           -------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             2,988,247                   --                   --               44,712
      Realized gains (losses) on sale of
        investments.....................             1,648,537               29,031              707,465                3,741
                                           -------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             4,636,784               29,031              707,465               48,453
                                           -------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             3,485,103              214,381               10,169              252,299
                                           -------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             8,121,887              243,412              717,634              300,752
                                           -------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $         7,351,598   $          222,144   $          649,629   $          300,435
                                           ===================   ==================   ==================   ==================

                                             MIST LEGG MASON
                                               CLEARBRIDGE      MIST LOOMIS SAYLES
                                            AGGRESSIVE GROWTH     GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           34,946   $          329,839
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,046,208              198,446
      Administrative charges............              191,702               35,321
                                           ------------------   ------------------
        Total expenses..................            1,237,910              233,767
                                           ------------------   ------------------
          Net investment income (loss)..          (1,202,964)               96,072
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --
      Realized gains (losses) on sale of
        investments.....................            1,540,752              227,782
                                           ------------------   ------------------
          Net realized gains (losses)...            1,540,752              227,782
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           11,875,814            1,534,216
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           13,416,566            1,761,998
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       12,213,602   $        1,858,070
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                           MIST MET/FRANKLIN
                                            MIST LORD ABBETT     MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                             BOND DEBENTURE        MID CAP VALUE     VANCE FLOATING RATE        RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $       18,649,055   $          892,362   $           89,265   $          283,258
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           2,778,717            1,884,822               40,368              135,322
      Administrative charges.............             596,948              450,768                7,338               38,091
                                           ------------------   ------------------   -------------------  ------------------
        Total expenses...................           3,375,665            2,335,590               47,706              173,413
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...          15,273,390          (1,443,228)               41,559              109,845
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                7,577                   --
      Realized gains (losses) on sale of
        investments......................           2,704,536          (3,430,104)               10,438               10,947
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....           2,704,536          (3,430,104)               18,015               10,947
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................          10,042,241           28,776,620               91,864              319,835
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          12,746,777           25,346,516              109,879              330,782
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       28,020,167   $       23,903,288   $          151,438   $          440,627
                                           ==================   ==================   ===================  ==================

                                                                 MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN   TEMPLETON FOUNDING   MIST MET/TEMPLETON   MIST MET/TEMPLETON
                                              MUTUAL SHARES          STRATEGY              GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          672,817   $        6,674,389   $          376,742   $          488,192
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             855,017            1,421,774              162,231               39,556
      Administrative charges.............             298,607              418,657               57,916               12,686
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,153,624            1,840,431              220,147               52,242
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...           (480,807)            4,833,958              156,595              435,950
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          20,444,641            2,737,799              877,254                   --
      Realized gains (losses) on sale of
        investments......................              11,804            3,898,257               87,652             (32,325)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....          20,456,445            6,636,056              964,906             (32,325)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (5,696,587)           11,523,784            3,350,956              222,776
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          14,759,858           18,159,840            4,315,862              190,451
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       14,279,051   $       22,993,798   $        4,472,457   $          626,401
                                           ==================   ==================   ==================   ==================


                                              MIST METLIFE          MIST METLIFE
                                           AGGRESSIVE STRATEGY      BALANCED PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT (a)
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,117,631  $                32
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            2,259,629              247,805
      Administrative charges.............              439,286              105,408
                                           -------------------  -------------------
        Total expenses...................            2,698,915              353,213
                                           -------------------  -------------------
          Net investment income (loss)...          (1,581,284)            (353,181)
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................            3,159,809                5,272
                                           -------------------  -------------------
          Net realized gains (losses)....            3,159,809                5,272
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           22,746,050            4,726,943
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           25,905,859            4,732,215
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        24,324,575  $         4,379,034
                                           ===================  ===================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MIST METLIFE         MIST METLIFE         MIST METLIFE          MIST METLIFE
                                            BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY      MODERATE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $       54,333,205   $       12,027,154   $       24,612,298   $        24,850,653
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................          25,119,497            5,122,628           18,353,129             9,827,060
      Administrative charges.............           6,423,186            1,075,427            3,745,232             2,376,042
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................          31,542,683            6,198,055           22,098,361            12,203,102
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...          22,790,522            5,829,099            2,513,937            12,647,551
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --            3,662,850                   --                    --
      Realized gains (losses) on sale of
        investments......................          16,081,422            4,157,940            6,505,215             5,340,765
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....          16,081,422            7,820,790            6,505,215             5,340,765
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................         260,074,614           24,333,717          185,569,456            79,305,253
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................         276,156,036           32,154,507          192,074,671            84,646,018
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $      298,946,558   $       37,983,606   $      194,588,608   $        97,293,569
                                           ==================   ==================   ==================   ===================


                                            MIST MFS EMERGING    MIST MFS RESEARCH         MIST MLA        MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL            MID CAP          MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $          411,046   $         2,523,707  $           215,548   $               --
                                           ------------------   -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             616,246             1,436,315              526,561              558,494
      Administrative charges.............             132,280               297,052               98,376              154,882
                                           ------------------   -------------------  -------------------  --------------------
        Total expenses...................             748,526             1,733,367              624,937              713,376
                                           ------------------   -------------------  -------------------  --------------------
          Net investment income (loss)...           (337,480)               790,340            (409,389)            (713,376)
                                           ------------------   -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                   --
      Realized gains (losses) on sale of
        investments......................           (130,060)           (2,687,296)            (604,650)            1,287,533
                                           ------------------   -------------------  -------------------  --------------------
          Net realized gains (losses)....           (130,060)           (2,687,296)            (604,650)            1,287,533
                                           ------------------   -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................           9,550,566            20,272,940            2,809,104            4,432,788
                                           ------------------   -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,420,506            17,585,644            2,204,454            5,720,321
                                           ------------------   -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,083,026   $        18,375,984  $         1,795,065   $        5,006,945
                                           ==================   ===================  ===================  ====================

                                               MIST PIMCO
                                           INFLATION PROTECTED      MIST PIMCO
                                                  BOND             TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $        3,605,451   $       18,273,603
                                           -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,339,938            5,732,335
      Administrative charges.............             300,267            1,406,765
                                           -------------------  ------------------
        Total expenses...................           1,640,205            7,139,100
                                           -------------------  ------------------
          Net investment income (loss)...           1,965,246           11,134,503
                                           -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           7,090,110                   --
      Realized gains (losses) on sale of
        investments......................             662,593            3,797,626
                                           -------------------  ------------------
          Net realized gains (losses)....           7,752,703            3,797,626
                                           -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           (941,777)           28,935,806
                                           -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           6,810,926           32,733,432
                                           -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        8,776,172   $       43,867,935
                                           ===================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   MIST PIONEER          MIST PYRAMIS           MIST RCM
                                            MIST PIONEER FUND    STRATEGIC INCOME      GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,378,055   $           634,584   $              298   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             891,650               123,563               21,970              226,738
      Administrative charges.............             200,835                33,611                7,926               36,383
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................           1,092,485               157,174               29,896              263,121
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...             285,570               477,410             (29,598)            (263,121)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                49,033                2,326            1,860,870
      Realized gains (losses) on sale of
        investments......................           3,313,049               165,222               10,103             (88,781)
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           3,313,049               214,255               12,429            1,772,089
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           4,351,864               602,375               62,083            (846,270)
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           7,664,913               816,630               74,512              925,819
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,950,483   $         1,294,040   $           44,914   $          662,698
                                           ==================   ===================   ==================   ==================

                                             MIST SCHRODERS
                                                 GLOBAL          MIST SSGA GROWTH         MIST SSGA           MIST T. ROWE
                                               MULTI-ASSET        AND INCOME ETF         GROWTH ETF       PRICE LARGE CAP VALUE
                                             SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ---------------------
INVESTMENT INCOME:
      Dividends..........................  $           39,000   $        3,766,607   $          972,327   $         9,385,747
                                           ------------------   ------------------   ------------------   ---------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              15,918            1,537,513              602,929             6,816,299
      Administrative charges.............               4,426              400,980              124,685             1,278,698
                                           ------------------   ------------------   ------------------   ---------------------
        Total expenses...................              20,344            1,938,493              727,614             8,094,997
                                           ------------------   ------------------   ------------------   ---------------------
          Net investment income (loss)...              18,656            1,828,114              244,713             1,290,750
                                           ------------------   ------------------   ------------------   ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........              87,851            3,513,025            1,819,942                    --
      Realized gains (losses) on sale of
        investments......................                 642            1,014,169              541,061           (3,386,810)
                                           ------------------   ------------------   ------------------   ---------------------
          Net realized gains (losses)....              88,493            4,527,194            2,361,003           (3,386,810)
                                           ------------------   ------------------   ------------------   ---------------------
      Change in unrealized gains (losses)
        on investments...................              89,118           10,765,948            3,567,085            94,239,552
                                           ------------------   ------------------   ------------------   ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             177,611           15,293,142            5,928,088            90,852,742
                                           ------------------   ------------------   ------------------   ---------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          196,267   $       17,121,256   $        6,172,801   $        92,143,492
                                           ==================   ==================   ==================   =====================


                                           MIST T. ROWE PRICE    MIST THIRD AVENUE
                                             MID CAP GROWTH       SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             967,400              728,892
      Administrative charges.............             177,367              126,579
                                           ------------------   ------------------
        Total expenses...................           1,144,767              855,471
                                           ------------------   ------------------
          Net investment income (loss)...         (1,144,767)            (855,471)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           9,439,949                   --
      Realized gains (losses) on sale of
        investments......................           1,740,239              496,588
                                           ------------------   ------------------
          Net realized gains (losses)....          11,180,188              496,588
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (2,159,865)            7,874,722
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,020,323            8,371,310
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,875,556   $        7,515,839
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012




                                               MIST TURNER         MIST VAN KAMPEN    MSF BAILLIE GIFFORD MSF BARCLAYS CAPITAL
                                             MID CAP GROWTH           COMSTOCK        INTERNATIONAL STOCK AGGREGATE BOND INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------- --------------------
INVESTMENT INCOME:
      Dividends..........................  $                --   $        1,331,127   $           58,054   $           103,178
                                           -------------------   ------------------   ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              140,798              813,827               63,237                42,562
      Administrative charges.............               24,485              255,514               13,005                 7,350
                                           -------------------   ------------------   ------------------- --------------------
        Total expenses...................              165,283            1,069,341               76,242                49,912
                                           -------------------   ------------------   ------------------- --------------------
          Net investment income (loss)...            (165,283)              261,786             (18,188)                53,266
                                           -------------------   ------------------   ------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            1,629,698                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................               53,164              709,907            (193,429)                27,821
                                           -------------------   ------------------   ------------------- --------------------
          Net realized gains (losses)....            1,682,862              709,907            (193,429)                27,821
                                           -------------------   ------------------   ------------------- --------------------
      Change in unrealized gains (losses)
        on investments...................          (1,070,623)           15,390,328            1,070,581              (27,939)
                                           -------------------   ------------------   ------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              612,239           16,100,235              877,152                 (118)
                                           -------------------   ------------------   ------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           446,956   $       16,362,021   $          858,964   $            53,148
                                           ===================   ==================   =================== ====================


                                                                    MSF BLACKROCK
                                              MSF BLACKROCK       LEGACY LARGE CAP       MSF BLACKROCK      MSF DAVIS VENTURE
                                               BOND INCOME             GROWTH            MONEY MARKET             VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $         2,340,450  $            33,177   $               --   $         1,454,853
                                           -------------------  -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              694,940              108,589            1,565,206             2,400,079
      Administrative charges.............              225,812               21,976              291,001               513,005
                                           -------------------  -------------------   ------------------   -------------------
        Total expenses...................              920,752              130,565            1,856,207             2,913,084
                                           -------------------  -------------------   ------------------   -------------------
          Net investment income (loss)...            1,419,698             (97,388)          (1,856,207)           (1,458,231)
                                           -------------------  -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........              615,318                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................              491,636              545,833                   --             4,298,493
                                           -------------------  -------------------   ------------------   -------------------
          Net realized gains (losses)....            1,106,954              545,833                   --             4,298,493
                                           -------------------  -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................            3,092,410              799,215                   --            19,049,553
                                           -------------------  -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            4,199,364            1,345,048                   --            23,348,046
                                           -------------------  -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         5,619,062  $         1,247,660   $      (1,856,207)   $        21,889,815
                                           ===================  ===================   ==================   ===================



                                               MSF JENNISON       MSF LOOMIS SAYLES
                                                  GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $             8,124   $               --
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            1,346,874              141,005
      Administrative charges.............              250,905               38,154
                                           -------------------   ------------------
        Total expenses...................            1,597,779              179,159
                                           -------------------   ------------------
          Net investment income (loss)...          (1,589,655)            (179,159)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            9,300,447                   --
      Realized gains (losses) on sale of
        investments......................              268,304              413,344
                                           -------------------   ------------------
          Net realized gains (losses)....            9,568,751              413,344
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          (4,717,658)            1,192,614
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            4,851,093            1,605,958
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         3,261,438   $        1,426,799
                                           ===================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                               MSF MET/DIMENSIONAL
                                            MSF MET/ARTISAN    INTERNATIONAL SMALL     MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE           COMPANY       MID CAP STOCK INDEX      STOCK INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------- -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          299,427   $           54,355  $           17,300   $          548,874
                                          ------------------  -------------------- -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             563,425               25,176              37,622              494,133
      Administrative charges............              95,351                5,887               6,165               86,982
                                          ------------------  -------------------- -------------------  ------------------
        Total expenses..................             658,776               31,063              43,787              581,115
                                          ------------------  -------------------- -------------------  ------------------
          Net investment income (loss)..           (359,349)               23,292            (26,487)             (32,241)
                                          ------------------  -------------------- -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              230,968             101,257              251,622
      Realized gains (losses) on sale of
        investments.....................           (979,440)            (112,088)              29,117              509,624
                                          ------------------  -------------------- -------------------  ------------------
          Net realized gains (losses)...           (979,440)              118,880             130,374              761,246
                                          ------------------  -------------------- -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................           4,893,443              204,239             225,319            3,615,821
                                          ------------------  -------------------- -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,914,003              323,119             355,693            4,377,067
                                          ------------------  -------------------- -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,554,654   $          346,411  $          329,206   $        4,344,826
                                          ==================  ==================== ===================  ==================


                                                MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                             TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,697,118   $          819,107   $           23,333   $            2,175
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             733,976              325,347               13,247               20,142
      Administrative charges............             248,158              121,617                2,438                4,039
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................             982,134              446,964               15,685               24,181
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           1,714,984              372,143                7,648             (22,006)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              663,259                   --                   --
      Realized gains (losses) on sale of
        investments.....................             174,777              496,114             (19,773)             (23,788)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             174,777            1,159,373             (19,773)             (23,788)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           7,903,462            5,122,210              167,802              171,151
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           8,078,239            6,281,583              148,029              147,363
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        9,793,223   $        6,653,726   $          155,677   $          125,357
                                          ==================   ==================   ==================   ==================


                                            MSF OPPENHEIMER     MSF RUSSELL 2000
                                             GLOBAL EQUITY            INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          297,133   $           15,472
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             157,623               26,256
      Administrative charges............              51,500                4,516
                                          ------------------   ------------------
        Total expenses..................             209,123               30,772
                                          ------------------   ------------------
          Net investment income (loss)..              88,010             (15,300)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              89,189               36,714
                                          ------------------   ------------------
          Net realized gains (losses)...              89,189               36,714
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           3,738,283              185,178
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,827,472              221,892
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,915,482   $          206,592
                                          ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE   MSF T. ROWE PRICE   MSF VAN ECK GLOBAL MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH    SMALL CAP GROWTH     NATURAL RESOURCES  BOND OPPORTUNITIES
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------   ------------------ --------------------
INVESTMENT INCOME:
     Dividends..........................  $          10,743   $               --   $               --  $          435,967
                                          ------------------  ------------------   ------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges.........................            566,551              127,839               40,070             154,018
     Administrative charges.............            108,286               22,382               12,211              30,991
                                          ------------------  ------------------   ------------------ --------------------
        Total expenses..................            674,837              150,221               52,281             185,009
                                          ------------------  ------------------   ------------------ --------------------
          Net investment income (loss)..          (664,094)            (150,221)             (52,281)             250,958
                                          ------------------  ------------------   ------------------ --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                 --            1,040,196              336,456                  --
     Realized gains (losses) on sale of
        investments.....................          1,606,828              465,179            (133,276)             396,091
                                          ------------------  ------------------   ------------------ --------------------
          Net realized gains (losses)...          1,606,828            1,505,375              203,180             396,091
                                          ------------------  ------------------   ------------------ --------------------
     Change in unrealized gains (losses)
        on investments..................          6,295,800               55,646             (45,763)             534,419
                                          ------------------  ------------------   ------------------ --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................          7,902,628            1,561,021              157,417             930,510
                                          ------------------  ------------------   ------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $       7,238,534   $        1,410,800   $          105,136  $        1,181,468
                                          ==================  ==================   ================== ====================

                                           MSF WESTERN ASSET
                                              MANAGEMENT            PIMCO VIT           PIMCO VIT            PUTNAM VT
                                            U.S. GOVERNMENT        HIGH YIELD         LOW DURATION         EQUITY INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $          245,545   $          464,272   $         227,183   $          579,905
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................             182,311               98,556             151,940              190,954
     Administrative charges.............              32,249               20,106              29,397               61,657
                                          ------------------   ------------------   -----------------   ------------------
        Total expenses..................             214,560              118,662             181,337              252,611
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..              30,985              345,610              45,846              327,294
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                   --                  --                   --
     Realized gains (losses) on sale of
        investments.....................              68,550               65,971              57,982              353,694
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...              68,550               65,971              57,982              353,694
                                          ------------------   ------------------   -----------------   ------------------
     Change in unrealized gains (losses)
        on investments..................              68,001              536,049             392,441            3,496,447
                                          ------------------   ------------------   -----------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             136,551              602,020             450,423            3,850,141
                                          ------------------   ------------------   -----------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          167,536   $          947,630   $         496,269   $        4,177,435
                                          ==================   ==================   =================   ==================


                                               PUTNAM VT      RUSSELL AGGRESSIVE
                                           MULTI-CAP GROWTH         EQUITY
                                              SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------
INVESTMENT INCOME:
     Dividends..........................  $           10,445  $           17,965
                                          ------------------  ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................              29,145              21,741
     Administrative charges.............               4,094               2,605
                                          ------------------  ------------------
        Total expenses..................              33,239              24,346
                                          ------------------  ------------------
          Net investment income (loss)..            (22,794)             (6,381)
                                          ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                  --
     Realized gains (losses) on sale of
        investments.....................              87,536            (13,412)
                                          ------------------  ------------------
          Net realized gains (losses)...              87,536            (13,412)
                                          ------------------  ------------------
     Change in unrealized gains (losses)
        on investments..................             263,134             271,218
                                          ------------------  ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             350,670             257,806
                                          ------------------  ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          327,876  $          251,425
                                          ==================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                               RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                           RUSSELL CORE BOND    ESTATE SECURITIES         EQUITY         RUSSELL NON-U.S.
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   -------------------  ------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................  $          225,101   $           56,025   $          102,373  $           66,618
                                          ------------------   -------------------  ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             121,900               14,154              112,831              47,376
      Administrative charges............              14,625                1,695               13,537               5,681
                                          ------------------   -------------------  ------------------- ------------------
        Total expenses..................             136,525               15,849              126,368              53,057
                                          ------------------   -------------------  ------------------- ------------------
          Net investment income (loss)..              88,576               40,176             (23,995)              13,561
                                          ------------------   -------------------  ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             227,052                   --                   --                  --
      Realized gains (losses) on sale of
        investments.....................             128,543              (5,774)              130,720           (127,844)
                                          ------------------   -------------------  ------------------- ------------------
          Net realized gains (losses)...             355,595              (5,774)              130,720           (127,844)
                                          ------------------   -------------------  ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................             208,898              223,919            1,088,782             747,428
                                          ------------------   -------------------  ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             564,493              218,145            1,219,502             619,584
                                          ------------------   -------------------  ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          653,069   $          258,321   $        1,195,507  $          633,145
                                          ==================   ===================  =================== ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- -------------------------------
                                      2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        16,491  $       510,497 $       113,324  $        97,614 $     (105,844) $     (260,625)
   Net realized gains
     (losses)..................        1,843,654          293,404         345,191          129,989       3,265,177         856,304
   Change in unrealized
     gains (losses) on
     investments...............       18,177,752     (10,363,114)       3,508,464      (5,258,536)      16,336,209     (6,622,827)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       20,037,897      (9,559,213)       3,966,979      (5,030,933)      19,495,542     (6,027,148)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        2,700,041       10,748,017         396,507        3,085,183       4,598,905      12,819,776
   Net transfers (including
     fixed account)............      (5,099,486)       10,346,518          40,433        5,620,538     (2,892,397)       7,818,929
   Contract charges............        (851,342)        (650,166)       (213,201)        (152,056)     (1,012,056)       (793,244)
   Transfers for contract
     benefits and
     terminations..............      (5,453,200)      (4,301,205)     (1,458,596)      (1,142,483)     (6,752,127)     (4,998,946)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (8,703,987)       16,143,164     (1,234,857)        7,411,182     (6,057,675)      14,846,515
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets...........       11,333,910        6,583,951       2,732,122        2,380,249      13,437,867       8,819,367
NET ASSETS:
   Beginning of year...........       95,488,976       88,905,025      23,246,445       20,866,196     115,994,216     107,174,849
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
   End of year.................  $   106,822,886  $    95,488,976 $    25,978,567  $    23,246,445 $   129,432,083 $   115,994,216
                                 ===============  =============== =============== ================ =============== ===============

                                        DWS II GOVERNMENT &
                                         AGENCY SECURITIES           FIDELITY VIP EQUITY-INCOME
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------   --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        18,750   $        25,200 $        72,431  $        39,895
   Net realized gains
     (losses)..................           23,117            23,395         276,506         (98,309)
   Change in unrealized
     gains (losses) on
     investments...............         (30,990)               680         350,502           17,700
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           10,877            49,275         699,439         (40,714)
                                 ---------------   --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................              532               890          75,143           24,902
   Net transfers (including
     fixed account)............         (26,140)          (33,688)         309,747          220,754
   Contract charges............            (895)             (993)        (18,343)         (16,136)
   Transfers for contract
     benefits and
     terminations..............         (92,468)          (95,013)       (465,790)        (321,849)
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (118,971)         (128,804)        (99,243)         (92,329)
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        (108,094)          (79,529)         600,196        (133,043)
NET ASSETS:
   Beginning of year...........          801,100           880,629       4,481,906        4,614,949
                                 ---------------   --------------- ---------------  ---------------
   End of year.................  $       693,006   $       801,100 $     5,082,102  $     4,481,906
                                 ===============   =============== ===============  ===============

                                                                           FTVIPT TEMPLETON
                                 FIDELITY VIP GROWTH OPPORTUNITIES        FOREIGN SECURITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (1,080)  $       (1,264)  $       439,503   $       106,223
   Net realized gains
     (losses)..................            1,013            1,617        (201,568)            72,285
   Change in unrealized
     gains (losses) on
     investments...............           16,699            1,725        3,917,575       (3,696,277)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           16,632            2,078        4,155,510       (3,517,769)
                                 ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................               --               --          289,288           307,337
   Net transfers (including
     fixed account)............            6,288          (2,557)        (281,750)         (880,799)
   Contract charges............            (142)            (145)         (90,760)         (101,368)
   Transfers for contract
     benefits and
     terminations..............          (3,873)         (18,100)      (2,256,554)       (3,349,513)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............            2,273         (20,802)      (2,339,776)       (4,024,343)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...........           18,905         (18,724)        1,815,734       (7,542,112)
NET ASSETS:
   Beginning of year...........           90,395          109,119       26,237,200        33,779,312
                                 ---------------  ---------------  ---------------   ---------------
   End of year.................  $       109,300  $        90,395  $    28,052,934   $    26,237,200
                                 ===============  ===============  ===============   ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                MIST
                                                                          ALLIANCEBERNSTEIN
                                                                           GLOBAL DYNAMIC             MIST AMERICAN FUNDS
                                      INVESCO V.I. INTERNATIONAL GROWTH      ALLOCATION               BALANCED ALLOCATION
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                     -----------------------------------  -----------------   -----------------------------------
                                          2012                2011            2012 (a)             2012                2011
                                     ---------------     ---------------   ---------------    ---------------     ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       (7,505)     $       (4,494)   $     (105,629)    $       217,054     $     (678,992)
   Net realized gains (losses)......         187,439             185,414             7,368          6,301,663           5,020,834
   Change in unrealized
     gains (losses) on
     investments....................         626,911           (736,747)         1,136,097         18,666,860        (12,867,506)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         806,845           (555,827)         1,037,836         25,185,577         (8,525,664)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          48,304              52,743        11,185,823          5,384,142           4,152,092
   Net transfers (including
     fixed account).................        (48,681)           (448,230)         9,893,042          (708,071)           1,257,478
   Contract charges.................        (21,206)            (22,740)          (22,914)        (2,283,365)         (2,171,228)
   Transfers for contract benefits
     and terminations...............       (645,014)           (675,807)         (220,708)       (10,566,334)        (11,691,711)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................       (666,597)         (1,094,034)        20,835,243        (8,173,628)         (8,453,369)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets................         140,248         (1,649,861)        21,873,079         17,011,949        (16,979,033)
NET ASSETS:
   Beginning of year................       6,118,917           7,768,778                --        218,152,622         235,131,655
                                     ---------------     ---------------   ---------------    ---------------     ---------------
   End of year...................... $     6,259,165     $     6,118,917   $    21,873,079    $   235,164,571     $   218,152,622
                                     ===============     ===============   ===============    ===============     ===============



                                                                           MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS BOND             GROWTH ALLOCATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------- --------------------------------
                                         2012             2011            2012             2011
                                     --------------  --------------- --------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      156,899  $       113,523 $    (835,919)  $    (1,029,259)
   Net realized gains (losses)......        502,367          333,347      4,585,085         3,797,516
   Change in unrealized
     gains (losses) on
     investments....................      (110,361)          272,745     25,535,407      (16,869,802)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        548,905          719,615     29,284,573      (14,101,545)
                                     --------------  --------------- --------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        276,727          267,956      7,255,731         5,960,311
   Net transfers (including
     fixed account).................      (489,582)        (389,176)    (7,253,472)       (1,220,035)
   Contract charges.................      (180,860)        (184,352)    (2,304,571)       (2,102,968)
   Transfers for contract benefits
     and terminations...............    (1,040,885)        (999,706)    (9,745,918)       (7,823,674)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................    (1,434,600)      (1,305,278)   (12,048,230)       (5,186,366)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets................      (885,695)        (585,663)     17,236,343      (19,287,911)
NET ASSETS:
   Beginning of year................     17,623,360       18,209,023    208,535,138       227,823,049
                                     --------------  --------------- --------------  ----------------
   End of year...................... $   16,737,665  $    17,623,360 $  225,771,481  $    208,535,138
                                     ==============  =============== ==============  ================




                                      MIST AMERICAN FUNDS GROWTH     MIST AMERICAN FUNDS INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                     ------------------------------- ---------------------------------
                                         2012             2011             2012             2011
                                     --------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (323,394)  $     (331,448) $       (6,221)  $      (12,062)
   Net realized gains (losses)......      1,491,508        1,524,742         182,408          581,888
   Change in unrealized
     gains (losses) on
     investments....................      2,541,492      (2,727,836)       1,823,450      (3,003,350)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,709,606      (1,534,542)       1,999,637      (2,433,524)
                                     --------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        368,783          392,002         437,322          267,861
   Net transfers (including
     fixed account).................    (1,441,672)        (844,776)       (730,878)      (1,073,190)
   Contract charges.................      (254,135)        (250,542)       (141,047)        (144,501)
   Transfers for contract benefits
     and terminations...............    (1,563,023)      (1,612,761)       (585,354)        (840,181)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................    (2,890,047)      (2,316,077)     (1,019,957)      (1,790,011)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets................        819,559      (3,850,619)         979,680      (4,223,535)
NET ASSETS:
   Beginning of year................     24,917,298       28,767,917      13,014,763       17,238,298
                                     --------------  --------------- ---------------  ---------------
   End of year...................... $   25,736,857  $    24,917,298 $    13,994,443  $    13,014,763
                                     ==============  =============== ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                        MIST
                                                                      MIST AQR        BLACKROCK
                                        MIST AMERICAN FUNDS          GLOBAL RISK   GLOBAL TACTICAL          MIST BLACKROCK
                                        MODERATE ALLOCATION           BALANCED       STRATEGIES               HIGH YIELD
                                            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT              SUB-ACCOUNT
                                 -------------------------------- --------------- ---------------- --------------------------------
                                      2012              2011          2012 (a)        2012 (a)           2012             2011
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       595,498  $       (5,244) $      (81,216) $     (215,547)  $       770,102  $       656,421
   Net realized gains
     (losses)..................        5,433,160        3,628,743           8,760          13,087          356,221          473,547
   Change in unrealized
     gains (losses) on
     investments...............        5,309,327      (5,421,780)         630,650       2,056,998          880,225        (951,229)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       11,337,985      (1,798,281)         558,194       1,854,538        2,006,548          178,739
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        1,357,270        3,696,894         246,911      19,492,373          552,889          616,594
   Net transfers (including
     fixed account)............      (4,179,111)      (2,066,811)      15,473,901      23,511,165        2,884,131      (2,142,106)
   Contract charges............      (1,317,961)      (1,309,028)        (43,228)        (42,218)        (109,129)         (93,259)
   Transfers for contract
     benefits and
     terminations..............      (9,745,348)      (7,000,037)       (219,348)       (377,778)      (1,525,030)      (1,014,270)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (13,885,150)      (6,678,982)      15,458,236      42,583,542        1,802,861      (2,633,041)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      (2,547,165)      (8,477,263)      16,016,430      44,438,080        3,809,409      (2,454,302)
NET ASSETS:
   Beginning of year...........      129,356,533      137,833,796              --              --       12,434,639       14,888,941
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
   End of year.................  $   126,809,368  $   129,356,533 $    16,016,430 $    44,438,080  $    16,244,048  $    12,434,639
                                 ===============  =============== =============== ================ ===============  ===============



                                          MIST BLACKROCK
                                          LARGE CAP CORE           MIST CLARION GLOBAL REAL ESTATE
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         3,397  $        (2,790) $       210,714  $       895,908
   Net realized gains
     (losses)..................          102,883            34,316       (713,424)        (998,539)
   Change in unrealized
     gains (losses) on
     investments...............          585,260         (120,141)       8,520,403      (2,380,733)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          691,540          (88,615)       8,017,693      (2,483,364)
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          522,666         1,531,036         570,276          804,309
   Net transfers (including
     fixed account)............          478,738         1,282,798       (240,798)          856,077
   Contract charges............         (50,637)          (23,846)       (166,994)        (153,934)
   Transfers for contract
     benefits and
     terminations..............        (287,767)          (89,330)     (2,941,381)      (3,443,092)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............          663,000         2,700,658     (2,778,897)      (1,936,640)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        1,354,540         2,612,043       5,238,796      (4,420,004)
NET ASSETS:
   Beginning of year...........        5,254,597         2,642,554      34,277,327       38,697,331
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................  $     6,609,137  $      5,254,597 $    39,516,123  $    34,277,327
                                 ===============  ================ ===============  ===============




                                    MIST DREMAN SMALL CAP VALUE    MIST GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (20,665)  $         38,240 $     (188,666)  $     (221,077)
   Net realized gains
     (losses)..................          146,628            89,596          20,259         (92,147)
   Change in unrealized
     gains (losses) on
     investments...............          898,208         (948,022)       2,677,080      (1,096,325)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        1,024,171         (820,186)       2,508,673      (1,409,549)
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          275,959         1,078,029          92,435          180,643
   Net transfers (including
     fixed account)............         (20,598)         1,178,908       (258,827)        (555,904)
   Contract charges............         (54,923)          (38,707)        (80,324)         (84,480)
   Transfers for contract
     benefits and
     terminations..............        (432,808)         (259,961)     (1,464,848)      (1,325,329)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (232,370)         1,958,269     (1,711,564)      (1,785,070)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........          791,801         1,138,083         797,109      (3,194,619)
NET ASSETS:
   Beginning of year...........        7,126,054         5,987,971      16,271,354       19,465,973
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................  $     7,917,855  $      7,126,054 $    17,068,463  $    16,271,354
                                 ===============  ================ ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                  MIST INVESCO
                                                                                  BALANCED-RISK
                                              MIST HARRIS OAKMARK INTERNATIONAL    ALLOCATION     MIST INVESCO SMALL CAP GROWTH
                                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                              --------------------------------- --------------- ---------------------------------
                                                    2012             2011           2012 (b)          2012             2011
                                               ---------------  --------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............  $      (47,989)  $   (1,108,781) $      (28,934) $     (770,289)  $      (844,860)
   Net realized gains (losses)...............        (575,680)        (347,943)         197,330       4,636,784         2,217,966
   Change in unrealized gains (losses) on
     investments.............................       14,433,429      (8,743,257)         235,621       3,485,103       (2,251,368)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets
       resulting from operations.............       13,809,760     (10,199,981)         404,017       7,351,598         (878,262)
                                               ---------------  --------------- --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................          836,754          653,108         153,517         566,267           457,309
   Net transfers (including fixed account)...      (3,701,717)      (1,686,285)      18,104,568     (3,822,308)       (2,838,958)
   Contract charges..........................        (297,205)        (319,013)        (46,740)       (218,696)         (233,964)
   Transfers for contract benefits and
     terminations............................      (4,513,864)      (4,919,314)       (209,518)     (4,128,973)       (5,161,393)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets
       resulting from contract transactions..      (7,676,032)      (6,271,504)      18,001,827     (7,603,710)       (7,777,006)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets...        6,133,728     (16,471,485)      18,405,844       (252,112)       (8,655,268)
NET ASSETS:
   Beginning of year.........................       54,661,488       71,132,973              --      46,716,193        55,371,461
                                               ---------------  --------------- --------------- ---------------  ----------------
   End of year...............................  $    60,795,216  $    54,661,488 $    18,405,844 $    46,464,081  $     46,716,193
                                               ===============  =============== =============== ===============  ================

                                                                                                                  MIST JPMORGAN
                                                                                                                  GLOBAL ACTIVE
                                                     MIST JANUS FORTY           MIST JENNISON LARGE CAP EQUITY     ALLOCATION
                                                        SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                              -------------------------------- --------------------------------- ---------------
                                                   2012              2011            2012             2011          2012 (b)
                                              ---------------  --------------- ---------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............. $      (21,268)  $         (229) $      (68,005)   $      (91,602) $         (317)
   Net realized gains (losses)...............          29,031            (681)         707,465           641,798          48,453
   Change in unrealized gains (losses) on
     investments.............................         214,381         (73,873)          10,169         (452,954)         252,299
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets
       resulting from operations.............         222,144         (74,783)         649,629            97,242         300,435
                                              ---------------  --------------- ---------------   --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................           5,557            9,390          40,844           101,338       2,886,045
   Net transfers (including fixed account)...       1,479,969          595,006     (2,846,270)       (6,752,012)       4,261,165
   Contract charges..........................        (12,515)          (7,855)        (37,026)          (64,173)         (6,746)
   Transfers for contract benefits and
     terminations............................       (139,480)         (35,479)       (407,747)          (52,507)        (69,710)
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions..       1,333,531          561,062     (3,250,199)       (6,767,354)       7,070,754
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets...       1,555,675          486,279     (2,600,570)       (6,670,112)       7,371,189
NET ASSETS:
   Beginning of year.........................         924,910          438,631       5,731,316        12,401,428              --
                                              ---------------  --------------- ---------------   --------------- ---------------
   End of year............................... $     2,480,585  $       924,910 $     3,130,746   $     5,731,316 $     7,371,189
                                              ===============  =============== ===============   =============== ===============


                                                 MIST LEGG MASON CLEARBRIDGE
                                                      AGGRESSIVE GROWTH
                                                         SUB-ACCOUNT
                                              --------------------------------
                                                   2012              2011
                                              ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............. $   (1,202,964)  $   (1,161,537)
   Net realized gains (losses)...............       1,540,752        1,122,913
   Change in unrealized gains (losses) on
     investments.............................      11,875,814        (746,623)
                                              ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations.............      12,213,602        (785,247)
                                              ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................       1,228,421          866,764
   Net transfers (including fixed account)...     (2,877,118)       17,074,217
   Contract charges..........................       (329,696)        (302,220)
   Transfers for contract benefits and
     terminations............................     (5,771,530)      (7,660,669)
                                              ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions..     (7,749,923)        9,978,092
                                              ---------------  ---------------
     Net increase (decrease) in net assets...       4,463,679        9,192,845
NET ASSETS:
   Beginning of year.........................      74,857,416       65,664,571
                                              ---------------  ---------------
   End of year............................... $    79,321,095  $    74,857,416
                                              ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                MIST LOOMIS SAYLES GLOBAL MARKETS  MIST LORD ABBETT BOND DEBENTURE MIST LORD ABBETT MID CAP VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                --------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012            2011
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $        96,072  $       120,174  $    15,273,390  $    12,899,459 $   (1,443,228)  $   (1,351,736)
   Net realized gains (losses).         227,782          522,071        2,704,536        3,026,355     (3,430,104)      (4,272,147)
   Change in unrealized
     gains (losses) on
     investments...............       1,534,216        (980,259)       10,042,241      (7,327,993)      28,776,620      (3,532,119)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,858,070        (338,014)       28,020,167        8,597,821      23,903,288      (9,156,002)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         596,981          566,727        2,984,634        4,573,535       1,644,994        4,962,818
   Net transfers (including
     fixed account)............       1,724,999      (2,835,897)      (1,682,646)     (10,453,712)     (5,874,126)      (7,489,126)
   Contract charges............       (106,750)        (102,755)        (909,336)        (869,781)       (760,540)        (723,913)
   Transfers for contract
     benefits and
     terminations..............     (1,118,519)        (500,078)     (30,309,729)     (29,193,138)    (19,360,998)     (21,427,437)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       1,096,711      (2,872,003)     (29,917,077)     (35,943,096)    (24,350,670)     (24,677,658)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       2,954,781      (3,210,017)      (1,896,910)     (27,345,275)       (447,382)     (33,833,660)
NET ASSETS:
   Beginning of year...........      12,022,681       15,232,698      254,363,555      281,708,830     188,118,964      221,952,624
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
   End of year................. $    14,977,462  $    12,022,681  $   252,466,645  $   254,363,555 $   187,671,582  $   188,118,964
                                ===============  ===============  ===============  =============== ===============  ===============

                                        MIST MET/EATON            MIST MET/FRANKLIN LOW DURATION
                                      VANCE FLOATING RATE                  TOTAL RETURN            MIST MET/FRANKLIN MUTUAL SHARES
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                     2012             2011             2012           2011 (c)          2012             2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $        41,559  $        12,755 $       109,845  $      (55,363) $     (480,807)  $     1,922,864
   Net realized gains (losses).          18,015            2,943          10,947          (1,428)      20,456,445        6,221,592
   Change in unrealized
     gains (losses) on
     investments...............          91,864         (11,391)         319,835         (82,462)     (5,696,587)      (9,892,606)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........         151,438            4,307         440,627        (139,253)      14,279,051      (1,748,150)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         130,180           34,896       1,348,069        2,985,129       4,040,424       12,670,853
   Net transfers (including
     fixed account)............       1,206,557        1,797,459       6,508,992        8,263,968     (2,138,300)        9,335,351
   Contract charges............        (16,819)         (13,101)        (93,849)         (16,685)       (936,832)        (738,089)
   Transfers for contract
     benefits and
     terminations..............       (229,212)        (451,764)     (1,183,481)        (267,657)     (7,320,861)      (4,415,328)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       1,090,706        1,367,490       6,579,731       10,964,755     (6,355,569)       16,852,787
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       1,242,144        1,371,797       7,020,358       10,825,502       7,923,482       15,104,637
NET ASSETS:
   Beginning of year...........       2,191,750          819,953      10,825,502               --     112,391,750       97,287,113
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $     3,433,894  $     2,191,750 $    17,845,860  $    10,825,502 $   120,315,232  $   112,391,750
                                ===============  =============== ===============  =============== ===============  ===============

                                   MIST MET/FRANKLIN TEMPLETON
                                        FOUNDING STRATEGY
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $     4,833,958  $     1,005,147
   Net realized gains (losses).       6,636,056        2,954,734
   Change in unrealized
     gains (losses) on
     investments...............      11,523,784      (8,703,561)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      22,993,798      (4,743,680)
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................       3,246,712        7,083,271
   Net transfers (including
     fixed account)............     (3,365,103)        1,354,429
   Contract charges............     (1,629,543)      (1,462,039)
   Transfers for contract
     benefits and
     terminations..............    (10,813,639)      (8,636,538)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (12,561,573)      (1,660,877)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........      10,432,225      (6,404,557)
NET ASSETS:
   Beginning of year...........     159,648,015      166,052,572
                                ---------------  ---------------
   End of year................. $   170,080,240  $   159,648,015
                                ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                             MIST
                                                                         MET/TEMPLETON
                                  MIST MET/TEMPLETON GROWTH           INTERNATIONAL BOND         MIST METLIFE AGGRESSIVE STRATEGY
                                         SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                              -------------------------------- --------------------------------- ---------------------------------
                                   2012              2011            2012             2011             2012             2011
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $       156,595  $      (14,620) $        435,950  $       164,770 $   (1,581,284)  $      (785,581)
   Net realized gains
     (losses)................         964,906          139,677         (32,325)          (7,634)       3,159,809         2,972,648
   Change in unrealized
     gains (losses) on
     investments.............       3,350,956      (3,241,046)          222,776        (284,456)      22,746,050      (15,103,733)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.......       4,472,457      (3,115,989)          626,401        (127,320)      24,324,575      (12,916,666)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................         285,277        1,476,073          300,199          966,370       2,796,041         4,977,927
   Net transfers (including
     fixed account)..........       (921,794)       12,964,561          634,152        1,585,979     (5,159,970)      (11,328,811)
   Contract charges..........       (122,737)         (99,034)         (53,636)         (28,607)       (942,347)         (915,522)
   Transfers for contract
     benefits and
     terminations............     (2,206,103)      (1,489,209)        (302,162)        (189,319)    (10,960,729)       (9,636,138)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........     (2,965,357)       12,852,391          578,553        2,334,423    (14,267,005)      (16,902,544)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.........       1,507,100        9,736,402        1,204,954        2,207,103      10,057,570      (29,819,210)
NET ASSETS:
   Beginning of year.........      22,462,217       12,725,815        4,276,366        2,069,263     168,280,842       198,100,052
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
   End of year............... $    23,969,317  $    22,462,217 $      5,481,320  $     4,276,366 $   178,338,412  $    168,280,842
                              ===============  =============== ================  =============== ===============  ================


                               MIST METLIFE
                               BALANCED PLUS   MIST METLIFE BALANCED STRATEGY    MIST METLIFE DEFENSIVE STRATEGY
                                SUB-ACCOUNT              SUB-ACCOUNT                       SUB-ACCOUNT
                              --------------- --------------------------------- ---------------------------------
                                 2012 (a)           2012             2011             2012             2011
                              --------------- ---------------   --------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $     (353,181) $    22,790,522   $     7,138,960 $     5,829,099  $      2,910,513
   Net realized gains
     (losses)................           5,272      16,081,422         2,534,556       7,820,790         5,227,993
   Change in unrealized
     gains (losses) on
     investments.............       4,726,943     260,074,614      (86,225,082)      24,333,717       (6,722,045)
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.......       4,379,034     298,946,558      (76,551,566)      37,983,606         1,416,461
                              --------------- ---------------   --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................      43,096,183      44,706,794       206,467,766       6,663,243        14,663,114
   Net transfers (including
     fixed account)..........      33,930,300     (5,375,897)       143,460,229      30,989,631        33,894,594
   Contract charges..........        (23,838)    (20,686,267)      (17,052,545)     (3,092,724)       (2,558,879)
   Transfers for contract
     benefits and
     terminations............       (595,720)   (154,893,706)     (142,955,674)    (31,451,949)      (25,254,156)
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........      76,406,925   (136,249,076)       189,919,776       3,108,201        20,744,673
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.........      80,785,959     162,697,482       113,368,210      41,091,807        22,161,134
NET ASSETS:
   Beginning of year.........              --   2,431,515,757     2,318,147,547     405,417,433       383,256,299
                              --------------- ---------------   --------------- ---------------  ----------------
   End of year............... $    80,785,959 $ 2,594,213,239   $ 2,431,515,757 $   446,509,240  $    405,417,433
                              =============== ===============   =============== ===============  ================



                                MIST METLIFE GROWTH STRATEGY
                                         SUB-ACCOUNT
                              --------------------------------
                                   2012              2011
                              ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $     2,513,937  $       945,935
   Net realized gains
     (losses)................       6,505,215        1,502,121
   Change in unrealized
     gains (losses) on
     investments.............     185,569,456     (82,847,615)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.......     194,588,608     (80,399,559)
                              ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................      23,813,879       22,098,420
   Net transfers (including
     fixed account)..........    (34,652,491)     (36,883,018)
   Contract charges..........    (11,705,358)     (11,491,699)
   Transfers for contract
     benefits and
     terminations............    (90,083,377)     (88,536,236)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........   (112,627,347)    (114,812,533)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets.........      81,961,261    (195,212,092)
NET ASSETS:
   Beginning of year.........   1,424,650,304    1,619,862,396
                              ---------------  ---------------
   End of year............... $ 1,506,611,565  $ 1,424,650,304
                              ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST METLIFE MODERATE STRATEGY  MIST MFS EMERGING MARKETS EQUITY MIST MFS RESEARCH INTERNATIONAL
                                           SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                      2012             2011            2012             2011            2012            2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $    12,647,551  $     4,249,339 $     (337,480)  $        31,586 $       790,340  $       816,414
   Net realized gains (losses).       5,340,765        1,948,603       (130,060)        1,043,498     (2,687,296)      (1,702,270)
   Change in unrealized
     gains (losses) on
     investments...............      79,305,253     (20,000,610)       9,550,566     (13,599,933)      20,272,940     (15,529,203)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      97,293,569     (13,802,668)       9,083,026     (12,524,849)      18,375,984     (16,415,059)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................      16,957,341       60,063,643       2,099,985        2,815,191       2,386,360        4,534,435
   Net transfers (including
     fixed account)............      16,690,381       72,873,918     (3,709,473)      (4,774,773)       1,223,991        3,338,928
   Contract charges............     (7,371,611)      (6,142,026)       (330,822)        (309,802)       (500,554)        (479,704)
   Transfers for contract
     benefits and
     terminations..............    (57,809,808)     (56,409,300)     (3,637,472)      (4,440,420)    (11,935,573)     (13,182,963)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (31,533,697)       70,386,235     (5,577,782)      (6,709,804)     (8,825,776)      (5,789,304)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      65,759,872       56,583,567       3,505,244     (19,234,653)       9,550,208     (22,204,363)
NET ASSETS:
   Beginning of year...........     896,942,380      840,358,813      52,679,213       71,913,866     123,865,118      146,069,481
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $   962,702,252  $   896,942,380 $    56,184,457  $    52,679,213 $   133,415,326  $   123,865,118
                                ===============  =============== ===============  =============== ===============  ===============

                                                                       MIST MORGAN STANLEY              MIST PIMCO INFLATION
                                       MIST MLA MID CAP                  MID CAP GROWTH                    PROTECTED BOND
                                          SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                     2012             2011             2012             2011            2012             2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $     (409,389)  $     (297,807) $     (713,376)  $     (346,021) $     1,965,246  $       201,481
   Net realized gains (losses).       (604,650)        (846,650)       1,287,533        3,959,318       7,752,703        5,633,754
   Change in unrealized
     gains (losses) on
     investments...............       2,809,104      (2,002,926)       4,432,788      (8,715,853)       (941,777)        4,000,963
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,795,065      (3,147,383)       5,006,945      (5,102,556)       8,776,172        9,836,198
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         514,259        1,507,852       1,354,185        4,109,362       2,134,134        7,580,020
   Net transfers (including
     fixed account)............     (1,401,990)          170,075       1,103,141          289,062       6,386,261        8,427,316
   Contract charges............       (189,716)        (178,126)       (270,124)        (225,960)       (904,257)        (692,387)
   Transfers for contract
     benefits and
     terminations..............     (3,970,653)      (3,990,191)     (5,425,025)      (6,457,178)     (8,546,083)      (8,709,504)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (5,048,100)      (2,490,390)     (3,237,823)      (2,284,714)       (929,945)        6,605,445
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........     (3,253,035)      (5,637,773)       1,769,122      (7,387,270)       7,846,227       16,441,643
NET ASSETS:
   Beginning of year...........      44,861,730       50,499,503      61,573,810       68,961,080     113,654,208       97,212,565
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $    41,608,695  $    44,861,730 $    63,342,932  $    61,573,810 $   121,500,435  $   113,654,208
                                ===============  =============== ===============  =============== ===============  ===============


                                     MIST PIMCO TOTAL RETURN
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $    11,134,503  $     7,824,763
   Net realized gains (losses).       3,797,626       19,041,691
   Change in unrealized
     gains (losses) on
     investments...............      28,935,806     (16,779,763)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      43,867,935       10,086,691
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................      10,488,717       30,393,401
   Net transfers (including
     fixed account)............      10,723,781       50,814,763
   Contract charges............     (3,656,551)      (3,024,470)
   Transfers for contract
     benefits and
     terminations..............    (46,975,148)     (42,664,316)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (29,419,201)       35,519,378
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........      14,448,734       45,606,069
NET ASSETS:
   Beginning of year...........     558,129,340      512,523,271
                                ---------------  ---------------
   End of year................. $   572,578,074  $   558,129,340
                                ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                                  MIST PYRAMIS
                                                                                                                   GOVERNMENT
                                                     MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME        INCOME
                                                        SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                             --------------------------------- -------------------------------- ---------------
                                                   2012             2011            2012             2011           2012 (a)
                                             ----------------  --------------- ---------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $        285,570  $         8,113 $       477,410  $       361,175 $      (29,598)
   Net realized gains (losses)..............        3,313,049        3,300,675         214,255          237,358          12,429
   Change in unrealized gains (losses) on
     investments............................        4,351,864      (8,687,609)         602,375        (349,362)          62,083
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets
       resulting from operations............        7,950,483      (5,378,821)       1,294,040          249,171          44,914
                                             ----------------  --------------- ---------------  --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................        1,692,777        2,800,393         350,163          705,052       2,575,545
   Net transfers (including fixed account)..        (384,593)          907,609       1,241,236        2,555,715       3,510,587
   Contract charges.........................        (277,636)        (248,554)        (77,930)         (52,170)         (9,698)
   Transfers for contract benefits and
     terminations...........................      (9,924,163)      (9,757,613)       (919,166)        (578,439)       (124,351)
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.      (8,893,615)      (6,298,165)         594,303        2,630,158       5,952,083
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets..        (943,132)     (11,676,986)       1,888,343        2,879,329       5,996,997
NET ASSETS:
   Beginning of year........................       88,342,563      100,019,549      12,748,172        9,868,843              --
                                             ----------------  --------------- ---------------  --------------- ---------------
   End of year.............................. $     87,399,431  $    88,342,563 $    14,636,515  $    12,748,172 $     5,996,997
                                             ================  =============== ===============  =============== ===============


                                                                                 MIST SCHRODERS
                                                    MIST RCM TECHNOLOGY        GLOBAL MULTI-ASSET  MIST SSGA GROWTH AND INCOME ETF
                                                        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                             --------------------------------- ------------------ --------------------------------
                                                   2012             2011            2012 (b)            2012             2011
                                             ---------------  ---------------- ------------------ ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $     (263,121)  $      (280,451)   $        18,656  $     1,828,114  $       591,525
   Net realized gains (losses)..............       1,772,089           271,230            88,493        4,527,194        2,818,227
   Change in unrealized gains (losses) on
     investments............................       (846,270)       (2,402,373)            89,118       10,765,948      (3,865,493)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations............         662,698       (2,411,594)           196,267       17,121,256        (455,741)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................         126,323            66,402         1,120,729        2,625,247       14,724,211
   Net transfers (including fixed account)..       4,682,915           734,317         4,111,316        2,684,874       18,001,121
   Contract charges.........................        (62,010)          (70,559)           (7,678)      (1,397,696)      (1,036,669)
   Transfers for contract benefits and
     terminations...........................     (1,111,533)       (1,354,728)          (23,415)      (8,380,933)      (6,163,017)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.       3,635,695         (624,568)         5,200,952      (4,468,508)       25,525,646
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets..       4,298,393       (3,036,162)         5,397,219       12,652,748       25,069,905
NET ASSETS:
   Beginning of year........................      10,635,784        13,671,946                --      149,799,689      124,729,784
                                             ---------------  ---------------- ------------------ ---------------  ---------------
   End of year.............................. $    14,934,177  $     10,635,784   $     5,397,219  $   162,452,437  $   149,799,689
                                             ===============  ================ ================== ===============  ===============



                                                   MIST SSGA GROWTH ETF
                                                        SUB-ACCOUNT
                                             --------------------------------
                                                   2012             2011
                                             ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $       244,713  $        55,974
   Net realized gains (losses)..............       2,361,003          481,980
   Change in unrealized gains (losses) on
     investments............................       3,567,085      (2,276,164)
                                             ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations............       6,172,801      (1,738,210)
                                             ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................         802,811        1,002,534
   Net transfers (including fixed account)..     (1,113,469)        5,063,989
   Contract charges.........................       (371,048)        (319,941)
   Transfers for contract benefits and
     terminations...........................     (2,552,535)      (2,593,771)
                                             ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.     (3,234,241)        3,152,811
                                             ---------------  ---------------
     Net increase (decrease) in net assets..       2,938,560        1,414,601
NET ASSETS:
   Beginning of year........................      47,811,625       46,397,024
                                             ---------------  ---------------
   End of year.............................. $    50,750,185  $    47,811,625
                                             ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST T. ROWE PRICE LARGE CAP VALUE MIST T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $     1,290,750  $    (3,820,138) $    (1,144,767)  $   (1,267,671)
   Net realized gains (losses)..      (3,386,810)      (10,178,952)       11,180,188        6,226,330
   Change in unrealized
     gains (losses) on
     investments................       94,239,552      (19,581,275)      (2,159,865)      (7,042,183)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       92,143,492      (33,580,365)        7,875,556      (2,083,524)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................        3,912,558         7,380,842          750,730          718,468
   Net transfers (including
     fixed account).............     (23,208,734)      (16,017,947)      (1,974,200)      (7,898,515)
   Contract charges.............      (1,777,893)       (1,743,383)        (366,894)        (393,009)
   Transfers for contract
     benefits and
     terminations...............     (74,998,823)      (67,483,258)      (5,551,785)      (7,416,227)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (96,072,892)      (77,863,746)      (7,142,149)     (14,989,283)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      (3,929,400)     (111,444,111)          733,407     (17,072,807)
NET ASSETS:
   Beginning of year............      590,684,856       702,128,967       69,666,727       86,739,534
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $   586,755,456  $    590,684,856 $     70,400,134  $    69,666,727
                                  ===============  ================ ================  ===============


                                 MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $     (855,471)  $     (312,414)  $      (165,283)  $     (191,018)
   Net realized gains (losses)..         496,588          560,999         1,682,862          422,475
   Change in unrealized
     gains (losses) on
     investments................       7,874,722      (6,154,154)       (1,070,623)      (1,186,084)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       7,515,839      (5,905,569)           446,956        (954,627)
                                 ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         493,887          479,512           230,789          129,977
   Net transfers (including
     fixed account).............     (4,184,045)      (6,223,582)         (455,057)        (558,430)
   Contract charges.............       (264,770)        (283,266)          (58,048)         (63,762)
   Transfers for contract
     benefits and
     terminations...............     (4,044,449)      (4,757,773)         (718,276)        (855,380)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (7,999,377)     (10,785,109)       (1,000,592)      (1,347,595)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............       (483,538)     (16,690,678)         (553,636)      (2,302,222)
NET ASSETS:
   Beginning of year............      50,131,398       66,822,076         9,703,933       12,006,155
                                 ---------------  ---------------  ----------------  ---------------
   End of year.................. $    49,647,860  $    50,131,398  $      9,150,297  $     9,703,933
                                 ===============  ===============  ================  ===============

                                                                          MSF BAILLIE GIFFORD
                                     MIST VAN KAMPEN COMSTOCK             INTERNATIONAL STOCK
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       261,786  $         67,025 $      (18,188)  $          8,039
   Net realized gains (losses)..         709,907         (199,664)       (193,429)         (178,940)
   Change in unrealized
     gains (losses) on
     investments................      15,390,328       (2,369,229)       1,070,581       (1,147,230)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      16,362,021       (2,501,868)         858,964       (1,318,131)
                                 ---------------  ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................       2,126,162         5,780,208         121,176            13,379
   Net transfers (including
     fixed account).............     (2,713,020)         1,739,008         126,458            89,169
   Contract charges.............       (547,185)         (460,904)        (26,761)          (27,073)
   Transfers for contract
     benefits and
     terminations...............     (8,850,457)       (7,814,318)       (506,578)         (460,412)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (9,984,500)         (756,006)       (285,705)         (384,937)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............       6,377,521       (3,257,874)         573,259       (1,703,068)
NET ASSETS:
   Beginning of year............      98,062,309       101,320,183       4,882,027         6,585,095
                                 ---------------  ---------------- ---------------  ----------------
   End of year.................. $   104,439,830  $     98,062,309 $     5,455,286  $      4,882,027
                                 ===============  ================ ===============  ================

                                  MSF BARCLAYS CAPITAL AGGREGATE
                                            BOND INDEX
                                            SUB-ACCOUNT
                                 --------------------------------
                                      2012              2011
                                 ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $        53,266  $        27,533
   Net realized gains (losses)..          27,821           10,441
   Change in unrealized
     gains (losses) on
     investments................        (27,939)           65,450
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          53,148          103,424
                                 ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          35,055           27,105
   Net transfers (including
     fixed account).............         557,325          753,471
   Contract charges.............        (21,560)         (16,215)
   Transfers for contract
     benefits and
     terminations...............       (267,380)         (90,188)
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         303,440          674,173
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets............         356,588          777,597
NET ASSETS:
   Beginning of year............       2,752,709        1,975,112
                                 ---------------  ---------------
   End of year.................. $     3,109,297  $     2,752,709
                                 ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                  MSF BLACKROCK LEGACY LARGE CAP
                                    MSF BLACKROCK BOND INCOME                 GROWTH                 MSF BLACKROCK MONEY MARKET
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012              2011           2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $     1,419,698  $     2,332,346 $      (97,388)  $     (119,620) $   (1,856,207)  $   (2,017,316)
   Net realized gains (losses).        1,106,954          235,339         545,833          569,218              --               --
   Change in unrealized
     gains (losses) on
     investments...............        3,092,410        1,909,204         799,215      (1,586,810)              --               --
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        5,619,062        4,476,889       1,247,660      (1,137,212)     (1,856,207)      (2,017,316)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        1,734,613        8,705,157          73,029          651,747       3,654,589        3,618,153
   Net transfers (including
     fixed account)............        3,906,717        4,300,825       (176,586)          895,577      17,450,205       49,526,693
   Contract charges............        (621,210)        (487,026)        (39,940)         (32,680)       (806,111)        (777,279)
   Transfers for contract
     benefits and
     terminations..............      (6,412,697)      (5,815,061)     (1,170,276)      (1,244,995)    (30,799,885)     (46,278,556)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (1,392,577)        6,703,895     (1,313,773)          269,649    (10,501,202)        6,089,011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        4,226,485       11,180,784        (66,113)        (867,563)    (12,357,409)        4,071,695
NET ASSETS:
   Beginning of year...........       89,516,238       78,335,454       9,935,283       10,802,846     130,635,278      126,563,583
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................  $    93,742,723  $    89,516,238 $     9,869,170  $     9,935,283 $   118,277,869  $   130,635,278
                                 ===============  =============== ===============  =============== ===============  ===============

                                                                                                           MSF LOOMIS SAYLES
                                      MSF DAVIS VENTURE VALUE            MSF JENNISON GROWTH               SMALL CAP GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- --------------------------------- --------------------------------
                                      2012              2011            2012             2011            2012              2011
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $   (1,458,231)  $     (858,644) $   (1,589,655)   $     (846,025) $     (179,159)  $     (191,732)
   Net realized gains (losses).        4,298,493        3,568,194       9,568,751         1,242,184         413,344          284,182
   Change in unrealized
     gains (losses) on
     investments...............       19,049,553     (14,769,014)     (4,717,658)         (926,737)       1,192,614          240,802
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       21,889,815     (12,059,464)       3,261,438         (530,578)       1,426,799          333,252
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        2,818,762        4,778,474       1,069,139           527,392         191,788          383,667
   Net transfers (including
     fixed account)............     (10,235,576)      (8,829,576)      80,129,126       (1,933,052)       (641,462)        (767,308)
   Contract charges............      (1,071,536)      (1,048,236)       (456,567)         (257,169)        (73,644)         (72,544)
   Transfers for contract
     benefits and
     terminations..............     (17,016,990)     (18,728,811)     (9,943,731)       (4,894,909)     (1,355,240)      (1,209,445)
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (25,505,340)     (23,828,149)      70,797,967       (6,557,738)     (1,878,558)      (1,665,630)
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      (3,615,525)     (35,887,613)      74,059,405       (7,088,316)       (451,759)      (1,332,378)
NET ASSETS:
   Beginning of year...........      203,251,430      239,139,043      49,789,424        56,877,740      15,165,191       16,497,569
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
   End of year.................  $   199,635,905  $   203,251,430 $   123,848,829   $    49,789,424 $    14,713,432  $    15,165,191
                                 ===============  =============== ===============   =============== ===============  ===============


                                   MSF MET/ARTISAN MID CAP VALUE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $     (359,349)  $      (387,168)
   Net realized gains (losses).        (979,440)       (1,580,904)
   Change in unrealized
     gains (losses) on
     investments...............        4,893,443         3,912,878
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        3,554,654         1,944,806
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          487,859           308,546
   Net transfers (including
     fixed account)............      (2,114,646)       (2,196,919)
   Contract charges............        (179,273)         (185,668)
   Transfers for contract
     benefits and
     terminations..............      (3,137,408)       (3,153,953)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (4,943,468)       (5,227,994)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets...........      (1,388,814)       (3,283,188)
NET ASSETS:
   Beginning of year...........       38,493,096        41,776,284
                                 ---------------  ----------------
   End of year.................  $    37,104,282  $     38,493,096
                                 ===============  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                 MSF MET/DIMENSIONAL INTERNATIONAL
                                           SMALL COMPANY            MSF METLIFE MID CAP STOCK INDEX
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $        23,292  $        22,452  $      (26,487)  $      (17,020)
   Net realized gains (losses)..         118,880          207,609          130,374           82,393
   Change in unrealized
     gains (losses) on
     investments................         204,239        (662,509)          225,319        (112,251)
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         346,411        (432,448)          329,206         (46,878)
                                 ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          20,134          213,611           19,530           18,026
   Net transfers (including
     fixed account).............        (59,059)          505,703          582,053        1,156,050
   Contract charges.............        (18,876)         (13,315)         (12,943)          (8,216)
   Transfers for contract
     benefits and
     terminations...............       (434,538)        (128,648)         (54,726)         (68,482)
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (492,339)          577,351          533,914        1,097,378
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets............       (145,928)          144,903          863,120        1,050,500
NET ASSETS:
   Beginning of year............       2,355,244        2,210,341        2,022,706          972,206
                                 ---------------  ---------------  ---------------  ---------------
   End of year.................. $     2,209,316  $     2,355,244  $     2,885,826  $     2,022,706
                                 ===============  ===============  ===============  ===============


                                      MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       (32,241) $       (46,257) $     1,714,984  $     1,568,383
   Net realized gains (losses)..          761,246          111,850         174,777        (250,331)
   Change in unrealized
     gains (losses) on
     investments................        3,615,821          246,815       7,903,462        (101,683)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        4,344,826          312,408       9,793,223        1,216,369
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          186,757          410,067       1,391,460        4,399,473
   Net transfers (including
     fixed account).............          373,457        1,189,114       1,915,955        1,293,742
   Contract charges.............        (168,569)        (163,338)       (472,070)        (392,059)
   Transfers for contract
     benefits and
     terminations...............      (2,666,568)      (2,333,513)     (9,112,431)      (9,369,061)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (2,274,923)        (897,670)     (6,277,086)      (4,067,905)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............        2,069,903        (585,262)       3,516,137      (2,851,536)
NET ASSETS:
   Beginning of year............       33,187,748       33,773,010      97,826,866      100,678,402
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $     35,257,651 $     33,187,748 $   101,343,003  $    97,826,866
                                 ================ ================ ===============  ===============


                                           MSF MFS VALUE                  MSF MSCI EAFE INDEX        MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------- -------------------------------- --------------------------------
                                       2012             2011             2012             2011           2012             2011
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       372,143   $       112,683 $         7,648  $         6,814 $      (22,006)  $      (16,234)
   Net realized gains (losses)..       1,159,373           161,506        (19,773)           13,619        (23,788)        (106,745)
   Change in unrealized
     gains (losses) on
     investments................       5,122,210         (368,960)         167,802        (140,700)         171,151          200,360
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       6,653,726          (94,771)         155,677        (120,267)         125,357           77,381
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................       3,487,235         6,652,509           9,500            7,123           2,160           10,409
   Net transfers (including
     fixed account).............       3,319,686         7,941,574         577,472          217,651        (75,382)        (129,075)
   Contract charges.............       (321,302)         (195,469)         (6,544)          (2,927)         (7,129)          (8,049)
   Transfers for contract
     benefits and
     terminations...............     (3,118,199)       (1,503,895)        (40,247)          (9,207)       (106,888)        (239,289)
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       3,367,420        12,894,719         540,181          212,640       (187,239)        (366,004)
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      10,021,146        12,799,948         695,858           92,373        (61,882)        (288,623)
NET ASSETS:
   Beginning of year............      41,535,628        28,735,680         732,359          639,986       1,630,216        1,918,839
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    51,556,774   $    41,535,628 $     1,428,217  $       732,359 $     1,568,334  $     1,630,216
                                 ===============   =============== ===============  =============== ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                  MSF OPPENHEIMER GLOBAL EQUITY       MSF RUSSELL 2000 INDEX
                                           SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- --------------------------------
                                      2012              2011           2012             2011
                                 ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        88,010  $       172,868 $      (15,300)  $      (10,719)
   Net realized gains (losses).           89,189           55,792          36,714          (5,116)
   Change in unrealized
     gains (losses) on
     investments...............        3,738,283      (2,364,704)         185,178        (105,336)
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        3,915,482      (2,136,044)         206,592        (121,171)
                                 ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          194,366        1,602,884          32,681           22,011
   Net transfers (including
     fixed account)............        (863,112)          711,246         570,158          766,913
   Contract charges............        (117,408)         (97,813)        (11,898)          (7,011)
   Transfers for contract
     benefits and
     terminations..............      (1,778,927)      (1,815,729)        (93,196)         (65,064)
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (2,565,081)          400,588         497,745          716,849
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        1,350,401      (1,735,456)         704,337          595,678
NET ASSETS:
   Beginning of year...........       20,591,996       22,327,452       1,492,191          896,513
                                 ---------------  --------------- ---------------  ---------------
   End of year.................  $    21,942,397  $    20,591,996 $     2,196,528  $     1,492,191
                                 ===============  =============== ===============  ===============


                                 MSF T. ROWE PRICE LARGE CAP GROWTH MSF T. ROWE PRICE SMALL CAP GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------- ----------------------------------
                                        2012             2011              2012             2011
                                   ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................    $     (664,094)  $     (691,156)  $     (150,221)  $     (157,844)
   Net realized gains (losses).          1,606,828          804,429        1,505,375          460,364
   Change in unrealized
     gains (losses) on
     investments...............          6,295,800      (1,345,753)           55,646        (269,859)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          7,238,534      (1,232,480)        1,410,800           32,661
                                   ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            407,882          400,969           48,769          111,795
   Net transfers (including
     fixed account)............        (2,086,618)      (1,947,980)        (660,311)         (98,414)
   Contract charges............          (173,697)        (175,499)         (29,256)         (30,211)
   Transfers for contract
     benefits and
     terminations..............        (4,114,874)      (5,087,083)        (716,932)        (972,634)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (5,967,307)      (6,809,593)      (1,357,730)        (989,464)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...........          1,271,227      (8,042,073)           53,070        (956,803)
NET ASSETS:
   Beginning of year...........         43,429,966       51,472,039       10,132,259       11,089,062
                                   ---------------  ---------------  ---------------  ---------------
   End of year.................    $    44,701,193  $    43,429,966  $    10,185,329  $    10,132,259
                                   ===============  ===============  ===============  ===============

                                    MSF VAN ECK GLOBAL NATURAL       MSF WESTERN ASSET MANAGEMENT
                                             RESOURCES               STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ----------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (52,281)  $       (4,229) $       250,958  $       185,446
   Net realized gains (losses).           203,180          262,352         396,091           86,621
   Change in unrealized
     gains (losses) on
     investments...............          (45,763)      (1,040,677)         534,419           14,258
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           105,136        (782,554)       1,181,468          286,325
                                 ----------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            95,463        1,228,536         101,701           22,370
   Net transfers (including
     fixed account)............           554,057        1,965,591     (2,691,419)        7,157,656
   Contract charges............          (52,455)         (30,269)        (52,834)         (23,550)
   Transfers for contract
     benefits and
     terminations..............         (202,639)        (129,492)       (834,837)        (714,103)
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............           394,426        3,034,366     (3,477,389)        6,442,373
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........           499,562        2,251,812     (2,295,921)        6,728,698
NET ASSETS:
   Beginning of year...........         4,471,552        2,219,740      12,444,974        5,716,276
                                 ----------------  --------------- ---------------  ---------------
   End of year.................  $      4,971,114  $     4,471,552 $    10,149,053  $    12,444,974
                                 ================  =============== ===============  ===============

                                   MSF WESTERN ASSET MANAGEMENT
                                          U.S. GOVERNMENT
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         30,985  $      (52,791)
   Net realized gains (losses).            68,550          466,434
   Change in unrealized
     gains (losses) on
     investments...............            68,001         (10,110)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           167,536          403,533
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            79,379           43,505
   Net transfers (including
     fixed account)............           996,027        1,089,916
   Contract charges............         (102,832)         (97,029)
   Transfers for contract
     benefits and
     terminations..............       (2,453,513)        (947,907)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       (1,480,939)           88,485
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets...........       (1,313,403)          492,018
NET ASSETS:
   Beginning of year...........        13,347,083       12,855,065
                                 ----------------  ---------------
   End of year.................  $     12,033,680  $    13,347,083
                                 ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       PIMCO VIT HIGH YIELD             PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       345,610  $        601,996 $         45,846  $        21,328
   Net realized gains (losses)..          65,971            75,088           57,982           91,605
   Change in unrealized
     gains (losses) on
     investments................         536,049         (610,749)          392,441        (155,032)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         947,630            66,335          496,269         (42,099)
                                 ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          40,247            44,304           54,968           37,949
   Net transfers (including
     fixed account).............         510,889       (4,623,576)          440,490          224,693
   Contract charges.............        (35,486)          (43,347)         (53,763)         (49,304)
   Transfers for contract
     benefits and
     terminations...............       (705,981)         (943,544)      (1,079,502)      (1,364,822)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (190,331)       (5,566,163)        (637,807)      (1,151,484)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............         757,299       (5,499,828)        (141,538)      (1,193,583)
NET ASSETS:
   Beginning of year............       7,552,704        13,052,532       11,835,685       13,029,268
                                 ---------------  ---------------- ----------------  ---------------
   End of year.................. $     8,310,003  $      7,552,704 $     11,694,147  $    11,835,685
                                 ===============  ================ ================  ===============

                                      PUTNAM VT EQUITY INCOME        PUTNAM VT MULTI-CAP GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012              2011            2012             2011
                                 ---------------  --------------- ---------------   ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       327,294  $       226,393 $      (22,794)   $      (25,717)
   Net realized gains (losses)..         353,694           44,176          87,536            57,801
   Change in unrealized
     gains (losses) on
     investments................       3,496,447           64,595         263,134         (190,144)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       4,177,435          335,164         327,876         (158,060)
                                 ---------------  --------------- ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           7,600           13,896          32,659            35,867
   Net transfers (including
     fixed account).............     (1,370,356)        (965,652)       (175,823)           120,989
   Contract charges.............        (68,687)         (71,237)         (3,046)           (2,675)
   Transfers for contract
     benefits and
     terminations...............     (3,154,969)      (2,951,728)       (181,106)         (294,127)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (4,586,412)      (3,974,721)       (327,316)         (139,946)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets............       (408,977)      (3,639,557)             560         (298,006)
NET ASSETS:
   Beginning of year............      25,013,816       28,653,373       2,195,254         2,493,260
                                 ---------------  --------------- ---------------   ---------------
   End of year.................. $    24,604,839  $    25,013,816 $     2,195,814   $     2,195,254
                                 ===============  =============== ===============   ===============

                                     RUSSELL AGGRESSIVE EQUITY             RUSSELL CORE BOND
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       (6,381)  $       (19,914) $        88,576  $       190,648
   Net realized gains (losses)..        (13,412)          (48,301)         355,595          263,275
   Change in unrealized
     gains (losses) on
     investments................         271,218          (29,946)         208,898        (100,129)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         251,425          (98,161)         653,069          353,794
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           6,905            12,061           1,330            6,629
   Net transfers (including
     fixed account).............       (299,718)          (90,527)       (342,751)        (181,909)
   Contract charges.............           (619)             (666)         (2,162)          (2,328)
   Transfers for contract
     benefits and
     terminations...............       (251,184)         (510,016)     (1,636,361)      (1,626,718)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (544,616)         (589,148)     (1,979,944)      (1,804,326)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       (293,191)         (687,309)     (1,326,875)      (1,450,532)
NET ASSETS:
   Beginning of year............       1,862,216         2,549,525      10,072,015       11,522,547
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................. $     1,569,025  $      1,862,216 $     8,745,140  $    10,072,015
                                 ===============  ================ ===============  ===============

                                 RUSSELL GLOBAL REAL ESTATE SECURITIES
                                              SUB-ACCOUNT
                                 -------------------------------------
                                         2012              2011
                                   ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................   $         40,176  $        10,688
   Net realized gains (losses)..            (5,774)         (20,418)
   Change in unrealized
     gains (losses) on
     investments................            223,919         (85,058)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            258,321         (94,788)
                                   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................              1,330            6,317
   Net transfers (including
     fixed account).............           (10,186)         (46,730)
   Contract charges.............              (257)            (279)
   Transfers for contract
     benefits and
     terminations...............          (104,885)        (150,757)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          (113,998)        (191,449)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets............            144,323        (286,237)
NET ASSETS:
   Beginning of year............          1,042,972        1,329,209
                                   ----------------  ---------------
   End of year..................   $      1,187,295  $     1,042,972
                                   ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                RUSSELL MULTI-STYLE EQUITY             RUSSELL NON-U.S.
                                                                        SUB-ACCOUNT                       SUB-ACCOUNT
                                                             --------------------------------- ---------------------------------
                                                                   2012             2011            2012              2011
                                                             ---------------  ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................. $      (23,995)  $       (41,551) $        13,561  $         14,369
   Net realized gains (losses)..............................         130,720           (9,025)       (127,844)         (137,543)
   Change in unrealized gains (losses) on investments.......       1,088,782         (186,769)         747,428         (483,197)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations......................................       1,195,507         (237,345)         633,145         (606,371)
                                                             ---------------  ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract owners..........         143,609            41,257           2,705             8,007
   Net transfers (including fixed account)..................       (158,774)         (579,042)          62,875         (126,453)
   Contract charges.........................................         (3,190)           (3,388)         (1,239)           (1,412)
   Transfers for contract benefits and terminations.........     (1,640,873)       (1,823,601)       (601,671)         (821,054)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets resulting
       from contract transactions...........................     (1,659,228)       (2,364,774)       (537,330)         (940,912)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets..................       (463,721)       (2,602,119)          95,815       (1,547,283)
NET ASSETS:
   Beginning of year........................................       8,826,736        11,428,855       3,674,337         5,221,620
                                                             ---------------  ---------------- ---------------  ----------------
   End of year.............................................. $     8,363,015  $      8,826,736 $     3,770,152  $      3,674,337
                                                             ===============  ================ ===============  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable              Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                        Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")          PIMCO Variable Insurance Trust ("PIMCO VIT")
DWS Variable Series II ("DWS II")                           Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")       Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2012:

American Funds Global Growth Sub-Account                 MIST AQR Global Risk Balanced Sub-Account (b)
American Funds Global Small Capitalization               MIST BlackRock Global Tactical Strategies
   Sub-Account                                             Sub-Account (b)
American Funds Growth Sub-Account                        MIST BlackRock High Yield Sub-Account
DWS II Government & Agency Securities Sub-Account        MIST BlackRock Large Cap Core Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST Clarion Global Real Estate Sub-Account (a)
Fidelity VIP Growth Opportunities Sub-Account            MIST Dreman Small Cap Value Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account (a)      MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Harris Oakmark International Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Invesco Balanced-Risk Allocation Sub-Account (b)
   Sub-Account (b)                                       MIST Invesco Small Cap Growth Sub-Account (a)
MIST American Funds Balanced Allocation                  MIST Janus Forty Sub-Account
   Sub-Account                                           MIST Jennison Large Cap Equity Sub-Account
MIST American Funds Bond Sub-Account                     MIST JPMorgan Global Active Allocation
MIST American Funds Growth Allocation Sub-Account          Sub-Account (b)
MIST American Funds Growth Sub-Account                   MIST Legg Mason ClearBridge Aggressive Growth
MIST American Funds International Sub-Account              Sub-Account (a)
MIST American Funds Moderate Allocation                  MIST Loomis Sayles Global Markets Sub-Account
   Sub-Account                                           MIST Lord Abbett Bond Debenture Sub-Account (a)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST Lord Abbett Mid Cap Value Sub-Account (a)             MSF BlackRock Bond Income Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF BlackRock Legacy Large Cap Growth
MIST Met/Franklin Low Duration Total Return                  Sub-Account
   Sub-Account                                             MSF BlackRock Money Market Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account                MSF Davis Venture Value Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy              MSF Jennison Growth Sub-Account (a)
   Sub-Account                                             MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Met/Templeton Growth Sub-Account (a)                  MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF Met/Dimensional International Small Company
MIST MetLife Aggressive Strategy Sub-Account                 Sub-Account
MIST MetLife Balanced Plus Sub-Account (b)                 MSF MetLife Mid Cap Stock Index Sub-Account
MIST MetLife Balanced Strategy Sub-Account                 MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Defensive Strategy Sub-Account                MSF MFS Total Return Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Value Sub-Account
MIST MetLife Moderate Strategy Sub-Account                 MSF MSCI EAFE Index Sub-Account
MIST MFS Emerging Markets Equity Sub-Account (a)           MSF Neuberger Berman Genesis Sub-Account
MIST MFS Research International Sub-Account (a)            MSF Oppenheimer Global Equity Sub-Account
MIST MLA Mid Cap Sub-Account (a)                           MSF Russell 2000 Index Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Fund Sub-Account (a)                          MSF Western Asset Management Strategic Bond
MIST Pioneer Strategic Income Sub-Account (a)                Opportunities Sub-Account (a)
MIST Pyramis Government Income Sub-Account (b)             MSF Western Asset Management U.S. Government
MIST RCM Technology Sub-Account                              Sub-Account
MIST Schroders Global Multi-Asset Sub-Account (b)          PIMCO VIT High Yield Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                PIMCO VIT Low Duration Sub-Account
MIST SSgA Growth ETF Sub-Account                           Putnam VT Equity Income Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Putnam VT Multi-Cap Growth Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account (a)          Russell Aggressive Equity Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Russell Core Bond Sub-Account
MIST Turner Mid Cap Growth Sub-Account                     Russell Global Real Estate Securities Sub-Account
MIST Van Kampen Comstock Sub-Account                       Russell Multi-Style Equity Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Russell Non-U.S. Sub-Account
MSF Barclays Capital Aggregate Bond Index
   Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2012.

B. The following Sub-Account had no net assets as of December 31, 2012:

MIST MetLife Multi-Index Targeted Risk Sub-Account (a)


(a) This Sub-Account began operations during the year ended December 31, 2012.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Account ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                New Name

(MIST) Lazard Mid Cap Portfolio                            (MIST) MLA Mid Cap Portfolio
(MIST) Rainer Large Cap Equity Portfolio                   (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                  (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                  (MSF) MSCI EAFE Index Portfolio

MERGER:

Former Portfolio                                           New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio          (MSF) Jennison Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

   Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                               0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                           0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                             0.20% - 0.35%
     -------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                            0.25%
     -------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

   Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

   Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

   Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

   Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                               0.50% - 1.80%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                               0.25% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                                  0.50% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                     0.75%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                      0.60% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                      0.50% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                          AS OF DECEMBER 31, 2012
                                                                     --------------------------------

                                                                        SHARES            COST ($)
                                                                     -------------      -------------
     American Funds Global Growth Sub-Account......................      4,557,292         85,060,785
     American Funds Global Small Capitalization Sub-Account........      1,308,088         21,804,225
     American Funds Growth Sub-Account.............................      2,141,144         91,565,938
     DWS II Government & Agency Securities Sub-Account.............         54,613            666,544
     Fidelity VIP Equity-Income Sub-Account........................        258,692          5,390,916
     Fidelity VIP Growth Opportunities Sub-Account.................          5,014             90,320
     FTVIPT Templeton Foreign Securities Sub-Account...............      1,944,348         27,315,030
     Invesco V.I. International Growth Sub-Account.................        209,919          5,283,037
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account (a)............................................      2,044,215         20,736,997
     MIST American Funds Balanced Allocation Sub-Account...........     22,525,344        185,689,362
     MIST American Funds Bond Sub-Account..........................      1,588,019         15,205,495
     MIST American Funds Growth Allocation Sub-Account.............     22,532,088        176,446,452
     MIST American Funds Growth Sub-Account........................      2,528,185         18,849,341
     MIST American Funds International Sub-Account.................      1,662,055         12,230,785
     MIST American Funds Moderate Allocation Sub-Account...........     12,065,593        103,145,923
     MIST AQR Global Risk Balanced Sub-Account (a).................      1,390,320         15,385,842
     MIST BlackRock Global Tactical Strategies Sub-Account (a).....      4,277,007         42,381,106
     MIST BlackRock High Yield Sub-Account.........................      1,835,492         15,073,838
     MIST BlackRock Large Cap Core Sub-Account.....................        691,335          5,845,343
     MIST Clarion Global Real Estate Sub-Account...................      3,449,911         41,501,374
     MIST Dreman Small Cap Value Sub-Account.......................        528,919          6,442,999
     MIST Goldman Sachs Mid Cap Value Sub-Account..................      1,217,442         15,910,951
     MIST Harris Oakmark International Sub-Account.................      4,096,715         56,190,818
     MIST Invesco Balanced-Risk Allocation Sub-Account (b).........      1,754,612         18,170,264
     MIST Invesco Small Cap Growth Sub-Account.....................      3,046,209         38,630,470
     MIST Janus Forty Sub-Account..................................         33,306          2,313,366
     MIST Jennison Large Cap Equity Sub-Account....................        359,449          3,081,964
     MIST JPMorgan Global Active Allocation Sub-Account (b)........        702,023          7,118,939
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account................................................      8,752,682         65,069,406
     MIST Loomis Sayles Global Markets Sub-Account.................      1,156,563         13,226,976
     MIST Lord Abbett Bond Debenture Sub-Account...................     18,960,706        226,167,484
     MIST Lord Abbett Mid Cap Value Sub-Account....................     10,799,637        197,909,673
     MIST Met/Eaton Vance Floating Rate Sub-Account................        322,740          3,331,785
     MIST Met/Franklin Low Duration Total Return Sub-Account.......      1,770,428         17,608,545
     MIST Met/Franklin Mutual Shares Sub-Account...................     15,851,818        119,355,821
     MIST Met/Franklin Templeton Founding Strategy Sub-Account.....     16,306,834        132,814,128
     MIST Met/Templeton Growth Sub-Account.........................      2,418,357         21,558,559
     MIST Met/Templeton International Bond Sub-Account.............        464,521          5,437,466
     MIST MetLife Aggressive Strategy Sub-Account..................     17,098,603        148,037,322
     MIST MetLife Balanced Plus Sub-Account (a)....................      7,550,093         76,059,044
     MIST MetLife Balanced Strategy Sub-Account....................    231,419,562      2,267,321,601
     MIST MetLife Defensive Strategy Sub-Account...................     38,860,685        400,339,507
     MIST MetLife Growth Strategy Sub-Account......................    132,858,166      1,373,765,688
     MIST MetLife Moderate Strategy Sub-Account....................     84,078,801        852,471,158
     MIST MFS Emerging Markets Equity Sub-Account..................      5,132,640         53,906,002
     MIST MFS Research International Sub-Account...................     12,993,248        147,030,596
     MIST MLA Mid Cap Sub-Account..................................      3,713,338         44,694,704
     MIST Morgan Stanley Mid Cap Growth Sub-Account................      5,523,973         51,110,634
     MIST PIMCO Inflation Protected Bond Sub-Account...............     10,331,673        113,230,679
     MIST PIMCO Total Return Sub-Account...........................     45,180,319        524,441,200
     MIST Pioneer Fund Sub-Account.................................      6,020,533         60,985,957
     MIST Pioneer Strategic Income Sub-Account.....................      1,267,703         13,336,888
     MIST Pyramis Government Income Sub-Account (a)................        542,718          5,934,948
     MIST RCM Technology Sub-Account...............................      3,505,689         16,303,037

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     American Funds Global Growth Sub-Account......................       3,428,865         12,116,384
     American Funds Global Small Capitalization Sub-Account........       1,890,208          3,011,778
     American Funds Growth Sub-Account.............................       5,971,307         12,134,809
     DWS II Government & Agency Securities Sub-Account.............          54,729            138,883
     Fidelity VIP Equity-Income Sub-Account........................       1,080,131            789,743
     Fidelity VIP Growth Opportunities Sub-Account.................           7,476              6,308
     FTVIPT Templeton Foreign Securities Sub-Account...............       1,581,945          3,482,261
     Invesco V.I. International Growth Sub-Account.................         635,775          1,309,900
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account (a)............................................      20,976,715            246,936
     MIST American Funds Balanced Allocation Sub-Account...........      16,072,398         21,666,374
     MIST American Funds Bond Sub-Account..........................       3,247,616          4,441,741
     MIST American Funds Growth Allocation Sub-Account.............      12,981,784         25,865,965
     MIST American Funds Growth Sub-Account........................       3,193,123          6,400,107
     MIST American Funds International Sub-Account.................       1,453,995          2,480,220
     MIST American Funds Moderate Allocation Sub-Account...........      10,660,184         22,205,298
     MIST AQR Global Risk Balanced Sub-Account (a).................      15,890,614            512,765
     MIST BlackRock Global Tactical Strategies Sub-Account (a).....      42,999,872            631,677
     MIST BlackRock High Yield Sub-Account.........................       7,887,934          5,135,029
     MIST BlackRock Large Cap Core Sub-Account.....................       1,652,992            986,613
     MIST Clarion Global Real Estate Sub-Account...................       2,154,507          4,722,762
     MIST Dreman Small Cap Value Sub-Account.......................         687,410            940,469
     MIST Goldman Sachs Mid Cap Value Sub-Account..................       1,198,126          3,098,399
     MIST Harris Oakmark International Sub-Account.................       2,748,664         10,472,721
     MIST Invesco Balanced-Risk Allocation Sub-Account (b).........      18,432,619            265,573
     MIST Invesco Small Cap Growth Sub-Account.....................       5,662,109         11,047,904
     MIST Janus Forty Sub-Account..................................       1,764,729            452,484
     MIST Jennison Large Cap Equity Sub-Account....................      16,092,970         19,411,219
     MIST JPMorgan Global Active Allocation Sub-Account (b)........       7,314,757            199,559
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account................................................       1,944,000         10,896,979
     MIST Loomis Sayles Global Markets Sub-Account.................       4,167,470          2,974,752
     MIST Lord Abbett Bond Debenture Sub-Account...................      21,315,294         35,959,034
     MIST Lord Abbett Mid Cap Value Sub-Account....................       4,379,613         30,173,559
     MIST Met/Eaton Vance Floating Rate Sub-Account................       1,824,610            684,802
     MIST Met/Franklin Low Duration Total Return Sub-Account.......       8,778,310          2,088,761
     MIST Met/Franklin Mutual Shares Sub-Account...................      24,848,683         11,240,470
     MIST Met/Franklin Templeton Founding Strategy Sub-Account.....      16,017,024         21,006,872
     MIST Met/Templeton Growth Sub-Account.........................       1,840,739          3,772,303
     MIST Met/Templeton International Bond Sub-Account.............       1,907,018            892,526
     MIST MetLife Aggressive Strategy Sub-Account..................       8,611,321         24,459,649
     MIST MetLife Balanced Plus Sub-Account (a)....................      76,227,355            173,582
     MIST MetLife Balanced Strategy Sub-Account....................      74,072,098        187,530,651
     MIST MetLife Defensive Strategy Sub-Account...................      63,672,824         51,072,674
     MIST MetLife Growth Strategy Sub-Account......................      40,484,692        150,598,088
     MIST MetLife Moderate Strategy Sub-Account....................      47,778,679         66,664,832
     MIST MFS Emerging Markets Equity Sub-Account..................       7,250,974         13,166,270
     MIST MFS Research International Sub-Account...................       7,072,519         15,108,046
     MIST MLA Mid Cap Sub-Account..................................       1,579,334          7,036,871
     MIST Morgan Stanley Mid Cap Growth Sub-Account................       2,824,001          6,775,248
     MIST PIMCO Inflation Protected Bond Sub-Account...............      19,311,733         11,186,382
     MIST PIMCO Total Return Sub-Account...........................      43,746,179         62,030,926
     MIST Pioneer Fund Sub-Account.................................       2,959,567         11,567,673
     MIST Pioneer Strategic Income Sub-Account.....................       4,745,294          3,624,616
     MIST Pyramis Government Income Sub-Account (a)................       6,915,706            990,861
     MIST RCM Technology Sub-Account...............................       7,921,033          2,687,651

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     --------------
     MIST Schroders Global Multi-Asset Sub-Account (b)...........        511,589          5,308,148
     MIST SSgA Growth and Income ETF Sub-Account.................     13,526,434        145,226,362
     MIST SSgA Growth ETF Sub-Account............................      4,375,020         45,037,480
     MIST T. Rowe Price Large Cap Value Sub-Account..............     24,113,936        566,603,721
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      7,623,499         60,887,871
     MIST Third Avenue Small Cap Value Sub-Account...............      3,114,030         43,963,101
     MIST Turner Mid Cap Growth Sub-Account......................        816,269          9,571,266
     MIST Van Kampen Comstock Sub-Account........................      9,625,798         93,331,007
     MSF Baillie Gifford International Stock Sub-Account.........        596,049          6,440,385
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......        273,953          3,045,829
     MSF BlackRock Bond Income Sub-Account.......................        824,795         86,252,616
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........        346,898          7,089,876
     MSF BlackRock Money Market Sub-Account......................      1,182,780        118,277,963
     MSF Davis Venture Value Sub-Account.........................      6,043,496        165,063,511
     MSF Jennison Growth Sub-Account.............................     10,658,154        123,604,950
     MSF Loomis Sayles Small Cap Growth Sub-Account..............      1,363,624         12,287,045
     MSF Met/Artisan Mid Cap Value Sub-Account...................        192,101         41,141,759
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................        160,219          2,292,058
     MSF MetLife Mid Cap Stock Index Sub-Account.................        202,375          2,626,453
     MSF MetLife Stock Index Sub-Account.........................      1,086,905         32,118,598
     MSF MFS Total Return Sub-Account............................        728,932         96,581,889
     MSF MFS Value Sub-Account...................................      3,763,271         42,649,677
     MSF MSCI EAFE Index Sub-Account.............................        124,522          1,351,924
     MSF Neuberger Berman Genesis Sub-Account....................        120,643          1,640,120
     MSF Oppenheimer Global Equity Sub-Account...................      1,326,630         19,496,396
     MSF Russell 2000 Index Sub-Account..........................        154,037          1,989,995
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      2,544,923         35,064,507
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        596,081          8,001,189
     MSF Van Eck Global Natural Resources Sub-Account............        387,161          5,752,399
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................        729,796          9,167,588
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................        979,147         11,741,968
     PIMCO VIT High Yield Sub-Account............................      1,031,023          7,667,038
     PIMCO VIT Low Duration Sub-Account..........................      1,084,802         11,184,313
     Putnam VT Equity Income Sub-Account.........................      1,565,197         21,305,446
     Putnam VT Multi-Cap Growth Sub-Account......................         96,554          1,828,474
     Russell Aggressive Equity Sub-Account.......................        120,510          1,560,818
     Russell Core Bond Sub-Account...............................        808,987          8,304,213
     Russell Global Real Estate Securities Sub-Account...........         77,248          1,142,233
     Russell Multi-Style Equity Sub-Account......................        552,014          7,705,951
     Russell Non-U.S. Sub-Account................................        365,680          4,047,909

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MIST Schroders Global Multi-Asset Sub-Account (b)...........       5,326,498            18,992
     MIST SSgA Growth and Income ETF Sub-Account.................      14,912,606        14,040,014
     MIST SSgA Growth ETF Sub-Account............................       6,739,400         7,909,022
     MIST T. Rowe Price Large Cap Value Sub-Account..............      24,206,068       118,988,292
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      14,205,948        13,052,981
     MIST Third Avenue Small Cap Value Sub-Account...............         850,998         9,705,901
     MIST Turner Mid Cap Growth Sub-Account......................       2,084,347         1,620,567
     MIST Van Kampen Comstock Sub-Account........................       3,779,840        13,502,644
     MSF Baillie Gifford International Stock Sub-Account.........         400,623           704,543
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......       1,759,580         1,402,951
     MSF BlackRock Bond Income Sub-Account.......................       9,013,550         8,371,130
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........         647,446         2,058,623
     MSF BlackRock Money Market Sub-Account......................      41,727,900        54,085,287
     MSF Davis Venture Value Sub-Account.........................       3,009,769        29,973,415
     MSF Jennison Growth Sub-Account.............................      92,770,540        14,261,898
     MSF Loomis Sayles Small Cap Growth Sub-Account..............         747,207         2,804,953
     MSF Met/Artisan Mid Cap Value Sub-Account...................         838,859         6,141,693
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................         727,658           965,773
     MSF MetLife Mid Cap Stock Index Sub-Account.................       1,280,213           671,565
     MSF MetLife Stock Index Sub-Account.........................       6,601,253         8,656,840
     MSF MFS Total Return Sub-Account............................       5,736,716        10,298,797
     MSF MFS Value Sub-Account...................................       7,673,338         3,270,552
     MSF MSCI EAFE Index Sub-Account.............................       1,114,135           566,324
     MSF Neuberger Berman Genesis Sub-Account....................         115,839           325,139
     MSF Oppenheimer Global Equity Sub-Account...................       1,024,435         3,501,539
     MSF Russell 2000 Index Sub-Account..........................       1,350,977           868,567
     MSF T. Rowe Price Large Cap Growth Sub-Account..............       1,653,123         8,284,566
     MSF T. Rowe Price Small Cap Growth Sub-Account..............       1,769,103         2,236,866
     MSF Van Eck Global Natural Resources Sub-Account............       1,548,488           869,912
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................       1,479,595         4,706,038
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................       2,758,510         4,208,517
     PIMCO VIT High Yield Sub-Account............................       1,333,091         1,177,840
     PIMCO VIT Low Duration Sub-Account..........................       1,247,159         1,839,144
     Putnam VT Equity Income Sub-Account.........................         806,870         5,066,045
     Putnam VT Multi-Cap Growth Sub-Account......................         278,403           628,529
     Russell Aggressive Equity Sub-Account.......................          87,995           639,005
     Russell Core Bond Sub-Account...............................         677,352         2,341,673
     Russell Global Real Estate Securities Sub-Account...........         118,148           191,977
     Russell Multi-Style Equity Sub-Account......................         638,506         2,321,746
     Russell Non-U.S. Sub-Account................................         275,728           799,500

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                         AMERICAN FUNDS              AMERICAN FUNDS              AMERICAN FUNDS
                                          GLOBAL GROWTH        GLOBAL SMALL CAPITALIZATION           GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011          2012           2011         2012           2011
                                   ------------  ------------- ------------  ------------- ------------- -------------

Units beginning of year...........    3,568,963      3,003,389      874,335        629,226       675,749       592,460
Units issued and transferred
   from other funding options.....      319,060      1,017,213      121,630        351,801        85,109       174,670
Units redeemed and transferred to
   other funding options..........    (599,279)      (451,639)    (161,339)      (106,692)     (113,854)      (91,381)
                                   ------------  ------------- ------------  ------------- ------------- -------------
Units end of year.................    3,288,744      3,568,963      834,626        874,335       647,004       675,749
                                   ============  ============= ============  ============= ============= =============


                                       DWS II GOVERNMENT &           FIDELITY VIP                FIDELITY VIP
                                        AGENCY SECURITIES            EQUITY-INCOME           GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                   -------------------------- --------------------------- ---------------------------
                                       2012          2011         2012          2011          2012          2011
                                   ------------  ------------ ------------  ------------- ------------  -------------

Units beginning of year...........       44,817        52,265      302,862        316,838        9,765         11,887
Units issued and transferred
   from other funding options.....          689         1,689       44,997         36,829          693            352
Units redeemed and transferred to
   other funding options..........      (7,303)       (9,137)     (50,949)       (50,805)        (447)        (2,474)
                                   ------------  ------------ ------------  ------------- ------------  -------------
Units end of year.................       38,203        44,817      296,910        302,862       10,011          9,765
                                   ============  ============ ============  ============= ============  =============

                                                                                            MIST ALLIANCE
                                                                                              BERNSTEIN
                                        FTVIPT TEMPLETON              INVESCO V.I.         GLOBAL DYNAMIC
                                       FOREIGN SECURITIES         INTERNATIONAL GROWTH       ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------
                                        2012          2011         2012           2011        2012 (a)
                                   -------------  ------------ ------------  ------------- --------------

Units beginning of year...........     1,900,147     2,172,428      353,287        414,083            --
Units issued and transferred
   from other funding options.....       119,006       134,600       34,676         25,293     2,144,135
Units redeemed and transferred to
   other funding options..........     (271,220)     (406,881)     (70,961)       (86,089)      (89,970)
                                   -------------  ------------ ------------  ------------- --------------
Units end of year.................     1,747,933     1,900,147      317,002        353,287     2,054,165
                                   =============  ============ ============  ============= ==============




                                       MIST AMERICAN FUNDS         MIST AMERICAN FUNDS         MIST AMERICAN FUNDS
                                       BALANCED ALLOCATION                BOND                  GROWTH ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011          2012          2011         2012           2011
                                   ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........   23,015,262     23,898,755     1,642,766     1,767,528   23,752,669     24,332,553
Units issued and transferred
   from other funding options.....    1,759,837      2,957,770       367,655       439,931    2,024,404      3,143,414
Units redeemed and transferred to
   other funding options..........  (2,569,009)    (3,841,263)     (498,732)     (564,693)  (3,284,913)    (3,723,298)
                                   ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................   22,206,090     23,015,262     1,511,689     1,642,766   22,492,160     23,752,669
                                   ============  ============= =============  ============ ============  =============



                                                                                                                      MIST AQR
                                      MIST AMERICAN FUNDS         MIST AMERICAN FUNDS       MIST AMERICAN FUNDS      GLOBAL RISK
                                            GROWTH                   INTERNATIONAL          MODERATE ALLOCATION       BALANCED
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                  --------------------------- -------------------------- -------------------------- ------------
                                       2012          2011         2012          2011         2012          2011       2012 (a)
                                  ------------- ------------- ------------  ------------ ------------  ------------ ------------

Units beginning of year..........     2,895,296     3,139,868    1,727,297     1,931,131   13,006,670    13,667,445           --
Units issued and transferred
   from other funding options....       461,619       660,750      232,386       421,325    1,081,668     1,776,967    1,506,320
Units redeemed and transferred to
   other funding options.........     (766,752)     (905,322)    (353,354)     (625,159)  (2,402,041)   (2,437,742)    (123,607)
                                  ------------- ------------- ------------  ------------ ------------  ------------ ------------
Units end of year................     2,590,163     2,895,296    1,606,329     1,727,297   11,686,297    13,006,670    1,382,713
                                  ============= ============= ============  ============ ============  ============ ============


                                      MIST
                                    BLACKROCK
                                     GLOBAL
                                    TACTICAL        MIST BLACKROCK              MIST BLACKROCK
                                   STRATEGIES         HIGH YIELD                LARGE CAP CORE
                                   SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------ -------------------------- --------------------------
                                    2012 (a)       2012          2011         2012          2011
                                  ------------ ------------  ------------ ------------  ------------

Units beginning of year..........           --      600,616       730,796      526,928       264,061
Units issued and transferred
   from other funding options....    4,501,859      392,473       342,849      207,037       360,380
Units redeemed and transferred to
   other funding options.........    (218,066)    (315,764)     (473,029)    (140,892)      (97,513)
                                  ------------ ------------  ------------ ------------  ------------
Units end of year................    4,283,793      677,325       600,616      593,073       526,928
                                  ============ ============  ============ ============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                       MIST CLARION GLOBAL             MIST DREMAN              MIST GOLDMAN SACHS
                                           REAL ESTATE               SMALL CAP VALUE               MID CAP VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012          2011           2012          2011          2012           2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........    2,528,243      2,647,883       530,589        396,464     1,161,737     1,280,385
Units issued and transferred
   from other funding options.....      228,084        348,255        79,409        220,394       102,921       132,580
Units redeemed and transferred to
   other funding options..........    (405,592)      (467,895)      (94,138)       (86,269)     (214,716)     (251,228)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................    2,350,735      2,528,243       515,860        530,589     1,049,942     1,161,737
                                   ============  ============= =============  ============= =============  ============


                                                               MIST INVESCO
                                       MIST HARRIS OAKMARK     BALANCED-RISK        MIST INVESCO
                                          INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                   --------------------------- ------------- ---------------------------
                                       2012           2011       2012 (b)        2012           2011
                                   -------------  ------------ ------------- -------------  ------------

Units beginning of year...........     3,341,029     3,663,046            --     3,190,859     3,675,683
Units issued and transferred
   from other funding options.....       262,480       417,674    18,571,445       270,127       654,515
Units redeemed and transferred to
   other funding options..........     (683,408)     (739,691)   (1,017,914)     (731,686)   (1,139,339)
                                   -------------  ------------ ------------- -------------  ------------
Units end of year.................     2,920,101     3,341,029    17,553,531     2,729,300     3,190,859
                                   =============  ============ ============= =============  ============

                                                                                                MIST
                                                                      MIST JENNISON           JPMORGAN
                                              MIST                      LARGE CAP           GLOBAL ACTIVE
                                           JANUS FORTY                   EQUITY              ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------
                                        2012          2011         2012          2011         2012 (b)
                                   -------------  ------------ ------------  ------------- --------------

Units beginning of year...........         6,927         2,977      771,261      1,565,166            --
Units issued and transferred
   from other funding options.....        11,519         6,238    1,994,865      2,037,889     7,442,777
Units redeemed and transferred to
   other funding options..........       (3,097)       (2,288)  (2,387,324)    (2,831,794)     (439,560)
                                   -------------  ------------ ------------  ------------- --------------
Units end of year.................        15,349         6,927      378,802        771,261     7,003,217
                                   =============  ============ ============  ============= ==============




                                   MIST LEGG MASON CLEARBRIDGE     MIST LOOMIS SAYLES           MIST LORD ABBETT
                                        AGGRESSIVE GROWTH            GLOBAL MARKETS              BOND DEBENTURE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012          2011
                                   ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........    9,600,857      8,476,052       962,736     1,177,416   10,339,658     11,836,616
Units issued and transferred
   from other funding options.....      542,344      3,503,081       327,748       356,503      574,738        797,628
Units redeemed and transferred to
   other funding options..........  (1,408,075)    (2,378,276)     (247,793)     (571,183)  (1,710,636)    (2,294,586)
                                   ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................    8,735,126      9,600,857     1,042,691       962,736    9,203,760     10,339,658
                                   ============  ============= =============  ============ ============  =============

                                                                                                    MIST MET/
                                                                        MIST MET/                   FRANKLIN
                                        MIST LORD ABBETT               EATON VANCE                LOW DURATION
                                          MID CAP VALUE               FLOATING RATE               TOTAL RETURN
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012         2011 (c)
                                   ------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........    7,467,200      8,400,066       213,777        80,368     1,106,536            --
Units issued and transferred
   from other funding options.....      392,241        669,545       183,473       369,174     1,039,234     1,297,970
Units redeemed and transferred to
   other funding options..........  (1,286,206)    (1,602,411)      (79,498)     (235,765)     (379,208)     (191,434)
                                   ------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................    6,573,235      7,467,200       317,752       213,777     1,766,562     1,106,536
                                   ============  ============= =============  ============ ============= =============




                                        MIST MET/FRANKLIN      MIST MET/FRANKLIN TEMPLETON     MIST MET/TEMPLETON
                                          MUTUAL SHARES             FOUNDING STRATEGY                GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011         2012          2011           2012          2011
                                   ------------- ------------- ------------  ------------- -------------  ------------

Units beginning of year...........    12,673,692    10,810,938   16,846,859     17,030,051     2,608,275     1,376,347
Units issued and transferred
   from other funding options.....     1,388,200     3,571,571    1,476,882      2,590,402       199,747     1,621,584
Units redeemed and transferred to
   other funding options..........   (2,035,727)   (1,708,817)  (2,693,892)    (2,773,594)     (507,715)     (389,656)
                                   ------------- ------------- ------------  ------------- -------------  ------------
Units end of year.................    12,026,165    12,673,692   15,629,849     16,846,859     2,300,307     2,608,275
                                   ============= ============= ============  ============= =============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       MIST MET/TEMPLETON             MIST METLIFE         MIST METLIFE         MIST METLIFE
                                       INTERNATIONAL BOND          AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY
                                           SUB-ACCOUNT                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                   --------------------------- --------------------------- ------------- ---------------------------
                                       2012           2011         2012           2011       2012 (a)        2012          2011
                                   ------------- ------------- -------------  ------------ ------------- ------------  -------------

Units beginning of year...........       352,964       169,000    15,775,326    17,260,094           --   207,920,698    193,332,452
Units issued and transferred
   from other funding options.....       131,968       283,191     1,113,162     1,393,746    7,888,529    11,913,071     39,392,096
Units redeemed and transferred to
   other funding options..........      (84,729)      (99,227)   (2,351,129)   (2,878,514)    (238,039)  (22,821,957)   (24,803,850)
                                   ------------- ------------- -------------  ------------ ------------- ------------  -------------
Units end of year.................       400,203       352,964    14,537,359    15,775,326    7,650,490   197,011,812    207,920,698
                                   ============= ============= =============  ============ ============= ============  =============


                                          MIST METLIFE                MIST METLIFE
                                       DEFENSIVE STRATEGY            GROWTH STRATEGY
                                           SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------
                                       2012           2011          2012          2011
                                   ------------- ------------- -------------  ------------

Units beginning of year...........    33,539,911    31,892,038   127,969,483   137,947,035
Units issued and transferred
   from other funding options.....     7,120,599    11,652,684     6,103,544     8,204,094
Units redeemed and transferred to
   other funding options..........   (6,917,731)  (10,004,811)  (15,375,790)  (18,181,646)
                                   ------------- ------------- -------------  ------------
Units end of year.................    33,742,779    33,539,911   118,697,237   127,969,483
                                   ============= ============= =============  ============

                                          MIST METLIFE               MIST MFS EMERGING           MIST MFS RESEARCH
                                        MODERATE STRATEGY             MARKETS EQUITY               INTERNATIONAL
                                           SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012           2011          2012          2011           2012          2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........   74,398,177     69,016,105     5,082,239      5,557,697     9,028,217     9,354,056
Units issued and transferred
   from other funding options.....    6,335,212     16,882,016     1,002,767      2,051,806       898,552     1,167,189
Units redeemed and transferred to
   other funding options..........  (8,829,290)   (11,499,944)   (1,479,229)    (2,527,264)   (1,452,481)   (1,493,028)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................   71,904,099     74,398,177     4,605,777      5,082,239     8,474,288     9,028,217
                                   ============  ============= =============  ============= =============  ============


                                            MIST MLA                MIST MORGAN STANLEY        MIST PIMCO INFLATION
                                             MID CAP                  MID CAP GROWTH              PROTECTED BOND
                                           SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   ---------------------------- --------------------------- ---------------------------
                                        2012          2011          2012           2011         2012           2011
                                   -------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........     3,102,718      3,272,897     4,659,921     4,818,910     7,526,508     7,113,170
Units issued and transferred
   from other funding options.....       211,891        509,826       509,620       841,220     1,316,805     2,538,795
Units redeemed and transferred to
   other funding options..........     (550,417)      (680,005)     (741,429)   (1,000,209)   (1,394,331)   (2,125,457)
                                   -------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................     2,764,192      3,102,718     4,428,112     4,659,921     7,448,982     7,526,508
                                   =============  ============= =============  ============ ============= =============


                                                                                                                        MIST PYRAMIS
                                                                                                  MIST PIONEER           GOVERNMENT
                                     MIST PIMCO TOTAL RETURN        MIST PIONEER FUND           STRATEGIC INCOME           INCOME
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------------------- -------------
                                        2012          2011         2012           2011          2012          2011        2012 (a)
                                   -------------  ------------ ------------  ------------- -------------  ------------ -------------

Units beginning of year...........    32,853,798    30,861,530    5,949,995      6,459,343       610,107       420,179            --
Units issued and transferred
   from other funding options.....     4,286,074     9,242,799      291,925        545,923       245,815       326,403       654,849
Units redeemed and transferred to
   other funding options..........   (5,929,795)   (7,250,531)    (952,833)    (1,055,271)     (231,826)     (136,475)     (110,538)
                                   -------------  ------------ ------------  ------------- -------------  ------------ -------------
Units end of year.................    31,210,077    32,853,798    5,289,087      5,949,995       624,096       610,107       544,311
                                   =============  ============ ============  ============= =============  ============ =============


                                                                   MIST
                                                                 SCHRODERS
                                            MIST RCM              GLOBAL             MIST SSGA
                                           TECHNOLOGY           MULTI-ASSET    GROWTH AND INCOME ETF
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                   --------------------------- ------------ ---------------------------
                                        2012          2011       2012 (b)       2012           2011
                                   -------------  ------------ ------------ ------------- -------------

Units beginning of year...........     1,779,726     2,029,711           --    12,724,330    10,621,952
Units issued and transferred
   from other funding options.....       956,104     1,211,495    5,092,961     1,241,580     3,557,899
Units redeemed and transferred to
   other funding options..........     (437,363)   (1,461,480)     (47,018)   (1,602,281)   (1,455,521)
                                   -------------  ------------ ------------ ------------- -------------
Units end of year.................     2,298,467     1,779,726    5,045,943    12,363,629    12,724,330
                                   =============  ============ ============ ============= =============

                                            MIST SSGA              MIST T. ROWE PRICE          MIST T. ROWE PRICE
                                           GROWTH ETF                LARGE CAP VALUE             MID CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011         2012          2011
                                   -------------  ------------ ------------- ------------- ------------  -------------

Units beginning of year...........     4,414,150     4,136,142    12,522,601    14,134,367    6,972,220      8,396,880
Units issued and transferred
   from other funding options.....       449,411     1,068,402       579,092       973,904      757,865        715,727
Units redeemed and transferred to
   other funding options..........     (729,071)     (790,394)   (2,426,073)   (2,585,670)  (1,437,819)    (2,140,387)
                                   -------------  ------------ ------------- ------------- ------------  -------------
Units end of year.................     4,134,490     4,414,150    10,675,620    12,522,601    6,292,266      6,972,220
                                   =============  ============ ============= ============= ============  =============


                                        MIST THIRD AVENUE              MIST TURNER               MIST VAN KAMPEN
                                         SMALL CAP VALUE             MID CAP GROWTH                 COMSTOCK
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011         2012          2011
                                   -------------  ------------ ------------- ------------- ------------  -------------

Units beginning of year...........     3,218,372     3,834,160       749,654       843,568    9,579,280      9,660,454
Units issued and transferred
   from other funding options.....       142,098       650,422        67,044       120,362      724,551      1,574,741
Units redeemed and transferred to
   other funding options..........     (615,801)   (1,266,210)     (138,426)     (214,276)  (1,598,355)    (1,655,915)
                                   -------------  ------------ ------------- ------------- ------------  -------------
Units end of year.................     2,744,669     3,218,372       678,272       749,654    8,705,476      9,579,280
                                   =============  ============ ============= ============= ============  =============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       MSF BAILLIE GIFFORD        MSF BARCLAYS CAPITAL            MSF BLACKROCK
                                       INTERNATIONAL STOCK        AGGREGATE BOND INDEX             BOND INCOME
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........       430,001       457,537      175,717        133,054     1,437,066     1,330,597
Units issued and transferred
   from other funding options.....        41,567        48,868      105,691         96,126       222,304       411,617
Units redeemed and transferred to
   other funding options..........      (64,061)      (76,404)     (88,553)       (53,463)     (245,507)     (305,148)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................       407,507       430,001      192,855        175,717     1,413,863     1,437,066
                                   =============  ============ ============  ============= =============  ============


                                      MSF BLACKROCK LEGACY            MSF BLACKROCK                MSF DAVIS
                                        LARGE CAP GROWTH              MONEY MARKET               VENTURE VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- -------------------------- ---------------------------
                                       2012           2011         2012          2011         2012           2011
                                   ------------- ------------- ------------  ------------ ------------- -------------

Units beginning of year...........     3,186,827     3,626,675   12,722,462    12,146,399    14,326,344    16,224,420
Units issued and transferred
   from other funding options.....       266,223       360,493    7,044,542    12,964,049       609,658     1,210,369
Units redeemed and transferred to
   other funding options..........     (688,208)     (800,341)  (8,095,275)  (12,387,986)   (2,328,013)   (3,108,445)
                                   ------------- ------------- ------------  ------------ ------------- -------------
Units end of year.................     2,764,842     3,186,827   11,671,729    12,722,462    12,607,989    14,326,344
                                   ============= ============= ============  ============ ============= =============


                                          MSF JENNISON              MSF LOOMIS SAYLES            MSF MET/ARTISAN
                                             GROWTH                 SMALL CAP GROWTH              MID CAP VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011          2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........     4,345,644     4,903,257    1,364,085      1,509,481     2,732,053     3,104,102
Units issued and transferred
   from other funding options.....     8,593,297       404,508      121,289        176,902       115,302       120,599
Units redeemed and transferred to
   other funding options..........   (1,603,428)     (962,121)    (277,697)      (322,298)     (447,504)     (492,648)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    11,335,513     4,345,644    1,207,677      1,364,085     2,399,851     2,732,053
                                   =============  ============ ============  ============= =============  ============


                                       MSF MET/DIMENSIONAL
                                          INTERNATIONAL                MSF METLIFE                 MSF METLIFE
                                          SMALL COMPANY            MID CAP STOCK INDEX             STOCK INDEX
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........       165,015       128,511      128,329         59,087     2,855,765     2,900,545
Units issued and transferred
   from other funding options.....        36,030       122,187       70,540         99,920       554,780       524,546
Units redeemed and transferred to
   other funding options..........      (68,216)      (85,683)     (41,168)       (30,678)     (735,520)     (569,326)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................       132,829       165,015      157,701        128,329     2,675,025     2,855,765
                                   =============  ============ ============  ============= =============  ============

                                                                       MSF MFS                   MSF MSCI
                                     MSF MFS TOTAL RETURN               VALUE                   EAFE INDEX
                                          SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- -------------------------- --------------------------
                                      2012          2011         2012          2011         2012          2011
                                  ------------  ------------ ------------  ------------ ------------  ------------

Units beginning of year..........    3,108,333     3,364,172    2,696,793     1,862,563       69,134        52,435
Units issued and transferred
   from other funding options....      204,749       308,829      651,052     1,232,998       98,429        56,169
Units redeemed and transferred to
   other funding options.........    (430,221)     (564,668)    (439,534)     (398,768)     (52,151)      (39,470)
                                  ------------  ------------ ------------  ------------ ------------  ------------
Units end of year................    2,882,861     3,108,333    2,908,311     2,696,793      115,412        69,134
                                  ============  ============ ============  ============ ============  ============


                                         MSF NEUBERGER              MSF OPPENHEIMER
                                        BERMAN GENESIS               GLOBAL EQUITY          MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                       2012          2011          2012          2011          2012          2011
                                  -------------  ------------ -------------  ------------ -------------  ------------

Units beginning of year..........        96,711       118,405     1,147,037     1,132,139        93,349        53,368
Units issued and transferred
   from other funding options....         9,111        13,862        99,122       251,611        84,112        89,593
Units redeemed and transferred to
   other funding options.........      (19,648)      (35,556)     (226,859)     (236,713)      (57,125)      (49,612)
                                  -------------  ------------ -------------  ------------ -------------  ------------
Units end of year................        86,174        96,711     1,019,300     1,147,037       120,336        93,349
                                  =============  ============ =============  ============ =============  ============


                                       MSF T. ROWE PRICE           MSF T. ROWE PRICE        MSF VAN ECK GLOBAL
                                       LARGE CAP GROWTH            SMALL CAP GROWTH          NATURAL RESOURCES
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- -------------------------- --------------------------
                                      2012          2011          2012          2011         2012          2011
                                  ------------- ------------- ------------  ------------ ------------  ------------

Units beginning of year..........     3,161,388     3,645,167      554,041       606,868      286,505       117,778
Units issued and transferred
   from other funding options....       186,023       162,640       43,400        61,083      106,874       299,091
Units redeemed and transferred to
   other funding options.........     (567,209)     (646,419)    (109,569)     (113,910)     (79,960)     (130,364)
                                  ------------- ------------- ------------  ------------ ------------  ------------
Units end of year................     2,780,202     3,161,388      487,872       554,041      313,419       286,505
                                  ============= ============= ============  ============ ============  ============


                                           MSF WESTERN              MSF WESTERN ASSET
                                        ASSET MANAGEMENT               MANAGEMENT                   PIMCO VIT
                                  STRATEGIC BOND OPPORTUNITIES       U.S. GOVERNMENT               HIGH YIELD
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------- --------------------------- --------------------------
                                        2012          2011          2012         2011          2012          2011
                                    ------------  ------------ ------------- ------------- ------------  ------------

Units beginning of year..........        469,062       224,535       773,166       770,956      440,506       775,054
Units issued and transferred
   from other funding options....         44,944       295,115       167,277       300,367       60,216        67,873
Units redeemed and transferred to
   other funding options.........      (164,427)      (50,588)     (250,442)     (298,157)     (69,610)     (402,421)
                                    ------------  ------------ ------------- ------------- ------------  ------------
Units end of year................        349,579       469,062       690,001       773,166      431,112       440,506
                                    ============  ============ ============= ============= ============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                          PIMCO VIT                  PUTNAM VT                   PUTNAM VT
                                        LOW DURATION               EQUITY INCOME             MULTI-CAP GROWTH
                                         SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                  -------------------------- -------------------------- ---------------------------
                                      2012          2011         2012          2011          2012          2011
                                  ------------  ------------ ------------  ------------ -------------  ------------

Units beginning of year..........      803,010       881,366    1,542,735     1,782,492       176,234       187,842
Units issued and transferred
   from other funding options....       81,006       269,937       27,151        27,927        22,272        35,116
Units redeemed and transferred to
   other funding options.........    (122,220)     (348,293)    (284,760)     (267,684)      (46,294)      (46,724)
                                  ------------  ------------ ------------  ------------ -------------  ------------
Units end of year................      761,796       803,010    1,285,126     1,542,735       152,212       176,234
                                  ============  ============ ============  ============ =============  ============


                                           RUSSELL                    RUSSELL                      RUSSELL
                                      AGGRESSIVE EQUITY              CORE BOND          GLOBAL REAL ESTATE SECURITIES
                                         SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT
                                  -------------------------- -------------------------- -----------------------------
                                      2012          2011         2012          2011           2012          2011
                                  ------------  ------------ ------------  ------------   ------------  ------------

Units beginning of year..........      142,278       184,010      550,331       649,949         41,404        48,366
Units issued and transferred
   from other funding options....        5,438        12,807       14,667        28,380          2,244         3,303
Units redeemed and transferred to
   other funding options.........     (42,760)      (54,539)    (117,806)     (127,998)        (6,173)      (10,265)
                                  ------------  ------------ ------------  ------------   ------------  ------------
Units end of year................      104,956       142,278      447,192       550,331         37,475        41,404
                                  ============  ============ ============  ============   ============  ============

                                           RUSSELL                     RUSSELL
                                     MULTI-STYLE EQUITY               NON-U.S.
                                         SUB-ACCOUNT                 SUB-ACCOUNT
                                  -------------------------- ---------------------------
                                      2012          2011         2012           2011
                                  ------------  ------------ -------------  ------------

Units beginning of year..........      727,966       915,101       291,607       356,011
Units issued and transferred
   from other funding options....       41,207        46,977        19,250        21,935
Units redeemed and transferred to
   other funding options.........    (164,514)     (234,112)      (57,585)      (86,339)
                                  ------------  ------------ -------------  ------------
Units end of year................      604,659       727,966       253,272       291,607
                                  ============  ============ =============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  American Funds Global                  2012      3,288,744       27.66 - 33.12        106,822,886
     Growth Sub-Account                  2011      3,568,963       23.00 - 27.23         95,488,976
                                         2010      3,003,389       25.73 - 30.11         88,905,025
                                         2009      2,316,571       23.47 - 27.15         61,956,827
                                         2008      1,196,083       16.81 - 19.22         22,597,668

  American Funds Global Small            2012        834,626       26.85 - 31.78         25,978,567
     Capitalization Sub-Account          2011        874,335       23.15 - 27.10         23,246,445
     (Commenced 4/28/2008)               2010        629,226       29.19 - 33.77         20,866,196
                                         2009        467,145       24.30 - 27.79         12,780,124
                                         2008        185,100       15.77 - 17.36          3,175,883

  American Funds Growth                  2012        647,004     149.07 - 207.87        129,432,083
     Sub-Account                         2011        675,749     128.88 - 177.66        115,994,216
     (Commenced 4/28/2008)               2010        592,460     137.22 - 186.99        107,174,849
                                         2009        464,628     117.84 - 158.75         71,786,632
                                         2008        128,846      89.43 - 114.72         14,403,456

  DWS II Government & Agency             2012         38,203       17.38 - 18.21            693,006
     Securities Sub-Account              2011         44,817       17.19 - 17.95            801,100
                                         2010         52,265       16.29 - 16.94            880,629
                                         2009         57,534       15.56 - 16.11            922,516
                                         2008         65,564       14.65 - 15.11            986,993

  Fidelity VIP Equity-Income             2012        296,910       14.08 - 61.99          5,082,102
     Sub-Account                         2011        302,862       12.25 - 53.66          4,481,906
                                         2010        316,838       12.39 - 54.00          4,614,949
                                         2009        373,302       10.98 - 47.61          4,805,353
                                         2008        405,578        8.61 - 37.13          3,979,860

  Fidelity VIP Growth                    2012         10,011       10.92 - 10.98            109,300
     Opportunities Sub-Account           2011          9,765         9.26 - 9.31             90,395
                                         2010         11,887         9.18 - 9.23            109,119
                                         2009         19,375         7.52 - 7.56            145,775
                                         2008         21,872         5.23 - 5.26            114,407

  FTVIPT Templeton Foreign               2012      1,747,933       13.46 - 34.33         28,052,934
     Securities Sub-Account              2011      1,900,147       11.59 - 29.42         26,237,200
                                         2010      2,172,428       13.20 - 33.35         33,779,312
                                         2009      2,349,812       12.40 - 31.17         34,089,823
                                         2008      2,562,516        9.21 - 23.04         27,442,793

  Invesco V.I. International             2012        317,002       12.49 - 27.37          6,259,165
     Growth Sub-Account                  2011        353,287       10.90 - 24.06          6,118,917
                                         2010        414,083       11.79 - 26.20          7,768,778
                                         2009        461,755       10.54 - 23.57          7,800,513
                                         2008        522,812        7.86 - 17.70          6,611,909

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------  ------------------
  American Funds Global                  2012        0.89         0.75 - 1.90          20.24 - 21.64
     Growth Sub-Account                  2011        1.41         0.75 - 1.90       (10.60) - (9.56)
                                         2010        1.61         0.75 - 1.90           9.64 - 10.91
                                         2009        1.69         0.75 - 1.90          39.62 - 41.24
                                         2008        3.06         0.75 - 1.90      (39.53) - (38.85)

  American Funds Global Small            2012        1.34         0.75 - 1.90          15.94 - 17.29
     Capitalization Sub-Account          2011        1.32         0.75 - 1.90      (20.66) - (19.75)
     (Commenced 4/28/2008)               2010        1.78         0.75 - 1.90          20.11 - 21.50
                                         2009        0.36         0.75 - 1.90          58.26 - 60.09
                                         2008          --         0.75 - 1.65      (49.46) - (49.15)

  American Funds Growth                  2012        0.79         0.75 - 1.90          15.66 - 17.01
     Sub-Account                         2011        0.64         0.75 - 1.90        (6.08) - (4.99)
     (Commenced 4/28/2008)               2010        0.78         0.75 - 1.90          16.45 - 17.79
                                         2009        0.83         0.75 - 1.90          36.79 - 38.37
                                         2008        2.28         0.75 - 1.75      (42.31) - (41.92)

  DWS II Government & Agency             2012        3.93         1.40 - 1.80            1.08 - 1.49
     Securities Sub-Account              2011        4.42         1.40 - 1.80            5.55 - 5.97
                                         2010        4.83         1.40 - 1.80            4.71 - 5.13
                                         2009        4.59         1.40 - 1.80            6.16 - 6.58
                                         2008        4.67         1.40 - 1.80            3.02 - 3.42

  Fidelity VIP Equity-Income             2012        2.95         1.30 - 1.90          14.84 - 15.67
     Sub-Account                         2011        2.34         1.30 - 1.90        (1.24) - (0.42)
                                         2010        1.56         1.30 - 1.90          12.75 - 13.55
                                         2009        2.05         1.30 - 1.90          27.44 - 28.40
                                         2008        2.07         1.30 - 1.90      (43.80) - (43.56)

  Fidelity VIP Growth                    2012        0.41                1.40                  17.94
     Opportunities Sub-Account           2011        0.16                1.40                   0.88
                                         2010        0.17                1.40          22.01 - 22.02
                                         2009        0.45                1.40          43.83 - 43.84
                                         2008        0.46                1.40      (55.65) - (55.64)

  FTVIPT Templeton Foreign               2012        3.07         0.85 - 1.90          16.00 - 17.59
     Securities Sub-Account              2011        1.77         0.85 - 1.90      (12.32) - (11.20)
                                         2010        1.93         0.85 - 1.90            6.37 - 7.76
                                         2009        3.41         0.85 - 1.90          34.47 - 36.18
                                         2008        2.43         0.85 - 1.90      (41.45) - (41.15)

  Invesco V.I. International             2012        1.34         0.85 - 1.90          13.07 - 14.55
     Growth Sub-Account                  2011        1.38         0.85 - 1.90        (8.74) - (7.53)
                                         2010        1.97         0.85 - 1.90          10.49 - 11.91
                                         2009        1.43         0.85 - 1.90          32.37 - 34.11
                                         2008        0.45         0.85 - 1.90      (41.29) - (40.86)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST AllianceBernstein Global          2012      2,054,165       10.44 - 10.68        21,873,079
     Dynamic Allocation
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds                    2012     22,206,090       10.27 - 10.74       235,164,571
     Balanced Allocation                 2011     23,015,262         9.25 - 9.58       218,152,622
     Sub-Account                         2010     23,898,755         9.67 - 9.92       235,131,655
     (Commenced 4/28/2008)               2009     22,597,437         8.81 - 8.96       201,424,344
                                         2008     11,983,365         6.97 - 7.02        83,902,184

  MIST American Funds Bond               2012      1,511,689       10.74 - 11.23        16,737,665
     Sub-Account                         2011      1,642,766       10.47 - 10.84        17,623,360
     (Commenced 4/28/2008)               2010      1,767,528       10.12 - 10.38        18,209,023
                                         2009      1,763,742         9.76 - 9.92        17,394,037
                                         2008        592,698         8.90 - 8.96         5,299,000

  MIST American Funds Growth             2012     22,492,160        9.68 - 10.17       225,771,481
     Allocation Sub-Account              2011     23,752,669         8.53 - 8.87       208,535,138
     (Commenced 4/28/2008)               2010     24,332,553         9.17 - 9.43       227,823,049
                                         2009     23,471,136         8.29 - 8.42       196,705,615
                                         2008     14,440,596         6.32 - 6.36        91,710,588

  MIST American Funds Growth             2012      2,590,163        9.59 - 10.07        25,736,857
     Sub-Account                         2011      2,895,296         8.39 - 8.69        24,917,298
     (Commenced 4/28/2008)               2010      3,139,868         9.00 - 9.23        28,767,917
                                         2009      3,506,399         7.78 - 7.90        27,597,870
                                         2008      1,497,798         5.73 - 5.76         8,616,099

  MIST American Funds                    2012      1,606,329         8.40 - 8.82        13,994,443
     International Sub-Account           2011      1,727,297         7.32 - 7.61        13,014,763
     (Commenced 4/28/2008)               2010      1,931,131         8.75 - 9.00        17,238,298
                                         2009      1,794,269         8.40 - 8.53        15,224,548
                                         2008        935,627         6.02 - 6.06         5,658,082

  MIST American Funds Moderate           2012     11,686,297       10.54 - 11.00       126,809,368
     Allocation Sub-Account              2011     13,006,670        9.72 - 10.05       129,356,533
     (Commenced 4/28/2008)               2010     13,667,445        9.92 - 10.16       137,833,796
                                         2009     13,452,576         9.23 - 9.37       125,390,131
                                         2008      6,585,179         7.64 - 7.69        50,537,984

  MIST AQR Global Risk                   2012      1,382,713       11.40 - 11.69        16,016,430
     Balanced Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock Global                  2012      4,283,793       10.18 - 10.41        44,438,080
     Tactical Strategies
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield              2012        677,325       21.13 - 26.78        16,244,048
     Sub-Account                         2011        600,616       18.54 - 23.15        12,434,639
     (Commenced 4/28/2008)               2010        730,796       18.51 - 22.79        14,888,941
                                         2009        517,570       16.35 - 19.84         9,210,269
                                         2008         58,901       11.75 - 12.73           717,110

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   -----------------
  MIST AllianceBernstein Global          2012        0.06         0.75 - 2.10            2.93 - 9.26
     Dynamic Allocation
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds                    2012        1.69         1.30 - 2.25          10.99 - 12.06
     Balanced Allocation                 2011        1.29         1.30 - 2.25        (4.29) - (3.40)
     Sub-Account                         2010        1.15         1.30 - 2.25           9.67 - 10.72
     (Commenced 4/28/2008)               2009          --         1.30 - 2.25          26.44 - 27.65
                                         2008        6.73         1.30 - 2.20      (30.35) - (29.86)

  MIST American Funds Bond               2012        2.52         1.30 - 2.25            2.57 - 3.55
     Sub-Account                         2011        2.22         1.30 - 2.25            3.44 - 4.42
     (Commenced 4/28/2008)               2010        1.91         1.30 - 2.25            3.74 - 4.73
                                         2009          --         1.30 - 2.25           9.63 - 10.67
                                         2008        9.75         1.30 - 2.20      (11.33) - (10.74)

  MIST American Funds Growth             2012        1.21         1.30 - 2.35          13.45 - 14.65
     Allocation Sub-Account              2011        1.11         1.30 - 2.35        (6.95) - (5.96)
     (Commenced 4/28/2008)               2010        0.88         1.30 - 2.35          10.86 - 12.02
                                         2009          --         1.30 - 2.20          31.11 - 32.31
                                         2008        7.03         1.30 - 2.20      (36.78) - (36.39)

  MIST American Funds Growth             2012        0.32         1.30 - 2.35          14.67 - 15.89
     Sub-Account                         2011        0.36         1.30 - 2.25        (6.71) - (5.83)
     (Commenced 4/28/2008)               2010        0.24         1.30 - 2.25          15.69 - 16.79
                                         2009          --         1.30 - 2.25          35.80 - 37.09
                                         2008        6.86         1.30 - 2.15      (42.63) - (42.33)

  MIST American Funds                    2012        1.54         1.30 - 2.35          14.70 - 15.92
     International Sub-Account           2011        1.50         1.30 - 2.35      (16.27) - (15.38)
     (Commenced 4/28/2008)               2010        0.83         1.30 - 2.35            4.42 - 5.51
                                         2009          --         1.30 - 2.20          39.44 - 40.72
                                         2008       11.67         1.30 - 2.15      (40.33) - (39.93)

  MIST American Funds Moderate           2012        2.05         1.30 - 2.20            8.42 - 9.40
     Allocation Sub-Account              2011        1.58         1.30 - 2.20        (1.99) - (1.10)
     (Commenced 4/28/2008)               2010        1.57         1.30 - 2.20            7.52 - 8.50
                                         2009          --         1.30 - 2.20          20.71 - 21.79
                                         2008        7.53         1.30 - 2.20      (23.73) - (23.24)

  MIST AQR Global Risk                   2012        0.01         0.75 - 2.20            3.10 - 9.73
     Balanced Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock Global                  2012          --         0.75 - 2.10            2.75 - 8.32
     Tactical Strategies
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield              2012        6.62         0.75 - 2.20          13.99 - 15.67
     Sub-Account                         2011        6.61         0.75 - 2.20            0.12 - 1.58
     (Commenced 4/28/2008)               2010        3.63         0.75 - 2.20          13.26 - 14.91
                                         2009        4.10         0.75 - 2.20          29.21 - 44.75
                                         2008          --         1.30 - 1.95      (25.48) - (25.16)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST BlackRock Large Cap               2012        593,073        9.63 - 11.41         6,609,137
     Core Sub-Account                    2011        526,928        8.66 - 10.15         5,254,597
     (Commenced 5/4/2009)                2010        264,061        8.81 - 10.21         2,642,554
                                         2009         85,136         7.99 - 9.15           768,673

  MIST Clarion Global Real Estate        2012      2,350,735       15.19 - 24.49        39,516,123
     Sub-Account                         2011      2,528,243       12.34 - 19.66        34,277,327
                                         2010      2,647,883       13.39 - 21.05        38,697,331
                                         2009      2,963,807       11.80 - 18.36        37,898,569
                                         2008      3,017,825        8.97 - 13.78        29,173,555

  MIST Dreman Small Cap Value            2012        515,860       14.22 - 15.53         7,917,855
     Sub-Account                         2011        530,589       12.57 - 13.57         7,126,054
     (Commenced 4/28/2008)               2010        396,464       14.29 - 15.25         5,987,971
                                         2009        296,874       12.21 - 12.89         3,801,580
                                         2008         79,596        9.75 - 10.08           798,756

  MIST Goldman Sachs Mid Cap             2012      1,049,942       15.38 - 16.85        17,068,463
     Value Sub-Account                   2011      1,161,737       13.34 - 14.45        16,271,354
                                         2010      1,280,385       14.57 - 15.63        19,465,973
                                         2009      1,482,733       12.01 - 12.74        18,467,822
                                         2008      1,740,044         9.29 - 9.76        16,667,850

  MIST Harris Oakmark                    2012      2,920,101       19.54 - 21.71        60,795,216
     International Sub-Account           2011      3,341,029       15.46 - 17.02        54,661,488
                                         2010      3,663,046       18.45 - 20.10        71,132,973
                                         2009      4,066,421       16.20 - 17.50        69,004,535
                                         2008      4,450,252       10.69 - 11.43        49,536,167

  MIST Invesco Balanced-Risk             2012     17,553,531         1.04 - 1.05        18,405,844
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012      2,729,300       10.50 - 18.26        46,464,081
     Growth Sub-Account                  2011      3,190,859        8.98 - 15.65        46,716,193
                                         2010      3,675,683        9.19 - 16.03        55,371,461
                                         2009      4,320,755        7.37 - 12.87        52,644,910
                                         2008      4,467,675         5.57 - 9.74        41,224,858

  MIST Janus Forty Sub-Account           2012         15,349     133.85 - 176.62         2,480,585
     (Commenced 5/3/2010)                2011          6,927     120.34 - 146.05           924,910
                                         2010          2,977     128.95 - 160.04           438,631

  MIST Jennison Large Cap Equity         2012        378,802         8.01 - 8.39         3,130,746
     Sub-Account                         2011        771,261         7.27 - 7.54         5,731,316
                                         2010      1,565,166         7.72 - 7.95        12,401,428
                                         2009        723,558         6.82 - 6.98         5,008,659
                                         2008        786,871         5.67 - 5.74         4,494,341

  MIST JPMorgan Global Active            2012      7,003,217         1.04 - 1.05         7,371,189
     Allocation Sub-Account
     (Commenced 4/30/2012)

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MIST BlackRock Large Cap               2012       0.95          0.75 - 1.90          11.18 - 12.47
     Core Sub-Account                    2011       0.81          0.75 - 1.90        (1.71) - (0.58)
     (Commenced 5/4/2009)                2010       0.86          0.75 - 1.90          10.25 - 11.53
                                         2009         --          0.75 - 1.90          22.54 - 23.49

  MIST Clarion Global Real Estate        2012       2.07          0.75 - 2.35          23.05 - 25.04
     Sub-Account                         2011       3.90          0.75 - 2.35        (7.78) - (6.29)
                                         2010       8.38          0.75 - 2.35          13.41 - 15.23
                                         2009       3.27          0.75 - 2.35          31.61 - 33.73
                                         2008       1.77          0.75 - 2.35      (43.01) - (42.37)

  MIST Dreman Small Cap Value            2012       0.64          0.75 - 1.90          13.18 - 14.49
     Sub-Account                         2011       1.47          0.75 - 1.90      (12.05) - (11.03)
     (Commenced 4/28/2008)               2010       0.69          0.75 - 1.90          17.01 - 18.35
                                         2009       0.66          0.75 - 1.90          26.34 - 27.81
                                         2008         --          0.75 - 1.65      (26.01) - (24.31)

  MIST Goldman Sachs Mid Cap             2012       0.60          1.30 - 2.35          15.36 - 16.58
     Value Sub-Account                   2011       0.50          1.30 - 2.35        (8.46) - (7.50)
                                         2010       1.02          1.30 - 2.35          21.35 - 22.63
                                         2009       1.23          1.30 - 2.35          29.24 - 30.59
                                         2008       0.79          1.30 - 2.35      (37.57) - (36.91)

  MIST Harris Oakmark                    2012       1.64          1.30 - 2.35          26.24 - 27.58
     International Sub-Account           2011         --          1.30 - 2.35      (16.24) - (15.36)
                                         2010       1.96          1.30 - 2.35          13.71 - 14.91
                                         2009       8.00          1.30 - 2.35          51.46 - 53.06
                                         2008       1.65          1.30 - 2.35      (42.18) - (41.65)

  MIST Invesco Balanced-Risk             2012       0.57          0.75 - 2.20            3.13 - 4.14
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012         --          1.30 - 2.35          15.47 - 16.85
     Growth Sub-Account                  2011         --          1.30 - 2.35        (3.37) - (2.22)
                                         2010         --          1.30 - 2.35          23.26 - 24.72
                                         2009         --          1.30 - 2.35          30.70 - 32.33
                                         2008         --          1.30 - 2.35      (39.54) - (39.46)

  MIST Janus Forty Sub-Account           2012       0.18          1.30 - 2.20          19.84 - 20.93
     (Commenced 5/3/2010)                2011       1.56          1.30 - 1.95        (9.33) - (8.74)
                                         2010         --          1.30 - 2.05            3.41 - 3.94

  MIST Jennison Large Cap Equity         2012       0.28          1.30 - 2.20          10.21 - 11.21
     Sub-Account                         2011       0.42          1.30 - 2.20        (5.93) - (5.08)
                                         2010       0.39          1.30 - 2.20          12.87 - 13.90
                                         2009       0.90          1.30 - 2.35          20.41 - 21.65
                                         2008         --          1.30 - 2.35      (43.13) - (42.48)

  MIST JPMorgan Global Active            2012       0.64          0.75 - 2.20            3.12 - 4.13
     Allocation Sub-Account
     (Commenced 4/30/2012)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO             NET
                                                    UNITS         HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST Legg Mason ClearBridge            2012      8,735,126        7.52 - 12.63        79,321,095
     Aggressive Growth                   2011      9,600,857        6.43 - 10.78        74,857,416
     Sub-Account                         2010      8,476,052        6.97 - 10.56        65,664,571
                                         2009      9,606,073         5.76 - 8.63        61,074,016
                                         2008     10,488,614         4.43 - 6.56        50,957,029

  MIST Loomis Sayles Global              2012      1,042,691       13.71 - 14.71        14,977,462
     Markets Sub-Account                 2011        962,736       12.01 - 12.74        12,022,681
                                         2010      1,177,416       12.48 - 13.10        15,232,698
                                         2009        899,578       10.47 - 10.88         9,662,261
                                         2008        825,508         7.61 - 7.83         6,398,758

  MIST Lord Abbett Bond                  2012      9,203,760       19.43 - 29.66       252,466,645
     Debenture Sub-Account               2011     10,339,658       19.01 - 26.46       254,363,555
                                         2010     11,836,616       16.94 - 25.52       281,708,830
                                         2009     13,193,447       15.20 - 22.76       280,934,170
                                         2008     14,022,797       11.27 - 16.77       220,576,786

  MIST Lord Abbett Mid Cap               2012      6,573,235       24.34 - 30.42       187,671,582
     Value Sub-Account                   2011      7,467,200       21.85 - 26.72       188,118,964
                                         2010      8,400,066       23.50 - 27.96       221,952,624
                                         2009      9,382,903       19.10 - 22.44       199,636,901
                                         2008      9,920,843       15.59 - 17.87       168,788,065

  MIST Met/Eaton Vance                   2012        317,752       10.61 - 10.91         3,433,894
     Floating Rate Sub-Account           2011        213,777       10.15 - 10.30         2,191,750
     (Commenced 5/3/2010)                2010         80,368       10.17 - 10.23           819,953

  MIST Met/Franklin Low                  2012      1,766,562        9.92 - 10.16        17,845,860
     Duration Total Return               2011      1,106,536         9.72 - 9.81        10,825,502
     Sub-Account
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012     12,026,165        9.42 - 10.11       120,315,232
     Shares Sub-Account                  2011     12,673,692         8.46 - 8.94       112,391,750
     (Commenced 4/28/2008)               2010     10,810,938         8.70 - 9.06        97,287,113
                                         2009      7,563,677         8.01 - 8.22        61,898,072
                                         2008      1,891,505         6.57 - 6.63        12,517,180

  MIST Met/Franklin Templeton            2012     15,629,849       10.34 - 11.06       170,080,240
     Founding Strategy                   2011     16,846,859         9.10 - 9.60       159,648,015
     Sub-Account                         2010     17,030,051         9.47 - 9.85       166,052,572
     (Commenced 4/28/2008)               2009     15,445,257         8.80 - 9.02       138,383,715
                                         2008      7,133,612         6.99 - 7.07        50,236,249

  MIST Met/Templeton Growth              2012      2,300,307        9.86 - 19.04        23,969,317
     Sub-Account                         2011      2,608,275        8.22 - 15.77        22,462,217
     (Commenced 4/28/2008)               2010      1,376,347         9.00 - 9.28        12,725,815
                                         2009      1,004,927         8.52 - 8.69         8,707,599
                                         2008        355,286         6.56 - 6.60         2,341,967

  MIST Met/Templeton                     2012        400,203       13.32 - 13.84         5,481,320
     International Bond                  2011        352,964       11.86 - 12.20         4,276,366
     Sub-Account                         2010        169,000       12.12 - 12.33         2,069,263
     (Commenced 5/4/2009)                2009         18,597       10.88 - 10.90           202,561

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME          LOWEST TO           LOWEST TO
                                                  RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                               --------------  ----------------   ------------------
  MIST Legg Mason ClearBridge            2012        0.04         0.75 - 2.35          15.74 - 17.62
     Aggressive Growth                   2011        0.01         0.75 - 2.35          (3.63) - 2.12
     Sub-Account                         2010        0.01         1.30 - 2.35          20.92 - 22.32
                                         2009        0.02         1.30 - 2.35          29.87 - 31.60
                                         2008          --         1.30 - 2.35      (40.46) - (39.82)

  MIST Loomis Sayles Global              2012        2.34         1.30 - 2.35          14.20 - 15.41
     Markets Sub-Account                 2011        2.49         1.30 - 2.35        (3.77) - (2.75)
                                         2010        3.24         1.30 - 2.35          19.18 - 20.43
                                         2009        2.06         1.30 - 2.35          37.54 - 39.00
                                         2008        4.84         1.30 - 2.35      (40.69) - (40.05)

  MIST Lord Abbett Bond                  2012        7.24         0.75 - 2.35          10.31 - 12.23
     Debenture Sub-Account               2011        6.07         0.75 - 2.35            2.04 - 3.94
                                         2010        6.32         0.75 - 2.35          10.34 - 12.22
                                         2009        7.43         0.75 - 2.35          33.60 - 35.96
                                         2008        4.34         0.75 - 2.35      (19.73) - (19.18)

  MIST Lord Abbett Mid Cap               2012        0.47         0.75 - 2.20          12.19 - 14.02
     Value Sub-Account                   2011        0.57         0.75 - 2.15        (5.75) - (4.28)
                                         2010        0.64         0.75 - 2.05          22.98 - 24.78
                                         2009        2.21         0.75 - 2.05          23.96 - 25.79
                                         2008        0.62         0.75 - 1.95      (40.27) - (39.22)

  MIST Met/Eaton Vance                   2012        3.04         1.30 - 2.35            4.83 - 5.94
     Floating Rate Sub-Account           2011        2.21         1.30 - 2.20          (0.16) - 0.69
     (Commenced 5/3/2010)                2010          --         1.30 - 2.15            1.71 - 2.30

  MIST Met/Franklin Low                  2012        1.86         0.75 - 2.20            2.11 - 3.61
     Duration Total Return               2011          --         0.75 - 2.05        (2.63) - (1.79)
     Sub-Account
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012        0.57         0.75 - 2.25          11.37 - 13.06
     Shares Sub-Account                  2011        2.77         0.75 - 2.25        (2.75) - (1.28)
     (Commenced 4/28/2008)               2010          --         0.75 - 2.25           8.55 - 10.18
                                         2009          --         0.75 - 2.25          22.10 - 23.95
                                         2008        6.17         0.75 - 2.05      (34.29) - (33.69)

  MIST Met/Franklin Templeton            2012        4.01         0.75 - 2.20          13.58 - 15.25
     Founding Strategy                   2011        1.71         0.75 - 2.20        (3.90) - (2.49)
     Sub-Account                         2010          --         0.75 - 2.20            7.66 - 9.22
     (Commenced 4/28/2008)               2009          --         0.75 - 2.20          25.75 - 27.60
                                         2008        3.69         0.75 - 2.20      (30.08) - (29.29)

  MIST Met/Templeton Growth              2012        1.62         0.75 - 1.90          19.90 - 21.45
     Sub-Account                         2011        0.86         0.75 - 1.90        (8.65) - (7.38)
     (Commenced 4/28/2008)               2010        1.07         0.75 - 1.90            5.63 - 6.85
                                         2009        0.02         0.75 - 1.90          30.12 - 31.63
                                         2008        1.00         0.75 - 1.65      (34.39) - (33.99)

  MIST Met/Templeton                     2012        9.65         0.75 - 1.80          12.24 - 13.43
     International Bond                  2011        6.06         0.75 - 1.80        (2.10) - (1.07)
     Sub-Account                         2010        0.37         0.75 - 1.80           4.20 - 12.08
     (Commenced 5/4/2009)                2009          --         1.30 - 1.60            8.80 - 9.00

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST MetLife Aggressive                2012     14,537,359       10.46 - 13.09        178,338,412
     Strategy Sub-Account                2011     15,775,326        9.09 - 11.30        168,280,842
                                         2010     17,260,094        9.78 - 12.08        198,100,052
                                         2009     18,139,859        8.52 - 10.45        181,304,081
                                         2008     20,155,167         6.51 - 7.93        154,286,175

  MIST MetLife Balanced Plus             2012      7,650,490       10.33 - 10.58         80,785,959
     Sub-Account
     (Commenced 1/3/2012)

  MIST MetLife Balanced                  2012    197,011,812       11.18 - 13.70      2,594,213,239
     Strategy Sub-Account                2011    207,920,698        9.95 - 12.12      2,431,515,757
                                         2010    193,332,452       10.27 - 12.42      2,318,147,547
                                         2009    174,627,957        9.17 - 11.02      1,859,813,329
                                         2008    147,575,188         7.24 - 8.65      1,235,764,079

  MIST MetLife Defensive                 2012     33,742,779       12.28 - 13.99        446,509,240
     Strategy Sub-Account                2011     33,539,911       11.33 - 12.71        405,417,433
                                         2010     31,892,038       11.40 - 12.58        383,256,299
                                         2009     28,585,107       10.52 - 11.43        313,812,189
                                         2008     20,521,525         8.77 - 9.37        185,501,306

  MIST MetLife Growth                    2012    118,697,237       10.73 - 13.48      1,506,611,565
     Strategy Sub-Account                2011    127,969,483        9.40 - 11.73      1,424,650,304
                                         2010    137,947,035        9.92 - 12.30      1,619,862,396
                                         2009    146,128,352        8.71 - 10.73      1,507,800,031
                                         2008    144,681,997         6.79 - 8.31      1,162,467,001

  MIST MetLife Moderate                  2012     71,904,099       12.27 - 13.99        962,702,252
     Strategy Sub-Account                2011     74,398,177       11.18 - 12.54        896,942,380
                                         2010     69,016,105       11.46 - 12.65        840,358,813
                                         2009     61,993,623       10.44 - 11.34        677,808,153
                                         2008     48,839,803         8.48 - 9.06        427,462,530

  MIST MFS Emerging Markets              2012      4,605,777       11.09 - 21.16         56,184,457
     Equity Sub-Account                  2011      5,082,239        9.55 - 18.02         52,679,213
                                         2010      5,557,697       12.03 - 22.40         71,913,866
                                         2009      5,035,625        9.96 - 18.32         53,586,138
                                         2008      3,919,168        6.03 - 10.98         25,433,250

  MIST MFS Research                      2012      8,474,288       13.34 - 22.18        133,415,326
     International Sub-Account           2011      9,028,217       11.69 - 19.12        123,865,118
                                         2010      9,354,056       13.39 - 21.53        146,069,481
                                         2009      9,683,890       12.29 - 19.45        138,034,495
                                         2008     10,212,094        9.56 - 14.87        112,943,686

  MIST MLA Mid Cap                       2012      2,764,192       13.74 - 16.51         41,608,695
     Sub-Account                         2011      3,102,718       13.35 - 15.77         44,861,730
                                         2010      3,272,897       14.41 - 16.77         50,499,503
                                         2009      3,546,544       12.00 - 13.72         45,027,303
                                         2008      3,701,818        8.97 - 10.09         34,752,509

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MIST MetLife Aggressive                2012        0.64         0.75 - 2.35          14.02 - 15.87
     Strategy Sub-Account                2011        1.12         0.75 - 2.35        (7.96) - (6.47)
                                         2010        1.21         0.75 - 2.35          13.80 - 15.63
                                         2009          --         0.75 - 2.35          29.56 - 31.65
                                         2008        3.21         0.75 - 2.35      (49.30) - (41.30)

  MIST MetLife Balanced Plus             2012          --         0.75 - 2.20           4.08 - 12.26
     Sub-Account
     (Commenced 1/3/2012)

  MIST MetLife Balanced                  2012        2.12         0.75 - 2.35          11.27 - 13.08
     Strategy Sub-Account                2011        1.56         0.75 - 2.35        (3.98) - (2.44)
                                         2010        2.08         0.75 - 2.35          10.96 - 12.74
                                         2009          --         0.75 - 2.35          25.35 - 27.39
                                         2008        4.74         0.75 - 2.35      (40.51) - (32.42)

  MIST MetLife Defensive                 2012        2.80         0.75 - 2.35           8.32 - 10.08
     Strategy Sub-Account                2011        2.22         0.75 - 2.35          (0.59) - 1.02
                                         2010        3.15         0.75 - 2.35           8.32 - 10.07
                                         2009        2.86         0.75 - 2.35          20.05 - 22.00
                                         2008        1.37         0.75 - 2.35      (22.46) - (21.26)

  MIST MetLife Growth                    2012        1.65         0.75 - 2.35          13.02 - 14.85
     Strategy Sub-Account                2011        1.54         0.75 - 2.35        (6.10) - (4.59)
                                         2010        1.72         0.75 - 2.35          12.81 - 14.62
                                         2009          --         0.75 - 2.35          27.08 - 29.13
                                         2008        3.45         0.75 - 2.35      (46.99) - (38.31)

  MIST MetLife Moderate                  2012        2.63         0.75 - 2.35           9.77 - 11.55
     Strategy Sub-Account                2011        1.80         0.75 - 2.35        (2.43) - (0.86)
                                         2010        2.53         0.75 - 2.35           9.79 - 11.55
                                         2009        3.26         0.75 - 2.35          23.16 - 25.14
                                         2008        1.76         0.75 - 2.35      (28.07) - (26.99)

  MIST MFS Emerging Markets              2012        0.76         0.75 - 2.35          16.12 - 18.00
     Equity Sub-Account                  2011        1.48         0.75 - 2.35      (20.59) - (19.31)
                                         2010        1.00         0.75 - 2.35          20.79 - 22.72
                                         2009        1.59         0.75 - 2.35          65.01 - 67.70
                                         2008        0.65         0.75 - 2.35      (56.59) - (22.35)

  MIST MFS Research                      2012        1.96         0.75 - 2.35          13.98 - 15.98
     International Sub-Account           2011        1.94         0.75 - 2.35      (12.79) - (11.19)
                                         2010        1.75         0.75 - 2.35           8.83 - 10.71
                                         2009        3.20         0.75 - 2.35          28.50 - 30.81
                                         2008        2.02         0.75 - 2.35      (43.63) - (42.74)

  MIST MLA Mid Cap                       2012        0.48         0.75 - 2.35            2.83 - 4.69
     Sub-Account                         2011        0.80         0.75 - 2.35        (7.47) - (5.94)
                                         2010        0.95         0.75 - 2.35          20.00 - 22.22
                                         2009        1.26         0.75 - 2.35          33.58 - 35.98
                                         2008        1.14         0.75 - 2.35      (39.68) - (38.66)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012       4,428,112      12.94 - 15.10         63,342,932
     Growth Sub-Account                  2011       4,659,921      12.07 - 13.90         61,573,810
                                         2010       4,818,910      13.21 - 15.02         68,961,080
                                         2009       4,839,057      10.20 - 11.44         52,932,593
                                         2008       4,629,395        6.61 - 7.31         32,463,804

  MIST PIMCO Inflation Protected         2012       7,448,982      14.82 - 17.30        121,500,435
     Bond Sub-Account                    2011       7,526,508      13.90 - 15.97        113,654,208
                                         2010       7,113,170      12.81 - 14.48         97,212,565
                                         2009       6,189,735      12.17 - 13.54         79,015,035
                                         2008       5,260,106      10.55 - 11.20         57,561,334

  MIST PIMCO Total Return                2012      31,210,077      16.29 - 19.76        572,578,074
     Sub-Account                         2011      32,853,798      15.25 - 18.19        558,129,340
                                         2010      30,861,530      15.12 - 17.74        512,523,271
                                         2009      29,925,971      14.30 - 16.50        463,386,876
                                         2008      23,369,511      12.39 - 14.06        308,644,622

  MIST Pioneer Fund Sub-Account          2012       5,289,087      11.05 - 21.94         87,399,431
                                         2011       5,949,995      10.14 - 19.99         88,342,563
                                         2010       6,459,343      10.77 - 21.10        100,019,549
                                         2009       7,155,477       9.40 - 18.29         95,301,242
                                         2008         103,010      12.72 - 14.88          1,497,978

  MIST Pioneer Strategic Income          2012         624,096      13.43 - 32.11         14,636,515
     Sub-Account                         2011         610,107      12.32 - 28.98         12,748,172
                                         2010         420,179      12.19 - 28.18          9,868,843
                                         2009         243,858      21.60 - 25.31          5,986,626
                                         2008         167,799      16.54 - 19.16          3,108,979

  MIST Pyramis Government                2012         544,311      10.81 - 11.06          5,996,997
     Income Sub-Account
     (Commenced 1/3/2012)

  MIST RCM Technology                    2012       2,298,467        6.17 - 6.86         14,934,177
     Sub-Account                         2011       1,779,726        5.63 - 6.20         10,635,784
                                         2010       2,029,711        6.39 - 6.97         13,671,946
                                         2009       2,129,052        5.12 - 5.53         11,419,520
                                         2008       2,054,635        3.29 - 3.53          7,051,064

  MIST Schroders Global                  2012       5,045,943        1.06 - 1.07          5,397,219
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012      12,363,629      12.22 - 13.58        162,452,437
     ETF Sub-Account                     2011      12,724,330      11.07 - 12.13        149,799,689
                                         2010      10,621,952      11.20 - 12.09        124,729,784
                                         2009       7,874,421      10.20 - 10.85         83,204,629
                                         2008       5,706,322        8.39 - 8.60         48,880,309

  MIST SSgA Growth ETF                   2012       4,134,490      11.63 - 12.92         50,750,185
     Sub-Account                         2011       4,414,150      10.44 - 11.32         47,811,625
                                         2010       4,136,142      10.88 - 11.65         46,397,024
                                         2009       3,535,741       9.77 - 10.28         35,260,685
                                         2008       2,631,694        7.73 - 7.88         20,650,547

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST Morgan Stanley Mid Cap            2012          --         0.75 - 1.90            7.21 - 8.62
     Growth Sub-Account                  2011        0.61         0.75 - 1.90        (8.67) - (7.45)
                                         2010        0.03         0.75 - 1.90          29.60 - 31.28
                                         2009          --         0.75 - 1.90          54.31 - 56.49
                                         2008        1.43         0.75 - 1.90      (47.75) - (47.14)

  MIST PIMCO Inflation Protected         2012        3.02         0.75 - 2.35            6.58 - 8.31
     Bond Sub-Account                    2011        1.61         0.75 - 2.35           8.56 - 10.31
                                         2010        2.31         0.75 - 2.35            5.26 - 6.96
                                         2009        3.36         0.75 - 2.35           9.41 - 16.53
                                         2008        3.71         1.30 - 2.35        (9.05) - (8.12)

  MIST PIMCO Total Return                2012        3.17         0.75 - 2.35            6.72 - 8.63
     Sub-Account                         2011        2.67         0.75 - 2.35            0.78 - 2.55
                                         2010        3.54         0.75 - 2.35            5.65 - 7.50
                                         2009        6.88         0.75 - 2.35          15.29 - 17.39
                                         2008        3.77         0.75 - 2.35        (1.82) - (0.21)

  MIST Pioneer Fund Sub-Account          2012        1.52         0.75 - 1.95            8.23 - 9.76
                                         2011        1.23         0.75 - 1.95        (6.70) - (5.26)
                                         2010        0.90         0.75 - 2.20          13.41 - 15.35
                                         2009        0.10         0.75 - 2.05          21.55 - 27.31
                                         2008        0.75         0.75 - 1.80      (34.06) - (33.33)

  MIST Pioneer Strategic Income          2012        4.74         0.75 - 2.20           9.02 - 10.79
     Sub-Account                         2011        4.46         0.75 - 2.20            1.22 - 2.86
                                         2010        4.43         0.75 - 2.15           4.78 - 11.34
                                         2009        4.86         0.75 - 1.90          30.59 - 32.09
                                         2008        6.24         0.75 - 1.90      (13.58) - (11.42)

  MIST Pyramis Government                2012        0.01         0.75 - 2.10            1.07 - 2.37
     Income Sub-Account
     (Commenced 1/3/2012)

  MIST RCM Technology                    2012          --         1.30 - 2.35           9.50 - 10.66
     Sub-Account                         2011          --         1.30 - 2.35      (12.00) - (11.06)
                                         2010          --         1.30 - 2.35          24.73 - 26.04
                                         2009          --         1.30 - 2.35          55.30 - 56.92
                                         2008       13.86         1.30 - 2.35      (45.71) - (45.10)

  MIST Schroders Global                  2012        1.42         0.75 - 2.00            5.25 - 6.14
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012        2.36         0.75 - 2.20          10.38 - 12.00
     ETF Sub-Account                     2011        1.68         0.75 - 2.20          (1.13) - 0.31
                                         2010        1.27         0.75 - 2.20           9.80 - 11.40
                                         2009        1.93         0.75 - 2.20          22.17 - 24.32
                                         2008        1.81         1.30 - 2.05      (26.85) - (26.05)

  MIST SSgA Growth ETF                   2012        1.95         0.75 - 2.20          12.52 - 14.17
     Sub-Account                         2011        1.58         0.75 - 2.05        (4.12) - (2.86)
                                         2010        1.51         0.75 - 2.05          11.84 - 13.30
                                         2009        1.73         0.75 - 1.95          26.60 - 28.99
                                         2008        1.49         1.30 - 1.90      (34.27) - (33.89)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                              ---------------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO            NET
                                                   UNITS          HIGHEST ($)       ASSETS ($)
                                              -------------   -----------------   ---------------
  MIST T. Rowe Price Large Cap          2012     10,675,620       16.64 - 62.93       586,755,456
     Value Sub-Account                  2011     12,522,601       14.19 - 53.66       590,684,856
                                        2010     14,134,367       14.87 - 56.24       702,128,967
                                        2009     15,593,590       12.78 - 48.34       669,088,087
                                        2008     17,054,222       10.86 - 41.08       622,711,660

  MIST T. Rowe Price Mid Cap            2012      6,292,266       10.34 - 12.08        70,400,134
     Growth Sub-Account                 2011      6,972,220        9.30 - 10.72        69,666,727
                                        2010      8,396,880        9.67 - 10.99        86,739,534
                                        2009      9,444,336         7.75 - 8.68        77,636,322
                                        2008      9,296,506         5.45 - 6.02        53,358,584

  MIST Third Avenue Small Cap           2012      2,744,669       16.91 - 20.89        49,647,860
     Value Sub-Account                  2011      3,218,372       14.67 - 17.92        50,131,398
                                        2010      3,834,160       16.49 - 19.90        66,822,076
                                        2009      3,942,016       14.06 - 16.80        58,216,200
                                        2008      4,169,845       11.38 - 13.43        49,514,631

  MIST Turner Mid Cap Growth            2012        678,272       12.74 - 13.95         9,150,297
     Sub-Account                        2011        749,654       12.30 - 13.33         9,703,933
                                        2010        843,568       13.61 - 14.60        12,006,155
                                        2009      1,004,871       10.96 - 11.63        11,434,181
                                        2008      1,062,658         7.62 - 8.01         8,353,014

  MIST Van Kampen Comstock              2012      8,705,476       10.86 - 12.28       104,439,830
     Sub-Account                        2011      9,579,280        9.39 - 10.45        98,062,309
                                        2010      9,660,454        9.76 - 10.68       101,320,183
                                        2009      9,148,538         8.70 - 9.37        84,373,555
                                        2008      7,709,294         7.03 - 7.46        56,710,624

  MSF Baillie Gifford International     2012        407,507        8.38 - 14.42         5,455,286
     Stock Sub-Account                  2011        430,001        7.11 - 12.18         4,882,027
                                        2010        457,537        9.00 - 15.39         6,585,095
                                        2009        483,148        8.51 - 14.52         6,592,339
                                        2008        458,361        7.07 - 12.02         5,203,943

  MSF Barclays Capital Aggregate        2012        192,855       14.98 - 17.02         3,109,297
     Bond Index Sub-Account             2011        175,717       14.79 - 16.65         2,752,709
     (Commenced 5/4/2009)               2010        133,054       14.11 - 15.74         1,975,112
                                        2009        100,819       13.65 - 15.09         1,430,073

  MSF BlackRock Bond Income             2012      1,413,863       50.63 - 70.96        93,742,723
     Sub-Account                        2011      1,437,066       48.10 - 66.65        89,516,238
                                        2010      1,330,597       46.11 - 63.17        78,335,454
                                        2009      1,093,871       43.49 - 58.89        59,758,262
                                        2008        712,480       40.59 - 54.34        35,026,887

  MSF BlackRock Legacy Large            2012      2,764,842        1.36 - 37.48         9,869,170
     Cap Growth Sub-Account             2011      3,186,827        1.20 - 33.02         9,935,283
     (Commenced 5/4/2009)               2010      3,626,675        1.34 - 36.53        10,802,846
                                        2009      4,337,851        1.14 - 30.72         9,259,728

                                                        FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------
                                              INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                 INCOME           LOWEST TO           LOWEST TO
                                                RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                              -------------  -----------------   -----------------
  MIST T. Rowe Price Large Cap          2012       1.56         0.75 - 2.35          15.22 - 17.27
     Value Sub-Account                  2011       0.75         0.75 - 2.35        (6.24) - (4.58)
                                        2010       1.14         0.75 - 2.35          14.30 - 16.33
                                        2009       2.37         0.75 - 2.35          15.64 - 17.67
                                        2008       1.71         0.75 - 2.35      (36.75) - (36.74)

  MIST T. Rowe Price Mid Cap            2012         --         0.85 - 2.35          11.03 - 12.72
     Growth Sub-Account                 2011         --         0.85 - 2.35        (3.93) - (2.48)
                                        2010         --         0.85 - 2.35          24.72 - 26.60
                                        2009         --         0.85 - 2.35          42.11 - 44.24
                                        2008       0.01         0.85 - 2.35      (41.08) - (40.28)

  MIST Third Avenue Small Cap           2012         --         1.30 - 2.35          15.23 - 16.62
     Value Sub-Account                  2011       1.12         1.30 - 2.35       (11.09) - (9.96)
                                        2010       1.22         1.30 - 2.35          17.11 - 18.47
                                        2009       1.17         1.30 - 2.35          23.51 - 25.05
                                        2008       0.77         1.30 - 2.35      (31.36) - (30.67)

  MIST Turner Mid Cap Growth            2012         --         1.30 - 2.35            3.54 - 4.64
     Sub-Account                        2011         --         1.30 - 2.35        (9.61) - (8.65)
                                        2010         --         1.30 - 2.35          24.21 - 25.51
                                        2009         --         1.30 - 2.35          43.76 - 45.27
                                        2008         --         1.30 - 2.35      (49.50) - (48.95)

  MIST Van Kampen Comstock              2012       1.29         0.75 - 2.35          15.67 - 17.54
     Sub-Account                        2011       1.12         0.75 - 2.35        (3.76) - (2.22)
                                        2010       1.50         0.75 - 2.35          12.19 - 14.00
                                        2009       2.32         0.75 - 2.35          23.63 - 25.61
                                        2008       1.74         0.75 - 2.35      (37.46) - (36.40)

  MSF Baillie Gifford International     2012       1.11         0.85 - 1.90          17.11 - 18.35
     Stock Sub-Account                  2011       1.58         0.85 - 1.90      (21.63) - (20.81)
                                        2010       1.39         0.85 - 1.90            4.85 - 5.96
                                        2009       0.39         0.85 - 1.90          19.59 - 20.86
                                        2008       2.82         0.85 - 1.90      (44.89) - (44.68)

  MSF Barclays Capital Aggregate        2012       3.51         1.30 - 2.20            1.32 - 2.24
     Bond Index Sub-Account             2011       3.07         1.30 - 2.20            4.83 - 5.77
     (Commenced 5/4/2009)               2010       3.58         1.30 - 2.20            3.35 - 4.29
                                        2009         --         1.30 - 2.20            2.24 - 2.86

  MSF BlackRock Bond Income             2012       2.52         0.75 - 1.90            5.25 - 6.48
     Sub-Account                        2011       3.71         0.75 - 1.90            4.31 - 5.51
                                        2010       3.57         0.75 - 1.90            6.04 - 7.26
                                        2009       6.04         0.75 - 1.90            7.13 - 8.37
                                        2008       4.80         0.75 - 1.90        (5.49) - (4.38)

  MSF BlackRock Legacy Large            2012       0.32         0.75 - 1.90          12.21 - 13.51
     Cap Growth Sub-Account             2011       0.19         0.75 - 1.80       (10.57) - (9.63)
     (Commenced 5/4/2009)               2010       0.23         0.75 - 1.80          17.68 - 18.93
                                        2009         --         0.75 - 1.80          29.20 - 30.09

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF BlackRock Money Market             2012     11,671,729        9.33 - 11.11        118,277,869
     Sub-Account                         2011     12,722,462        9.55 - 11.20        130,635,278
                                         2010     12,146,399        9.77 - 11.28        126,563,583
                                         2009     16,896,220        9.99 - 11.37        178,892,462
                                         2008     22,607,243       10.19 - 11.42        242,294,762

  MSF Davis Venture Value                2012     12,607,989       12.26 - 39.59        199,635,905
     Sub-Account                         2011     14,326,344       11.12 - 35.39        203,251,430
                                         2010     16,224,420       11.87 - 37.21        239,139,043
                                         2009     17,270,503       10.86 - 33.53        226,832,922
                                         2008     17,609,616        8.43 - 25.63        172,632,119

  MSF Jennison Growth                    2012     11,335,513        5.81 - 16.72        123,848,829
     Sub-Account                         2011      4,345,644        5.10 - 14.60         49,789,424
                                         2010      4,903,257        5.16 - 14.69         56,877,740
                                         2009      5,323,714        4.70 - 13.31         56,317,673
                                         2008      5,593,496         3.41 - 9.62         42,901,376

  MSF Loomis Sayles Small Cap            2012      1,207,677       11.19 - 12.80         14,713,432
     Growth Sub-Account                  2011      1,364,085       10.29 - 11.63         15,165,191
                                         2010      1,509,481       10.21 - 11.41         16,497,569
                                         2009      1,686,737         7.92 - 8.75         14,181,458
                                         2008      1,480,050         6.22 - 6.80          9,662,816

  MSF Met/Artisan Mid Cap                2012      2,399,851       14.54 - 16.18         37,104,282
     Value Sub-Account                   2011      2,732,053       13.33 - 14.69         38,493,096
                                         2010      3,104,102       12.80 - 13.98         41,776,284
                                         2009      3,600,989       11.41 - 12.34         42,984,311
                                         2008      3,947,813         8.27 - 8.85         33,953,721

  MSF Met/Dimensional                    2012        132,829       16.05 - 17.01          2,209,316
     International Small Company         2011        165,015       13.88 - 14.54          2,355,244
     Sub-Account                         2010        128,511       16.95 - 17.49          2,210,341
     (Commenced 11/10/2008)              2009         83,514       14.14 - 14.37          1,187,763
                                         2008          3,592       10.13 - 10.14             36,397

  MSF MetLife Mid Cap Stock              2012        157,701       17.30 - 19.36          2,885,826
     Index Sub-Account                   2011        128,329       15.08 - 16.72          2,022,706
     (Commenced 5/4/2009)                2010         59,087       15.77 - 17.33            972,206
                                         2009         39,029       12.80 - 13.94            521,712

  MSF MetLife Stock Index                2012      2,675,025       10.35 - 13.74         35,257,651
     Sub-Account                         2011      2,855,765        9.06 - 12.06         33,187,748
                                         2010      2,900,545        9.03 - 12.02         33,773,010
                                         2009      3,098,322        7.97 - 10.64         32,030,625
                                         2008      3,163,371         6.40 - 8.56         26,361,067

  MSF MFS Total Return                   2012      2,882,861       13.54 - 58.06        101,343,003
     Sub-Account                         2011      3,108,333       12.38 - 52.56         97,826,866
                                         2010      3,364,172       12.34 - 51.83        100,678,402
                                         2009      3,547,041       11.44 - 47.56         91,620,811
                                         2008      3,343,530        9.85 - 40.51         67,457,508

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF BlackRock Money Market             2012          --         0.75 - 2.35        (2.34) - (0.75)
     Sub-Account                         2011          --         0.75 - 2.35        (2.32) - (0.74)
                                         2010          --         0.75 - 2.35        (2.32) - (0.75)
                                         2009        0.29         0.75 - 2.35        (2.07) - (0.43)
                                         2008        2.49         0.75 - 2.35            0.30 - 1.78

  MSF Davis Venture Value                2012        0.71         0.75 - 2.35          10.07 - 11.86
     Sub-Account                         2011        1.03         0.75 - 2.35        (6.40) - (4.89)
                                         2010        0.90         0.75 - 2.35           9.22 - 10.98
                                         2009        1.38         0.75 - 2.35          28.77 - 30.84
                                         2008        1.20         0.75 - 2.35      (40.76) - (39.91)

  MSF Jennison Growth                    2012        0.01         0.75 - 2.35         (3.90) - 14.69
     Sub-Account                         2011        0.06         0.75 - 2.35        (2.11) - (0.53)
                                         2010        0.41         0.75 - 2.35           8.74 - 10.49
                                         2009          --         0.75 - 2.35          36.32 - 38.52
                                         2008        2.21         0.75 - 2.35      (37.43) - (37.04)

  MSF Loomis Sayles Small Cap            2012          --         0.75 - 1.90           8.80 - 10.06
     Growth Sub-Account                  2011          --         0.75 - 1.90            0.82 - 1.98
                                         2010          --         0.75 - 1.90          28.88 - 30.36
                                         2009          --         0.75 - 1.90          27.23 - 28.71
                                         2008          --         0.75 - 1.90      (42.46) - (41.73)

  MSF Met/Artisan Mid Cap                2012        0.79         1.30 - 2.35           8.98 - 10.13
     Value Sub-Account                   2011        0.78         1.30 - 2.35            4.02 - 5.11
                                         2010        0.59         1.30 - 2.35          12.09 - 13.28
                                         2009        0.83         1.30 - 2.35          37.92 - 39.37
                                         2008        0.04         1.30 - 2.35      (47.29) - (46.85)

  MSF Met/Dimensional                    2012        2.31         0.75 - 2.15          15.38 - 17.02
     International Small Company         2011        2.33         0.75 - 2.15      (18.07) - (16.88)
     Sub-Account                         2010        1.32         0.75 - 2.20          19.74 - 21.67
     (Commenced 11/10/2008)              2009          --         0.75 - 2.15          39.51 - 40.87
                                         2008          --         1.30 - 1.80            0.43 - 0.50

  MSF MetLife Mid Cap Stock              2012        0.70         1.30 - 2.20          14.70 - 15.74
     Index Sub-Account                   2011        0.64         1.30 - 2.20        (4.36) - (3.50)
     (Commenced 5/4/2009)                2010        0.67         1.30 - 2.20          23.19 - 24.29
                                         2009          --         1.30 - 2.20          28.37 - 29.16

  MSF MetLife Stock Index                2012        1.58         1.30 - 2.20          12.90 - 14.14
     Sub-Account                         2011        1.49         1.30 - 2.20          (0.58) - 0.44
                                         2010        1.59         1.30 - 2.20          12.01 - 13.27
                                         2009        2.43         1.30 - 2.20          23.18 - 24.54
                                         2008        1.69         1.30 - 2.25      (38.06) - (37.92)

  MSF MFS Total Return                   2012        2.67         0.75 - 1.90           9.20 - 10.47
     Sub-Account                         2011        2.55         0.75 - 1.90            0.24 - 1.40
                                         2010        2.81         0.75 - 1.90            7.73 - 8.98
                                         2009        3.89         0.75 - 1.90          16.08 - 17.42
                                         2008        3.39         0.75 - 1.90      (23.70) - (22.93)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  MSF MFS Value Sub-Account              2012      2,908,311       15.39 - 18.17         51,556,774
     (Commenced 4/28/2008)               2011      2,696,793       13.48 - 15.74         41,535,628
                                         2010      1,862,563       13.65 - 15.76         28,735,680
                                         2009        962,018       12.52 - 14.28         13,534,623
                                         2008        194,021       10.69 - 11.93          2,284,892

  MSF MSCI EAFE Index                    2012        115,412       11.38 - 12.84          1,428,217
     Sub-Account                         2011         69,134        9.86 - 11.03            732,359
     (Commenced 5/4/2009)                2010         52,435       11.54 - 12.79            639,986
                                         2009         40,712       10.94 - 12.03            467,108

  MSF Neuberger Berman                   2012         86,174       17.28 - 18.63          1,568,334
     Genesis Sub-Account                 2011         96,711       16.05 - 17.19          1,630,216
                                         2010        118,405       15.50 - 16.51          1,918,839
                                         2009        122,821       13.02 - 13.78          1,665,321
                                         2008        143,291       11.76 - 12.38          1,744,619

  MSF Oppenheimer Global                 2012      1,019,300       18.63 - 22.35         21,942,397
     Equity Sub-Account                  2011      1,147,037       15.67 - 18.58         20,591,996
                                         2010      1,132,139       17.43 - 20.44         22,327,452
                                         2009      1,009,176       15.33 - 17.77         17,331,575
                                         2008        955,438       11.17 - 12.80         11,822,022

  MSF Russell 2000 Index                 2012        120,336       16.92 - 19.22          2,196,528
     Sub-Account                         2011         93,349       14.92 - 16.80          1,492,191
     (Commenced 5/4/2009)                2010         53,368       16.04 - 17.79            896,513
                                         2009         35,011       12.95 - 13.77            470,933

  MSF T. Rowe Price Large Cap            2012      2,780,202       14.98 - 17.92         44,701,193
     Growth Sub-Account                  2011      3,161,388       12.87 - 15.19         43,429,966
                                         2010      3,645,167       12.97 - 15.50         51,472,039
                                         2009      4,174,670       11.60 - 13.35         51,232,142
                                         2008      4,614,190         8.27 - 9.39         40,130,482

  MSF T. Rowe Price Small Cap            2012        487,872       19.15 - 23.38         10,185,329
     Growth Sub-Account                  2011        554,041       16.84 - 20.29         10,132,259
                                         2010        606,868       16.92 - 20.11         11,089,062
                                         2009        642,589       12.81 - 15.04          8,843,239
                                         2008        702,633        9.41 - 10.91          7,075,202

  MSF Van Eck Global Natural             2012        313,419       15.12 - 16.07          4,971,114
     Resources Sub-Account               2011        286,505       15.07 - 15.78          4,471,552
     (Commenced 5/4/2009)                2010        117,778       18.63 - 19.08          2,219,740
                                         2009         26,708       14.71 - 14.80            394,811

  MSF Western Asset                      2012        349,579       26.66 - 30.47         10,149,053
     Management Strategic Bond           2011        469,062       24.42 - 27.72         12,444,974
     Opportunities Sub-Account           2010        224,535       23.90 - 26.48          5,716,276
                                         2009        257,500       21.64 - 23.82          5,903,288
                                         2008        264,015       16.47 - 18.27          4,656,112

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF MFS Value Sub-Account              2012       1.68          0.75 - 1.90          14.12 - 15.45
     (Commenced 4/28/2008)               2011       1.23          0.75 - 1.90        (1.25) - (0.11)
                                         2010       1.03          0.75 - 1.90           4.35 - 10.35
                                         2009         --          0.75 - 1.90          18.31 - 19.68
                                         2008         --          0.75 - 1.80      (30.45) - (29.95)

  MSF MSCI EAFE Index                    2012       2.39          1.30 - 2.15          15.42 - 16.41
     Sub-Account                         2011       2.54          1.30 - 2.15      (14.50) - (13.78)
     (Commenced 5/4/2009)                2010       2.29          1.30 - 2.15            5.47 - 6.38
                                         2009         --          1.30 - 2.15          34.49 - 35.25

  MSF Neuberger Berman                   2012       0.13          1.30 - 1.90            7.68 - 8.33
     Genesis Sub-Account                 2011       0.59          1.30 - 1.90            3.53 - 4.15
                                         2010       0.31          1.30 - 1.90          19.06 - 19.78
                                         2009       0.81          1.30 - 1.90          10.71 - 11.37
                                         2008       0.22          1.30 - 1.90      (39.72) - (39.34)

  MSF Oppenheimer Global                 2012       1.40          0.75 - 1.90          18.88 - 20.27
     Equity Sub-Account                  2011       1.75          0.75 - 1.90       (10.12) - (9.09)
                                         2010       1.31          0.75 - 1.90          13.75 - 15.06
                                         2009       2.19          0.75 - 1.90          37.17 - 38.75
                                         2008       1.87          0.75 - 1.90      (41.70) - (41.01)

  MSF Russell 2000 Index                 2012       0.86          1.30 - 2.20          13.41 - 14.44
     Sub-Account                         2011       0.91          1.30 - 2.20        (6.40) - (5.56)
     (Commenced 5/4/2009)                2010       0.55          1.30 - 2.15          23.85 - 24.91
                                         2009         --          1.60 - 2.15          25.90 - 26.37

  MSF T. Rowe Price Large Cap            2012       0.02          0.85 - 1.90          16.43 - 17.96
     Growth Sub-Account                  2011       0.02          0.85 - 1.90        (3.19) - (1.95)
                                         2010       0.11          0.85 - 1.90          14.55 - 16.06
                                         2009       0.39          0.85 - 1.90          40.34 - 42.23
                                         2008       0.35          0.85 - 1.90      (43.08) - (42.36)

  MSF T. Rowe Price Small Cap            2012         --          0.85 - 1.90          13.72 - 15.19
     Growth Sub-Account                  2011         --          0.85 - 1.90          (0.46) - 0.91
                                         2010         --          0.85 - 1.90          32.14 - 33.76
                                         2009       0.18          0.85 - 1.90          36.02 - 37.79
                                         2008         --          0.85 - 1.90      (37.56) - (36.75)

  MSF Van Eck Global Natural             2012         --          0.75 - 2.20            0.33 - 1.81
     Resources Sub-Account               2011       1.07          0.75 - 2.20      (18.49) - (17.29)
     (Commenced 5/4/2009)                2010       0.27          0.75 - 1.85          17.26 - 27.36
                                         2009         --          1.30 - 1.85          35.32 - 35.82

  MSF Western Asset                      2012       3.42          1.30 - 1.90            9.19 - 9.94
     Management Strategic Bond           2011       4.33          1.30 - 1.90            3.85 - 4.67
     Opportunities Sub-Account           2010       5.97          1.30 - 1.80          10.45 - 11.16
                                         2009       6.65          1.30 - 1.80          29.54 - 30.39
                                         2008       4.14          1.30 - 1.90      (16.82) - (16.19)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             -------------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO            NET
                                                 UNITS         HIGHEST ($)       ASSETS ($)
                                             ------------   ----------------   ---------------
  MSF Western Asset                    2012       690,001      15.85 - 18.66        12,033,680
     Management U.S. Government        2011       773,166      15.72 - 18.35        13,347,083
     Sub-Account                       2010       770,956      15.27 - 17.66        12,855,065
                                       2009       808,057      14.80 - 16.96        12,961,674
                                       2008       539,471      14.53 - 16.51         8,423,627

  PIMCO VIT High Yield                 2012       431,112      18.22 - 19.90         8,310,003
     Sub-Account                       2011       440,506      16.25 - 17.64         7,552,704
                                       2010       775,054      16.03 - 17.30        13,052,532
                                       2009       785,381      14.27 - 15.31        11,727,258
                                       2008       544,206      10.37 - 11.06         5,876,021

  PIMCO VIT Low Duration               2012       761,796      14.56 - 15.82        11,694,147
     Sub-Account                       2011       803,010      14.02 - 15.14        11,835,685
                                       2010       881,366      14.13 - 15.17        13,029,268
                                       2009       866,665      13.68 - 14.60        12,366,617
                                       2008       758,728      12.30 - 13.05         9,699,931

  Putnam VT Equity Income              2012     1,285,126      17.56 - 19.63        24,604,839
     Sub-Account                       2011     1,542,735      15.00 - 16.57        25,013,816
                                       2010     1,782,492      15.00 - 16.38        28,653,373
                                       2009     2,012,929      13.58 - 14.66        29,027,593
                                       2008     2,461,774      10.86 - 11.59        28,131,216

  Putnam VT Multi-Cap Growth           2012       152,212      13.33 - 17.16         2,195,814
     Sub-Account                       2011       176,234      11.62 - 14.89         2,195,254
     (Commenced 9/27/2010)             2010       187,842      12.47 - 15.89         2,493,260

  Russell Aggressive Equity            2012       104,956      14.95 - 14.99         1,569,025
     Sub-Account                       2011       142,278      13.09 - 13.12         1,862,216
                                       2010       184,010      13.85 - 13.89         2,549,525
                                       2009       224,440      11.25 - 11.28         2,525,303
                                       2008       252,148        8.68 - 8.71         2,189,608

  Russell Core Bond Sub-Account        2012       447,192      19.55 - 19.63         8,745,140
                                       2011       550,331      18.30 - 18.37        10,072,015
                                       2010       649,949      17.72 - 17.79        11,522,547
                                       2009       741,772      16.34 - 16.40        12,121,192
                                       2008       857,970      14.30 - 14.36        12,276,054

  Russell Global Real Estate           2012        37,475      31.68 - 31.71         1,187,295
     Securities Sub-Account            2011        41,404      25.19 - 25.21         1,042,972
                                       2010        48,366      27.48 - 27.51         1,329,209
                                       2009        62,444      22.67 - 22.69         1,415,749
                                       2008        71,152      17.83 - 17.85         1,268,735

  Russell Multi-Style Equity           2012       604,659      13.83 - 13.88         8,363,015
     Sub-Account                       2011       727,966      12.12 - 12.17         8,826,736
                                       2010       915,101      12.49 - 12.53        11,428,855
                                       2009     1,105,777      10.87 - 10.91        12,025,654
                                       2008     1,237,353        8.39 - 8.42        10,385,186

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MSF Western Asset                    2012       1.91        1.30 - 2.20           0.79 - 1.71
     Management U.S. Government        2011       1.22        1.30 - 2.20           2.98 - 3.91
     Sub-Account                       2010       2.42        1.30 - 2.20           3.20 - 4.13
                                       2009       4.31        1.30 - 2.20           1.82 - 2.73
                                       2008       3.14        1.30 - 2.20       (3.33) - (1.78)

  PIMCO VIT High Yield                 2012       5.78        1.30 - 1.90         12.14 - 12.81
     Sub-Account                       2011       6.66        1.30 - 1.90           1.40 - 2.01
                                       2010       7.26        1.30 - 1.90         12.31 - 12.99
                                       2009       8.66        1.30 - 1.90         37.63 - 38.45
                                       2008       7.80        1.30 - 1.90     (24.96) - (24.45)

  PIMCO VIT Low Duration               2012       1.91        1.30 - 1.90           3.85 - 4.48
     Sub-Account                       2011       1.67        1.30 - 1.90       (0.79) - (0.20)
                                       2010       1.62        1.30 - 1.90           3.31 - 3.93
                                       2009       3.54        1.30 - 1.90         11.19 - 11.85
                                       2008       4.09        1.30 - 1.90       (2.30) - (1.73)

  Putnam VT Equity Income              2012       2.31        0.75 - 1.90         17.05 - 18.41
     Sub-Account                       2011       1.83        0.75 - 1.90           0.01 - 1.16
                                       2010       1.96        0.75 - 1.90         10.49 - 11.77
                                       2009       1.12        0.75 - 1.90         25.06 - 26.49
                                       2008       1.97        0.75 - 1.90     (32.42) - (31.66)

  Putnam VT Multi-Cap Growth           2012       0.45        1.30 - 1.90         14.55 - 15.45
     Sub-Account                       2011       0.38        1.30 - 1.90       (6.87) - (6.20)
     (Commenced 9/27/2010)             2010         --        1.30 - 1.90         15.42 - 15.69

  Russell Aggressive Equity            2012       1.04               1.40                 14.22
     Sub-Account                       2011       0.49               1.40                (5.53)
                                       2010       0.46               1.40         23.14 - 23.15
                                       2009       0.53               1.40         29.56 - 29.58
                                       2008       0.83               1.40     (43.75) - (43.70)

  Russell Core Bond Sub-Account        2012       2.32               1.40                  6.86
                                       2011       3.15               1.40                  3.23
                                       2010       3.81               1.40           8.49 - 8.50
                                       2009       4.69               1.40         14.20 - 14.27
                                       2008       3.93               1.40       (4.92) - (4.90)

  Russell Global Real Estate           2012       4.97               1.40                 25.77
     Securities Sub-Account            2011       2.29               1.40                (8.34)
                                       2010       2.17               1.40         21.21 - 21.22
                                       2009       4.69               1.40                 27.15
                                       2008       1.91               1.40     (37.64) - (37.57)

  Russell Multi-Style Equity           2012       1.14               1.40                 14.07
     Sub-Account                       2011       0.99               1.40                (2.92)
                                       2010       0.92               1.40         14.83 - 14.85
                                       2009       1.37               1.40         29.57 - 29.58
                                       2008       1.44               1.40               (41.41)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                              AS OF DECEMBER 31
                                              --------------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO             NET
                                                   UNITS         HIGHEST ($)        ASSETS ($)
                                              -------------   ----------------   ---------------
  Russell Non-U.S. Sub-Account          2012        253,272      14.88 - 14.94         3,770,152
                                        2011        291,607      12.60 - 12.64         3,674,337
                                        2010        356,011      14.66 - 14.72         5,221,620
                                        2009        428,978      13.35 - 13.40         5,726,361
                                        2008        476,105      10.70 - 10.74         5,095,400

                                                        FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME          LOWEST TO           LOWEST TO
                                                 RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                              --------------  ----------------   -----------------
  Russell Non-U.S. Sub-Account          2012        1.77                1.40                 18.14
                                        2011        1.71                1.40               (14.09)
                                        2010        0.98                1.40                  9.88
                                        2009        2.86                1.40         24.73 - 24.77
                                        2008          --                1.40     (43.21) - (43.20)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

MetLife Investors Insurance Company

Financial Statements
As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2012 and 2011, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis-of-Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 15, 2013

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                       2012       2011
                                                                                    ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,178 and $2,132, respectively).......................................... $    2,320 $    2,210
 Equity securities available-for-sale, at estimated fair value (cost: $48 and $40,
   respectively)...................................................................         45         35
 Mortgage loans (net of valuation allowances of $2 and $2, respectively)...........        284        226
 Policy loans......................................................................         27         26
 Other limited partnership interests...............................................         23          8
 Short-term investments, at estimated fair value...................................        139         69
 Other invested assets.............................................................         93         91
                                                                                    ---------- ----------
   Total investments...............................................................      2,931      2,665
Cash and cash equivalents..........................................................         27         44
Accrued investment income..........................................................         28         26
Premiums, reinsurance and other receivables........................................      2,485      2,314
Deferred policy acquisition costs and value of business acquired...................        148        286
Current income tax recoverable.....................................................          9         --
Other assets.......................................................................        115        120
Separate account assets............................................................     11,072     10,337
                                                                                    ---------- ----------
   Total assets.................................................................... $   16,815 $   15,792
                                                                                    ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $      482 $      396
Policyholder account balances......................................................      3,077      3,125
Other policy-related balances......................................................        102        103
Payables for collateral under securities loaned and other transactions.............        238        325
Current income tax payable.........................................................         --          9
Deferred income tax liability......................................................        326        218
Other liabilities..................................................................         78         61
Separate account liabilities.......................................................     11,072     10,337
                                                                                    ---------- ----------
   Total liabilities...............................................................     15,375     14,574
                                                                                    ---------- ----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $2 per share; 5,000,000 shares authorized; 2,899,446
  shares issued and outstanding....................................................          6          6
Additional paid-in capital.........................................................        636        636
Retained earnings..................................................................        722        541
Accumulated other comprehensive income (loss)......................................         76         35
                                                                                    ---------- ----------
   Total stockholder's equity......................................................      1,440      1,218
                                                                                    ---------- ----------
   Total liabilities and stockholder's equity...................................... $   16,815 $   15,792
                                                                                    ========== ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                     2012      2011      2010
                                                                  ---------  --------  --------
Revenues
Premiums......................................................... $      11  $      7  $      5
Universal life and investment-type product policy fees...........       198       204       184
Net investment income............................................       113       114       101
Other revenues...................................................        93       104       100
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..        (2)       --        (5)
  Other net investment gains (losses)............................        (2)       (5)       (4)
                                                                  ---------  --------  --------
   Total net investment gains (losses)...........................        (4)       (5)       (9)
  Net derivative gains (losses)..................................       329       326       102
                                                                  ---------  --------  --------
   Total revenues................................................       740       750       483
                                                                  ---------  --------  --------
Expenses
Policyholder benefits and claims.................................       100        59        39
Interest credited to policyholder account balances...............       118       127       127
Other expenses...................................................       229       259       199
                                                                  ---------  --------  --------
   Total expenses................................................       447       445       365
                                                                  ---------  --------  --------
Income (loss) before provision for income tax....................       293       305       118
Provision for income tax expense (benefit).......................        94        90        27
                                                                  ---------  --------  --------
Net income (loss)................................................ $     199  $    215  $     91
                                                                  =========  ========  ========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                    2012        2011        2010
                                                                 ----------  ----------  ---------
Net income (loss)............................................... $      199  $      215  $      91
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..         64          23         97
  Unrealized gains (losses) on derivatives......................         (1)         --         --
                                                                 ----------  ----------  ---------
  Other comprehensive income (loss), before income tax..........         63          23         97
  Income tax (expense) benefit related to items of other
   comprehensive income (loss)..................................        (22)         (8)       (34)
                                                                 ----------  ----------  ---------
  Other comprehensive income (loss), net of income tax..........         41          15         63
                                                                 ----------  ----------  ---------
Comprehensive income (loss)..................................... $      240  $      230  $     154
                                                                 ==========  ==========  =========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                           Accumulated Other
                                                                      Comprehensive Income (Loss)
                                                                      ---------------------------
                                                                           Net
                                                 Additional             Unrealized    Other-Than-      Total
                                         Common   Paid-in   Retained    Investment     Temporary   Stockholder's
                                         Stock    Capital   Earnings  Gains (Losses)  Impairments     Equity
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2009........... $      6   $    636   $  264      $      (35)   $      (8)    $      863
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)..........................                          (29)                          --            (29)
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at January 1, 2010.............        6        636      235             (35)          (8)           834
Net income (loss)......................                           91                                          91
Other comprehensive income (loss), net
 of income tax.........................                                           59            4             63
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2010...........        6        636      326              24           (4)           988
Net income (loss)......................                          215                                         215
Other comprehensive income (loss), net
 of income tax.........................                                           16           (1)            15
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2011...........        6        636      541              40           (5)         1,218
Dividend on common stock...............                          (18)                                        (18)
Net income (loss)......................                          199                                         199
Other comprehensive income (loss), net
 of income tax.........................                                           39            2             41
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2012........... $      6   $    636   $  722      $       79    $      (3)    $    1,440
                                        ======== ========== ========  ==============  ===========  =============

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                            2012         2011         2010
                                                                                          --------     --------     -------
Cash flows from operating activities
Net income (loss)........................................................................ $    199     $    215     $    91
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses..................................................        2            2           2
 Amortization of premiums and accretion of discounts associated with investments, net....       (3)          (5)         (5)
 (Gains) losses on investments and derivatives, net......................................     (321)        (329)       (114)
 (Income) loss from equity method investments, net of dividends or distributions.........       (1)          --          --
 Interest credited to policyholder account balances......................................      118          127         127
 Universal life and investment-type product policy fees..................................     (198)        (204)       (184)
 Change in accrued investment income.....................................................        1           (4)         (4)
 Change in premiums, reinsurance and other receivables...................................       74           (6)         (5)
 Change in deferred policy acquisition costs and value of business acquired, net.........      130          139          81
 Change in income tax....................................................................       68           91         (16)
 Change in other assets..................................................................      193          200         169
 Change in insurance-related liabilities and policy-related balances.....................       94           34          11
 Change in other liabilities.............................................................      (12)          14           5
                                                                                          --------     --------     -------
Net cash provided by operating activities................................................      344          274         158
                                                                                          --------     --------     -------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities..............................................................      909          696         548
  Equity securities......................................................................        6            5           1
  Mortgage loans.........................................................................       13            3           4
  Other limited partnership interests....................................................        1            4          --
Purchases of:
  Fixed maturity securities..............................................................     (958)        (840)       (695)
  Equity securities......................................................................      (13)         (13)        (10)
  Mortgage loans.........................................................................      (72)         (98)        (34)
  Other limited partnership interests....................................................      (15)          (2)         (8)
Cash received in connection with freestanding derivatives................................        5            1          32
Cash paid in connection with freestanding derivatives....................................       (1)          --         (25)
Issuances of loans to affiliates.........................................................       --          (45)         --
Net change in policy loans...............................................................       (1)           1           1
Net change in short-term investments.....................................................      (70)         (12)         73
Net change in other invested assets......................................................       --           --          14
                                                                                          --------     --------     -------
Net cash used in investing activities....................................................     (196)        (300)        (99)
                                                                                          --------     --------     -------
Cash flows from financing activities
Policyholder account balances:
  Deposits...............................................................................    1,077          725         491
  Withdrawals............................................................................   (1,155)        (732)       (654)
Net change in payables for collateral under securities loaned and other transactions.....      (87)          46          26
Dividend on common stock.................................................................      (18)          --          --
Other, net...............................................................................       18           --          --
                                                                                          --------     --------     -------
Net cash (used in) provided by financing activities......................................     (165)          39        (137)
                                                                                          --------     --------     -------
Change in cash and cash equivalents......................................................      (17)          13         (78)
Cash and cash equivalents, beginning of year.............................................       44           31         109
                                                                                          --------     --------     -------
Cash and cash equivalents, end of year................................................... $     27     $     44     $    31
                                                                                          ========     ========     =======
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
  Income tax............................................................................. $     27     $     (1)    $    42
                                                                                          ========     ========     =======

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets and administers traditional life, universal life, variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Reclassifications

  Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11
--------------------------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

  Other policy-related balances include policy and contract claims and unearned revenue liabilities.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------
Products:                                         In proportion to the following over estimated lives
                                                  of the contracts:
------------------------------------------------------------------------------------------------------
..  Fixed and variable universal life contracts    Actual and expected future gross profits.
..  Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------

  See Note 3 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

   Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

   Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

   Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

   Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

   Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

    Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
   . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Securities Lending Program

    Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

  Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

  The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the reporting unit.

  The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

  During the 2012 impairment test of goodwill, the analysis indicated that the fair value of the reporting unit was below its carrying value. As a result, the Company performed additional analysis to measure the amount of goodwill impairment, if any. It was determined that the carrying amount of the reporting unit's goodwill was less than its implied fair value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2012. Goodwill was $33 million at both December 31, 2012 and 2011.

 Income Tax

  The Company joins the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $14 million and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

$13 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $6 million and $4 million at December 31, 2012 and 2011, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2012, 2011 and 2010.

  Other Revenues

  Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

 Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported balance sheets:

                                                                        As Previously Reported    Adjustment
                                                                        ---------------------- -----------------
                                                                          December 31, 2011    December 31, 2011
                                                                        ---------------------- -----------------
                                                                                               (In millions)
Assets
 Deferred policy acquisition costs and value of business acquired (1)..      $             314    $          (28)
Liabilities
 Deferred income tax liability.........................................      $             228    $          (10)
Equity
 Retained earnings.....................................................      $             561    $          (20)
 Accumulated other comprehensive income (loss).........................      $              33    $            2
 Total stockholder's equity............................................      $           1,236    $          (18)

                                                                           As Adjusted
                                                                        -----------------
                                                                        December 31, 2011
                                                                        -----------------

Assets
 Deferred policy acquisition costs and value of business acquired (1)..    $          286
Liabilities
 Deferred income tax liability.........................................    $          218
Equity
 Retained earnings.....................................................    $          541
 Accumulated other comprehensive income (loss).........................    $           35
 Total stockholder's equity............................................    $        1,218

--------

(1)Value of business acquired was not impacted by the adoption of this guidance.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported statements of operations:

                                                 As Previously Reported         Adjustment              As Adjusted
                                                 ------------------------ -----------------------  ------------------------
                                                 Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                                 ------------------------ -----------------------  ------------------------
                                                    2011         2010        2011         2010        2011         2010
                                                 ----------   ----------  ----------   ---------   ----------   ----------
                                                                           (In millions)
Expenses
 Other expenses................................. $      270   $      202  $      (11)  $      (3)  $      259   $      199
 Income (loss) before provision for income tax.. $      294   $      115  $       11   $       3   $      305   $      118
 Provision for income tax expense (benefit)..... $       86   $       26  $        4   $       1   $       90   $       27
 Net income (loss).............................. $      208   $       89  $        7   $       2   $      215   $       91

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported statements of cash flows:

                                           As Previously Reported         Adjustment                As Adjusted
                                           ----------------------   -----------------------  ------------------------
                                           Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                           ----------------------   -----------------------  ------------------------
                                              2011         2010        2011         2010         2011         2010
                                           -----------  ----------  ----------   ---------   ------------ -----------
                                                                        (In millions)
Cash flows from operating activities
  Net income (loss)....................... $       208  $       89  $        7   $       2   $        215 $        91
  Change in deferred policy acquisition
   costs and value of business acquired,
   net.................................... $       150  $       84  $      (11)  $      (3)  $        139 $        81
  Change in income tax.................... $        87  $      (17) $        4   $       1   $         91 $       (16)

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Non-participating life       Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are 5%.
----------------------------------------------------------------------------------------------------------------
Traditional fixed annuities  Present value of expected future payments. Interest rate assumptions used in
after annuitization          establishing such liabilities range from 3% to 8%.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

Guarantee:                                 Measurement Assumptions:
-------------------------------------------------------------------------------

GMDBs  .  A return of purchase payment     .  Present value of expected death
          upon death even if the account      benefits in excess of the
          value is reduced to zero.           projected account balance
                                              recognizing the excess ratably
                                              over the accumulation period
                                              based on the present value of
                                              total expected assessments.

       .  An enhanced death benefit may    .  Assumptions are consistent with
          be available for an additional      those used for amortizing DAC,
          fee.                                and are thus subject to the same
                                              variability and risk.

                                           .  Investment performance and
                                              volatility assumptions are
                                              consistent with the historical
                                              experience of the appropriate
                                              underlying equity index, such as
                                              the Standard & Poor's Ratings
                                              Services ("S&P") 500 Index.

                                           .  Benefit assumptions are based on
                                              the average benefits payable
                                              over a range of scenarios.
-------------------------------------------------------------------------------

GMIBs  .  After a specified period of      .  Present value of expected income
          time determined at the time of      benefits in excess of the
          issuance of the variable            projected account balance at any
          annuity contract, a minimum         future date of annuitization and
          accumulation of purchase            recognizing the excess ratably
          payments, even if the account       over the accumulation period
          value is reduced to zero, that      based on present value of total
          can be annuitized to receive a      expected assessments.
          monthly income stream that is
          not less than a specified
          amount.

       .  Certain contracts also provide   .  Assumptions are consistent with
          for a guaranteed lump sum           those used for estimating GMDBs
          return of purchase premium in       liabilities.
          lieu of the annuitization
          benefit.

                                           .  Calculation incorporates an
                                              assumption for the percentage of
                                              the potential annuitizations
                                              that may be elected by the
                                              contractholder.
-------------------------------------------------------------------------------

GMWBs  .  A return of purchase payment     .  Expected value of the life
          via partial withdrawals, even       contingent payments and expected
          if the account value is reduced     assessments using assumptions
          to zero, provided that              consistent with those used for
          cumulative withdrawals in a         estimating the GMDBs liabilities.
          contract year do not exceed a
          certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                         Annuity Contracts
                                        --------------------
                                          GMDBs      GMIBs     Total
                                        ---------  --------- ---------
                                                 (In millions)
         Direct
         Balance at January 1, 2010.... $      28  $      70 $      98
         Incurred guaranteed benefits..        28         18        46
         Paid guaranteed benefits......       (24)        --       (24)
                                        ---------  --------- ---------
         Balance at December 31, 2010..        32         88       120
         Incurred guaranteed benefits..        17         31        48
         Paid guaranteed benefits......        (7)        --        (7)
                                        ---------  --------- ---------
         Balance at December 31, 2011..        42        119       161
         Incurred guaranteed benefits..        10         98       108
         Paid guaranteed benefits......        (9)        --        (9)
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      43  $     217 $     260
                                        =========  ========= =========

         Ceded
         Balance at January 1, 2010.... $      28  $      24 $      52
         Incurred guaranteed benefits..        28          6        34
         Paid guaranteed benefits......       (24)        --       (24)
                                        ---------  --------- ---------
         Balance at December 31, 2010..        32         30        62
         Incurred guaranteed benefits..        17         11        28
         Paid guaranteed benefits......        (7)        --        (7)
                                        ---------  --------- ---------
         Balance at December 31, 2011..        42         41        83
         Incurred guaranteed benefits..        10         34        44
         Paid guaranteed benefits......        (9)        --        (9)
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      43  $      75 $     118
                                        =========  ========= =========

         Net
         Balance at January 1, 2010.... $      --  $      46 $      46
         Incurred guaranteed benefits..        --         12        12
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2010..        --         58        58
         Incurred guaranteed benefits..        --         20        20
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2011..        --         78        78
         Incurred guaranteed benefits..        --         64        64
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      --  $     142 $     142
                                        =========  ========= =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $    6,507 $    5,965
                     Equity..........      3,622      3,461
                     Bond............        588        564
                     Specialty.......        194        174
                     Money Market....        118        131
                                      ---------- ----------
                      Total.......... $   11,029 $   10,295
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

  Variable Annuity Guarantees

   In the Event of Death

    Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                    December 31,
                                          -------------------------------------------------------------
                                                        2012                             2011
                                          ----------------------------     ----------------------------
                                              In the          At               In the          At
                                          Event of Death Annuitization     Event of Death Annuitization
                                          -------------- -------------     -------------- -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.............    $    12,309    $    7,963        $    11,575    $    7,341
Separate account value...................    $    11,797    $    7,715        $    11,011    $    7,066
Net amount at risk.......................    $       594    $      554 (2)    $     1,165    $      346 (2)
Average attained age of contractholders..       66 years      65 years           65 years      64 years

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $1.3 billion and $1.7 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB common stock, included in equity securities, were as follows at:

                                                               December 31,
                                                            -------------------
                                                              2012      2011
                                                            --------- ---------
                                                               (In millions)
FHLB of Des Moines......................................... $      28 $      20

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                        Liability            Collateral
                                    ----------------- ---------------------
                                                   December 31,
                                    ---------------------------------------
                                      2012     2011       2012         2011
                                    -------- -------- --------     --------
                                                   (In millions)
FHLB of Des Moines (1)............. $    405 $    220 $    604 (2) $    291 (2)

--------

(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $11.1 billion and $10.3 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                   Years Ended December 31,
                                                 ----------------------------
                                                   2012      2011      2010
                                                 --------  --------  --------
                                                         (In millions)
  DAC
  Balance at January 1,......................... $    220  $    352  $    403
  Capitalizations...............................       19        34        38
  Amortization related to:
    Net investment gains (losses)...............      (96)      (84)      (35)
    Other expenses..............................      (38)      (76)      (48)
                                                 --------  --------  --------
     Total amortization.........................     (134)     (160)      (83)
                                                 --------  --------  --------
  Unrealized investment gains (losses)..........       (8)       (6)       (6)
                                                 --------  --------  --------
  Balance at December 31,.......................       97       220       352
                                                 --------  --------  --------
  VOBA
  Balance at January 1,.........................       66        79       116
  Total amortization related to other expenses..      (14)      (12)      (36)
  Unrealized investment gains (losses)..........       (1)       (1)       (1)
                                                 --------  --------  --------
  Balance at December 31,.......................       51        66        79
                                                 --------  --------  --------
  Total DAC and VOBA
  Balance at December 31,....................... $    148  $    286  $    431
                                                 ========  ========  ========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                         -------------------------
                                           2012     2011     2010
                                         -------  -------  -------
                                               (In millions)
             Deferred Sales Inducements
             Balance at January 1,...... $    71  $    84  $    86
             Capitalization.............       1        3        5
             Amortization...............      (7)     (16)      (7)
                                         -------  -------  -------
             Balance at December 31,.... $    65  $    71  $    84
                                         =======  =======  =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                      VOBA
                                                                  -------------
                                                                  (In millions)
2013............................................................. $          12
2014............................................................. $          10
2015............................................................. $           9
2016............................................................. $           8
2017............................................................. $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The Company had $8 million and $10 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2012 and 2011, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2012 and 2011.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                ----------------------
                                                                 2012     2011    2010
                                                                ------   ------  ------
                                                                     (In millions)
Premiums:
Direct premiums................................................ $   12   $    8  $    6
Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                ------   ------  ------
  Net premiums................................................. $   11   $    7  $    5
                                                                ======   ======  ======
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees.. $  237   $  240  $  216
Reinsurance ceded..............................................    (39)     (36)    (32)
                                                                ------   ------  ------
  Net universal life and investment-type product policy fees... $  198   $  204  $  184
                                                                ======   ======  ======
Other revenues:
Direct other revenues.......................................... $   25   $   26  $   22
Reinsurance ceded..............................................     68       78      78
                                                                ------   ------  ------
  Net other revenues........................................... $   93   $  104  $  100
                                                                ======   ======  ======
Policyholder benefits and claims:
Direct policyholder benefits and claims........................ $  144   $   92  $   68
Reinsurance ceded..............................................    (44)     (33)    (29)
                                                                ------   ------  ------
  Net policyholder benefits and claims......................... $  100   $   59  $   39
                                                                ======   ======  ======

  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                      December 31,
                                                                   ---------------------------------------------------
                                                                             2012                      2011
                                                                   ------------------------- -------------------------
                                                                                     Total                     Total
                                                                                    Balance                   Balance
                                                                   Direct   Ceded    Sheet   Direct   Ceded    Sheet
                                                                   ------ --------  -------- ------ --------  --------
                                                                                      (In millions)
Assets:
Premiums, reinsurance and other receivables....................... $   26 $  2,459  $  2,485 $    9 $  2,305  $  2,314
Deferred policy acquisition costs and value of business acquired..    207      (59)      148    343      (57)      286
                                                                   ------ --------  -------- ------ --------  --------
 Total assets..................................................... $  233 $  2,400  $  2,633 $  352 $  2,248  $  2,600
                                                                   ====== ========  ======== ====== ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter Reassurance Company, Ltd. ("Exeter") and MetLife Insurance Company of Connecticut, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows.

                                                          Years Ended December 31,
                                                         -------------------------
                                                           2012     2011     2010
                                                         -------  -------  -------
                                                               (In millions)
Premiums:
Reinsurance ceded....................................... $    (1) $    --  $    --

Universal life and investment-type product policy fees:
Reinsurance ceded....................................... $   (39) $   (35) $   (32)

Other revenues:
Reinsurance ceded....................................... $    68  $    78  $    78

Policyholder benefits and claims:
Reinsurance ceded....................................... $   (44) $   (31) $   (26)

  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                        December 31,
                                                                   ----------------------
                                                                      2012        2011
                                                                   ----------  ----------
                                                                        (In millions)
Assets:
Premiums, reinsurance and other receivables....................... $    2,451  $    2,295
Deferred policy acquisition costs and value of business acquired..        (59)        (57)
                                                                   ----------  ----------
  Total assets.................................................... $    2,392  $    2,238
                                                                   ==========  ==========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with these cessions are included within premiums, reinsurance and other receivables and were assets of $959 million and $715 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $190 million, $380 million and $42 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.4 billion and $1.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.4 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), RMBS and ABS.

                                                December 31, 2012                           December 31, 2011
                                   ------------------------------------------- -------------------------------------------
                                                Gross Unrealized                            Gross Unrealized
                                    Cost or  ----------------------- Estimated  Cost or  ----------------------- Estimated
                                   Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                     Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                                        (In millions)
Fixed Maturity Securities:
U.S. corporate....................  $    913 $   87  $      1   $ --  $    999  $    908 $   59  $      9  $  --  $    958
U.S. Treasury and agency..........       391      6        --     --       397       325      7        --     --       332
CMBS..............................       302     17        --     --       319       276     12         2     --       286
RMBS..............................       286     21         4      6       297       317     17        10     10       314
Foreign corporate.................       209     14         1     --       222       150      9         3     --       156
ABS...............................        51      4         1     --        54       131      5         2     --       134
State and political subdivision...        17      3        --     --        20        17      2        --     --        19
Foreign government................         9      3        --     --        12         8      3        --     --        11
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
 Total fixed maturity securities..  $  2,178 $  155  $      7   $  6  $  2,320  $  2,132 $  114  $     26  $  10  $  2,210
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
Equity Securities:
Common............................  $     28 $   --  $     --   $ --  $     28  $     20 $   --  $     --  $  --  $     20
Non-redeemable preferred..........        20     --         3     --        17        20     --         5     --        15
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
 Total equity securities..........  $     48 $   --  $      3   $ --  $     45  $     40 $   --  $      5  $  --  $     35
                                   ========= ====== ========= ====== ========= ========= ====== ========= ====== =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

   Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                          December 31,
                                             ---------------------------------------
                                                    2012                2011
                                             ------------------- -------------------
                                                       Estimated           Estimated
                                             Amortized   Fair    Amortized   Fair
                                               Cost      Value     Cost      Value
                                             --------- --------- --------- ---------
                                                          (In millions)
Due in one year or less.....................   $   306   $   308   $   158   $   160
Due after one year through five years.......       446       476       457       481
Due after five years through ten years......       588       657       535       575
Due after ten years.........................       199       209       258       260
                                             --------- --------- --------- ---------
  Subtotal..................................     1,539     1,650     1,408     1,476
Structured securities (CMBS, RMBS and ABS)..       639       670       724       734
                                             --------- --------- --------- ---------
  Total fixed maturity securities...........   $ 2,178   $ 2,320   $ 2,132   $ 2,210
                                             ========= ========= ========= =========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, RMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                               December 31, 2012                         December 31, 2011
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate....................     $  20       $  1      $  9      $  --     $  68       $  1     $  36       $  8
U.S. Treasury and agency..........        60         --        --         --        35         --        --         --
CMBS..............................         4         --        15         --        28          1        24          1
RMBS..............................        --         --        49         10        76          5        39         15
Foreign corporate.................         2         --         7          1        23          1         6          2
ABS...............................        --         --         5          1        45          1        22          1
Foreign government................         1         --        --         --         1         --        --         --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity securities..     $  87       $  1      $ 85      $  12     $ 276       $  9     $ 127       $ 27
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Equity Securities:
Non-redeemable preferred..........     $  --       $ --      $ 17      $   3     $  --       $ --     $  15       $  5
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in an
 unrealized loss position.........        18                   22                   74                   38
                                   =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
   (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

      . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

      . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

      . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

      . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position, decreased $23 million during the year ended December 31, 2012 from $36 million to $13 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $6 million of the total $13 million of gross unrealized losses were from one fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater.

    All of the $6 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater are related to gross unrealized losses on one below investment grade fixed maturity security. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates this non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

   Equity Securities

    Equity securities in an unrealized loss position decreased $2 million during the year ended December 31, 2012 from $5 million to $3 million. None of the $3 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for twelve months or greater. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was attributable to improving equity markets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                 -------------------------------------------
                                          2012                   2011
                                 --------------------   --------------------
                                   Carrying      % of     Carrying      % of
                                     Value       Total      Value       Total
                                 -------------  -----   -------------  -----
                                 (In millions)          (In millions)
  Mortgage loans:
    Commercial..................  $        238   83.8 %  $        179   79.2 %
    Agricultural................            48   16.9              49   21.7
                                 -------------  -----   -------------  -----
     Subtotal (1)...............           286  100.7             228  100.9
    Valuation allowances........            (2)  (0.7)             (2)  (0.9)
                                 -------------  -----   -------------  -----
     Total mortgage loans, net..  $        284  100.0 %  $        226  100.0 %
                                 =============  =====   =============  =====

----------

(1)In 2012, the Company purchased $48 million of commercial mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

    All commercial and agricultural mortgage loans held at both December 31, 2012 and 2011 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2012 and 2011 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2012 and 2011.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural  Total
                                       ---------- ------------ --------
                                                (In millions)
        Balance at January 1, 2010.... $        1   $       -- $      1
        Provision (release)...........         --           --       --
                                       ----------   ---------- --------
        Balance at December 31, 2010..          1           --        1
        Provision (release)...........          1           --        1
                                       ----------   ---------- --------
        Balance at December 31, 2011..          2           --        2
        Provision (release)...........         --           --       --
                                       ----------   ---------- --------
        Balance at December 31, 2012.. $        2   $       -- $      2
                                       ==========   ========== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       -----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------           % of       Estimated     % of
                       > 1.20x 1.00x - 1.20x < 1.00x  Total    Total     Fair Value     Total
                       ------- ------------- ------- ------- ---------  ------------- ---------
                                        (In millions)                   (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $   194       $    10 $     9 $   213      89.5%       $   231      90.2%
65% to 75%............      15            --      10      25      10.5             25       9.8
76% to 80%............      --            --      --      --        --             --        --
Greater than 80%......      --            --      --      --        --             --        --
                       ------- ------------- ------- ------- ---------  ------------- ---------
 Total................ $   209       $    10 $    19 $   238     100.0%       $   256     100.0%
                       ======= ============= ======= ======= =========  ============= =========
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $   147       $    -- $    -- $   147      82.1%       $   158      83.2%
65% to 75%............      30             2      --      32      17.9             32      16.8
76% to 80%............      --            --      --      --        --             --        --
Greater than 80%......      --            --      --      --        --             --        --
                       ------- ------------- ------- ------- ---------  ------------- ---------
 Total................ $   177       $     2 $    -- $   179     100.0%       $   190     100.0%
                       ======= ============= ======= ======= =========  ============= =========

Credit Quality of Agricultural Mortgage Loans

  All of the agricultural mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65%.

Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2012 and 2011. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2012, 2011 and 2010.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The Company had no mortgage loans modified during the year in a troubled debt restructuring at both December 31, 2012 and 2011.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 6) and loans to affiliates (see "-- Related Party Investment Transactions).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $23 million and $4 million at December 31, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012    2011    2010
                                                                           -------  ------  ------
                                                                                (In millions)
Fixed maturity securities................................................. $   148  $   88  $   49
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................      (6)    (10)     (8)
                                                                           -------  ------  ------
   Total fixed maturity securities........................................     142      78      41
Equity securities.........................................................      (3)     (5)     (4)
Derivatives...............................................................       1       2       1
Short-term investments....................................................      (1)     (1)     (1)
                                                                           -------  ------  ------
   Subtotal...............................................................     139      74      37
                                                                           -------  ------  ------
Amounts allocated from:
 Insurance liability loss recognition.....................................      --      (7)     --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss)......................................       1       1       1
 DAC and VOBA.............................................................     (24)    (15)     (8)
                                                                           -------  ------  ------
   Subtotal...............................................................     (23)    (21)     (7)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       2       4       3
Deferred income tax benefit (expense).....................................     (42)    (22)    (13)
                                                                           -------  ------  ------
Net unrealized investment gains (losses).................................. $    76  $   35  $   20
                                                                           =======  ======  ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                          2012         2011
                                                       ----------   ----------
                                                            (In millions)
 Balance, January 1,.................................. $      (10)  $       (8)
 Securities sold with previous noncredit OTTI loss....          3            1
 Subsequent changes in estimated fair value...........          1           (3)
                                                       ----------   ----------
 Balance, December 31,................................ $       (6)  $      (10)
                                                       ==========   ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                   Years Ended December 31,
                                                                                   -----------------------
                                                                                    2012    2011    2010
                                                                                   -----   -----   ------
                                                                                       (In millions)
Balance, beginning of period...................................................... $  35   $  20   $  (43)
Fixed maturity securities on which noncredit OTTI losses have been recognized.....     4      (2)      10
Unrealized investment gains (losses) during the year..............................    61      39       93
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition......................................     7      (7)      --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss)..............................................    --      --       (4)
 DAC and VOBA.....................................................................    (9)     (7)      (3)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in accumulated other comprehensive income (loss)................................    (2)      1       (2)
Deferred income tax benefit (expense).............................................   (20)     (9)     (31)
                                                                                   -----   -----   ------
Balance, end of period............................................................ $  76   $  35   $   20
                                                                                   =====   =====   ======
Change in net unrealized investment gains (losses)................................ $  41   $  15   $   63
                                                                                   =====   =====   ======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2012 and 2011.

Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
Securities on loan: (1)
  Amortized cost............................................. $    185 $    273
  Estimated fair value....................................... $    191 $    280
Cash collateral on deposit from counterparties (2)........... $    196 $    288
Reinvestment portfolio -- estimated fair value............... $    196 $    282

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities.

                                                                  December 31,
                                                                  -------------
                                                                    2012   2011
                                                                  ------ ------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits).................   $  4     $8
Invested assets pledged as collateral (1)........................    620      1
                                                                  ------ ------
  Total invested assets on deposit and pledged as collateral.....   $624     $9
                                                                  ====== ======

--------

(1)The Company has pledged fixed maturity securities in connection with funding agreements (see Note 2) and derivative transactions (see Note 6).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Consolidated VIEs

    There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                  December 31,
                                                    -----------------------------------------
                                                            2012                 2011
                                                    -------------------- --------------------
                                                               Maximum              Maximum
                                                    Carrying  Exposure   Carrying  Exposure
                                                     Amount  to Loss (1)  Amount  to Loss (1)
                                                    -------- ----------- -------- -----------
                                                                  (In millions)
Fixed maturity securities AFS:
  Structured securities (CMBS, RMBS, and ABS) (2)..   $  670      $  670   $  734      $  734
  U.S. and foreign corporate.......................       23          23       14          14
Equity securities AFS:.............................
  Non-redeemable preferred.........................       17          17       15          15
Other limited partnership interests................       14          15        1           2
                                                    -------- ----------- -------- -----------
  Total............................................   $  724      $  725   $  764      $  765
                                                    ======== =========== ======== ===========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Investment Income

  The components of net investment income were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012    2011    2010
                                                       ------  ------  ------
                                                           (In millions)
Investment income:
Fixed maturity securities............................. $   98  $  104  $   95
Equity securities.....................................      1       2       1
Mortgage loans........................................     15      10       8
Policy loans..........................................      2       2       2
Other limited partnership interests...................      1      --      --
Cash, cash equivalents and short-term investments.....     --      --      (1)
                                                       ------  ------  ------
  Subtotal............................................    117     118     105
Less: Investment expenses.............................      4       4       4
                                                       ------  ------  ------
  Net investment income............................... $  113  $  114  $  101
                                                       ======  ======  ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                         2012     2011    2010
                                                       ------   ------  ------
                                                            (In millions)
 Total gains (losses) on fixed maturity
   securities:
   Total OTTI losses recognized -- by sector and
    industry:
    U.S. and foreign corporate securities -- by
      industry:
      Finance.........................................  $  (1)   $  --   $  --
      Utility.........................................     (1)      --      --
                                                       ------   ------  ------
        Total U.S. and foreign corporate
          securities..................................     (2)      --      --
    ABS...............................................     --       --      (2)
    RMBS..............................................     --       --      (2)
    CMBS..............................................     --       --      (1)
                                                       ------   ------  ------
   OTTI losses on fixed maturity securities
    recognized in earnings............................     (2)      --      (5)
   Fixed maturity securities -- net gains
    (losses) on sales and disposals...................     (2)      (5)     (4)
                                                       ------   ------  ------
    Total gains (losses) on fixed maturity
      securities......................................     (4)      (5)     (9)
                                                       ------   ------  ------
    Total net investment gains (losses)...............  $  (4)   $  (5)  $  (9)
                                                       ======   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                Years Ended December 31,
                                           -----------------------------------------------------------------
                                             2012       2011       2010      2012  2011  2010   2012   2011   2010
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
                                            Fixed Maturity Securities        Equity Securities        Total
                                           --------------------------        ----------------- -------------------
                                                                               (In millions)
Proceeds..................................   $  576      $ 318      $ 268    $   1 $   5 $   1 $ 577  $ 323  $ 269
                                           ========    =======    =======    ===== ===== ===== =====  =====  =====
Gross investment gains....................   $    2      $   3      $   1    $  -- $  -- $  -- $   2  $   3  $   1
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
Gross investment losses...................       (4)        (8)        (5)      --    --    --    (4)    (8)    (5)
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
Total OTTI losses recognized in earnings:
  Credit-related..........................       (1)        --         (5)      --    --    --    (1)    --     (5)
  Other (1)...............................       (1)        --         --       --    --    --    (1)    --     --
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
    Total OTTI losses recognized in
     earnings.............................       (2)        --         (5)      --    --    --    (2)    --     (5)
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
     Net investment gains (losses)........   $   (4)     $  (5)     $  (9)   $  -- $  -- $  -- $  (4) $  (5) $  (9)
                                           ========    =======    =======    ===== ===== ===== =====  =====  =====

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                               Years Ended December 31,
                                                                               -----------------------
                                                                                 2012         2011
                                                                               --------     --------
                                                                                  (In millions)
Balance, at January 1,........................................................ $      3     $      5
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI....................................       (1)          (2)
                                                                               --------     --------
Balance, at December 31,...................................................... $      2     $      3
                                                                               ========     ========

Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to and from affiliates for the years ended December 31, 2012, 2011 and 2010.

  The Company has an affiliated loan outstanding, which is included in other invested assets, of $45 million at both years ended December 31, 2012 and 2011. At December 31, 2011, the loan was outstanding with Exeter, an

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan, issued in 2011, is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from this loan was $3 million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2012, 2011 and 2010. The Company had no additional affiliated net investment income for both the years ended
December 31, 2012 and 2011. Additional affiliated net investment income was ($1) million for the year ended December 31, 2010.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and credit. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

  Credit default swaps are primarily used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

Primary Risks Managed by Derivative Financial Instruments

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                               -----------------------------------------------------------
                                                                           2012                          2011
                                                               ----------------------------- -----------------------------
                                                                        Estimated Fair Value          Estimated Fair Value
                                                               Notional -------------------- Notional --------------------
                             Primary Underlying Risk Exposure   Amount   Assets  Liabilities  Amount   Assets  Liabilities
                             --------------------------------  -------- ------- ------------ -------- ------- ------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps....... Interest rate.................... $     12 $    --   $       --  $     2 $    --    $      --
Cash flow hedges:
  Foreign currency swaps.... Foreign currency exchange rate...       27       2            1       15       3            1
                                                               -------- ------- ------------ -------- ------- ------------
   Total qualifying hedges..                                   $     39 $     2   $        1  $    17 $     3    $       1
                                                               -------- ------- ------------ -------- ------- ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps......... Interest rate.................... $    741 $     9   $        6  $    11 $    --    $       1
Interest rate floors........ Interest rate....................    2,040      36           17    1,040      42           --
Foreign currency swap....... Foreign currency exchange rate...       23      --            1       --      --           --
Credit default swaps........ Credit...........................       31      --           --       37       1           --
                                                               -------- ------- ------------ -------- ------- ------------
  Total non-designated or non-qualifying derivatives........      2,835      45           24    1,088      43            1
                                                               -------- ------- ------------ -------- ------- ------------
   Total...................................................    $  2,874 $    47   $       25  $ 1,105 $    46    $       2
                                                               ======== ======= ============ ======== ======= ============

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2012     2011    2010
                                                       ------   ------  ------
                                                          (In millions)
Derivatives and hedging gains (losses)................ $   26   $   36  $   15
Embedded derivatives..................................    303      290      87
                                                         ------  ------  ------
  Total net derivative gains (losses)................. $  329   $  326  $  102
                                                       ======    ======  ======

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2012, 2011 and 2010.

  The Company recognized $25 million, $14 million and $15 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                     Net
                                                                  Derivative
                                                                Gains (Losses)
                                                                --------------
                                                                (In millions)
For the Year Ended December 31, 2012:
Interest rate derivatives...................................... $            2
Foreign currency exchange rate derivatives.....................             (1)
Credit derivatives.............................................             --
                                                                --------------
   Total....................................................... $            1
                                                                ==============
For the Year Ended December 31, 2011:
Interest rate derivatives...................................... $           22
Foreign currency exchange rate derivatives.....................             --
Credit derivatives.............................................              1
                                                                --------------
   Total....................................................... $           23
                                                                ==============
For the Year Ended December 31, 2010:
Interest rate derivatives...................................... $           --
Foreign currency exchange rate derivatives.....................             --
Credit derivatives.............................................             --
                                                                --------------
   Total....................................................... $           --
                                                                ==============

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2012 and 2011. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were insignificant for the years ended December 31, 2012 and 2011. The Company did not have any fair value hedges during the year ended December 31, 2010.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2012, 2011 and 2010.

  At December 31, 2012 and 2011, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $1 million and $2 million, respectively.

  For the years ended December 31, 2012 and 2011, there was ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2010, there were insignificant amounts of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2012, there was an insignificant amount reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2011 and 2010, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For the year ended December 31, 2012, the Company recognized insignificant net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2011 and 2010, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2012, insignificant amounts of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million and $23 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012, the Company would have received an insignificant amount to terminate all of these contracts. At December 31, 2011, the Company would have paid an insignificant amount to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2012                                   2011
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................    $    --     $        2          1.0    $    --    $         2          2.0
   Credit default swaps referencing
     indices............................         --             --           --         --              1          1.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................         --              2          1.0         --              3          1.7
                                         ---------- --------------              ---------- --------------
   Baa
   Credit default swaps referencing
     indices............................         --             20          4.5         --             20          5.0
                                         ---------- --------------              ---------- --------------
    Total...............................    $    --     $       22          4.2    $    --    $        23          4.6
                                         ========== ============== ============ ========== ============== ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $42 million and $37 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $2 million and $4 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                           Estimated Fair Value of        Fair Value of Incremental
                                           Collateral Provided (2):       Collateral Provided Upon:
                                           ------------------------ --------------------------------------
                                                                                      Downgrade in the
                                                                                  Company's Credit Rating
                                                                                  to a Level that Triggers
                          Estimated                                   One Notch        Full Overnight
                        Fair Value of                               Downgrade in    Collateralization or
                      Derivatives in Net        Fixed Maturity      the Company's      Termination of
                    Liability Position (1)        Securities        Credit Rating the Derivative Position
                    ---------------------- ------------------------ ------------- ------------------------
                                                        (In millions)
December 31, 2012..         $           17          $            16    $       --       $                2
December 31, 2011..         $            1          $             1    $       --       $               --

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At both December 31, 2012 and 2011, the Company did not provide any cash collateral for exchange-traded futures.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                        -----------------
                                                                     Balance Sheet Location               2012     2011
                                                           -------------------------------------------- -------- --------
                                                                                                          (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits....................... Premiums, reinsurance and other receivables. $    959 $    715
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits...................... PABs........................................ $     56 $    135

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                      Years Ended December 31,
                                                      -------------------------
                                                        2012     2011    2010
                                                      -------- -------- -------
                                                            (In millions)
Net derivative gains (losses) (1), (2)............... $    303 $    290 $    87

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($26) million, $29 million and ($12) million, for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $28 million, ($62) million and $44 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                                  December 31, 2012
                                                               -------------------------------------------------------
                                                                         Fair Value Hierarchy               Total
                                                               -----------------------------------------  Estimated
                                                                  Level 1       Level 2       Level 3     Fair Value
                                                               ------------- ------------- ------------- -------------
                                                                                    (In millions)
Assets:
Fixed maturity securities:....................................
 U.S. corporate............................................... $          -- $         944 $          55 $         999
 U.S. Treasury and agency.....................................           382            15            --           397
 CMBS.........................................................            --           305            14           319
 RMBS.........................................................            --           283            14           297
 Foreign corporate............................................            --           180            42           222
 ABS..........................................................            --            54            --            54
 State and political subdivision..............................            --            20            --            20
 Foreign government...........................................            --            12            --            12
                                                               ------------- ------------- ------------- -------------
   Total fixed maturity securities............................           382         1,813           125         2,320
                                                               ------------- ------------- ------------- -------------
Equity securities:............................................
 Common stock.................................................            --            28            --            28
 Non-redeemable preferred stock...............................            --            --            17            17
                                                               ------------- ------------- ------------- -------------
   Total equity securities....................................            --            28            17            45
                                                               ------------- ------------- ------------- -------------
Short-term investments........................................           116            23            --           139
Derivative assets: (1)........................................
 Interest rate................................................            --            45            --            45
 Foreign currency exchange rate...............................            --             2            --             2
 Credit.......................................................            --            --            --            --
                                                               ------------- ------------- ------------- -------------
   Total derivative assets....................................            --            47            --            47
                                                               ------------- ------------- ------------- -------------
 Net embedded derivatives within asset host contracts (2).....            --            --           959           959
 Separate account assets (3)..................................            --        11,072            --        11,072
                                                               ------------- ------------- ------------- -------------
   Total assets............................................... $         498 $      12,983 $       1,101 $      14,582
                                                               ============= ============= ============= =============
Liabilities:
Derivative liabilities: (1)...................................
 Interest rate................................................ $          -- $          23 $          -- $          23
 Foreign currency exchange rate...............................            --             2            --             2
 Credit.......................................................            --            --            --            --
                                                               ------------- ------------- ------------- -------------
   Total derivative liabilities...............................            --            25            --            25
                                                               ------------- ------------- ------------- -------------
Net embedded derivatives within liability host contracts (2)..            --            --            56            56
                                                               ------------- ------------- ------------- -------------
   Total liabilities.......................................... $          -- $          25 $          56 $          81
                                                               ============= ============= ============= =============

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                                                             December 31, 2011
                                                               ----------------------------------------------
                                                                     Fair Value Hierarchy           Total
                                                               --------------------------------   Estimated
                                                                  Level 1    Level 2    Level 3    Fair Value
                                                               ---------- ---------- ---------- -------------
                                                                               (In millions)
Assets:
Fixed maturity securities:....................................
 U.S. corporate...............................................       $ --    $   942       $ 16       $   958
 U.S. Treasury and agency.....................................        220        112         --           332
 CMBS.........................................................         --        286         --           286
 RMBS.........................................................         --        303         11           314
 Foreign corporate............................................         --        150          6           156
 ABS..........................................................         --        128          6           134
 State and political subdivision..............................         --         19         --            19
 Foreign government...........................................         --         11         --            11
                                                               ---------- ---------- ---------- -------------
   Total fixed maturity securities............................        220      1,951         39         2,210
                                                               ---------- ---------- ---------- -------------
Equity securities:............................................
 Common stock.................................................          1         --         19            20
 Non-redeemable preferred stock...............................         --         --         15            15
                                                               ---------- ---------- ---------- -------------
   Total equity securities....................................          1         --         34            35
                                                               ---------- ---------- ---------- -------------
Short-term investments........................................         67          2         --            69
Derivative assets: (1)........................................
 Interest rate................................................         --         42         --            42
 Foreign currency exchange rate...............................         --          3         --             3
 Credit.......................................................         --          1         --             1
                                                               ---------- ---------- ---------- -------------
   Total derivative assets....................................         --         46         --            46
                                                               ---------- ---------- ---------- -------------
 Net embedded derivatives within asset host contracts (2).....         --         --        715           715
 Separate account assets (3)..................................         --     10,337         --        10,337
                                                               ---------- ---------- ---------- -------------
   Total assets...............................................       $288    $12,336       $788       $13,412
                                                               ========== ========== ========== =============
Liabilities:
Derivative liabilities: (1)...................................
 Interest rate................................................       $ --    $     1       $ --       $     1
 Foreign currency exchange rate...............................         --          1         --             1
 Credit.......................................................         --         --         --            --
                                                               ---------- ---------- ---------- -------------
   Total derivative liabilities...............................         --          2         --             2
                                                               ---------- ---------- ---------- -------------
Net embedded derivatives within liability host contracts (2)..         --         --        135           135
                                                               ---------- ---------- ---------- -------------
   Total liabilities..........................................       $ --    $     2       $135       $   137
                                                               ========== ========== ========== =============

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Securities and Short-term Investments

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of CMBS, RMBS and ABS

     These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

   market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

    In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of CMBS, RMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


   Non-redeemable preferred stock

    These securities, including privately held securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts consist of mutual funds.

   Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

       This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Embedded Derivatives

  Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

     Direct Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

     exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                              Weighted
                             Valuation Techniques        Significant Unobservable Inputs      Range           Average
                             --------------------------- -------------------------------  -------------    ------------
Fixed maturity securities:

U.S. corporate and foreign
corporate                    .Matrix pricing             .Delta spread adjustments (1)       50  -    100            57
                                                         .Illiquidity premium (1)            30  -     30
                                                         .Spreads from below
                                                          investment grade curves (1)        23  -    421           129
                             .Market pricing             .Quoted prices (2)                  --  -    376           183
                             .Consensus pricing          .Offered quotes (2)                100  -    102
                             ---------------------------------------------------------------------------------------
RMBS                         .Matrix pricing and         .Spreads from below
                              discounted cash flow        investment grade curves (1)       161  -    657           541
                             ---------------------------------------------------------------------------------------
CMBS                         .Market pricing             .Quoted prices (2)                 100  -    100           100
                             ---------------------------------------------------------------------------------------

Embedded derivatives:

Direct and ceded guaranteed
minimum benefits             .Option pricing techniques  .Mortality rates:
                                                            Ages 0 - 40                       0% -   0.10%
                                                            Ages 41 - 60                   0.05% -   0.64%
                                                            Ages 61 - 115                  0.32% -    100%
                                                         .Lapse rates:
                                                            Durations 1 - 10               0.50% -    100%
                                                            Durations 11 - 20                 3% -    100%
                                                            Durations 21 - 116                3% -    100%
                                                         .Utilization rates (3)              20% -     50%
                                                         .Withdrawal rates                 0.07% -     10%
                                                         .Long-term equity volatilities   17.40% -     25%
                                                         .Nonperformance risk spread       0.10% -   0.67%
                                                         -----------------------------------------------------------

--------

(1)For this unobservable input, range and weighted average are presented in basis points.

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS and CMBS changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumptions used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Direct and ceded guaranteed minimum benefits

    For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------------------------------
                                        Fixed Maturity Securities:               Equity Securities:
                               --------------------------------------------     --------------------
                                                                                             Non-
                                                                                          redeemable                   Net
                                 U.S.                        Foreign             Common   Preferred  Short-term     Embedded
                               Corporate   CMBS      RMBS   Corporate    ABS     Stock      Stock    Investments Derivatives (6)
                               ---------  ------    ------- --------- --------  --------  ---------- ----------- ---------------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance, January 1,...........  $     16  $   --    $    11   $     6 $      6  $     19    $     15   $      --        $    580
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --         --        --       --        --          --          --              --
  Net investment gains
    (losses)..................        --      --         --        --       --        --          --          --              --
  Net derivative gains
    (losses)..................        --      --         --        --       --        --          --          --             303
 Other comprehensive income
  (loss)......................         2      --          3        --       --        --           2          --              --
Purchases (3).................        31      14         --        36       --        --          --          --              --
Sales (3).....................        (2)     --         --        --       (6)       --          --          --              --
Issuances (3).................        --      --         --        --       --        --          --          --              --
Settlements (3)...............        --      --         --        --       --        --          --          --              20
Transfers into Level 3 (4)....        11      --         --        --       --        --          --          --              --
Transfers out of Level 3 (4)..        (3)     --         --        --       --       (19)         --          --              --
                               ---------  ------    ------- --------- --------  --------  ---------- ----------- ---------------
Balance, December 31,.........  $     55  $   14    $    14   $    42 $     --  $     --    $     17   $      --        $    903
                               =========  ======    ======= ========= ========  ========  ========== =========== ===============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income.......  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $     --
  Net investment gains
    (losses)..................  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $     --
  Net derivative gains
    (losses)..................  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $    309

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------------
                                       Fixed Maturity Securities:             Equity Securities:
                               ------------------------------------------     ------------------
                                                                                         Non-
                                                                                      redeemable                    Net
                                 U.S.                        Foreign          Common  Preferred  Short-term      Embedded
                               Corporate   CMBS      RMBS   Corporate   ABS   Stock     Stock    Investments  Derivatives (6)
                               ---------  ------    ------- ---------  -----  ------- ---------- -----------  ---------------
                                                              (In millions)
Year Ended December 31, 2011:
Balance, January 1,...........  $     22  $   --    $    11  $     25  $  19  $    10  $      15  $        9   $          269
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --         --        --     --       --         --          --               --
  Net investment gains
    (losses)..................        --      --         --        (3)    --       --         --          --               --
  Net derivative gains
    (losses)..................        --      --         --        --     --       --         --          --              290
Other comprehensive income
 (loss).......................         1      --         --         2      1       --         --          --               --
Purchases (3).................         2      --         --         6      5        9         --          --               --
Sales (3).....................        (2)     --         --       (17)    (9)      --         --          (9)              --
Issuances (3).................        --      --         --        --     --       --         --          --               --
Settlements (3)...............        --      --         --        --     --       --         --          --               21
Transfers into Level 3 (4)....        --      --         --        --     --       --         --          --               --
Transfers out of Level 3 (4)..        (7)     --         --        (7)   (10)      --         --          --               --
                               ---------  ------    ------- ---------  -----  ------- ---------- -----------  ---------------
Balance, December 31,.........  $     16  $   --    $    11  $      6  $   6  $    19  $      15  $       --   $          580
                               =========  ======    ======= =========  =====  ======= ========== ===========  ===============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income.......  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $           --
  Net investment gains
    (losses)..................  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $           --
  Net derivative gains
    (losses)..................  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $          293

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------------------
                                          Fixed Maturity Securities:             Equity Securities:
                               -----------------------------------------------  --------------------
                                                                                            Non-
                                                                                         redeemable                    Net
                                 U.S.                       Foreign              Common  Preferred   Short-term     Embedded
                               Corporate  CMBS     RMBS    Corporate    ABS      Stock     Stock     Investments Derivatives (6)
                               --------- ------- --------  --------- ---------  -------- ----------- ----------- ---------------
                                                                         (In millions)
Year Ended December 31, 2010:
Balance, January 1,........... $      16 $    -- $     10  $      20 $      22  $     -- $        14 $        --     $       160
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --       --         --        --        --          --          --              --
  Net investment gains
    (losses)..................        --      --       (3)        --        --        --          --          --              --
  Net derivative gains
    (losses)..................        --      --       --         --        --        --          --          --              87
 Other comprehensive income
  (loss)......................         1      --        5          3         2        --           1          --              --
Purchases, sales, issuances
 and settlements (3)..........        --      --       (1)         2        (5)       10          --           9              22
Transfers into Level 3 (4)....         5      --       --         --        --        --          --          --              --
Transfers out of Level 3 (4)..        --      --       --         --        --        --          --          --              --
                               --------- ------- --------  --------- ---------  -------- ----------- -----------     -----------
Balance, December 31,......... $      22 $    -- $     11  $      25 $      19  $     10 $        15 $         9     $       269
                               ========= ======= ========  ========= =========  ======== =========== ===========     ===========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income....... $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        --
  Net investment gains
    (losses).................. $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        --
  Net derivative gains
    (losses).................. $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        91

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2012
                                         --------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                      ------------------------------------       Total
                                           Carrying                                            Estimated
                                            Value       Level 1        Level 2     Level 3     Fair Value
                                         ------------ ------------    ---------- ------------ ------------
                                                                 (In millions)
Assets:
Mortgage loans, net..................... $        284 $         --    $       -- $        307 $        307
Policy loans............................ $         27 $         --    $        2 $         46 $         48
Other limited partnership interests..... $          1 $         --    $       -- $          2 $          2
Other invested assets................... $         45 $         --    $       57 $         -- $         57
Premiums, reinsurance and other
 receivables............................ $      1,364 $         --    $       -- $      1,527 $      1,527
Other assets............................ $          6 $         --    $        6 $         -- $          6
Liabilities:
PABs.................................... $      2,431 $         --    $       -- $      2,788 $      2,788
Other liabilities....................... $          3 $         --    $        3 $         -- $          3
Commitments: (1)
Mortgage loan commitments............... $         -- $         --    $       -- $         -- $         --
Commitments to fund private corporate
 bond investments....................... $         -- $         --    $        3 $         -- $          3

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                                        December 31, 2011
                                                  -----------------------------
                                                                   Estimated
                                                     Carrying        Fair
                                                      Value          Value
                                                  -------------- --------------
                                                          (In millions)
Assets:
Mortgage loans, net.............................. $          226 $          243
Policy loans..................................... $           26 $           47
Other limited partnership interests.............. $            1 $            2
Other invested assets............................ $           45 $           50
Premiums, reinsurance and other receivables...... $        1,416 $        1,530
Other assets..................................... $            6 $            6
Liabilities:
PABs............................................. $        2,344 $        2,676
Other liabilities................................ $           -- $           --
Commitments: (1)
Mortgage loan commitments........................ $           -- $           --
Commitments to fund private corporate bond
  investments.................................... $           -- $            3

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 11 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  Other invested assets within the preceding tables are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are comprised of certain amounts recoverable under reinsurance agreements.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

  Other assets in the preceding tables are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

  Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for the Company was in excess of seven times Company Action RBC for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income of the Company, a Missouri domiciled insurer, was $132 million, $94 million and $153 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $704 million and $600 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a cash dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MLIIC paid a dividend to MetLife of $18 million. During the years ended December 31, 2011 and 2010, MLIIC did not pay dividends to MetLife. Based on amounts at December 31, 2012, MLIIC could pay a stockholder dividend in 2013 of $129 million without prior approval of the Missouri Director.

Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                 ---------------------------
                                                                                    2012      2011     2010
                                                                                 ---------  -------  -------
                                                                                        (In millions)
Holding gains (losses) on investments arising during the year................... $      62  $    33  $    99
Income tax effect of holding gains (losses).....................................       (22)     (13)     (35)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income........................................................         3        4        5
Income tax effect of reclassification adjustments...............................        (1)      (1)      (2)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................        (2)     (14)      (7)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................         1        6        3
                                                                                 ---------  -------  -------
Other comprehensive income (loss), net of income tax............................ $      41  $    15  $    63
                                                                                 =========  =======  =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


9. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                 ------------------------------
                                                   2012       2011       2010
                                                 --------  ---------  ---------
                                                          (In millions)
Compensation.................................... $      9  $      10  $      13
Commissions.....................................       57         68         67
Volume-related costs............................        3          7          4
Capitalization of DAC...........................      (19)       (34)       (38)
Amortization of DAC and VOBA....................      148        172        119
Premium taxes, licenses and fees................        1          6          3
Other...........................................       30         30         31
                                                 --------  ---------  ---------
  Total other expenses.......................... $    229  $     259  $     199
                                                 ========  =========  =========

Capitalization and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

10. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                -------------------------------
                                                   2012       2011       2010
                                                ---------- ---------- ---------
                                                         (In millions)
Current:
  Federal...................................... $        8 $       24 $      30
Deferred:
  Federal......................................         86         66        (3)
                                                ---------- ---------- ---------
   Provision for income tax expense (benefit).. $       94 $       90 $      27
                                                ========== ========== =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                             ---------------------------------
                                                2012        2011        2010
                                             ----------  ----------  ---------
                                                       (In millions)
Tax provision at U.S. statutory rate........ $      103  $      107  $      41
Tax effect of:
  Tax-exempt investment income..............        (11)        (13)       (12)
  Prior year tax............................          3          (2)        (1)
  Tax credits...............................         (1)         (2)        --
  Other, net................................         --          --         (1)
                                             ----------  ----------  ---------
   Provision for income tax expense
     (benefit).............................. $       94  $       90  $      27
                                             ==========  ==========  =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                               December 31,
                                                            ------------------
                                                              2012      2011
                                                            --------  --------
                                                               (In millions)
Deferred income tax assets:
  Investments, including derivatives....................... $     --  $      8
  Tax credit carryforwards.................................       --         2
                                                            --------  --------
   Total gross deferred income tax assets..................       --        10
                                                            --------  --------
Deferred income tax liabilities:
  Policyholder liabilities and receivables.................      234       131
  Net unrealized investment gains..........................       40        18
  Investments, including derivatives.......................       18        --
  DAC and VOBA.............................................       33        78
  Other....................................................        1         1
                                                            --------  --------
   Total deferred income tax liabilities...................      326       228
                                                            --------  --------
   Net deferred income tax asset (liability)............... $   (326) $   (218)
                                                            ========  ========

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $8 million and $16 million for 2012 and 2010, respectively. The amounts due to MetLife include $8 million for 2011.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, or state and local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2013.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $8 million and $14 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and those such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

   Sales Practices Claims

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


   Summary

  Various litigation, claims and assessments against the Company have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

  Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                               December 31,
                                                           ---------------------
                                                              2012       2011
                                                           ---------- ----------
                                                               (In millions)
Other Assets:
  Premium tax offset for future undiscounted assessments.. $        1 $        1
  Receivable for reimbursement of paid assessments (1)....          6          6
                                                           ---------- ----------
                                                           $        7 $        7
                                                           ========== ==========
Other Liabilities:
  Insolvency assessments.................................. $        8 $       10
                                                           ========== ==========

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $9 million and $10 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $1 million and $3 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Private Corporate Bond Investments

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $13 million at both December 31, 2012 and 2011.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


12. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $53 million, $76 million and $80 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $34 million, $32 million and $29 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $24 million, $26 million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company had net receivables (payables) from affiliates of $2 million and ($14) million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2012, through April 15, 2013, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
April 5, 2013

            General American Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                         2012              2011
                                                                                                    ----------        ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $6,836 and
  $6,676, respectively)............................................................................ $    8,017        $    7,669
 Equity securities available-for-sale, at estimated fair value (cost: $63 and $33, respectively)...         64                33
 Mortgage loans (net of valuation allowances of $7 and $4, respectively)...........................        845               608
 Policy loans......................................................................................      1,774             1,797
 Real estate and real estate joint ventures........................................................         63                53
 Other limited partnership interests...............................................................        210               196
 Short-term investments, at estimated fair value...................................................        191               254
 Other invested assets, principally at estimated fair value........................................        141               138
                                                                                                    ----------        ----------
  Total investments................................................................................     11,305            10,748
Cash and cash equivalents, principally at estimated fair value.....................................         88                72
Accrued investment income..........................................................................         98               102
Premiums, reinsurance and other receivables........................................................      2,716             2,548
Deferred policy acquisition costs and value of business acquired...................................        257               195
Current income tax recoverable.....................................................................          9                --
Other assets.......................................................................................        128               122
Separate account assets............................................................................        986               974
                                                                                                    ----------        ----------
  Total assets..................................................................................... $   15,587        $   14,761
                                                                                                    ==========        ==========

Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    5,231        $    5,095
Policyholder account balances......................................................................      5,584             4,985
Other policy-related balances......................................................................        287               255
Policyholder dividends payable.....................................................................         89                95
Payables for collateral under securities loaned and other transactions.............................        603               815
Long-term debt.....................................................................................        102               102
Current income tax payable.........................................................................         --                36
Deferred income tax liability......................................................................        329               236
Other liabilities..................................................................................        736               653
Separate account liabilities.......................................................................        986               974
                                                                                                    ----------        ----------
  Total liabilities................................................................................     13,947            13,246
                                                                                                    ----------        ----------
Contingencies, Commitments and Guarantees (Note 12)

Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares issued and
 outstanding.......................................................................................          3                 3
Additional paid-in capital.........................................................................        865               865
Retained earnings..................................................................................         35                21
Accumulated other comprehensive income (loss)......................................................        737               626
                                                                                                    ----------        ----------
  Total stockholder's equity.......................................................................      1,640             1,515
                                                                                                    ----------        ----------
  Total liabilities and stockholder's equity....................................................... $   15,587        $   14,761
                                                                                                    ==========        ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                   2012        2011        2010
                                                                ----------  ----------  ----------
Revenues
Premiums....................................................... $      431  $      302  $      249
Universal life and investment-type product policy fees.........        118         115         146
Net investment income..........................................        503         491         502
Other revenues.................................................          5          15           5
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.         (5)         (2)        (16)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............         (1)         (1)         10
 Other net investment gains (losses)...........................         11          44         (10)
                                                                ----------  ----------  ----------
   Total net investment gains (losses).........................          5          41         (16)
 Net derivative gains (losses).................................        (32)         40         (62)
                                                                ----------  ----------  ----------
     Total revenues............................................      1,030       1,004         824
                                                                ----------  ----------  ----------
Expenses
Policyholder benefits and claims...............................        581         499         442
Interest credited to policyholder account balances.............        145         134         136
Policyholder dividends.........................................        144         151         154
Other expenses.................................................        141         127          67
                                                                ----------  ----------  ----------
     Total expenses............................................      1,011         911         799
                                                                ----------  ----------  ----------
Income (loss) before provision for income tax..................         19          93          25
Provision for income tax expense (benefit).....................          5          42          (2)
                                                                ----------  ----------  ----------
 Net income (loss)............................................. $       14  $       51  $       27
                                                                ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                           2012    2011    2010
                                                                                          ------- ------- -------
Net income (loss)........................................................................ $    14 $    51 $    27
Other comprehensive income (loss):
    Unrealized investment gains (losses), net of related offsets.........................     174     337     435
    Unrealized gains (losses) on derivatives.............................................     (1)      --      --
    Foreign currency translation adjustments.............................................     (1)      --      --
    Defined benefit plans adjustment.....................................................     (2)     (4)     (1)
                                                                                          ------- ------- -------
    Other comprehensive income (loss), before income tax.................................     170     333     434
    Income tax (expense) benefit related to items of other comprehensive income (loss)...    (59)   (118)   (151)
                                                                                          ------- ------- -------
    Other comprehensive income (loss), net of income tax.................................     111     215     283
                                                                                          ------- ------- -------
Comprehensive income (loss).............................................................. $   125 $   266 $   310
                                                                                          ======= ======= =======

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2012, 2011 and 2010

                                 (In millions)




                                                               Additional
                                                       Common   Paid-in     Retained
                                                       Stock    Capital     Earnings
                                                      -------- ----------  ---------
Balance at December 31, 2009......................... $      3 $    1,156  $      --
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                            (16)
                                                      -------- ----------  ---------
Balance at January 1, 2010...........................        3      1,156        (16)
Dividends on common stock............................                (127)       (22)
Net income (loss)....................................                             27
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2010.........................        3      1,029        (11)
Dividends on common stock............................                (164)       (19)
Net income (loss)....................................                             51
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2011.........................        3        865         21
Net income (loss)....................................                             14
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2012......................... $      3 $      865  $      35
                                                      ======== ==========  =========

                                                         Accumulated Other Comprehensive Income (Loss)
                                                      ---------------------------------------------------
                                                           Net                      Foreign     Defined
                                                        Unrealized   Other-Than-   Currency     Benefit        Total
                                                        Investment    Temporary   Translation    Plans     Stockholder's
                                                      Gains (Losses) Impairments  Adjustments  Adjustment     Equity
                                                      -------------- -----------  -----------  ----------  -------------
Balance at December 31, 2009.........................     $      149   $     (10)  $      (10)  $      (1)    $    1,287
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                                                                (16)
                                                          ----------   ---------   ----------   ---------     ----------
Balance at January 1, 2010...........................            149         (10)         (10)         (1)         1,271
Dividends on common stock............................                                                               (149)
Net income (loss)....................................                                                                 27
Other comprehensive income (loss), net of income tax.            284                                   (1)           283
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2010.........................            433         (10)         (10)         (2)         1,432
Dividends on common stock............................                                                               (183)
Net income (loss)....................................                                                                 51
Other comprehensive income (loss), net of income tax.            219          (1)                      (3)           215
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2011.........................            652         (11)         (10)         (5)         1,515
Net income (loss)....................................                                                                 14
Other comprehensive income (loss), net of income tax.            108           6           (1)         (2)           111
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2012.........................     $      760   $      (5)  $      (11)  $      (7)    $    1,640
                                                          ==========   =========   ==========   =========     ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                            2012     2011     2010
                                                                                        -------- -------- --------
Cash flows from operating activities
Net income (loss)...................................................................... $    14  $    51  $    27
Adjustments to reconcile net income (loss) to net cash used in operating activities:
  Depreciation and amortization expenses...............................................       6        7        7
  Amortization of premiums and accretion of discounts associated with investments, net.     (39)     (46)     (46)
  (Gains) losses on investments and derivatives and from sales of businesses, net......      40      (68)      77
  Interest credited to policyholder account balances...................................     145      134      136
  Interest (income) expense on equity linked notes.....................................      (6)       9       (3)
  Universal life and investment-type product policy fees...............................    (118)    (115)    (146)
  Change in premiums, reinsurance and other receivables................................    (167)    (104)    (208)
  Change in deferred policy acquisition costs and value of business acquired, net......     (77)     (38)      11
  Change in income tax.................................................................     (12)      89       57
  Change in other assets...............................................................       6       13       10
  Change in insurance-related liabilities and policy-related balances..................     161       (9)      24
  Change in other liabilities..........................................................       7       47        4
  Other, net...........................................................................      (4)      19       (6)
                                                                                        -------  -------  -------
Net cash used in operating activities..................................................     (44)     (11)     (56)
                                                                                        -------  -------  -------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................   1,914    1,375    2,079
   Equity securities...................................................................       8      201        1
   Mortgage loans......................................................................      24       48       33
   Other limited partnership interests.................................................      25       19       10
  Purchases of:
   Fixed maturity securities...........................................................  (1,959)  (2,095)  (1,779)
   Equity securities...................................................................     (36)     (29)     (10)
   Mortgage loans......................................................................    (265)     (93)    (233)
   Real estate and real estate joint ventures..........................................     (12)      (2)      (3)
   Other limited partnership interests.................................................     (37)     (52)     (58)
  Cash received in connection with freestanding derivatives............................      46       62       24
  Cash paid in connection with freestanding derivatives................................     (85)     (63)     (67)
  Issuances of loans to affiliates.....................................................      --      (50)      --
  Net change in policy loans...........................................................      23       10      (26)
  Net change in short-term investments.................................................      63      (79)      55
  Net change in other invested assets..................................................       5      (12)       8
                                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................................    (286)    (760)      34
                                                                                        -------  -------  -------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................   1,820      993      372
   Withdrawals.........................................................................  (1,262)    (473)    (242)
  Net change in payables for collateral under securities loaned and other transactions.    (212)     241      148
  Dividends on common stock............................................................      --     (183)    (149)
                                                                                        -------  -------  -------
Net cash provided by financing activities..............................................     346      578      129
                                                                                        -------  -------  -------
Change in cash and cash equivalents....................................................      16     (193)     107
Cash and cash equivalents, beginning of year...........................................      72      265      158
                                                                                        -------  -------  -------
Cash and cash equivalents, end of year................................................. $    88  $    72  $   265
                                                                                        =======  =======  =======

Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $     8  $     8  $     8
                                                                                        =======  =======  =======
   Income tax.......................................................................... $    18  $   (42) $   (41)
                                                                                        =======  =======  =======

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

 Business

  General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

 Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

            General American Life Insurance Company and Subsidiary

  The Company reports separate account assets at their fair value which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

 Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

    Accounting Policy                                                 Note
    -----------------------------------------------------------------------
    Insurance                                                            2
    -----------------------------------------------------------------------
    Deferred Policy Acquisition Costs and Value of Business Acquired     3
    -----------------------------------------------------------------------
    Reinsurance                                                          4
    -----------------------------------------------------------------------
    Investments                                                          5
    -----------------------------------------------------------------------
    Derivatives                                                          6
    -----------------------------------------------------------------------
    Fair Value                                                           7
    -----------------------------------------------------------------------
    Income Tax                                                          11
    -----------------------------------------------------------------------
    Litigation Contingencies                                            12

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

            General American Life Insurance Company and Subsidiary

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

            General American Life Insurance Company and Subsidiary

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Value of Business Acquired

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

            General American Life Insurance Company and Subsidiary

  DAC and VOBA are amortized as follows:

Products:                                                 In proportion to the following over estimated
                                                          lives of the contracts:
--------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross
   contracts:                                             premiums.

    Term insurance
    Non-participating whole life insurance
--------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
--------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts

  See Note 3 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the consolidated statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

            General American Life Insurance Company and Subsidiary

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

            General American Life Insurance Company and Subsidiary

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

            General American Life Insurance Company and Subsidiary

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
   . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
   . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

            General American Life Insurance Company and Subsidiary

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

            General American Life Insurance Company and Subsidiary

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

            General American Life Insurance Company and Subsidiary

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Goodwill

  The Company performed its annual goodwill impairment testing during the third quarter of 2011 based upon data as of the close of the second quarter of 2011. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing was performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applied significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is

            General American Life Insurance Company and Subsidiary determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  During the 2011 goodwill impairment test performed by the Company, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company together with its parent, MLIC and its subsidiaries, join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

   . future taxable income exclusive of reversing temporary differences and carryforwards;
   .   future reversals of existing taxable temporary differences;
   .   taxable income in prior carryback years; and
   .   tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

            General American Life Insurance Company and Subsidiary

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $76 million and $78 million at December 31, 2012 and 2011, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $70 million and $71 million at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2012, 2011 and 2010.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10 million and $30 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $6 million and $26 million at December 31, 2012 and 2011, respectively. Related amortization expense was $1 million for both the years ended December 31, 2012 and 2011, and $2 million for the year ended December 31, 2010.

            General American Life Insurance Company and Subsidiary

  Other Revenues

  Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements, administrative service fees, and changes in account value relating to the Company's corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

  Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                     As Previously Reported    Adjustment        As Adjusted
                     ---------------------- ----------------- -----------------
                       December 31, 2011    December 31, 2011 December 31, 2011
                     ---------------------- ----------------- -----------------
                                           (In millions)
Assets
 Deferred policy
   acquisition
   costs and value
   of business
   acquired (1).....        $    196             $   (1)          $    195
Equity
 Retained earnings..        $     31             $  (10)          $     21
 Accumulated other
   comprehensive
   income (loss)....        $    617             $    9           $    626
 Total
   stockholder's
   equity...........        $  1,516             $   (1)          $  1,515

--------

(1)Value of business acquired was not impacted by the adoption of this guidance.

            General American Life Insurance Company and Subsidiary

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                  As Previously Reported        Adjustment               As Adjusted
                                  ---------------------    ---------------------    ---------------------
                                  Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                  ---------------------    ---------------------    ---------------------
                                   2011          2010       2011          2010       2011           2010
                                    ------        -----      -----         -----      ------         -----
                                                (In millions)
     Expenses
       Other expenses............ $  129        $  75      $  (2)        $  (8)     $  127         $  67
       Income (loss) before
        provision for income
        tax...................... $   91        $  17      $   2         $   8      $   93         $  25
       Provision for income tax
        expense (benefit)........ $   41        $  (5)     $   1         $   3      $   42         $  (2)
       Net income (loss)......... $   50        $  22      $   1         $   5      $   51         $  27

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                  As Previously Reported        Adjustment               As Adjusted
                                  ----------------------   ---------------------    ----------------------
                                  Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                  ----------------------   ---------------------    ----------------------
                                    2011         2010       2011          2010       2011           2010
                                    -------        -----     -----         -----      ------          -----
                                                (In millions)
    Cash flows from operating
     activities
      Net income (loss).......... $    50        $  22     $   1         $   5      $   51          $  27
      Change in deferred policy
       acquisition
       costs, net................ $   (36)       $  19     $  (2)        $  (8)     $  (38)         $  11
      Change in income tax....... $    88        $  54     $   1         $   3      $   89          $  57

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that

            General American Life Insurance Company and Subsidiary has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

    In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
  830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition the amendments require an entity to disclose the nature and amount of the obligation as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after

            General American Life Insurance Company and Subsidiary

January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3%
                             to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.
----------------------------------------------------------------------------------------------------------------
Non-participating life       Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.
----------------------------------------------------------------------------------------------------------------
Individual and group         Present value of expected future payments. Interest rate assumptions used in traditional fixed annuities  establishing such liabilities range from 4% to 9%.
after annuitization
----------------------------------------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as to future morbidity,
insurance                    withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.
----------------------------------------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

  Participating business represented 19% and 38% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 78%, 99% and 99% of gross life insurance premiums for the years ended December 31, 2012, 2011 and 2010, respectively.

            General American Life Insurance Company and Subsidiary

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and
                                       Annuity    Variable Life
                                      Contracts     Contracts
                                    ------------- -------------
                                     Guaranteed
                                    Annuitization   Secondary
                                      Benefits     Guarantees     Total
                                    ------------- ------------- --------
                                                (In millions)
      Direct
      Balance at January 1, 2010...    $     7       $    13    $     20
      Incurred guaranteed benefits.         --            80          80
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.          7            93         100
      Incurred guaranteed benefits.         --            (9)         (9)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.          7            84          91
      Incurred guaranteed benefits.         (1)           13          12
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $     6       $    97    $    103
                                       =======       =======    ========
      Ceded
      Balance at January 1, 2010...    $    --       $     7    $      7
      Incurred guaranteed benefits.         --            81          81
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.         --            88          88
      Incurred guaranteed benefits.         --            (8)         (8)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.         --            80          80
      Incurred guaranteed benefits.         --            13          13
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $    --       $    93    $     93
                                       =======       =======    ========
      Net
      Balance at January 1, 2010...    $     7       $     6    $     13
      Incurred guaranteed benefits.         --            (1)         (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.          7             5          12
      Incurred guaranteed benefits.         --            (1)         (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.          7             4          11
      Incurred guaranteed benefits.         (1)           --          (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $     6       $     4    $     10
                                       =======       =======    ========

            General American Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2012    2011
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $    15 $    14
                        Money Market....       2       2
                        Bond............       2       1
                        Balanced........       1       2
                        Specialty.......       1      --
                                         ------- -------
                         Total.......... $    21 $    19
                                         ======= =======

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Two Tier Annuities

  Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate of funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

            General American Life Insurance Company and Subsidiary

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                        December 31,
                                                     -------------------
                                                       2012      2011
                                                     --------- ---------
                                                      At Annuitization
                                                     -------------------
                                                        (In millions)
       Annuity Contracts (1)
       Two Tier Annuities
       General account value........................ $     274 $     276
       Net amount at risk........................... $      48 $      49
       Average attained age of contractholders...... 64 years  63 years

                                                        December 31,
                                                     -------------------
                                                       2012      2011
                                                     --------- ---------
                                                          Secondary
                                                         Guarantees
                                                     -------------------
                                                        (In millions)
       Universal and Variable Life Contracts (1)
       Account value (general and separate account). $   1,559 $   1,473
       Net amount at risk........................... $  14,321 $  15,034
       Average attained age of policyholders........ 62 years  61 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 Obligations Under Funding Agreements

  General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB common stock, included in equity securities, were as follows at:

                                                December 31,
                                                -------------
                                                2012   2011
                                                -----  -----
                                                (In millions)
       FHLB of Des Moines...................... $  55  $  31

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                               2012      2011        2012          2011
                            ---------- -------- -------------- ------------
                                             (In millions)
    FHLB of Des Moines (1). $    1,000 $    475 $    1,298 (2) $    662 (2)

--------
(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as

            General American Life Insurance Company and Subsidiary there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

 Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $905 million and $894 million at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $81 million and $80 million at December 31, 2012 and 2011, respectively. The average interest rate credited on these contracts was 2.51% and 2.72% at December 31, 2012 and 2011, respectively.

  Under an assumptive reinsurance agreement, the Company transferred, in a non-cash transaction, $319 million of pass-through separate accounts to an affiliate during 2011.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Value of Business Acquired

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance and non-participating whole life insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross

            General American Life Insurance Company and Subsidiary margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

            General American Life Insurance Company and Subsidiary

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                             --------------------------
                                               2012      2011     2010
                                             --------  -------  -------
                                                    (In millions)
       DAC
       Balance at January 1,................ $    133  $    80  $    70
       Capitalizations......................      124       57        5
       Amortization related to:
        Net investment gains (losses).......       --       --        2
        Other expenses......................      (37)      (9)      (6)
                                             --------  -------  -------
          Total amortization................      (37)      (9)      (4)
                                             --------  -------  -------
       Unrealized investment gains (losses).      (10)       5        9
                                             --------  -------  -------
       Balance at December 31,..............      210      133       80
                                             --------  -------  -------
       VOBA
       Balance at January 1,................       62       80       99
       Amortization related to:
        Other expenses......................      (10)     (10)     (12)
                                             --------  -------  -------
          Total amortization................      (10)     (10)     (12)
                                             --------  -------  -------
       Unrealized investment gains (losses).       (5)      (8)      (7)
                                             --------  -------  -------
       Balance at December 31,..............       47       62       80
                                             --------  -------  -------
       Total DAC and VOBA
       Balance at December 31,.............. $    257  $   195  $   160
                                             ========  =======  =======

            General American Life Insurance Company and Subsidiary

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                        VOBA
                                    -------------
                                    (In millions)
                              2013.    $    9
                              2014.    $    8
                              2015.    $    7
                              2016.    $    2
                              2017.    $    4

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most new individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $3 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

            General American Life Insurance Company and Subsidiary

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $440 million and $435 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $576 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $317 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $677 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $322 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                               Years Ended December 31,
                                                               ----------------------
                                                                2012     2011    2010
                                                               ------   ------  ------
                                                                    (In millions)
Premiums:
Direct premiums............................................... $  294   $  320  $  335
Reinsurance assumed...........................................    444      297     211
Reinsurance ceded.............................................   (307)    (315)   (297)
                                                               ------   ------  ------
  Net premiums................................................ $  431   $  302  $  249
                                                               ======   ======  ======
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $  278   $  289  $  347
Reinsurance assumed...........................................     --       --      --
Reinsurance ceded.............................................   (160)    (174)   (201)
                                                               ------   ------  ------
  Net universal life and investment-type product policy fees.. $  118   $  115  $  146
                                                               ======   ======  ======
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $  613   $  606  $  618
Reinsurance assumed...........................................    355      223     221
Reinsurance ceded.............................................   (387)    (330)   (397)
                                                               ------   ------  ------
  Net policyholder benefits and claims........................ $  581   $  499  $  442
                                                               ======   ======  ======
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $  223   $  210  $  206
Reinsurance assumed...........................................     --       --      --
Reinsurance ceded.............................................    (78)     (76)    (70)
                                                               ------   ------  ------
  Net interest credited to policyholder account balances...... $  145   $  134  $  136
                                                               ======   ======  ======
Other expenses:
Direct other expenses......................................... $  109   $  158  $  168
Reinsurance assumed...........................................    120       55      31
Reinsurance ceded.............................................    (88)     (86)   (132)
                                                               ------   ------  ------
  Net other expenses.......................................... $  141   $  127  $   67
                                                               ======   ======  ======

            General American Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                        December 31,
                                                -------------------------------------------------------------
                                                             2012                           2011
                                                ------------------------------ ------------------------------
                                                                        Total                          Total
                                                                       Balance                        Balance
                                                Direct Assumed  Ceded   Sheet  Direct Assumed  Ceded   Sheet
                                                ------ ------- ------  ------- ------ ------- ------  -------
                                                                        (In millions)
Assets:
Premiums, reinsurance and other receivables.... $   27  $ 74   $2,615  $2,716  $   27  $ 28   $2,493  $2,548
Deferred policy acquisition costs and value of
 business acquired.............................    243   139     (125)    257     287    49     (141)    195
                                                ------  ----   ------  ------  ------  ----   ------  ------
   Total assets................................ $  270  $213   $2,490  $2,973  $  314  $ 77   $2,352  $2,743
                                                ======  ====   ======  ======  ======  ====   ======  ======
Liabilities:
Future policy benefits......................... $4,915  $316   $   --  $5,231  $4,945  $150   $   --  $5,095
Other policy-related balances..................    270    64      (47)    287     256    54      (55)    255
Other liabilities..............................    135    47      554     736     133    31      489     653
                                                ------  ----   ------  ------  ------  ----   ------  ------
   Total liabilities........................... $5,320  $427   $  507  $6,254  $5,334  $235   $  434  $6,003
                                                ======  ====   ======  ======  ======  ====   ======  ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $256 million and $249 million at December 31, 2012 and 2011, respectively. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

 Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            General American Life Insurance Company and Subsidiary

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             -----------------------
                                                              2012    2011     2010
                                                             ------  ------  -------
                                                                  (In millions)
Premiums:
Reinsurance assumed......................................... $  202  $   62  $    --
Reinsurance ceded...........................................    (11)     (7)     (14)
                                                             ------  ------  -------
 Net premiums............................................... $  191  $   55  $   (14)
                                                             ======  ======  =======
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $   --  $   --  $    --
Reinsurance ceded...........................................    (83)    (90)    (120)
                                                             ------  ------  -------
 Net universal life and investment-type product policy fees. $  (83) $  (90) $  (120)
                                                             ======  ======  =======
Policyholder benefits and claims:
Reinsurance assumed......................................... $  172  $   54  $    --
Reinsurance ceded...........................................    (19)    (14)     (33)
                                                             ------  ------  -------
 Net policyholder benefits and claims....................... $  153  $   40  $   (33)
                                                             ======  ======  =======
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $   --  $   --  $    --
Reinsurance ceded...........................................    (78)    (76)     (70)
                                                             ------  ------  -------
 Net interest credited to policyholder account balances..... $  (78) $  (76) $   (70)
                                                             ======  ======  =======
Other expenses:
Reinsurance assumed......................................... $   66  $   21  $    --
Reinsurance ceded...........................................    (33)    (48)     (93)
                                                             ------  ------  -------
 Net other expenses......................................... $   33  $  (27) $   (93)
                                                             ======  ======  =======

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                             December 31,
                                                                  ----------------------------------
                                                                        2012              2011
                                                                  ----------------  ----------------
                                                                  Assumed   Ceded   Assumed   Ceded
                                                                  ------- --------  ------- --------
                                                                             (In millions)
Assets:
Premiums, reinsurance and other receivables...................... $   74  $  1,880   $  28  $  1,783
Deferred policy acquisition costs and value of business acquired.    139      (121)     49      (134)
                                                                  ------  --------   -----  --------
 Total assets.................................................... $  213  $  1,759   $  77  $  1,649
                                                                  ======  ========   =====  ========
Liabilities:
Future policy benefits........................................... $  219  $     --   $  54  $     --
Other policy-related balances....................................      2       (47)      1       (55)
Other liabilities................................................     47        35      31        34
                                                                  ------  --------   -----  --------
 Total liabilities............................................... $  268  $    (12)  $  86  $    (21)
                                                                  ======  ========   =====  ========

            General American Life Insurance Company and Subsidiary

  In January 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. The Company assumed premiums of $202 million and $62 million and assumed benefits and related expenses of $238 million and $75 million for the years ended December 31, 2012 and 2011, respectively. In connection with these agreements, the Company recorded assumed DAC and VOBA of $139 million and $49 million, premiums and other receivables of $74 million and $28 million, future policy benefits of $219 million and $53 million and affiliated reinsurance payables, included in other liabilities, of $47 million and $31 million at December 31, 2012 and 2011, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.8 billion and $1.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $253 million and $243 million at December 31, 2012 and 2011, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

            General American Life Insurance Company and Subsidiary

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                 December 31, 2012                             December 31, 2011
                                   --------------------------------------------- ---------------------------------------------
                                                 Gross Unrealized                              Gross Unrealized
                                    Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                   Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                     Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                   --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                          (In millions)
Fixed Maturity Securities:
U.S. corporate.................... $  2,442  $    363   $  11   $  --  $  2,794  $  2,408  $    295   $  28   $  --  $  2,675
Foreign government................      828       444      --      --     1,272       770       421      --      --     1,191
Foreign corporate.................    1,023       230      17      --     1,236       915       199      23      --     1,091
RMBS..............................      858        60      11       8       899       837        47      23      16       845
U.S. Treasury and agency..........      784        99      --      --       883       790        95      --      --       885
CMBS..............................      564        22      12      --       574       609        22      10      --       621
ABS...............................      261         9       3      --       267       280         8       7      --       281
State and political subdivision...       76        16      --      --        92        67        13      --      --        80
                                   --------  --------   -----   -----  --------  --------  --------   -----   -----  --------
  Total fixed maturity securities. $  6,836  $  1,243   $  54   $   8  $  8,017  $  6,676  $  1,100   $  91   $  16  $  7,669
                                   ========  ========   =====   =====  ========  ========  ========   =====   =====  ========
Equity Securities:
Common............................ $     63  $      1   $  --   $  --  $     64  $     33  $     --   $  --   $  --  $     33
                                   --------  --------   -----   -----  --------  --------  --------   -----   -----  --------
  Total equity securities......... $     63  $      1   $  --   $  --  $     64  $     33  $     --   $  --   $  --  $     33
                                   ========  ========   =====   =====  ========  ========  ========   =====   =====  ========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million with unrealized gains (losses) of $3 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

            General American Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                          December 31,
                                            -----------------------------------------
                                                    2012                 2011
                                            -------------------- --------------------
                                            Amortized Estimated  Amortized Estimated
                                              Cost    Fair Value   Cost    Fair Value
                                            --------- ---------- --------- ----------
                                                          (In millions)
Due in one year or less.................... $    492   $    508  $    509   $    526
Due after one year through five years......      966      1,074       814        896
Due after five years through ten years.....    1,392      1,704     1,316      1,554
Due after ten years........................    2,303      2,991     2,311      2,946
                                            --------   --------  --------   --------
 Subtotal..................................    5,153      6,277     4,950      5,922
Structured securities (RMBS, CMBS and ABS).    1,683      1,740     1,726      1,747
                                            --------   --------  --------   --------
 Total fixed maturity securities........... $  6,836   $  8,017  $  6,676   $  7,669
                                            ========   ========  ========   ========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................  $    36    $    2   $    111    $    9   $    131    $    7   $    137   $    21
Foreign government............        8        --         --        --         --        --         --        --
Foreign corporate.............       63         2         32        15        114         5         36        18
RMBS..........................       21         1        110        18         55        11        123        28
U.S. Treasury and agency......       48        --         --        --         --        --         --        --
CMBS..........................       41        --         33        12         69         1         63         9
ABS...........................       12        --         30         3         94         2         32         5
State and political
  subdivision.................        2        --         --        --         --        --         --        --
                                -------    ------   --------    ------   --------    ------   --------   -------
 Total fixed maturity
   securities.................  $   231    $    5   $    316    $   57   $    463    $   26   $    391   $    81
                                =======    ======   ========    ======   ========    ======   ========   =======
Total number of securities in
  an unrealized loss position.       57                   76                  131                   82
                                =======             ========             ========             ========

            General American Life Insurance Company and Subsidiary

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more

            General American Life Insurance Company and Subsidiary appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $45 million during the year ended December 31, 2012 from $107 million to $62 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $19 million of the total $62 million of gross unrealized losses were from 14 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $19 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $10 million, or 53%, are related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

            General American Life Insurance Company and Subsidiary

  Below Investment Grade Fixed Maturity Securities

    Of the $19 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $9 million, or 47%, are related to gross unrealized losses on eight below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and U.S and foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                December 31,
                                 ------------------------------------------
                                         2012                  2011
                                 --------------------  --------------------
                                   Carrying     % of     Carrying     % of
                                     Value      Total      Value      Total
                                 ------------- ------  ------------- ------
                                 (In millions)         (In millions)
   Mortgage loans:
    Commercial..................   $    825     97.6 %   $    579     95.3 %
    Agricultural................         27       3.2          33       5.4
                                   --------    ------    --------    ------
      Subtotal (1)..............        852     100.8         612     100.7
    Valuation allowances........        (7)     (0.8)         (4)     (0.7)
                                   --------    ------    --------    ------
      Total mortgage loans, net.   $    845    100.0 %   $    608    100.0 %
                                   ========    ======    ========    ======

--------
(1)In 2012, the Company purchased $195 million of commercial mortgage loans at estimated fair value from an affiliate, MetLife Bank, National Association. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

            General American Life Insurance Company and Subsidiary

 Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                      December 31,
                                             --------------------------------------------------------------
                                                          2012                            2011
                                             ------------------------------- ------------------------------
                                             Commercial Agricultural  Total  Commercial Agricultural Total
                                             ---------- ------------ ------- ---------- ------------ ------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit losses..  $    17     $    --    $    17  $     --     $    5    $    5
  Evaluated collectively for credit losses..      808          27        835       579         28       607
                                              -------     -------    -------  --------     ------    ------
   Total mortgage loans.....................      825          27        852       579         33       612
                                              -------     -------    -------  --------     ------    ------
Valuation allowances:
  Specific credit losses....................        2          --          2        --         --        --
  Non-specifically identified credit losses.        5          --          5         4         --         4
                                              -------     -------    -------  --------     ------    ------
   Total valuation allowances...............        7          --          7         4         --         4
                                              -------     -------    -------  --------     ------    ------
    Mortgage loans, net of valuation
     allowance..............................  $   818     $    27    $   845  $    575     $   33    $  608
                                              =======     =======    =======  ========     ======    ======

Valuation Allowance Rollforward by Portfolio Segment

The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------ --------
                                                 (In millions)
       Balance at January 1, 2010.....  $      3   $      --   $      3
       Provision (release)............         3          --          3
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2010...         6          --          6
       Provision (release)............        (2)         --         (2)
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2011...         4          --          4
       Provision (release)............         3          --          3
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2012...  $      7   $      --   $      7
                                        ========   =========   ========

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio

            General American Life Insurance Company and Subsidiary segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

            General American Life Insurance Company and Subsidiary

 Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                    Recorded Investment
                       ---------------------------------------------
                       Debt Service Coverage Ratios
                       ----------------------------           % of      Estimated    % of
                       > 1.20x  1.00x-1.20x < 1.00x  Total    Total    Fair Value    Total
                       -------- ----------- ------- -------- -------  ------------- -------
                                   (In millions)                      (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $    723   $    17   $    -- $    740   89.7 %   $    817      90.8 %
65% to 75%............       23        18        23       64     7.8          65        7.2
76% to 80%............        3        --         1        4     0.5           4        0.4
Greater than 80%......       --        --        17       17     2.0          14        1.6
                       --------   -------   ------- -------- -------    --------    -------
 Total................ $    749   $    35   $    41 $    825  100.0 %   $    900     100.0 %
                       ========   =======   ======= ======== =======    ========    =======

December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $    514   $    --   $    -- $    514   88.8 %   $    572      90.0 %
65% to 75%............       48        --        --       48     8.3          51        8.0
76% to 80%............       --        --        --       --      --          --         --
Greater than 80%......       --        --        17       17     2.9          13        2.0
                       --------   -------   ------- -------- -------    --------    -------
 Total................ $    562   $    --   $    17 $    579  100.0 %   $    636     100.0 %
                       ========   =======   ======= ======== =======    ========    =======

 Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                              ------------------------------------------
                                      2012                  2011
                              --------------------  --------------------
                                Recorded     % of     Recorded     % of
                               Investment    Total   Investment    Total
                              ------------- ------  ------------- ------
                              (In millions)         (In millions)
       Loan-to-value ratios:
       Less than 65%.........    $    27    100.0 %    $    28     84.8 %
       Greater than 80%......         --        --           5      15.2
                                 -------    ------     -------    ------
        Total................    $    27    100.0 %    $    33    100.0 %
                                 =======    ======     =======    ======

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and approximately 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no loans past due and no loans in non-accrual status at December 31, 2012. The Company had no loans past due and one agricultural mortgage loan in non-accrual status with a recorded investment of $5 million at December 31, 2011.

            General American Life Insurance Company and Subsidiary

 Impaired Mortgage Loans

  The Company had one impaired commercial mortgage loan with an unpaid principal balance and recorded investment of $17 million, and a carrying value of $15 million at December 31, 2012. For the year ended December 31, 2012, the average investment on impaired commercial loans and agricultural loans were $13 million and $2 million, respectively. The Company had one impaired agricultural mortgage loan with an unpaid principal balance, recorded investment and carrying value of $5 million at December 31, 2011. For the year ended
December 31, 2011, the average investment on impaired agricultural mortgage loans was $3 million. Interest income on impaired mortgage loans was $1 million for the year ended December 31, 2012 and less than $1 million for the year ended December 31, 2011. The Company did not recognize interest income on impaired mortgage loans during the year ended December 31, 2010.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. The Company had one agricultural mortgage loan modified during the period in a troubled debt restructuring with a pre-modification carrying value of $6 million and a post-modification carrying value of $5 million during the year ended December 31, 2011.

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at both December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status - when interest and principal payments are past due.

 Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values, loans to affiliates (see "-- Related Party Investment Transactions") and tax credit partnerships.

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $71 million and $54 million at December 31, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                            Years Ended December 31,
                                                                           --------------------------
                                                                             2012      2011     2010
                                                                           --------  --------  ------
                                                                                  (In millions)
Fixed maturity securities................................................. $  1,189  $  1,009  $  648
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (8)      (16)    (15)
                                                                           --------  --------  ------
   Total fixed maturity securities........................................    1,181       993     633
Equity securities.........................................................        1        --      19
Derivatives...............................................................       (2)       (1)     (1)
                                                                           --------  --------  ------
   Subtotal...............................................................    1,180       992     651
                                                                           --------  --------  ------
Amounts allocated from:
 Insurance liability loss recognition.....................................       (4)       (4)     (3)
 DAC and VOBA.............................................................      (17)       (2)      1
                                                                           --------  --------  ------
   Subtotal...............................................................      (21)       (6)     (2)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        3         5       5
Deferred income tax benefit (expense).....................................     (407)     (350)   (231)
                                                                           --------  --------  ------
Net unrealized investment gains (losses).................................. $    755  $    641  $  423
                                                                           ========  ========  ======

   The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                             Years Ended December 31,
                                                      ------------------------------
                                                           2012            2011
   -                                                    ----------      ----------
                                                             (In millions)
   Balance, January 1,............................... $      (16)     $      (15)
   Noncredit OTTI losses recognized (1)..............          1               1
   Securities sold with previous noncredit OTTI loss.          3               2
   Subsequent changes in estimated fair value........          4              (4)
                                                        ----------      ----------
   Balance, December 31,............................. $       (8)     $      (16)
                                                        ==========      ==========

--------

(1)Noncredit OTTI losses recognized, net of DAC, were $1 million for both years ended December 31, 2012 and 2011.

            General American Life Insurance Company and Subsidiary

  The changes in net unrealized investment gains (losses) were as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2012     2011    2010
                                                                               ------   ------  ------
                                                                                    (In millions)
Balance, beginning of period.................................................. $  641   $  423  $  139
Fixed maturity securities on which noncredit OTTI losses have been recognized.      8       (1)     --
Unrealized investment gains (losses) during the year..........................    180      342     436
Unrealized investment gains (losses) relating to:
   Insurance liability loss recognition.......................................     --       (1)     (3)
   DAC and VOBA...............................................................    (15)      (3)      2
   Deferred income tax benefit (expense) related to noncredit OTTI losses
     recognized in accumulated other comprehensive income (loss)..............     (2)      --      --
   Deferred income tax benefit (expense)......................................    (57)    (119)   (151)
                                                                               ------   ------  ------
Balance, end of period........................................................ $  755   $  641  $  423
                                                                               ======   ======  ======
Change in net unrealized investment gains (losses)............................ $  114   $  218  $  284
                                                                               ======   ======  ======

 Concentrations of Credit Risk

  Investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments of $1.2 billion and $1.1 billion, at estimated fair value, at December 31, 2012 and 2011, respectively.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2012   2011
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
      Amortized cost........................................ $  536 $  659
      Estimated fair value.................................. $  582 $  740
     Cash collateral on deposit from counterparties (2)..... $  596 $  751
     Security collateral on deposit from counterparties (3). $    1 $    7
     Reinvestment portfolio -- estimated fair value......... $  591 $  726

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

 Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity and equity securities.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,470 $    888
 Invested assets pledged as collateral (1)...................    1,299      662
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  2,769 $  1,550
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see
   Note 6).

 Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $225 million at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $99 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss). This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $100.6 billion and $100.3 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $2.2 billion and $6.4 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $6.0 billion, $3.3 billion and $7.3 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

            General American Life Insurance Company and Subsidiary

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2012                 2011
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  1,740  $  1,740   $  1,747  $  1,747
 U.S. and foreign corporate.....................       72        72         51        51
Other limited partnership interests.............      150       215        151       235
Other invested assets...........................        1        --          1        --
                                                 --------  --------   --------  --------
   Total........................................ $  1,963  $  2,027   $  1,950  $  2,033
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million at both December 31, 2012 and 2011. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

            General American Life Insurance Company and Subsidiary

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

 Net Investment Income

  The components of net investment income were as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                          2012     2011    2010
                                                          ----     ----    ----
                                                           (In millions)
      Investment income:
       Fixed maturity securities......................... $355     $341    $353
       Equity securities.................................    1        1       2
       Mortgage loans....................................   44       38      31
       Policy loans......................................   97      105     109
       Real estate and real estate joint ventures........    9        9       8
       Other limited partnership interests...............   17       14      17
       Cash, cash equivalents and short-term investments.    1        1      (1)
       Other.............................................   (2)      --      (1)
                                                           ----     ----    ----
           Subtotal......................................  522      509     518
         Less: Investment expenses.......................   19       18      16
                                                           ----     ----    ----
             Net investment income....................... $503     $491    $502
                                                           ====     ====    ====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

            General American Life Insurance Company and Subsidiary

Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         -----------------------
                                                                          2012    2011     2010
                                                                         -----   ------   -----
                                                                             (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
   Finance.............................................................. $  (4)  $   --   $  (2)
                                                                         -----   ------   -----
     Total U.S. and foreign corporate securities........................    (4)      --      (2)
   ABS..................................................................    (1)      (2)     --
   RMBS.................................................................    (1)      (1)     (3)
   CMBS.................................................................    --       --      (1)
                                                                         -----   ------   -----
 OTTI losses on fixed maturity securities recognized in earnings........    (6)      (3)     (6)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    16       10       2
                                                                         -----   ------   -----
   Total gains (losses) on fixed maturity securities....................    10        7      (4)
                                                                         -----   ------   -----
 Equity securities......................................................     3       45       1
 Mortgage loans.........................................................    (4)       2      (6)
 Other gains (losses)...................................................    (4)     (13)     (7)
                                                                         -----   ------   -----
       Total net investment gains (losses).............................. $   5   $   41   $ (16)
                                                                         =====   ======   =====

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $17 million, $8 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                        Years Ended December 31,
                                 -----------------------------------------------------------------------
                                  2012    2011     2010    2012   2011   2010   2012    2011     2010
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
                                 Fixed Maturity Securities  Equity Securities            Total
                                 ------------------------- ------------------- -------------------------
                                                              (In millions)
Proceeds........................ $   936 $   759 $   1,308 $   6 $   197 $   5 $   942 $   956 $   1,313
                                 ======= ======= ========= ===== ======= ===== ======= ======= =========
Gross investment gains.......... $    23 $    18 $      23 $   3 $    45 $   1 $    26 $    63 $      24
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
Gross investment losses.........     (7)     (8)      (21)    --      --    --     (7)     (8)      (21)
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
Total OTTI losses recognized in
 earnings:
  Credit-related................     (2)     (3)       (6)    --      --    --     (2)     (3)       (6)
  Other (1).....................     (4)      --        --    --      --    --     (4)      --        --
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
    Total OTTI losses
     recognized in earnings.....     (6)     (3)       (6)    --      --    --     (6)     (3)       (6)
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
      Net investment gains
       (losses)................. $    10 $     7 $     (4) $   3 $    45 $   1 $    13 $    52 $     (3)
                                 ======= ======= ========= ===== ======= ===== ======= ======= =========

            General American Life Insurance Company and Subsidiary

--------
(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                  Years Ended December 31,
                                                                                  ------------------------
                                                                                     2012           2011
                                                                                  ----------     ---------
                                                                                       (In millions)
Balance, at January 1,........................................................... $      5       $      2
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................       --             --
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................        1              4
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previouslyimpaired as credit loss OTTI........................................      (1)            (1)
 Securities impaired to net present value of expected future cash flows..........       --             --
                                                                                  ----------     ---------
Balance, at December 31,......................................................... $      5       $      5
                                                                                  ==========     =========

 Related Party Investment Transactions

  The Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $77 million and $78 million at December 31, 2012 and 2011, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million for each of the years ended
December 31, 2012, 2011 and 2010.

  The Company has loans outstanding to an affiliate, which are included in other invested assets, totaling $50 million at both December 31, 2012 and 2011. At December 31, 2011 the loans were outstanding with Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan of $50 million is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from these loans was $3 million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from certain affiliates. The related investment administrative service charges were $12 million, $10 million and $9 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million at both December 31, 2012 and 2011 and ($1) million for the year ended December 31, 2010.

6. Derivatives

 Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

            General American Life Insurance Company and Subsidiary

 Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  Credit Derivatives

  Credit default swaps are primarily used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

            General American Life Insurance Company and Subsidiary

  Equity Derivatives

  Equity index options are used by the Company in non-qualifying hedging relationships.

 Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                                 -----------------------------------------------------------
                                                                            2012                          2011
                                                                 ----------------------------- -----------------------------
                                                                          Estimated Fair Value          Estimated Fair Value
                                                                 Notional -------------------- Notional --------------------
                               Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                               --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                      (In millions)
Derivatives Designated as
 Hedging Instruments
Fair value hedges:
   Interest rate swaps........ Interest rate.................... $     21 $  --      $  1      $      8 $  --      $  --
Cash flow hedges:
   Foreign currency swaps..... Foreign currency exchange rate...       29    --         1             4    --         --
                                                                 -------- -----      ----      -------- -----      -----
      Total qualifying hedges.............................             50    --         2            12    --         --
                                                                 -------- -----      ----      -------- -----      -----

Derivatives Not Designated or
 Not Qualifying as Hedging
 Instruments
Interest rate swaps........... Interest rate....................      705    71         2           470    76         --
Interest rate futures......... Interest rate....................       15    --        --            15    --         --
Foreign currency swaps........ Foreign currency exchange rate...       51    --         4            33     1          2
Foreign currency forwards..... Foreign currency exchange rate...      986    16        --           951     3         --
Credit default swaps.......... Credit...........................      274     2        --           386     3          5
Equity options................ Equity market....................        7    --        --             5    --         --
                                                                 -------- -----      ----      -------- -----      -----
   Total non-designated or non-qualifying derivatives........       2,038    89         6         1,860    83          7
                                                                 -------- -----      ----      -------- -----      -----
      Total...............................................       $  2,088 $  89      $  8      $  1,872 $  83      $   7
                                                                 ======== =====      ====      ======== =====      =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                  ----------------------
                                                   2012     2011    2010
                                                  ------   ------  ------
                                                       (In millions)
      Derivatives and hedging gains (losses) (1). $  (19)  $   57  $  (31)
      Embedded derivatives.......................    (13)     (17)    (31)
                                                  ------   ------  ------
       Total net derivative gains (losses)....... $  (32)  $   40  $  (62)
                                                  ======   ======  ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

            General American Life Insurance Company and Subsidiary

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for each of the years ended December 31, 2012, 2011 and 2010.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $12 million, $13 million, and $11 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                               Net Derivative Gains (Losses)
                                               -----------------------------
                                                       (In millions)
   For the Year Ended December 31, 2012:
   Interest rate derivatives..................            $   (2)
   Foreign currency exchange rate derivatives.               (31)
   Credit derivatives.........................                 1
                                                          ------
      Total...................................            $  (32)
                                                          ======
   For the Year Ended December 31, 2011:
   Interest rate derivatives..................            $   25
   Foreign currency exchange rate derivatives.                17
   Credit derivatives.........................                 1
                                                          ------
      Total...................................            $   43
                                                          ======
   For the Year Ended December 31, 2010:
   Interest rate derivatives..................            $    3
   Foreign currency exchange rate derivatives.               (47)
   Credit derivatives.........................                 2
                                                          ------
      Total...................................            $  (42)
                                                          ======

  Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

   The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2012 and 2011. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were insignificant for the years ended December 31, 2012 and 2011. The Company did not have any fair value hedges during the year ended December 31, 2010.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2012, 2011 and 2010.

   At December 31, 2012 and 2011, the balance in accumulated other comprehensive income (loss) associated with foreign currency swaps designated and qualifying as cash flow hedges was ($2) million and ($1) million, respectively.

   For the year ended December 31, 2012, there was ($1) million of gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2011 and 2010, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended
December 31, 2012, 2011 and 2010, there were insignificant amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps. For the year ended December 31, 2012, the Company recognized insignificant amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2011 and 2010, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2012, insignificant amounts of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $220 million and $292 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012, the Company would have received $2 million to terminate all of these contracts, and at December 31, 2011, the Company would have paid $3 million to terminate all of these contracts.

            General American Life Insurance Company and Subsidiary

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2012                                   2011
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated    Amount of                 Estimated    Amount of
                                   Fair Value     Future       Weighted   Fair Value     Future       Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                         (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............   $  --        $    7         1.0        $  --        $    7         2.0
   Credit default swaps
     referencing indices..........      --            --          --           --            10         1.0
                                     -----        ------                    -----        ------
      Subtotal....................      --             7         1.0           --            17         1.4
                                     -----        ------                    -----        ------
   Baa
   Single name credit default
     swaps (corporate)............      --            20         3.5           (1)           45         4.6
   Credit default swaps
     referencing indices..........       2           193         4.5           (2)          230         4.6
                                     -----        ------                    -----        ------
      Subtotal....................       2           213         4.4           (3)          275         4.6
                                     -----        ------                    -----        ------
          Total...................   $   2        $  220         4.3        $  (3)       $  292         4.4
                                     =====        ======                    =====        ======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

            General American Life Insurance Company and Subsidiary

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $7 million and $64 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012, the Company had received collateral consisting of various securities with a fair market value of $74 million, which was held in separate custodial accounts. At December 31, 2011, the Company did not receive any securities collateral. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012 none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                          Estimated Fair Value of      Fair Value of Incremental
                                          Collateral Provided (2):     Collateral Provided Upon:
                                          ------------------------ ----------------------------------
                                                                                 Downgrade in the
                                                                   One Notch Company's Credit Rating
                                                                   Downgrade to a Level that Triggers
                         Estimated                                  in the        Full Overnight
                       Fair Value of                               Company's   Collateralization or
                     Derivatives in Net        Fixed Maturity       Credit        Termination of
                   Liability Position (1)        Securities         Rating   the Derivative Position
                   ---------------------- ------------------------ --------- ------------------------
                                                     (In millions)
December 31, 2012.          $  2                   $   1             $  --             $  1
December 31, 2011.          $  2                   $  --             $  --             $  1

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures.

            General American Life Insurance Company and Subsidiary

At both December 31, 2012 and 2011, the Company provided insignificant amounts of cash collateral for exchange-traded futures which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                         -------------
                                                                 Balance Sheet Location  2012   2011
                                                           ----------------------------  -----  -----
                                                                                         (In millions)
Net embedded derivatives within liability host contracts:
 Funds withheld on ceded reinsurance......................      Other liabilities....... $  96  $  83

  The following table presents changes in estimated fair value related to embedded derivatives:

                                            Years Ended December 31,
                                            ----------------------
                                             2012     2011    2010
                                            ------   ------  ------
                                                 (In millions)
             Net derivative gains (losses). $  (13)  $  (17) $  (31)

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

            General American Life Insurance Company and Subsidiary

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                       December 31, 2012
                                                              -----------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                         Total
                                                                                       Estimated
                                                              Level 1 Level 2  Level 3 Fair Value
                                                              ------- -------- ------- ----------
                                                                         (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $   --  $  2,652 $  142   $  2,794
  Foreign government.........................................     --     1,118    154      1,272
  Foreign corporate..........................................     --     1,130    106      1,236
  RMBS.......................................................     --       859     40        899
  U.S. Treasury and agency...................................    575       308     --        883
  CMBS.......................................................     --       561     13        574
  ABS........................................................     --       218     49        267
  State and political subdivision............................     --        92     --         92
                                                              ------  -------- ------   --------
    Total fixed maturity securities..........................    575     6,938    504      8,017
                                                              ------  -------- ------   --------
Equity securities:
  Common stock...............................................      9        55     --         64
                                                              ------  -------- ------   --------
    Total equity securities..................................      9        55     --         64
                                                              ------  -------- ------   --------
Short-term investments.......................................     36       155     --        191
Derivative assets: (1)
  Interest rate..............................................     --        71     --         71
  Foreign currency exchange rate.............................     --        16     --         16
  Credit.....................................................     --         2     --          2
                                                              ------  -------- ------   --------
    Total derivative assets..................................     --        89     --         89
                                                              ------  -------- ------   --------
Separate account assets (2)..................................     49       936      1        986
                                                              ------  -------- ------   --------
     Total assets............................................ $  669  $  8,173 $  505   $  9,347
                                                              ======  ======== ======   ========
Liabilities:
Derivative liabilities: (1)
  Interest rate.............................................. $   --  $      3 $   --   $      3
  Foreign currency exchange rate.............................     --         5     --          5
  Credit.....................................................     --        --     --         --
                                                              ------  -------- ------   --------
    Total derivative liabilities.............................     --         8     --          8
                                                              ------  -------- ------   --------
Net embedded derivatives within liability host contracts (3).     --        --     96         96
                                                              ------  -------- ------   --------
     Total liabilities....................................... $   --  $      8 $   96   $    104
                                                              ======  ======== ======   ========

            General American Life Insurance Company and Subsidiary

                                                                       December 31, 2011
                                                              -----------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                         Total
                                                                                       Estimated
                                                              Level 1 Level 2  Level 3 Fair Value
                                                              ------- -------- ------- ----------
                                                                         (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $   --  $  2,553 $  122   $  2,675
  Foreign government.........................................     --     1,041    150      1,191
  Foreign corporate..........................................     --     1,039     52      1,091
  RMBS.......................................................     --       818     27        845
  U.S. Treasury and agency...................................    580       305     --        885
  CMBS.......................................................     --       586     35        621
  ABS........................................................     --       246     35        281
  State and political subdivision............................     --        80     --         80
                                                              ------  -------- ------   --------
    Total fixed maturity securities..........................    580     6,668    421      7,669
                                                              ------  -------- ------   --------
Equity securities:
  Common stock...............................................      1        --     32         33
                                                              ------  -------- ------   --------
    Total equity securities..................................      1        --     32         33
                                                              ------  -------- ------   --------
Short-term investments.......................................     59       195     --        254
Derivative assets: (1)
  Interest rate..............................................     --        76     --         76
  Foreign currency exchange rate.............................     --         4     --          4
  Credit.....................................................     --         3     --          3
                                                              ------  -------- ------   --------
    Total derivative assets..................................     --        83     --         83
                                                              ------  -------- ------   --------
Separate account assets (2)..................................     48       925      1        974
                                                              ------  -------- ------   --------
     Total assets............................................ $  688  $  7,871 $  454   $  9,013
                                                              ======  ======== ======   ========
Liabilities:
Derivative liabilities: (1)
  Interest rate.............................................. $   --  $     -- $   --   $     --
  Foreign currency exchange rate.............................     --         2     --          2
  Credit.....................................................     --         5     --          5
                                                              ------  -------- ------   --------
    Total derivative liabilities.............................     --         7     --          7
                                                              ------  -------- ------   --------
Net embedded derivatives within liability host contracts (3).     --        --     83         83
                                                              ------  -------- ------   --------
     Total liabilities....................................... $   --  $      7 $   83   $     90
                                                              ======  ======== ======   ========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

            General American Life Insurance Company and Subsidiary

(3)Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 2.2% of the total estimated fair value of fixed maturity securities and 35% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

            General American Life Insurance Company and Subsidiary not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

            General American Life Insurance Company and Subsidiary

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Common stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

   Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Foreign government securities

       These securities are principally valued using the market approach. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar

            General American Life Insurance Company and Subsidiary securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Common stock

       These securities, including privately held securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

   Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC derivatives. The determination of estimated fair

            General American Life Insurance Company and Subsidiary value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

            General American Life Insurance Company and Subsidiary

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Embedded Derivatives

  Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "--Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

       These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

            General American Life Insurance Company and Subsidiary

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                                      Weighted
                                             Valuation Techniques        Significant Unobservable Inputs    Range     Average
                                        --------------------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate   Matrix pricing                   Delta spread adjustments (1)      15 -   500   159
                                                                         Illiquidity premium (1)           30 -    30
                                                                         Spreads from below
                                                                           investment grade curves (1)     23 -   603   273
                                        Market pricing                   Quoted prices (2)                 -- -   176   124
                                        Consensus pricing                Offered quotes (2)                35 -   102
                                        --------------------------------------------------------------------------------------
 Foreign government                     Consensus pricing                Offered quotes (2)               116 -   158
                                        --------------------------------------------------------------------------------------
 RMBS                                   Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)    100 -   601   444
                                        Market pricing                   Quoted prices (2)                 53 -    53    53
                                        Consensus pricing                Offered quotes (2)                80 -    80
                                        --------------------------------------------------------------------------------------
 CMBS                                   Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)     35 -   500   163
                                        Market pricing                   Quoted prices (2)                104 -   104   104
                                        --------------------------------------------------------------------------------------
 ABS                                    Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)     71 -   102    98
                                        Market pricing                   Quoted prices (2)                100 -   102   101
                                        --------------------------------------------------------------------------------------

(1)For this unobservable input, range and weighted average are presented in basis points.

            General American Life Insurance Company and Subsidiary

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumptions used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

            General American Life Insurance Company and Subsidiary

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                                   -----------------------------------------------------------------
                                                                                                                State and
                                                     U.S.           Foreign    Foreign                          Political
                                                   Corporate       Government Corporate  RMBS    CMBS    ABS   Subdivision
                                                   ---------       ---------- --------- ------  ------  -----  -----------
                                                                             (In millions)
Year Ended December 31, 2012:
Balance, January 1,...............................  $  122           $  150    $   52   $   27  $   35  $  35     $  --
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................      (1)               4         1       --      --     --        --
  Net investment gains (losses)...................      --               --        --       --      (1)    --        --
  Net derivative gains (losses)...................      --               --        --       --      --     --        --
 Other comprehensive income (loss)................       9               --         2        4      (6)     1        --
Purchases (3).....................................      29               --        52       10      --     19        --
Sales (3).........................................     (14)              --        (1)     (37)     (7)    (6)       --
Issuances (3).....................................      --               --        --       --      --     --        --
Settlements (3)...................................      --               --        --       --      --     --        --
Transfers into Level 3 (4)........................       5               --        --       36       5     --        --
Transfers out of Level 3 (4)......................      (8)              --        --       --     (13)    --        --
                                                    ------           ------    ------   ------  ------  -----     -----
Balance, December 31,.............................  $  142           $  154    $  106   $   40  $   13  $  49     $  --
                                                    ======           ======    ======   ======  ======  =====     =====
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $   (1)          $    4    $    1   $   --  $   --  $  --     $  --
  Net investment gains (losses)...................  $   --           $   --    $   --   $   --  $   --  $  --     $  --
  Net derivative gains (losses)...................  $   --           $   --    $   --   $   --  $   --  $  --     $  --

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                         Equity Securities:
                                         -------------------------
                                                       Non-
                                                    redeemable                         Net          Separate
                                         Common     Preferred      Short-term       Embedded        Account
                                         Stock        Stock        Investments     Derivatives     Assets (6)
                                         ------     ----------     -----------     -----------     ----------
                                                            (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................... $  32        $  --           $  --           $(83)           $  1
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................    --           --              --             --              --
  Net investment gains (losses).........     3           --              --             --              --
  Net derivative gains (losses).........    --           --              --            (13)             --
 Other comprehensive income (loss)......    --           --              --             --              --
Purchases (3)...........................    --           --              --             --              --
Sales (3)...............................    (4)          --              --             --              --
Issuances (3)...........................    --           --              --             --              --
Settlements (3).........................    --           --              --             --              --
Transfers into Level 3 (4)..............    --           --              --             --              --
Transfers out of Level 3 (4)............   (31)          --              --             --              --
                                         -----        -----           -----           ----            ----
Balance, December 31,................... $  --        $  --           $  --           $(96)           $  1
                                         =====        =====           =====           ====            ====
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income................. $  --        $  --           $  --           $ --            $ --
  Net investment gains (losses)......... $  --        $  --           $  --           $ --            $ --
  Net derivative gains (losses)......... $  --        $  --           $  --           $(13)           $ --

            General American Life Insurance Company and Subsidiary

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                                          Fixed Maturity Securities:
                                         -----------------------------------------------------------------------
                                                                                                     State and
                                           U.S.       Foreign      Foreign                           Political
                                         Corporate   Government   Corporate   RMBS    CMBS    ABS   Subdivision
                                         ---------   ----------   ---------    -----  -----  -----  -----------
                                                                (In millions)
Year Ended December 31, 2011:
Balance, January 1,.....................  $  161       $  120       $  70     $  34   $  39  $  27     $  --
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................     (1)            6           1        --      --     --        --
  Net investment gains (losses).........       1           --          --        --      --     --        --
  Net derivative gains (losses).........      --           --          --        --      --     --        --
 Other comprehensive income (loss)......       4           26         (5)       (2)       3     --        --
Purchases (3)...........................       8           --           5        --       5     32        --
Sales (3)...............................    (26)          (2)        (16)        --    (12)    (6)        --
Issuances (3)...........................      --           --          --        --      --     --        --
Settlements (3).........................      --           --          --        --      --     --        --
Transfers into Level 3 (4)..............       9           --          --        --      --     --        --
Transfers out of Level 3 (4)............    (34)           --         (3)       (5)      --   (18)        --
                                          ------       ------       -----      -----  -----  -----     -----
Balance, December 31,...................  $  122       $  150       $  52     $  27   $  35  $  35     $  --
                                          ======       ======       =====      =====  =====  =====     =====
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................  $  (1)       $    6       $   1     $  --   $  --  $  --     $  --
  Net investment gains (losses).........  $   --       $   --       $  --     $  --   $  --  $  --     $  --
  Net derivative gains (losses).........  $   --       $   --       $  --     $  --   $  --  $  --     $  --

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                     Equity Securities:
                                                   ---------------------------
                                                                     Non-
                                                                  redeemable                      Net         Separate
                                                     Common       Preferred    Short-term      Embedded       Account
                                                     Stock          Stock      Investments    Derivatives    Assets (6)
                                                    -----------   ----------   -----------    -------------   -----------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance, January 1,............................... $        11    $        5   $        6    $        (66)   $        23
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................          --            --           --               --            --
  Net investment gains (losses)...................           4            --           --               --           (3)
  Net derivative gains (losses)...................          --            --           --             (17)            --
 Other comprehensive income (loss)................          --             1           --               --            --
Purchases (3).....................................          21            --           --               --            --
Sales (3).........................................         (4)           (6)          (6)               --          (19)
Issuances (3).....................................          --            --           --               --            --
Settlements (3)...................................          --            --           --               --            --
Transfers into Level 3 (4)........................          --            --           --               --            --
Transfers out of Level 3 (4)......................          --            --           --               --            --
                                                    -----------    ----------  ----------     -------------   -----------
Balance, December 31,............................. $        32    $       --   $       --    $        (83)   $         1
                                                    ===========    ==========  ==========     =============   ===========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $        --    $       --   $       --    $          --   $        --
  Net investment gains (losses)................... $        --    $       --   $       --    $          --   $        --
  Net derivative gains (losses)................... $        --    $       --   $       --    $        (17)   $        --

            General American Life Insurance Company and Subsidiary

                                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------------
                                                                             Fixed Maturity Securities:
                                                   -----------------------------------------------------------------------------
                                                                                                                       State and
                                                      U.S.      Foreign    Foreign                                     Political
                                                    Corporate  Government Corporate     RMBS       CMBS       ABS     Subdivision
                                                   ----------  ---------- ---------  ---------  ---------  ---------  -----------
                                                                                   (In millions)
Year Ended December 31, 2010:
Balance, January 1,                                $      194  $      58  $      62  $      25  $      15  $      50   $      3
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................         (1)         6          1         --         --         --         --
  Net investment gains (losses)...................          2         --         --         (1)        --         (1)        --
  Net derivative gains (losses)...................         --         --         --         --         --         --         --
 Other comprehensive income (loss)................          6          9          7          7         11          4         --
Purchases, sales, issuances and settlements (3)...        (74)        57          4         (3)        (2)       (26)        --
Transfers into Level 3 (4)........................         37         --          3          6         15         --         --
Transfers out of Level 3 (4)......................         (3)       (10)        (7)        --         --         --         (3)
                                                   ----------  ---------  ---------  ---------  ---------  ---------   --------
Balance, December 31,............................. $      161  $     120  $      70  $      34  $      39  $      27   $     --
                                                   ==========  =========  =========  =========  =========  =========   ========
Changes in unrealized gains (losses)included in
 net income (loss): (5)
  Net investment income........................... $       (1) $       6  $       1  $      --  $      --  $      --   $     --
  Net investment gains (losses)................... $       (1) $      --  $      --  $      --  $      --  $      --   $     --
  Net derivative gains (losses)................... $       --  $      --  $      --  $      --  $      --  $      --   $     --

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------
                                                   Equity Securities:
                                                   -----------------
                                                                Non-
                                                             redeemable                                 Net      Separate
                                                   Common    Preferred  Short-term        Net        Embedded    Account
                                                   Stock       Stock    Investments Derivatives (7) Derivatives Assets (6)
                                                   ------    ---------- ----------- --------------- ----------- ----------
                                                                              (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $  1        $  5       $ --          $  1          $(35)       $ 80
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................    --          --         --            --            --          --
  Net investment gains (losses)...................    --          --         --            --            --           8
  Net derivative gains (losses)...................    --          --         --            --           (31)         --
 Other comprehensive income (loss)................    --          --         --            --            --          --
Purchases, sales, issuances and settlements (3)...    10          --          6            (1)           --         (65)
Transfers into Level 3 (4)........................    --          --         --            --            --          --
Transfers out of Level 3 (4)......................    --          --         --            --            --          --
                                                    ----        ----       ----          ----          ----        ----
Balance, December 31,.............................  $ 11        $  5       $  6          $ --          $(66)       $ 23
                                                    ====        ====       ====          ====          ====        ====
Changes in unrealized gains (losses)included in
 net income (loss): (5)
  Net investment income...........................  $ --        $ --       $ --          $ --          $ --        $ --
  Net investment gains (losses)...................  $ --        $ --       $ --          $ --          $ --        $ --
  Net derivative gains (losses)...................  $ --        $ --       $ --          $ --          $(31)       $ (1)

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

            General American Life Insurance Company and Subsidiary

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

 Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                              Years Ended December 31,
                         ---------------------------------------------------------------------------------------------------
                                       2012                              2011                             2010
                         ------------------------------    -------------------------------  --------------------------------
                          Carrying    Carrying              Carrying    Carrying             Carrying    Carrying
                            Value       Value                 Value       Value                Value       Value
                          Prior to      After     Gains     Prior to      After     Gains    Prior to      After     Gains
                         Measurement Measurement (Losses)  Measurement Measurement (Losses) Measurement Measurement (Losses)
                         ----------- ----------- --------  ----------- ----------- -------- ----------- ----------- --------
                                                                    (In millions)
Mortgage loans, net (1).   $   17      $   15      $   (2)    $   5       $   5     $   --    $   --      $   --     $   --
Goodwill (2)............   $   --      $   --      $ --       $  35       $  --     $  (35)   $   --      $   --     $   --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)As discussed in Note 1, in 2011, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of these financial instruments, which are primarily classified in Level 2

            General American Life Insurance Company and Subsidiary and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                          December 31, 2012
                                                        ------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                                   ---------------------------
                                                         Carrying                              Total Estimated
                                                          Value    Level 1 Level 2   Level 3     Fair Value
                                                        ---------- ------- -------- ---------- ---------------
                                                                            (In millions)
Assets:
Mortgage loans, net.................................... $      845 $    -- $     -- $      930   $      930
Policy loans........................................... $    1,774 $    -- $    124 $    2,082   $    2,206
Other invested assets.................................. $       50 $    -- $     63 $       --   $       63
Premiums, reinsurance and other receivables............ $      256 $    -- $     -- $      277   $      277
Liabilities:
PABs................................................... $    2,067 $    -- $     -- $    2,236   $    2,236
Long-term debt......................................... $      102 $    -- $    138 $       --   $      138
Other liabilities...................................... $        4 $    -- $      4 $       --   $        4
Separate account liabilities........................... $       57 $    -- $     57 $       --   $       57
Commitments: (1)
Mortgage loan commitments.............................. $       -- $    -- $     -- $       --   $       --
Commitments to fund bank credit facilities and private
 corporate bond investments............................ $       -- $    -- $     -- $       --   $       --

                                                                                    December 31, 2011
                                                                                   -------------------
                                                                                             Estimated
                                                                                   Carrying    Fair
                                                                                    Value      Value
                                                                                   --------- ---------
                                                                                      (In millions)
Assets:
Mortgage loans, net............................................................... $     608 $     671
Policy loans...................................................................... $   1,797 $   2,232
Other invested assets............................................................. $      50 $      55
Premiums, reinsurance and other receivables....................................... $     249 $     266
Liabilities:
PABs.............................................................................. $   1,547 $   1,661
Long-term debt.................................................................... $     102 $     140
Other liabilities................................................................. $       4 $       4
Separate account liabilities...................................................... $      61 $      61
Commitments: (1)
Mortgage loan commitments......................................................... $      -- $      --
Commitments to fund bank credit facilities and private corporate bond investments. $      -- $      --

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 12 for additional information on these off-balance sheet obligations.

            General American Life Insurance Company and Subsidiary

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  PABs

  PABs in the preceding tables include investment contracts. The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix

            General American Life Insurance Company and Subsidiary pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Long-term Debt

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.63% due January 2024. The outstanding balance of the surplus note was $102 million at both December 31, 2012 and 2011.

  Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  Interest Expense

  Interest expense related to the Company's indebtedness, included in other expenses, was $9 million for each of the years ended December 31, 2012, 2011 and 2010.

            General American Life Insurance Company and Subsidiary

9. Equity

  Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for General American, was in excess of five times Company Action RBC for all periods presented.

  General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income of General American, a Missouri domiciled insurer, was $19 million, $128 million and $64 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $873 million and $825 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

  Dividend Restrictions

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a cash dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends

            General American Life Insurance Company and Subsidiary to its stockholders. During the year ended December 31, 2012, General American did not pay dividends to MLIC. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. During the year ended December 31, 2010, General American paid a dividend of $149 million, of which, $127 million, was a return of capital. Based on amounts at December 31, 2012, General American could pay a stockholder dividend in 2013 of $86 million without prior approval of the Missouri Director.

  Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                    Years Ended December 31,
                                                                                    -----------------------
                                                                                     2012    2011     2010
                                                                                    ------  ------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year...................... $  206  $  396  $   476
Income tax effect of holding gains (losses)........................................    (71)   (140)    (166)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................    (18)    (55)     (41)
Income tax effect of reclassification adjustments..................................      7      19       14
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................    (15)     (4)      --
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................      5       2        1
                                                                                    ------  ------  -------
Net unrealized investment gains (losses), net of income tax........................    114     218      284
Foreign currency translation adjustments, net of income tax expense (benefit)of
  $0, $0 and $0....................................................................     (1)     --       --
Defined benefit plans adjustment, net of income tax expense (benefit)of $0, ($1)
  million and $0...................................................................     (2)     (3)      (1)
                                                                                    ------  ------  -------
   Other comprehensive income (loss), net of income tax............................ $  111  $  215  $   283
                                                                                    ======  ======  =======

10. Other Expenses

  Information on other expenses was as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                            2012     2011    2010
                                                          -------  -------  ------
                                                                (In millions)
Compensation............................................. $     2  $     2  $    3
Pension, postretirement and postemployment benefit costs.      17       17      17
Commissions..............................................     139       50     (20)
Capitalization of DAC....................................    (124)     (57)     (5)
Amortization of DAC and VOBA.............................      47       19      16
Interest expense on debt and debt issuance costs.........       9        9       9
Premium taxes, licenses and fees.........................      10        7       9
Goodwill impairment (see Note 1).........................      --       35      --
Other....................................................      41       45      38
                                                          -------  -------  ------
 Total other expenses.................................... $   141  $   127  $   67
                                                          =======  =======  ======

            General American Life Insurance Company and Subsidiary

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Current:
      Federal...................................... $  (29)  $  (27) $   40
      Foreign......................................     --        2     (39)
                                                    ------   ------  ------
        Subtotal...................................    (29)     (25)      1
                                                    ------   ------  ------
     Deferred:
      Federal......................................     34       67      (3)
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $    5   $   42  $   (2)
                                                    ======   ======  ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                      2012     2011    2010
      -                                               -----   -----   -----
                                                        (In millions)
      Tax provision at U.S. statutory rate.......... $   7    $  33   $   9
      Tax effect of:
       Tax-exempt investment income.................    (3)      (2)     (3)
       Medicare Part D..............................    --       --       3
       Prior year tax...............................     2       --     (11)
       Tax credits..................................    (1)      --      --
       Goodwill impairment..........................    --       12      --
       Other, net...................................    --       (1)     --
                                                      -----   -----   -----
         Provision for income tax expense (benefit). $   5    $  42   $  (2)
                                                      =====   =====   =====

            General American Life Insurance Company and Subsidiary

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                      ----------------
                                                        2012     2011
                                                      -------  -------
                                                        (In millions)
        Deferred income tax assets:
         Policyholder liabilities and receivables.... $    82  $    69
         Employee benefits...........................      25       26
         Loss and tax credit carryforwards...........       1        2
         Investments, including derivatives..........       5       17
         Other.......................................       5        5
                                                      -------  -------
           Total gross deferred income tax asset.....     118      119
                                                      -------  -------
        Deferred income tax liabilities:
         DAC.........................................      43       10
         Net unrealized investment gains.............     404      345
                                                      -------  -------
           Total deferred income tax liabilities.....     447      355
                                                      -------  -------
           Net deferred income tax asset (liability). $  (329) $  (236)
                                                      =======  =======

  Tax credit carryforwards of $1 million at December 31, 2012 will expire beginning in 2031.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amount due from affiliates includes $11 million for 2012 and the amount due to affiliates includes $40 million for 2011.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2013.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                Years Ended December 31,
                                                -----------------------
                                                2012    2011     2010
                                                 -----   -----  ------
                                                   (In millions)
             Balance at January 1,............. $   7   $   7   $   18
             Lapses of statutes of limitations.    --      --      (11)
                                                 -----   -----  ------
             Balance at December 31,........... $   7   $   7   $    7
                                                 =====   =====  ======

            General American Life Insurance Company and Subsidiary

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ------------------------
                                                                            2012     2011    2010
                                                                            ------   ------  ----
                                                                             (In millions)
Interest recognized in the consolidated statements of operations.......... $   --   $   --   $  1

                                                                                    December 31,
                                                                                    ---------------
                                                                                     2012    2011
                                                                                     ------  ----
                                                                                    (In millions)
Interest included in other liabilities in the consolidated balance sheets.          $    1   $  1

  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $1 million, related to the separate account DRD. The 2012 benefit did not include a true-up of the 2011 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including General American, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On January 9, 2013, the West Virginia Treasurer filed an action against the Company in West Virginia state court, alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and

            General American Life Insurance Company and Subsidiary seeking payment of unclaimed property, interest, and penalties. At least one other jurisdiction is pursuing a similar market conduct exam. It is possible that other jurisdictions may pursue similar exams or audits and that such exams or audits may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

            General American Life Insurance Company and Subsidiary

  Assets and liabilities held for insolvency assessments were as follows:

                                                                   December 31,
                                                                   ------------
                                                                   2012    2011
                                                                   ----    ----
                                                                   (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments....... $  5    $  5
     Premium tax offsets currently available for paid assessments.    1       1
                                                                    ----   ----
                                                                   $  6    $  6
                                                                    ====   ====
    Other Liabilities:
     Insolvency assessments....................................... $  6    $  7
                                                                    ====   ====

Commitments

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $99 million and $122 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $15 million and $6 million at December 31, 2012 and 2011, respectively.

 Commitments to Fund Bank Credit Facilities and Private Corporate Bond
Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $2 million and $7 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that

            General American Life Insurance Company and Subsidiary could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

13. Related Party Transactions

 Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $40 million, $46 million and $42 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $2 million for each of the years ended December 31, 2012, 2011 and 2010. Revenues received from affiliates related to these agreements, recorded in other revenues, were $1 million for both of the years ended December 31, 2012 and 2011, and $0 for the year ended December 31, 2010.

   The Company had net receivables from affiliates of $8 million and $4 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

   See Notes 4 and 5 for additional related party transactions.

14. Subsequent Event

The Company has evaluated events subsequent to December 31, 2012, through April 5, 2013, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2012.

3.   Statements of Operations for the year ended December 31, 2012.

4.   Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2012 and 2011.

3.   Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

5.   Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and 2010.

6.   Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") and subsidiary are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2012 and 2011.

3.   Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and
     2010.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and
     2010.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              --------

1.   (i)      Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account (1)

     (ii)     Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (8)

2.            Not Applicable

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (8)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (8)

     (iii)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)
                 (8)

     (iv)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (16)

     (v)      Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (17)

     (vi)     Form of Retail Sales Agreement (2-10) and Schedule of Differences (24)

     (vii)    Retail Sales Agreement and Amendments (Edward Jones) (25)

     (viii)   Selling Agreement and Amendments (UBS Fininacial Services Inc.) (26)


    (ix)     Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (30)


4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (3)

     (ii)     Enhanced Dollar Cost Averaging Rider (3)

     (iii)    Three Month Market Entry Rider (3)


(iv)        Death Benefit Rider - (Compounded-Plus) (3)

(v)         Death Benefit Rider - (Annual) (3)

(vi)        Death Benefit Rider - (Annual Step-Up) (3)

(vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (3)

(viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (3)

(ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

(x)         Terminal Illness Rider (3)

(xi)        Individual Retirement Annuity Endorsement (3)

(xii)       Roth Individual Retirement Annuity Endorsement (3)

(xiii)      401 Plan Endorsement (3)

(xiv)       Tax Sheltered Annuity Endorsement (3)

(xv)        Unisex Annuity Rates Rider (3)

(xvi)       Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance
            Company; formerly, Cova Financial Services Life Insurance Company) (2)

(xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (6)

(xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (7)

(xix)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (8)

(xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02) (8)

(xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (8)

(xxii)      401(a)/403(a) Plan Endorsement 7026.1 (9/02) (8)

(xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02) (8)

(xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02) (8)

(xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (9)

(xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (9)

(xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (9)

(xxviii)    Form of Contract Schedule 7028-3 (5/05) (9)

(xxix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (10)

(xxx)       Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05) (10)

(xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (10)

(xxxii)     Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (11)

(xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (12)

(xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (14)

(xxxv)      Form of Guaranteed Minimum Income Benefit Rider (14)

(xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (14)

(xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (15)

(xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (15)

(xxxix)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (21)

(xl)        Form of Contract Schedule MLI-EDB (4/08) (21)

(xli)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (21)

(xlii)      Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (21)

(xliii)     Form of Spousal Continuation Rider MLI-GMIB (2/10)-E (24)

(xliv)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (27)


     (xlv)             Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (29)

5.   (i)               Form of Variable Annuity Application (3)

     (ii)              Form of Variable Annuity Application Class L: [Class VA 7029 (7/04) APPVA-504VA] (7)

     (iii)             Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA (9)

     (iv)              Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (10)

     (v)               Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (15)

     (vi)              Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (22)

6.   (i)               Copy of Articles of Incorporation of the Company (4)

     (ii)              Copy of the Bylaws of the Company (4)

7.   (i)      (a)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
                       Insurance Company (5)

              (b)      Amendment No. 1 and Amendment No. 2 to the Reinsurance Agreement (the "Agreement") between
                       MetLife Investors Insurance Company (the "Cedent") and Metropolitan Life Insurance Company (the
                       "Reinsurer") (as of April 1, 2001) (29)

              (c)      Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan
                       Life Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance
                       (dated October 27, 2004 and effective November 30, 2004) (29)

     (ii)     (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                       Reassurance Company, Ltd (5)

              (b)      Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement effective as of
                       April 1, 2001 ("Agreement") between MetLife Investors Insurance Company (the "Cedent") and
                       Exeter Reasurance Company, Ltd. (the "Reinsurer") (29)

              (c)      Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
                       Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (29)

              (d)      Amendment No. 1 through Amendment No. 13 to the Automatic Reinsurance Agreement effective as of April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors
                       Insurance Company and Exeter Reassurance Company, Ltd. ("Reinsurer") (29)


              (e)      Amendment No. 14 and 15 to Automatic Reinsurance Agreement effective as of April 1, 2001
                       Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors Insurance
                       Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (30)


     (iii)             Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                       American Life Insurance Company (as of January 1, 2003) (13)

8.   (i)      (a)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met
                       Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001) (5)

              (b)      First Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                       Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                       (September 14, 2001) (5)

              (c)      Second Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers,
                       LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company (May 1,
                       2009) (26)

              (d)      Amendment to Participation Agreement between Met Investors Series Trust, MetLife Advisers, LLC,
                       MetLife Investors Distribution Company and MetLife Investors Insurance Company et al. (April 30,
                       2010) (29)

     (ii)              Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                       and Cova Financial Services Life Insurance Company (effective September 1, 2000) (7)

     (iii)             Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
                       Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (13)

     (iv)              Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                       December 31, 2002) (15)

     (v)               Guarantee Agreement (June 1, 1995)(General American Life Insurance Company) (15)


          (vi)              Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                            Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (17)

          (vii)    (a)      Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                            Investors Distribution Company and MetLife Investors Company (effective August 31, 2007) (20)

                   (b)      Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
                            LLC, MetLife Investors Distribution Company and MetLife Investors Company (April 30, 2010) (29)

9.        (i)               Opinion of Counsel (18)

          (ii)              Opinion and Consent of Counsel (General American Life Insurance Company) (15)


10.       (i)               Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the
                            Depositor, the Registrant and the Guarantor (filed herewith)

          (ii)              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife,
                            Inc. (filed herewith)

11.                         Not Applicable

12.                         Agreement Governing Contribution (1)

13.       (i)               Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                            Stephen M. Kessler, Lisa S. Kuklinski, Mark E. Rosenthal, Peter M. Carlson and James J. Reilly
                            (filed herewith)

          (ii)              Powers of Attorney (General American Life Insurance Company) for Eric T. Steigerwalt, Kimberly A.
                            Berwanger, Peter M. Carlson, Paul G. Cellupica, Elizabeth M. Forget, Michael P. Harwood, Paul A.
                            LaPiana, Gene L. Lunman, Stanley J. Talbi and Anne Belden (filed herewith)


    (1)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                            Nos. 33-39100 and 811-05200) as electronically filed on April 29, 1999.

    (2)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

    (3)                     incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as
                            electronically filed November 22, 2000.

    (4)                     incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                            electronically filed on August 29,1997.

    (5)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                            Nos. 333-50450 and 811-05200) as electronically filed on April 30, 2003.

    (6)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.

    (7)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.

    (8)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.

    (9)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                            Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

   (10)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

   (11)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

   (12)                     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                            Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
                            January 13, 2006.

   (13)                     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                            Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.

   (14)                     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                            Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
                            April 24, 2006.


(15)     incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as
         electronically filed on July 27, 2006.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-52272 and 811-05200) as electronically filed on April 19, 2007.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-52272 and 811-05200) as electronically filed on July 12, 2007.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on October 31, 2007.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 to Form N-4 (File
         Nos. 333-52272 and 811-08306) as electronically filed on December 5, 2008.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on October 9, 2009.

(26)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-160936 and 811-05200) as electronically filed on November 2, 2009.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
         Nos. 333-52272 and 811-05200) as electronically filed on April 13, 2010.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.


(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------

Eric T. Steigerwalt                     Chairman of the Board, President,
501 Route 22                            Chief Executive Officer and Director
Bridgewater, NJ 08807

Peter M. Carlson                        Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -----------------------------------------------------

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Mark E. Rosenthal                       Director and Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

Stephen M. Kessler                      Director
300 Davidson Ave
Somerset, NJ 08873

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                    Vice President and Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

James J. Reilly                         Vice President-Finance (principal financial officer)
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Pkwy
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Timothy J. McLinden                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2013, there were 58,332 owners of qualified contracts and 51,106 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D

Metropolitan Life Variable Annuity Separate Account II



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900 EBS
Irving, CA 92614

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $54,914,768         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston and the Commonwealth of Massachusetts, on this 23rd day of April, 2013.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  MetLife Investors Variable Annuity Account One

By:  /s/ Gregory E. Illson
     -----------------------------------
     Gregory E. Illson
     Vice President

By:  METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 23rd day of April, 2013.

/s/*Eric T. Steigerwalt                 Chairman of the Board, President, Chief
----------------------------------      Executive Officer and a Director
(Eric T. Steigerwalt)

/s/*Elizabeth M. Forget                 Director and Executive Vice President
----------------------------------
(Elizabeth M. Forget)

/s/*Peter M. Carlson                    Executive Vice President and Chief
----------------------------------      Accounting Officer
(Peter M. Carlson)

/s/*Jay S. Kaduson
----------------------------------      Director and Vice President
(Jay S. Kaduson)

/s/*Lisa S. Kuklinski
----------------------------------      Director and Vice President
(Lisa S. Kuklinski)

/s/*Mark E. Rosenthal
----------------------------------      Director and Vice President
(Mark E. Rosenthal)

/s/*Susan A. Buffum
----------------------------------      Director
(Susan A. Buffum)

/s/*Stephen M. Kessler
----------------------------------      Director
(Stephen M. Kessler)

/s/*James J. Reilly
----------------------------------      Vice President - Finance (principal
(James J. Reilly)                       financial officer)

By: /s/ Michele H. Abate
    -----------------------------------
    Michele H. Abate, Attorney in Fact
    April 23, 2013

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

   As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 17th day of April, 2013.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By: /s/ Karen A. Johnson
    ----------------------------
    Karen A. Johnson
    Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2013.

/s/ Eric T. Steigerwalt*                 Chairman of the Board, President, Chief
-----------------------------------      Executive Officer and a Director
Eric T. Steigerwalt

/s/ Anne Belden*                         Vice President - Finance (principal
-----------------------------------      financial officer)
Anne Belden

/s/ Peter M. Carlson*                    Director, Executive Vice President and
-----------------------------------      Chief Accounting Officer
Peter M. Carlson

/s/ Paul G. Cellupica*                   Director
-----------------------------------
Paul G. Cellupica

/s/ Elizabeth M. Forget*                 Director
-----------------------------------
Elizabeth M. Forget

/s/ Paul A. LaPiana*                     Director
-----------------------------------
Paul A. LaPiana

/s/ Michael P. Harwood*                  Director
-----------------------------------
Michael P. Harwood

/s/ Kimberly A. Berwanger*              Director
------------------------------------
Kimberly A. Berwanger

/s/ Stanley J. Talbi*                  Director
----------------------------------
Stanley J. Talbi

/s/ Gene L. Lunman*                    Director
-----------------------------------
Gene L. Lunman

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 17, 2013

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10 (i)   Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP) for the Depositor, the Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13 (i)   Powers of Attorney (MetLife Investors Insurance Company)

13 (ii)  Powers of Attorney (General American Life Insurance Company)